UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-21977

PowerShares Exchange-Traded Fund Trust II
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road Wheaton, IL			60187
(Address of principal executive offices)			(Zip code)

H. Bruce Bond Chairman and Chief Executive Officer 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-983-0903

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2008

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2008 Semi-Annual Report to Shareholders

30 April 2008

PowerShares DWA Developed Markets Technical Leaders Portfolio

PowerShares DWA Emerging Markets Technical Leaders Portfolio

PowerShares Dynamic Asia Pacific Portfolio

PowerShares Dynamic Developed International Opportunities Portfolio

PowerShares Dynamic Europe Portfolio

PowerShares FTSE RAFI Asia-Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Asia-Pacific ex-Japan Small-Mid Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares FTSE RAFI Europe Portfolio

PowerShares FTSE RAFI Europe Small-Mid Portfolio

PowerShares FTSE RAFI International Real Estate Portfolio

PowerShares FTSE RAFI Japan Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Nuclear Energy Portfolio

PowerShares Global Water Portfolio

PowerShares International Listed
Private Equity Portfolio

Table of Contents

Shareholder Letter	2

The Market Environment	3

Manager's Analysis	4

Funds' Distribution History	41

Frequency Distribution of Discounts & Premiums	42

Fees and Expenses	44

Schedules of Investments

PowerShares DWA Developed MarketsTechnical Leaders Portfolio	47

PowerShares DWA Emerging Markets Technical Leaders Portfolio	49

PowerShares Dynamic Asia Pacific Portfolio	51

PowerShares Dynamic Developed International Opportunities Portfolio	53

PowerShares Dynamic Europe Portfolio	57

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	61

PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	63

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	66

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	78

PowerShares FTSE RAFI Emerging Markets Portfolio	94

PowerShares FTSE RAFI Europe Portfolio	97

PowerShares FTSE RAFI Europe Small-Mid Portfolio	104

PowerShares FTSE RAFI International Real Estate Portfolio	111

PowerShares FTSE RAFI Japan Portfolio	114

PowerShares Global Clean Energy Portfolio	118

PowerShares Global Nuclear Energy Portfolio	120

PowerShares Global Water Portfolio	121

PowerShares International Listed Private Equity Portfolio	122

Statements of Assets and Liabilities	124

Statements of Operations	128

Statements of Changes in Net Assets	132

Financial Highlights	138

Notes to Financial Statements	147

Supplemental Information	158

Information about Advisory Agreements	163

My Fellow Investors,

It gives me great pleasure to report on the state of your investment in PowerShares Exchange-Traded Funds and to thank you for your continued confidence in Invesco PowerShares Capital Management LLC.

Invesco PowerShares has accomplished a number of corporate and industry achievements in 2007. Some of the most notable successes over the past 12 months are that PowerShares:

•  Was the first to receive approval from the SEC to operate actively managed equity and fixed-income ETFs.

•  Launched our initial group of international ETFs, which invest directly in securities listed on foreign exchanges. As of April 30, 2008, we had 17 ETFs allowing investors to invest across a wide geographic range.

•  Brought out the markets only ETFs investing in insured municipal bonds. These three ETF's were part of our initial entry into the Fixed Income portion of the investment spectrum.

•  Further enhanced our reputation as one of the leading innovators in the ETF marketplace when the PowerShares S&P Buy-Write Portfolio was awarded the most innovative new ETF for 2007.

•  Expanded our global footprint with the introduction of 14 PowerShares ETFs listed on four major stock exchanges across Europe (London, Milan, Frankfurt and Paris).

•  Launched the PowerShares India Portfolio, one of the first ETFs to provide U.S. investors with direct access to securities listed on the India stock exchange.

Another milestone of the past year was the adoption of our new name, Invesco PowerShares – in short, we have a new corporate name. Invesco PowerShares represents the strength of global diversification you get through the combination of Invesco's worldwide resources and PowerShares' market leading ETF capabilities. As one of the world's largest and most diversified global investment organizations, Invesco has more than 500 investment professionals operating in investment centers in 25 cities, a presence in 12 countries and $500 billion in assets under management globally at the end of 2007.

While our name has changed and we have a new corporate logo, our goal of delivering the highest quality investment management available in the ETF structure has not changed and all of the names of your funds and their trading symbols remain the same – as do all of our telephone contact numbers. All of us at Invesco PowerShares will continue to strive to provide you with compelling investment solutions and high-quality customer service. Regardless of market conditions, Invesco PowerShares will hold true to its mission: seeking to build financial security for investors.

Best regards,

H. Bruce Bond

President and Chairman of the Board of Trustees
PowerShares Exchange-Traded Fund Trust II

The Market Environment

Global markets and economies fared even worse than the struggling U.S., succumbing to inflationary pressures over the six month reporting period ending April 30, 2008. The benchmark MSCI EAFE Index fell -8.91% as surging commodity prices led to weaker equity valuations in almost every worldwide market. Exports were slowed by the weakening U.S. dollar, which reached new record lows versus the Euro during the reporting period. Even the commodity-based emerging markets were not spared: the benchmark BRIC Index dropped -8.61%. Although a majority of worldwide central banks left their short-term target rates unchanged, the Bank of England and Bank of Canada lowered rates while the People's Bank of China and Switzerland National Bank raised rates. Given the divergence of overseas interest rates, global debt markets underperformed the U.S. bond market (Lehman Bros. Global Aggregate Total Return Index +5.14% versus U.S. Aggregate Index +6.87%) over the reporting period.

Manager's Analysis

PowerShares DWA Developed Markets Technical Leaders Portfolio (ticker: PIZ)

The PowerShares DWA Developed Markets Technical Leaders Portfolio is based on the Dorsey Wright Developed Markets Technical Leaders Index. This Index includes approximately 100 companies that possess powerful relative strength characteristics and are domiciled in developed markets including, but not limited to, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Index excludes U.S. companies listed on a U.S. stock exchange. The Index is reconstituted and rebalanced quarterly.

During the reporting period from December 28, 2007 to April 30, 2008, the Fund returned -2.19%. This was a smaller decline than the comparative index, MSCI EAFE Index which returned -3.99%.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Materials	28.9
Industrials	27.8
Financials	10.6
Energy	8.5
Utilities	7.7
Consumer Discretionary	4.6
Consumer Staples	4.2
Healthcare	2.6
Information Technology	2.5
Telecommunication Services	2.1
Rights	0.1
Money Market Fund	0.4
Other	0.0

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Large-Cap Growth	35.9
Mid-Cap Growth	31.7
Large-Cap Value	17.5
Mid-Cap Value	14.9

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
K+S AG	4.5
SNC-Lavalin Group, Inc.	4.1
Voestalpine AG	3.7
Kuehne & Nagel International AG	3.4
Rautaruukki Oyj	3.2
Verbund-Oesterreichische
Elektrizitaetswirtschafts AG, Class A	3.0
Hochtief AG	3.0
Banco de Valencia S.A.	2.8
Iberdrola S.A.	2.8
Abengoa S.A.	2.6
Total	33.1

Manager's Analysis (Continued)

PowerShares DWA Developed Markets Technical Leaders Portfolio (ticker: PIZ)

  Fund Performance History (%)  As of 30 April 2008

Index

Fund Inception Cumulative
Dorsey Wright Developed Markets Technical Index	-2.56
MSCI EAFE Index	-3.99
MSCI EAFE Growth	-5.68

Fund

NAV Return	-2.19
Share Price Return	-1.25

Fund Inception: 28 December 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.80% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Index and MSCI EAFE Growth are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,137 and 700 common stocks, respectively.

Manager's Analysis

PowerShares DWA Emerging Markets Technical Leaders Portfolio (ticker: PIE)

The PowerShares DWA Emerging Markets Technical Leaders Portfolio is based on the Dorsey Wright Emerging Markets Technical Leaders Index. This Index includes approximately 100 companies that possess powerful relative strength characteristics and are domiciled in emerging market countries including, but not limited to, Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. The Index excludes those companies listed on a U.S. stock exchange. The Index is reconstituted and rebalanced quarterly.

During the reporting period from December 28, 2007 to April 30, 2008, the Fund returned -10.95%. This was a larger decline than the comparative index, MSCI Emerging Markets Index, which returned -3.87%.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Materials	29.0
Consumer Staples	16.3
Industrials	14.6
Consumer Discretionary	12.9
Telecommunication Services	9.9
Financials	8.4
Energy	4.4
Utilities	2.8
Health Care	0.8
Money Market Fund	0.3
Other	0.6

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Mid-Cap Value	26.4
Large-Cap Growth	22.1
Small-Cap Growth	20.6
Mid-Cap Growth	14.5
Large-Cap Value	13.9
Small-Cap Value	2.5

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Sociedad Minera Cerro Verde S.A.	4.4
Grana y Montero S.A.	4.2
Southern Copper Corp.	3.8
Berjaya Land BHD	3.2
Cia Siderurgica Nacional S.A. ADR	2.8
Banco Continental Peru	2.8
Promotora y Operadora de Infraestructura SAB de CV	2.7
Alicorp S.A.	2.5
United Plantations BHD	2.3
Gerdau S.A. ADR	2.3
Total	31.0

Manager's Analysis (Continued)

PowerShares DWA Emerging Markets Technical Leaders Portfolio (ticker: PIE)

  Fund Performance History (%)  As of 30 April 2008

Index

Fund Inception Cumulative
Dorsey Wright Emerging Markets Technical Leaders Index	-8.53
MSCI Emerging Markets Index	-3.87
MSCI Emerging Market Growth Index	-5.68

Fund

NAV Return	-10.95
Share Price Return	-10.78

Fund Inception: 28 December 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.90% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI Emerging Markets Index and MSCI Emerging Market Growth Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 835 and 400 common stocks, respectively.

Manager's Analysis

PowerShares Dynamic Asia Pacific Portfolio (ticker: PUA)

The PowerShares Dynamic Asia Pacific Portfolio is based on the QSG Asia Pacific Opportunities Index, which seeks to identify stocks of Asia-Pacific companies that possess the greatest potential for capital appreciation. The Index is constructed pursuant to QSG proprietary methodology, which evaluates, ranks and sorts more than 10,000 global securities using a proprietary multi-factor model that is based on numerous measures of expected outperformance. The Index is rebalanced and reconstituted quarterly.

During the reporting period from October 31, 2007 to April 30, 2008, the Fund declined -18.34%. This was a steeper decline than the comparative index, MSCI Pacific Index, which declined -9.33%. The difference in performance was predominantly due to poor stock selection within the Financials, industrials and materials sectors. Notably absent from the comparative index but present in the portfolio were Materials stocks Adelaide Brighton Ltd., Alumina Ltd., Aluminum Corp of China Ltd., Amcor Ltd. and Industrial stocks China Shipping Container Lines Co. Ltd., Virgin Blue Holdings, and Air New Zealand Ltd. The Fund held a larger weight than the index of the poor performing financial stocks Octaviar Ltd., Challenger Financial Services Group Ltd., Centro Retail Group and Pin An Insurance Co. of China Ltd. The MSCI Pacific Index had a very large weight in Japan, which was not represented in the portfolio and therefore negatively affected portfolio performance as the Fund Portfolio was heavily weighted in poor performing countries of Australia and China.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Financials	38.2
Industrials	19.7
Energy	8.4
Materials	7.4
Consumer Discretionary	6.6
Telecommunication Services	5.9
Information Technology	5.7
Utilities	3.3
Consumer Staples	3.1
Health Care	0.8
Money Market Fund	0.8
Other	0.1

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Large-Cap Value	36.3
Mid-Cap Value	35.6
Large-Cap Growth	16.6
Mid-Cap Growth	11.5

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Centro Properties Group	1.4
Hopson Development Holdings Ltd.	1.2
Shougang Concord International Enterprises Co. Ltd.	1.1
CITIC International Financial Holdings Ltd.	1.1
Datang International Power Generation Co. Ltd., H-Shares	1.0
Yanzhou Coal Mining Co. Ltd., H-Shares	1.0
Chaoda Modern Agriculture Holding Ltd.	1.0
Shenzhen Investment Ltd.	1.0
Macquarie Office Trust	1.0
Macquarie CountryWide Trust	0.9
Total	10.7

Manager's Analysis (Continued)

PowerShares Dynamic Asia Pacific Portfolio (ticker: PUA)

  Fund Performance History (%)  As of 30 April 2008

Index

	6 Month	Fund Inception Cumulative
QSG Asia Pacific Opportunities Index	-16.87	9.11
MSCI Pacific Index	-9.33	-2.95
MSCI EAFE Index	-9.21	-1.17

Fund

NAV Return	-18.34	5.85
Share Price Return	-21.42	3.73

Fund Inception: 13 June 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.80% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI Pacific Index and MSCI EAFE Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 558 and 1,137 common stocks, respectively.

Manager's Analysis

PowerShares Dynamic Developed International Opportunities Portfolio (ticker: PFA)

The PowerShares Dynamic Developed International Opportunities Portfolio is based on the QSG Developed International Opportunities Index, which seeks to identify global equities with strong potential for capital appreciation. The Index is constructed pursuant to QSG proprietary methodology, which evaluates, ranks and sorts more than 10,000 global securities using a proprietary multi-factor model that is based on numerous measures of expected outperformance. The Index is rebalanced quarterly and reconstituted annually.

During the reporting period from October 31, 2007 to April 30, 2008, the Fund declined -13.15%. This was a steeper decline than the comparative index, MSCI EAFE Index, which declined -9.21%. The difference in performance was predominantly due to poor stock selection within the materials and consumer staples sectors in Japan. The Fund held a larger weight than the index of the poor performing Japanese consumer stock Goldcrest. Notably absent from the portfolio but present in the comparative index, were materials stock Rio Tinto and consumer stock Nestle.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Financial	35.0
Consumer Discretionary	14.8
Materials	14.2
Industrials	12.9
Energy	8.6
Telecommunication Services	6.2
Information Technology	4.7
Health Care	1.6
Utilities	0.7
Consumer Staples	0.3
Money Market Fund	0.6
Other	0.4

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Large-Cap Value	37.0
Mid-Cap Value	29.5
Large-Cap Growth	14.2
Mid-Cap Growth	12.4
Small-Cap Value	5.5
Small-Cap Growth	1.4

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Impregilo SpA	0.6
Yanzhou Coal Mining Co. Ltd., H-Shares	0.6
Macquarie Office Trust	0.5
Clariant AG	0.5
Pacific Basin Shipping Ltd.	0.5
Quandra Mining Ltd.	0.5
Salzgitter AG	0.5
China Petroleum & Chemical Corp. (Sinopec), H-Shares	0.5
Raiffeisen International Bank-Holding AG	0.5
Erste Bank der Oesterreichischen Sparkassen AG	0.5
Total	5.2

Manager's Analysis (Continued)

PowerShares Dynamic Developed International Opportunities Portfolio (ticker: PFA)

  Fund Performance History (%)  As of 30 April 2008

Index

	6 Month	Fund Inception Cumulative
QSG Developed International Opportunities Index	-11.99	-3.99
MSCI EAFE Index	-9.21	-1.17
S&P 500® Index	-9.64	-7.04

Fund

NAV Return	-13.15	-5.84
Share Price Return	-14.19	-6.75

Fund Inception: 13 June 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Index and S&P 500® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,137 and 500 common stocks, respectively.

Manager's Analysis

PowerShares Dynamic Europe Portfolio (ticker: PEH)

The PowerShares Dynamic Europe Portfolio is based on the QSG Active Europe Index, which seeks to identify stocks of European companies that possess the greatest potential for capital appreciation. The Index is constructed pursuant to QSG proprietary methodology, which evaluates, ranks and sorts more than 10,000 global securities using a proprietary multifactor model that is based on numerous measures of expected outperformance.

During the reporting period from October 31, 2007 to April 30, 2008, the Fund declined -13.48%. This was a steeper decline than the comparative index, MSCI Europe Index, which declined -9.16%. The difference in performance was predominantly due to the portfolio being overweight in the industrials, consumer staples and consumer discretionary sectors. The Fund held a lower weight than the index of the moderately performing United Kingdom stocks Rio Tinto PLC, HSBC Holdings PLC, and British Airways PLC.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Financials	34.5
Industrials	15.9
Materials	11.9
Consumer Discretionary	10.8
Energy	7.4
Telecommunication Services	4.8
Utilities	4.8
Health Care	3.6
Consumer Staples	3.3
Information Technology	2.0
Money Market Fund	0.9
Other	0.1

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Mid-Cap Value	31.7
Large-Cap Value	30.5
Large-Cap Growth	12.5
Mid-Cap Growth	12.2
Small-Cap Value	10.2
Small-Cap Growth	2.9

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Dana Petroleum PLC	0.6
Impregilo SpA	0.5
Clariant AG	0.5
Piraeus Bank S.A.	0.5
Saras SpA	0.5
Salzgitter AG	0.5
Raiffeisen International Bank-Holding AG	0.5
Erste Bank der Oesterreichischen Sparkassen AG	0.5
Leoni AG	0.5
Antofagasta PLC	0.5
Total	5.1

Manager's Analysis (Continued)

PowerShares Dynamic Europe Portfolio (ticker: PEH)

  Fund Performance History (%)  As of 30 April 2008

Index

	6 Month	Fund Inception Cumulative
QSG Active Europe Index	-12.31	-7.04
MSCI Europe Index	-9.16	-0.37
MSCI EAFE Index	-9.21	-1.17

Fund

NAV Return	-13.48	-9.34
Share Price Return	-13.58	-9.53

Fund Inception: 13 June 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI Europe Index and MSCI EAFE Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 579 and 1,137 common stocks, respectively.

Manager's Analysis

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (ticker: PAF)

The PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio is based on the FTSE Research Affiliates Fundamentals Asia Pacific ex-Japan Index. The Index is designed to track the performance of the largest companies domiciled in the Asia Pacific region (excluding Japan), selected based on the following four fundamental measures of firm size: book value, income, sales and dividends. The 1000 equities with the highest fundamental strength are weighted according to their fundamental scores. The portfolio is rebalanced and reconstituted annually.

During the reporting period from October 31, 2007 to April 30, 2008, the Fund declined -14.43%. This was comparable to the, decline in the comparative index, MSCI Pacific Free ex-Japan Index, which declined -14.23%. The Funds matching performance was achieved by having an underweight allocation to Australia and good stock selection in the financials sector. It was hurt by an overweight allocation in Hong Kong.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Financials	51.9
Industrials	11.7
Materials	9.8
Telecommunication Services	8.6
Consumer Staples	4.7
Consumer Discretionary	4.4
Utilities	3.8
Energy	3.5
Healthcare	0.6
Information Technology	0.4
Money Market Fund	0.6
Other	0.0

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Large-Cap Value	69.3
Large-Cap Growth	23.9
Mid-Cap Value	3.8
Mid-Cap Growth	1.9
Small-Cap Value	1.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
National Australia Bank Ltd.	6.2
Commonwealth Bank of Australia	5.4
Westpac Banking Corp.	4.2
BHP Billiton Ltd.	3.6
Australia and New Zealand Banking Group Ltd.	3.3
Hutchison Whampoa Ltd.	3.3
China Mobile Ltd.	2.9
Westfield Group	2.3
Telestra Corp. Ltd.	2
Woolworths Ltd.	1.9
Total	35.1

Manager's Analysis (Continued)

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (ticker: PAF)

  Fund Performance History (%)  As of 30 April 2008

Index

	6 Month	Fund Inception Cumulative
FTSE RAFI Asia Pacific ex-Japan Index	-13.05	10.19
MSCI Pacific Free ex-Japan IndexSM	-14.23	3.94
MSCI EAFE Index	-9.21	-2.92

Fund

NAV Return	-14.43	8.27
Share Price Return	-17.11	7.59

Fund Inception: 25 June 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.80% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI Pacific Free ex Japan Index and MSCI EAFE Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 176 and 1,137 common stocks, respectively.

Manager's Analysis

PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio (ticker: PDQ)

The PowerShares FTSETM RAFITM Asia Pacific Ex-Japan Small-Mid Portfolio is based on the FTSETM RAFITM Developed Asia Pacific ex-Japan Mid-Small Index. The Index is designed to track the performance of equities of small and middle capitalization companies domiciled in the Asia Pacific region (excluding Japan), selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities with the highest fundamental strength are weighted according to their fundamental scores. The portfolio is rebalanced and reconstituted annually.

During the reporting period from October 31, 2007 to April 30, 2008, the Fund declined -15.81%. This was substantially better than the comparative index, MSCI Pacific ex-Japan Small Index, which declined -14.01%.

The difference in performance was predominantly due to the fund's solid stock selection within the financial sector and holdings larger weights in Allco Finance Group Ltd., Valad Property Group, Wing Hang Bank Ltd., and FKP Property Group. Notably absent from the portfolio but present and dragging down the comparative index were Bermudian stocks.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Financials	31.1
Industrials	16.0
Consumer Discretionary	14.5
Materials	10.7
Consumer Staples	7.4
Information Technology	7.2
Healthcare	4.6
Utilities	4.5
Energy	3.8
Telecommunication Services	1.6
Money Market Fund	1.1
Other	(2.5)

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Mid-Cap Value	48.9
Mid-Cap Growth	22.5
Large-Cap Growth	13.4
Large-Cap Value	6.2
Small-Cap Value	4.9
Small-Cap Growth	4.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Sims Group Ltd	1.8
Dyno Nobel Ltd	1.5
AWB Ltd	1.5
Commonwealth Property Office Fund	1.3
Macquarie CountryWide Trust	1.3
Singapore Exchange Ltd	1.3
ComfortDelgro Corp Ltd	1.2
OneSteel Ltd	1.2
Sonic Healthcare Ltd	1.1
ASX Ltd	1.1
Total	13.3

Manager's Analysis (Continued)

PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio (ticker: PDQ)

  Fund Performance History (%)  As of 30 April 2008

Index

	6 Month	Fund Inception Cumulative
FTSE RAFI Developed Asia Pacific ex-Japan Mid-Small Index	-15.93	-9.55
MSCI Pacific ex-Japan Small Index	-14.01	-9.67
MSCI EAFE Index	-9.21	-5.14

Fund

NAV Return	-15.81	-9.67
Share Price Return	-18.58	-11.23

Fund Inception: 27 September 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.80% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI Pacific ex-Japan Small Index and MSCI EAFE Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 173 and 1,137 common stocks, respectively.

Manager's Analysis

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (ticker: PXF)

The PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio is based on the FTSE RAFI Index. The Index is designed to track the performance of small and middle capitalization equities of companies domiciled in the Asia Pacific region (excluding Japan), selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities with the highest fundamental strength are weighted according to their fundamental scores. The Fundamentals WeightedTM portfolio is rebalanced and reconstituted annually.

During the reporting period from October 31, 2007 to April 30, 2008, the Fund declined -10.20%. This was a slightly steeper decline than the comparative index, MSCI EAFE Index, which declined -9.21%. The difference in performance was predominantly due to the Fund holding a larger weight in the energy sector and smaller weight in the materials sector.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Financials	32.9
Consumer Discretionary	12.2
Energy	9.9
Industrials	9.8
Materials	7.7
Telecommunication Services	6.9
Consumer Staples	6.6
Utilities	5.8
Information Technology	3.8
Healthcare	3.7
Money Market Fund	0.5
Other	0.2

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Large-Cap Value	59.8
Large-Cap Growth	27.2
Mid-Cap Value	8.8
Mid-Cap Growth	3.7
Small-Cap Value	0.3
Small-Cap Growth	0.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
BP PLC	2.3
HSBC Holdings PLC	1.9
ING Group N.V.	1.6
Total S.A.	1.5
Vodafone Group PLC	1.4
Royal Dutch Shell PLC, Class A	1.2
Daimler AG	1.0
ENI SpA	1.0
Toyota Motor Corp.	1.0
Royal Bank of Scotland Group PLC	0.9
Total	13.8

Manager's Analysis (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (ticker: PXF)

  Fund Performance History (%)  As of 30 April 2008

Index

	6 Month	Fund Inception Cumulative
FTSE RAFI Developed Markets ex-U.S. Index	-9.22	-1.76
MSCI EAFE Index	-9.21	-2.92
S&P 500® Index	-9.64	-5.96

Fund

NAV Return	-10.20	-3.48
Share Price Return	-10.07	-2.64

Fund Inception: 25 June 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Index and S&P 500® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,137 and 500 common stocks, respectively.

Manager's Analysis

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (ticker: PDN)

The PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio is based on the FTSE RAFI Developed Markets ex-U.S. Mid-Small 1500 Index. The Index is designed to track the performance of equities of small and mid-capitalization companies domiciled in developed international markets (excluding the U.S.), selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The companies with the highest fundamental strength are weighted according to their fundamental scores. The portfolio is rebalanced and reconstituted annually.

During the reporting period from October 31, 2007 to April 30, 2008, the Fund declined -12.10%. This was substantially better than the comparative index, MSCI EAFE Small Index, which declined -14.07%.

The difference in performance was predominantly due to solid stock selection within the financials and industrials sectors and an overweight allocation in Japan. Of particular note in the portfolio were Financials stocks – Allco Finance Group Ltd. and Valad Property Group and absent were Octaviar Ltd., Bradford & Bingley PLC, Realia Business S.A., and Jellenic Exchanges Holding S.A.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Industrials	24.0
Financials	19.3
Consumer Discretionary	18.5
Materials	10.3
Consumer Staples	9.1
Information Technology	8.0
Energy	4.4
Health Care	3.9
Utilities	1.6
Telecommunication Services	0.8
Money Market Fund	0.3
Other	-0.2

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Mid-Cap Value	30.5
Mid-Cap Growth	30.2
Small-Cap Growth	17.5
Small-Cap Value	16.5
Large-Cap Growth	3.8
Large-Cap Value	1.5

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Sims Group Ltd	0.3
TietoEnator Oyj	0.2
Dyno Nobel Ltd	0.2
AWB Ltd	0.2
SBM Offshore NV	0.2
Pendragon Plc	0.2
Cobham PLC	0.2
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	0.2
Invensys PLC	0.2
YIT OYJ	0.2
Total	2.1

Manager's Analysis (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (ticker: PDN)

  Fund Performance History (%)  As of 30 April 2008

Index

	6 Month	Fund Inception Cumulative
FTSE RAFI Developed ex US Mid Small 1500 Index	-11.56	-7.18
MSCI EAFE Small Index	-14.07	-8.76
MSCI EAFE Index	-9.21	-5.14

Fund

NAV Return	-12.10	-7.59
Share Price Return	-11.37	-7.40

Fund Inception: 27 September 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Small Index and MSCI EAFE Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,175 and 1,137 common stocks, respectively.

Manager's Analysis

PowerShares FTSE RAFI Emerging Markets Portfolio (ticker: PXH)

The PowerShares FTSE RAFI Emerging Markets Portfolio is based on the FTSE RAFI Emerging Markets Index. The Index is designed to track the performance of the largest emerging market equities, selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities with the highest fundamental strength are weighted according to their fundamental scores. The portfolio is rebalanced and reconstituted annually.

During the reporting period from October 31, 2007 to April 30, 2008, the Fund declined -9.77%. This was superior to the comparative index, MSCI Emerging Markets Index, which declined -10.28%. The difference in performance was predominantly due to a better stock selection in Taiwan and Russia and an overweight allocation in Brazil. The portfolio was hurt by an overweight allocation in China and South Korea.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Energy	25.8
Financials	19.2
Telecommunication Services	14.9
Information Technology	14.7
Materials	13.8
Utilities	4.7
Industrials	2.8
Consumer Staples	2.4
Healthcare	0.5
Consumer Discretionary	0.3
Money Market Fund	0.3
Other	0.6

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Large-Cap Value	54.1
Large-Cap Growth	36.6
Mid-Cap Value	6.4
Mid-Cap Growth	2.0
Small-Cap Growth	0.5
Small-Cap Value	0.4

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
PetroChina Co Ltd, Class H	8.2
Taiwan Semiconductor Manufacturing Co. Ltd.	7.9
Gazprom OAO	4.8
Kookmin Bank	4.3
POSCO	4.1
LUKOIL	3.1
Chunghwa Telecom Co Ltd.	2.7
Petroleo Brasileiro S.A.	2.6
Korea Electric Power Corp.	2.6
Shinhan Financial Group Co. Ltd.	2.3
Total	42.6

Manager's Analysis (Continued)

PowerShares FTSE RAFI Emerging Markets Portfolio (ticker: PXH)

  Fund Performance History (%)  As of 30 April 2008

Index

	6 Month	Fund Inception Cumulative
FTSE RAFI Emerging Index	-10.02	2.11
MSCI Emerging Markets Index	-10.28	-0.10
MSCI EAFE Index	-9.21	-5.14

Fund

NAV Return	-9.77	-1.33
Share Price Return	-10.37	-2.70

Fund Inception: 27 September 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.85% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI Emerging Markets Index and MSCI EAFE Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 835 and 1,137 common stocks, respectively.

Manager's Analysis

PowerShares FTSE RAFI Europe Portfolio (ticker: PEF)

The PowerShares FTSE RAFI Europe Portfolio is based on the FTSE Research Affiliates Fundamentals Europe IndexTM. The Index is designed to track the performance of the largest European companies selected based on the following four fundamental measures of firm size: book value, income, sales and dividends. The 1000 equities with the highest fundamental strength are weighted according to their fundamental scores. The portfolio is rebalanced and reconstituted annually.

During the reporting period from October 31, 2007 to April 30, 2008, the Fund declined -11.15%. This was a steeper decline than the comparative index, MSCI Europe Index, which declined -9.16%. The difference in performance was predominantly due to a slight underweight and poor stock selection within United Kingdom. Of particular note, the Fund was underweight Materials stocks Rio Tinto and Energy stock BG Group PLC, while being slightly overweight in the Financial Stock HBOS PLC.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Financials	34.2
Energy	11.9
Consumer Discretionary	10.8
Industrials	8.2
Telecommunication Services	7.7
Consumer Staples	7.4
Materials	7.2
Utilities	5.9
Health Care	4.5
Information Technology	1.9
Money Market Fund	0.6
Other	(0.3)

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Large-Cap Value	60.6
Large-Cap Growth	25.8
Mid-Cap Value	9.7
Mid-Cap Growth	3.4
Small-Cap Value	0.3
Small-Cap Growth	0.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
BP PLC	3.3
HSBC Holdings PLC	2.8
ING Groep N.V. CVA	2.4
Total S.A.	2.3
Vodafone Group PLC	2.1
Royal Dutch Shell PLC, Class A	1.8
Daimler AG	1.4
ENI SpA	1.4
Royal Bank of Scotland Group PLC	1.4
Royal Dutch Shell PLC, Class B	1.3
Total	20.2

Manager's Analysis (Continued)

PowerShares FTSE RAFI Europe Portfolio (ticker: PEF)

  Fund Performance History (%)  As of 30 April 2008

Index

	6 Month	Fund Inception Cumulative
FTSE RAFI Europe Index	-9.78	-2.66
MSCI Europe Index	-9.16	-2.46
MSCI EAFE Index	-9.21	-2.92

Fund

NAV Return	-11.15	-2.56
Share Price Return	-11.27	-0.72

Fund Inception: 25 June 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI Europe Index and MSCI EAFE Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 579 and 1,137 common stocks, respectively.

Manager's Analysis

PowerShares FTSE RAFI Europe Small-Mid Portfolio (ticker: PWD)

The PowerShares FTSE RAFI Europe Small-Mid Portfolio is based on the FTSE RAFI Developed Europe Mid-Small Index. The Index is designed to track the performance of small-capitalization European equities, selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities with the highest fundamental strength are weighted according to their fundamental scores. The Fundamentals WeightedTM portfolio is rebalanced and reconstituted annually.

During the reporting period from October 31, 2007 to April 30, 2008, the Fund declined -13.34%. This was substantially better than the comparative index, MSCI Europe Small Index, which declined -14.36%. The difference in performance was predominantly due to solid stock selection within the Consumer Staples, Financials, and Industrials sectors as well as an overweight allocation in Consumer Discretionary.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Industrials	29.0
Consumer Discretionary	18.4
Financials	17.9
Consumer Staples	7.0
Information Technology	7.0
Materials	6.4
Energy	6.3
Health Care	4.8
Telecommunication Services	1.3
Utilities	0.8
Money Market Fund	0.7
Other	0.4

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Small-Cap Value	30.4
Mid-Cap Growth	30.2
Mid-Cap Value	21.2
Small-Cap Growth	17.4
Large-Cap Growth	0.8

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Tietoenator Oyj	0.5
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	0.5
SBM Offshore NV	0.5
Pendragon PLC	0.5
Cobham PLC	0.5
Invensys PLC	0.5
YIT Oyj	0.5
Woolworths Group PLC	0.5
Stagecoach Group PLC	0.4
Jyske Bank A/S	0.4
Total	4.8

Manager's Analysis (Continued)

PowerShares FTSE RAFI Europe Small-Mid Portfolio (ticker: PWD)

  Fund Performance History (%)  As of 30 April 2008

Index

	6 Month	Fund Inception Cumulative
FTSE RAFI Developed Europe Mid Small Index	-12.69	-7.30
MSCI Europe Small Index	-14.36	-8.22
MSCI EAFE Index	-9.21	-5.14

Fund

NAV Return	-13.34	-7.87
Share Price Return	-12.93	-8.64

Fund Inception: 27 September 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI Europe Small Index and MSCI EAFE Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 530 and 1,137 common stocks, respectively.

Manager's Analysis

PowerShares FTSE RAFI International Real Estate Portfolio (ticker: PRY)

The PowerShares FTSE RAFI International Real Estate Portfolio is based on the FTSE RAFI Real Estate Global ex-U.S. Real Estate Index. This Index is designed to track the performance of real estate companies from developed countries, excluding the United States, selected based on the following four fundamental measures of firm size: book value, adjusted funds from operations, sales and dividends. The equities with the highest fundamental strength are weighted according to their fundamental scores. The portfolio is rebalanced and reconstituted annually.

During the reporting period from December 28, 2007 to April 30, 2008, the Fund declined -4.65%. This was a steeper decline than the comparative index, FTSE EPRA/NAREIT Global ex-U.S. Index, which declined -2.38%.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Real Estate Operations/Development	37.9
REIT-Diversified	24.1
Real Estate Management/Service	15.6
REIT-Shopping Centers	11.7
REIT-Office Property	3.3
REIT-Wahehouse/Industrials	1.2
REITS-Health Care	1.0
REIT-Apartments	0.8
Closed-end Funds	0.5
Real Estate	0.5
Building & Construction-Miscellaneous	0.4
Consulting Services	0.4
Diversified Operations	0.4
Property Turst	0.4
REITS-Hotels	0.4
Diversified Operations/ Commercial Services	0.3
Investment Management/Advisory Services	0.3
Investment Companies	0.3
Money Market Fund	0.5
Other	0.0

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Large-Cap Value	35.6
Large-Cap Growth	25.9
Mid-Cap Value	18.3
Mid-Cap Growth	10.3
Small-Cap Value	5.5
Small-Cap Growth	4.4

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Westfield Group	6.1
Mitsui Fudosan Co. Ltd.	5.3
Sumitomo Realty & Development Co. Ltd.	4.2
Brookfield Asset Management, Inc., Class A	3.8
Mitsubishi Estate Co. Ltd.	3.7
Land Securities Group PLC	3.5
Unibail-Rodamco	3.2
Lend Lease Corp. Ltd.	3.1
Sun Hung Kai Properties Ltd.	3.0
Stockland	2.2
Total	38.1

Manager's Analysis (Continued)

PowerShares FTSE RAFI International Real Estate Portfolio (ticker: PRY)

  Fund Performance History (%)  As of 30 April 2008

Index

Fund Inception Cumulative
FTSE RAFI International ex-U.S. Real Estate Index	-4.03
FTSE EPRA/NAREIT Global ex-U.S. Index	-2.38
MSCI EAFE Index	-3.99

Fund

NAV Return	-4.65
Share Price Return	-4.79

Fund Inception: 28 December 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The FTSE EPRA/NAREIT Global ex-U.S. Index and MSCI EAFE Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 200 and 1,137 common stocks, respectively.

Manager's Analysis

PowerShares FTSE RAFI Japan Portfolio (ticker: PJO)

The PowerShares FTSE RAFI Japan Portfolio is based on the FTSE RAFT Japan Index. The Index is designed to track the performance of the largest Japanese equities, selected based on the following four fundamental measures of firm size: book value, income, sales and dividends. The 1000 equities with the highest fundamental strength are weighted according to their fundamental scores. The portfolio is rebalanced and reconstituted annually.

During the reporting period from October 31, 2007 to April 30, 2008, the Fund declined -4.78%. This was substantially better than the comparative index, MSCI Japan Index, which declined -6.77%. The difference in performance was predominantly due to being underweight and better stock selection in the Financials sector. Of particular note, the Fund held a lower weight of Mizuho financial Group Inc. and Sumitomo Realty & Development Co. Ltd. and a higher weight of Mitsubishi UFJ Lease & Finance Co. Ltd.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Consumer Discretionary	22.9
Industrials	18.7
Financials	18.4
Information Technology	11.3
Materials	8.5
Utilities	6.6
Consumer Staples	5.1
Telecommunication Services	3.7
Healthcare	2.6
Energy	2.0
Money Market Fund	0.5
Other	(0.3)

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Large-Cap Value	48.9
Large-Cap Growth	27.7
Mid-Cap Value	12.2
Mid-Cap Growth	10.0
Small-Cap Growth	0.6
Small-Cap Value	0.6

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Toyota Motor Corp.	4.8
Mitsubishi UFJ Financial Group, Inc.	3.1
Sumitomo Mitsui Financial Group, Inc.	2.2
Honda Motor Co. Ltd.	2.1
Matsuhita Electric Industrial Co. Ltd.	2.0
Canon, Inc.	1.8
Tokyo Electric Power (The) Co., Inc.	1.8
Sony Corp.	1.7
Nippon Telegraph & Telephone Corp.	1.6
Mizuho Financial Group, Inc.	1.5
Total	22.6

Manager's Analysis (Continued)

PowerShares FTSE RAFI Japan Portfolio (ticker: PJO)

  Fund Performance History (%)  As of 30 April 2008

Index

	6 Month	Fund Inception Cumulative
FTSE RAFI Japan Index	-4.65	-4.90
MSCI Japan Index	-6.77	-7.35
MSCI EAFE Index	-9.21	-2.92

Fund

NAV Return	-4.78	-4.78
Share Price Return	-7.14	-5.44

Fund Inception: 25 June 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI Japan Index and MSCI EAFE Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 382 and 1,137 common stocks, respectively.

Manager's Analysis

PowerShares Global Clean Energy Portfolio (ticker: PBD)

The PowerShares Global Clean Energy Portfolio is based on the WilderHill New Energy Global Innovation Index. The Index seeks to deliver capital appreciation and is composed of companies that focus on environmently friendly and generally renewable sources of energy and technologies facilitating cleaner energy. The modified equal weighted portfolio is rebalanced and reconstituted quarterly.

During the reporting period from October 31, 2007 to April 30, 2008, the Fund declined -11.92%. This was a slightly steeper decline than the comparative index, MSCI EAFE Index, which declined -9.21%. The difference in performance was predominantly due to poor stock selection mainly in Energy but also in the Materials sector. Notably the Fund was heavily weighted in the Industrials and Utilities sectors and lower weighted in the Consumer Discretionary sector, which all added positively to performance. Of particular note, absent from the comparative index but in the Fund were poor performing US stocks, in Energy – EnerNOC Inc and VeraSun Energy Corp, and in Materials – Zoltek Cos.

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Energy-Alternate Sources	44.1
Power Converter/Supply Equipment	8.1
Batteries/Battery Systems	5.7
Electric-Integrated	5.1
Electronic Components-Semiconductor	4.0
Sugar	2.4
Building & Construction-Miscellaneous	2.3
Machinery-Electrical	2.2
Chemicals-Fibers	2.2
Machinery-Pumps	1.9
Electric Product-Miscellaneous	1.9
Semiconductor Components-Integrated Circuits	1.7
Medical-Biomedical/Genetics	1.7
Advanced Materials/Products	1.6
Building-Heavy Construction	1.6
Superconductor Products & Systems	1.6
Semiconductor Equipment	1.6
Electronic Measurement Instruments	1.6
Instruments-Scientific	1.4
Building & Construction Products-Miscellaneous	1.3
Independent Power Producer	1.0
Chemicals-Specialty	0.8
Precious Metals	0.7
Electric-Distribution	0.6
Distribution/Wholesale	0.6
Diversified Manufacturing Operations	0.5
Engineering/R&D Services	0.5
Computers-Integrated Systems	0.5
Chemicals-Plastics	0.5
Investment Companies	0.5
Other	(0.2)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
REpower Systems AG	2.9
Nordex AG	2.6
Theolia S.A.	2.6
EDF Energies Nouvelles S.A.	2.5
Babcock & Brown Wind Partners	2.4
Acciona S.A.	2.4
Iberdrola Renovables	2.3
Gamesa Corp Tecnologica S.A.	2.3
Vestas Wind Systems A/S	2.2
Greentech Energy Systems A/S	2.2
Total	24.4

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Small-Cap Growth	38.0
Mid-Cap Growth	31.0
Large-Cap Growth	18.1
Mid-Cap Value	5.2
Small-Cap Value	4.5
Large-Cap Value	3.2

Manager's Analysis (Continued)

PowerShares Global Clean Energy Portfolio (ticker: PBD)

  Fund Performance History (%)  As of 30 April 2008

Index

	6 Month	Fund Inception Cumulative
WilderHill New Energy Global Innovation Index	-10.67	11.75
MSCI EAFE Index	-9.21	-1.17
S&P 500® Index	-9.64	-7.04

Fund

NAV Return	-11.92	8.61
Share Price Return	-11.99	8.52

Fund Inception: 13 June 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Index and S&P 500® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,137 and 500 common stocks, respectively.

Manager's Analysis

PowerShares Global Nuclear Energy Portfolio (ticker: PKN)

The PowerShares Global Nuclear Energy Portfolio is based on the WNA Nuclear Energy Index. The Index is designed to track the overall performance of globally traded companies which are engaged in the nuclear energy industry with representation across reactors, utilities, construction, technology, equipment, service providers and fuels. The Index is rebalanced quarterly from a universe of equity securities traded on recognized stock exchanges in the Americas, Europe, the Middle East, Africa and Asia/Pacific.

During the reporting period from April 3, 2008 to April 30, 2008, the Fund returned 1.72%. This was a slightly smaller increase than the comparative index, MSCI EAFE Index, which returned 2.16%.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Electric-Integrated	21.9
Electric Products-Miscellaneous	12.5
Engineering/R&D Services	11.7
Non-Ferrous Metals	10.0
Energy-Alternate Sources	8.4
Diversified Manufactury Operations	6.6
Machinery-General Industry	6.1
Diversified Minerals	4.6
Electric-Generation	3.2
Instruments-Scientific	3.1
Wire & Cable Products	3.0
Consulting Services	1.6
Machinery-Pumps	1.5
Machinery-Material Handling	1.3
Chemicals-Specialty	0.9
Building-Heavy Construction	0.8
Transport-Marine	0.6
Electronic Measurement Instrument	0.5
Power Conversion/Supply Equipment	0.5
Environment Monitoring & Detection	0.3
Metal Processors & Fabrication	0.2
Protection-Safety	0.2
Semiconductor Equipment	0.2
Commercial Services	0.1
Miscellaneous Manufacturing	0.1
Research & Development	0.1
Money Market Fund	0.0
Other	0.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Areva S.A.	8.4
Toshiba Corp.	5.8
Electricite de France	3.3
British Energy Group PLC	3.2
Thermo Fisher Scientific Inc.	3.1
E.ON AG	3.1
Emerson Electric Co.	3.0
Exelon Corp.	3.0
Parker Hannifin Corp.	2.8
JGC Corp.	2.7
Total	38.4

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Large-Cap Growth	52.3
Mid-Cap Growth	21.8
Large-Cap Value	14.3
Mid-Cap Value	8.3
Small-Cap Value	1.8
Small-Cap Growth	1.5

Manager's Analysis (Continued)

PowerShares Global Nuclear Energy Portfolio (ticker: PKN)

  Fund Performance History (%)  As of 30 April, 2008

Index

Fund Inception Cumulative
WNA Nuclear Energy Index	1.34
MSCI EAFE Index	2.16
S&P 500® Index	1.28

Fund

NAV Return	1.72
Share Price Return	2.06

Fund Inception: 3 April 2008

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of .75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Index and S&P 500® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,137 and 500 common stocks, respectively.

Manager's Analysis

PowerShares Global Water Portfolio (ticker: PIO)

The PowerShares Global Water Portfolio is based on the Palisades Global Water Index. The Index seeks to identify a group of global companies that focus on the provision of potable water, the treatment of water and the technology and services that are directly related to global water consumption. The modified equal-weighted portfolio is rebalanced and reconstituted quarterly.

The Powershares Global Water Portfolio launched on June 13, 2007. Accordingly, the period covered is from inception to April 30, 2008 in which PIO posted an 8.46% decline. Over the similar short period, the DJIA declined 4.91%, the Nasdaq fell 6.56% and the S&P 500 lost 8.58%.

With the potential opportunity associated with global water diversity comes exposure to foreign markets that occurred over the reporting period. The positive fundamentals of the individual components were not enough to overcome the consensus sell offs in many international markets. Over the similar period beginning with PIO's inception, the Strait Times Index was decreased 11.36%, the Nikkei decreased 21.9% and the FTSE, CAC and DAX decreased 7.2%, 15.8%, and 9.5% respectively. Europe is the largest regional exposure in PIO following by North America and Asia. In combination, the global contagion offset water industry fundamentals leading to the drop in PIO. These conditions have improved dramatically subsequent to the reporting period with a 6.15% gain to date.

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Environmental Control	21.2
Machinery-Diversified	15.7
Miscellaneous Manufacturer	12.6
Water	11.3
Engineering & Construction	10.5
Electronics	7.3
Electric	4.7
Metal Fabricate/Hardware	4.4
Commercial Services	3.7
Chemicals	3.5
Building Materials	2.3
Holding Companies-Diversified	1.2
Money Market Fund	0.3
Other	1.3

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Mid-Cap Growth	41.8
Mid-Cap Value	18.7
Small-Cap Growth	17.9
Large-Cap Growth	10.8
Small-Cap Value	8.2
Large-Cap Value	2.6

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Impregilo SpA	4.9
Valmont Industries	4.4
Andritz AG N.V.	4.3
Tetra Tech, Inc.	4.2
Arcadis NV	4.0
Hyflux Ltd.	3.9
Veolia Environnement	3.9
Stantec, Inc.	3.7
Hera SpA	3.6
Nalco Holdings Co.	3.5
Total	40.4

Manager's Analysis (Continued)

PowerShares Global Water Portfolio (ticker: PIO)

  Fund Performance History (%)  As of 30 April 2008

Index

	6 Month	Fund Inception Cumulative
Palisades Global Water Index	-16.37	-5.88
MSCI EAFE Index	-9.21	-1.17
S&P 500® Index	-9.64	-7.04

Fund

NAV Return	-16.61	-9.30
Share Price Return	-16.68	-10.35

Fund Inception: 13 June 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Index and S&P 500® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,137 and 500 common stocks, respectively.

Manager's Analysis

PowerShares International Listed Private Equity Portfolio (ticker: PFP)

The PowerShares International Listed Private Equity Portfolio seeks to replicate the Red Rocks International Listed Private Equity IndexSM, which includes a diversified mix of more than 30 internationally listed companies with direct investments in more than 1,000 private global businesses. Constituents for the Index are selected based upon reputation, valuation, management, financial data, historical performance and the need for diversification within the Index. The Index is rebalanced and reconstituted quarterly.

During the reporting period from October 31, 2007 to April 30, 2008, the Fund returned -18.09%. This was a larger decline than the comparative index, MSCI AC World Financials Index, which returned -15.83% such as. The difference in performance was predominantly due to an overweight allocation in the poor performing countries France and Japan. Performance was assisted by a signifigant overweight in Australia.

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Investment Companies	35.4
Venture Capital	21.6
Holding Companies-Diversified	16.2
Diversified Financial Services	10.5
Closed-end Funds	8.0
Engineering & Construction	3.5
Electric	3.2
Electrical Components & Equipment	0.7
Money Market Fund	1.0
Other	(0.1)

Style Allocation (% of the Fund's

Total Investments) as of 30 April 2008

Mid-Cap Value	40.5
Small-Cap Growth	18.8
Mid-Cap Growth	16.4
Small-Cap Value	14.8
Large-Cap Growth	5.6
Large-Cap Value	3.9

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
HAL Trust	7.6
Wendel	7.4
Eurazeo	7.2
3i Group PLC	7.2
Ratos AB, Class B	5.9
Onex Corp.	5.2
Macquarie Infrastructure Group	5.0
Jafco Co. Ltd.	3.6
Macquarie Airports	3.5
Babcock & Brown Infrastructure Group	3.2
Total	55.8

Manager's Analysis (Continued)

PowerShares International Listed Private Equity Portfolio (ticker: PFP)

  Fund Performance History (%)  As of 30 April 2008

Index

	6 Month	Fund Inception Cumulative
International Listed Private Equity IndexSM	-15.51	-9.95
MSCI AC World Financials Index	-15.83	-13.08
MSCI EAFE Index	-9.21	-5.14

Fund

NAV Return	-18.09	-12.93
Share Price Return	-17.56	-12.46

Fund Inception: 27 September 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI AC World Financials Index and MSCI EAFE Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 547 and 1,137 common stocks, respectively.

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Funds' Distribution History

	Ex-Dividend	3/20/08	12/21/07	9/21/07
	Record	3/25/08	12/26/07	9/25/07
	Payable	3/31/08	12/31/07	9/28/07
Product	Ticker
PowerShares DWA Developed Markets Technical Leaders Portfolio	PIZ	NA	NA	NA
PowerShares DWA Emerging Markets Technical Leaders Portfolio	PIE	NA	NA	NA
PowerShares Dynamic Asia Pacific Portfolio	PUA	0.09658	0.32799	0.13374
PowerShares Dynamic Developed International Opportunities Portfolio	PFA	0.03218	0.08937	0.03740
PowerShares Dynamic Europe Portfolio	PEH	0.03674	0.12068	0.02749
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	PAF	0.31613	0.36055	0.26234
PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	PDQ	0.09233	0.19943	NA
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	PXF	0.03277	0.09981	0.01328
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	PDN	0.03125	0.03515	NA
PowerShares FTSE RAFI Emerging Markets Portfolio	PXH	—	0.11456	NA
PowerShares FTSE RAFI Europe Portfolio	PEF	0.13044	0.11670	0.04415
PowerShares FTSE RAFI Europe Small-Mid Portfolio	PWD	0.01642	0.08266	—
PowerShares FTSE RAFI International Real Estate Portfolio	PRY	0.05372	NA	NA
PowerShares FTSE RAFI Japan Portfolio	PJO	—	0.17153	—
PowerShares Global Clean Energy Portfolio	PBD	—	—	—
PowerShares Global Nuclear Energy Portfolio	PKN	NA	NA	NA
PowerShares Global Water Portfolio	PIO	—	—	—
PowerShares International Listed Private Equity Portfolio	PFP	0.02932	0.35788	NA

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2008

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24	25-49	50-99	100-149	150-199	200+
PIZ	PowerShares DWA Developed Markets Technical Leaders Portfolio	12/28/07	85	1	5	17	17	9	23
PIE	PowerShares DWA Emerging Markets Technical Leaders Portfolio	12/28/07	85	2	3	19	15	10	26
PUA	PowerShares Dynamic Asia Pacific Portfolio	6/13/07	223	28	18	33	27	27	23
PFA	PowerShares Dynamic Developed International Opportunities Portfolio	6/13/07	223	32	22	62	55	15	8
PEH	PowerShares Dynamic Europe Portfolio	6/13/07	223	37	41	60	18	4	3
PAF	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	6/25/07	215	22	16	31	30	27	24
PDQ	PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	9/27/07	149	4	6	16	17	11	56
PXF	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	6/25/07	215	20	15	55	49	17	28
PDN	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	9/27/07	149	12	23	37	25	16	15
PXH	PowerShares FTSE RAFI Emerging Markets Portfolio	9/27/07	149	8	16	37	35	13	14
PEF	PowerShares FTSE RAFI Europe Portfolio	6/25/07	215	26	32	52	25	17	6
PWD	PowerShares FTSE RAFI Europe Small-Mid Portfolio	9/27/07	149	13	18	39	32	12	10
PRY	PowerShares FTSE RAFI International Real Estate Portfolio	12/28/07	85	0	3	6	15	12	45
PJO	PowerShares FTSE RAFI Japan Portfolio	6/25/07	215	16	21	26	25	14	23
PBD	PowerShares Global Clean Energy Portfolio	6/13/07	223	21	23	59	36	28	17
PKN	PowerShares Global Nuclear Energy Portfolio	4/3/08	20	0	1	6	7	4	1
PIO	PowerShares Global Water Portfolio	6/13/07	223	21	43	80	34	13	11
PFP	PowerShares International Listed Private Equity Portfolio	9/27/07	149	14	10	27	43	25	15

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PIZ	3	2	3	0	2	3
PIE	2	0	4	1	0	3
PUA	18	8	14	10	9	8
PFA	14	11	3	0	1	0
PEH	23	14	17	3	1	2
PAF	10	17	16	15	5	2
PDQ	7	5	7	5	4	11
PXF	12	6	6	4	1	2
PDN	6	6	7	2	0	0
PXH	15	5	3	0	1	2
PEF	15	14	12	9	6	1
PWD	10	7	5	0	2	1
PRY	2	0	1	1	0	0
PJO	15	20	26	13	5	11
PBD	12	7	11	4	4	1
PKN	1	0	0	0	0	0
PIO	13	5	3	0	0	0
PFP	7	4	3	0	1	0

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month (or shorter) period ended April 30, 2008.

Actual Expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio Based on Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares DWA Developed Markets Technical Leaders Portfolio Actual	$1,000.00	$980.85	0.80%	$2.68
Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	0.80%	$4.02
PowerShares DWA Emerging Markets Technical Leaders Portfolio Actual	$1,000.00	$890.49	0.90%	$2.88
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	0.90%	$4.52

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (2)
PowerShares Dynamic Asia Pacific Portfolio Actual	$1,000.00	$816.60	0.80%	$3.61
Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	0.80%	$4.02
PowerShares Dynamic Developed International Opportunities Portfolio Actual	$1,000.00	$868.55	0.75%	$3.48
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77
PowerShares Dynamic Europe Portfolio Actual	$1,000.00	$870.26	0.75%	$3.49
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio Actual	$1,000.00	$855.68	0.80%	$3.69
Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	0.80%	$4.02
PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio Actual	$1,000.00	$841.90	0.80%	$3.66
Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	0.80%	$4.02
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio Actual	$1,000.00	$898.79	0.75%	$3.54
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio Actual	$1,000.00	$879.05	0.75%	$3.50
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77
PowerShares FTSE RAFI Emerging Markets Portfolio Actual	$1,000.00	$902.32	0.85%	$4.02
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27
PowerShares FTSE RAFI Europe Portfolio Actual	$1,000.00	$889.82	0.75%	$3.52
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77
PowerShares FTSE RAFI Europe Small-Mid Portfolio Actual	$1,000.00	$866.58	0.75%	$3.48
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period
PowerShares FTSE RAFI International Real Estate Portfolio (1) Actual	$1,000.00	$953.48	0.75%	$2.48
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77
PowerShares FTSE RAFI Japan Portfolio (2) Actual	$1,000.00	$952.17	0.75%	$3.64
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77
PowerShares Global Clean Energy Portfolio (2) Actual	$1,000.00	$880.77	0.75%	$3.51
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77
PowerShares Global Nuclear Energy Portfolio (3) Actual	$1,000.00	$1,017.17	0.75%	$0.56
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77
PowerShares Global Water Portfolio (2) Actual	$1,000.00	$833.89	0.75%	$3.42
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77
PowerShares International Listed Private Equity Portfolio (2) Actual	$1,000.00	$819.06	0.75%	$3.39
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period December 28, 2007 (Fund Inception) to April 30, 2008. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 125 and then dividing the result by 366. Hypothetical expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 182 and then dividing the result by 366.

(2)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period October 31, 2007 to April 30, 2008. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 182 and then dividing the result by 366.

(3)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period April 03, 2008 (Fund Inception) to April 30, 2008. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 28 and then dividing the result by 366. Hypothetical expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 182 and then dividing the result by 366.

Schedule of Investments

PowerShares DWA Developed Markets Technical Leaders Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.5%
	Australia—4.1%
21,208	BHP Billiton Ltd.	$853,888
53,117	Lion Nathan Ltd.	417,811
39,166	OneSteel Ltd.	236,436
9,152	Orica Ltd.	250,624
4,768	Woodside Petroleum Ltd.	250,801
		2,009,560
	Austria—7.6%
1,081	Bank Austria Creditanstalt AG	235,390
2,138	Boehler-Uddeholm AG	239,376
18,814	Verbund-Oesterreichische Elektrizitaet swirtschafts AG, Class A	1,450,682
23,760	Voestalpine AG	1,809,050
		3,734,498
	Belgium—4.1%
5,491	KBC Groep N.V.*	736,961
2,581	Mobistar S.A.	228,977
19,609	Umicore	1,039,340
		2,005,278
	Canada—13.3%
3,817	Agrium, Inc.	300,137
22,328	BCE, Inc.	815,878
4,891	Canadian National Railway Co.	256,133
5,682	Enbridge, Inc.	233,689
8,126	Finning International, Inc.	241,658
16,634	Gerdau Ameristeel Corp.	259,313
6,096	Gildan Activewear, Inc.*	156,229
5,823	Husky Energy, Inc.	262,963
4,451	Imperial Oil Ltd.	262,614
6,412	Industrial Alliance Insurance and Financial Services, Inc.	252,189
10,628	Kinross Gold Corp.	200,825
2,924	Niko Resources Ltd.	264,208
1,474	Potash Corp. of Saskatchewan, Inc.	271,338
7,071	Power Corp. of Canada	247,987
2,107	Research In Motion Ltd.*	256,476
39,623	SNC-Lavalin Group, Inc.	1,987,248
2,375	Suncor Energy, Inc.	268,016
		6,536,901
	Finland—6.1%
5,940	Fortum Oyj	250,553
33,257	Rautaruukki Oyj	1,558,947
17,482	Wartsila Oyj, Class B	1,187,114
		2,996,614
	France—7.1%
1,122	Alstom	257,074
1,982	Casino Guichard-Perrachon S.A.	247,843
3,637	Essilor International S.A.	224,965

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,580	Groupe Danone	$226,461
2,581	Imerys S.A.	221,767
3,829	Lafarge S.A.	684,574
9,453	Total S.A.	789,533
11,171	Vinci S.A.	817,108
		3,469,325
	Germany—15.1%
5,608	Adidas AG	357,888
1,398	AMB Generali Holding AG	255,679
2,943	Bayer AG	251,091
1,401	Deutsche Boerse AG	205,514
16,074	Fresenius Medical Care AG & Co. KGaA	853,123
6,235	HeidelbergCement AG	1,048,774
14,045	Hochtief AG	1,446,479
5,391	K+S AG	2,197,750
1,359	Salzgitter AG	279,543
3,742	SGL Carbon AG*	255,234
806	Volkswagen AG	237,658
		7,388,733
	Hong Kong—1.1%
104,000	GOME Electrical Appliances Holdings Ltd.	236,267
53,000	Hang Lung Group Ltd.	285,173
		521,440
	Italy—1.6%
6,935	Eni SpA	266,141
6,790	Finmeccanica SpA	234,831
5,919	Saipem SpA	258,112
		759,084
	Japan—3.6%
15,000	Japan Steel Works (The) Ltd.	276,136
24,000	Kawasaki Kisen Kaisha Ltd.	243,208
8,500	Komatsu Ltd.	257,389
33,000	Marubeni Corp.	261,331
20,000	Mitsui O.S.K. Lines Ltd.	274,751
400	Nintendo Co. Ltd.	219,999
28,500	Nissan Motor Co. Ltd.	252,872
		1,785,686
	Norway—3.1%
15,400	DnB NOR ASA*	227,680
4,200	Fred. Olsen Energy ASA*	264,355
16,200	Norsk Hydro ASA	237,216
9,600	Petroleum Geo-Services ASA	257,264
15,400	ProSafe SE	264,186
4,050	Yara International ASA	292,422
		1,543,123
	Portugal—1.9%
106,552	CIMPOR Cimentos de Portugal, SGPS S.A.	941,296

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares DWA Developed Markets Technical Leaders Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Singapore—0.5%
85,000	SembCorp. Marine Ltd.	$231,906
	Spain—15.1%
41,914	Abengoa S.A.	1,290,889
4,241	ACS Actividades de Construccion y Servicios S.A.	248,615
24,493	Banco de Valencia S.A.	1,366,189
10,904	Cia de Distribucion Integral Logista S.A.	888,231
5,023	Gamesa Corporacion Tecnologica S.A.*	241,834
6,353	Grupo Catalana Occidente S.A.	240,508
93,246	Iberdrola S.A.	1,354,776
27,882	Indra Sistemas S.A.	755,302
3,883	Red Electrica de Espana	250,330
12,589	Repsol YPF S.A.	507,127
5,992	Sociedad General de Aguas de Barcelona S.A., Class A	249,564
		7,393,365
	Switzerland—11.5%
45	Aare-Tessin AG Elektrizitat	216,358
9,124	ABB Ltd.	276,979
549	Banque Cantonale Vaudoise	215,700
1,301	Barry Callebaut AG	959,613
15,506	Kuehne & Nagel International AG	1,654,146
6	Lindt & Spruengli AG	194,980
3,250	Schindler Holding AG	256,044
856	SGS S.A.	1,193,709
120	Sika AG	205,968
2,613	Sonova Holding AG	218,168
850	Swiss Life Holding	251,333
		5,642,998
	United Kingdom—3.7%
8,072	BHP Billiton PLC	286,921
24,995	British Land Co. PLC	413,204
21,492	Man Group PLC	244,970
2,315	Rio Tinto PLC	268,815
29,611	Rolls-Royce Group PLC	255,612
773,516	Rolls-Royce Group PLC, Class B*(a)(b)	1,532
3,292	Thomson Reuters PLC	101,690
3,383	Xstrata PLC	262,351
		1,835,095
	Total Common Stocks and Other Equity Interests (Cost $46,283,449)	48,794,902

Number of Shares		Value
	Rights—0.1%
	Spain—0.1%
23,253	Banco de Valencia Rights, expiring 05/05/08* (Cost $0)	$25,704
	Money Market Fund—0.4%
216,518	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $216,518)	216,518
	Total Investments(c) (Cost $46,499,967)—100.0%	49,037,124
	Other assets less liabilities—0.0%	15,993
	Net Assets—100.0%	$49,053,117

*  Non-income producing security.

(a)  Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of this security at April 30, 2008 was $1,532, which represented less than 0.05% of the Fund's Net Assets. See Note 2A.

(b)  Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of this security considered illiquid at April 30, 2008 was $1,532, which represented less than 0.05% of the Fund's Net Assets.

(c)  In accordance with the procedures established by the Board of Trustees, 73 out of 101 foreign securities is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2008 was $37,065,487, which represented 75.6% of the Fund's Net Assets. See Note 2A.

See Notes to Financial Statements.

Schedule of Investments

PowerShares DWA Emerging Markets Technical Leaders Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.1%
	Brazil—17.2%
16,454	Banco Itau Holding Financeira S.A. ADR	$461,535
9,364	Brasil Telecom S.A. ADR	339,913
5,163	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	234,865
3,522	Cia de Bebidas das Americas ADR	258,163
16,609	Cia Paranaense de Energia ADR	288,997
25,535	Cia Siderurgica Nacional S.A. ADR	1,101,835
14,421	Cia Vale do Rio Doce ADR	563,573
3,509	CPFL Energia S.A. ADR	260,017
23,784	Gerdau S.A. ADR	921,154
6,244	Perdigao S.A. ADR	344,169
4,814	Petroleo Brasileiro S.A. ADR	584,516
12,662	Sadia S.A. ADR	278,311
12,370	Tele Norte Celular Participacoes S.A. ADR	224,639
8,414	Tele Norte Leste Participacoes S.A. ADR	192,765
5,480	Ultrapar Participacoes S.A. ADR	199,472
2,863	Unibanco - Uniao de Bancos Brasileiros S.A. GDR	416,309
35,340	Vivo Participacoes S.A. ADR*	238,545
		6,908,778
	Cayman Islands—0.8%
4,304	New Oriental Education & Technology Group, Inc. ADR*	323,058
	Chile—1.7%
25,795	Lan Airlines S.A. ADR	341,268
12,210	Sociedad Quimica y Minera de Chile S.A. ADR	348,107
		689,375
	China—2.5%
4,898	Aluminum Corp of China Ltd. ADR	209,732
85,000	China Shipping Development Co. Ltd., H-Shares	285,165
8,134	Ctrip.com International Ltd. ADR	504,796
		999,693
	Hong Kong—1.5%
4,212	China Mobile Ltd. ADR	363,580
11,194	China Unicom Ltd. ADR	241,455
		605,035
	Indonesia—6.0%
91,000	Astra International Tbk PT	197,354
6,161,000	Bank Internasional Indonesia Tbk PT	307,315
1,922,500	Energi Mega Persada Tbk PT	214,723

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
424,000	Perusahaan Gas Negara PT	$556,321
567,000	Semen Gresik Persero Tbk PT	259,767
993,000	Sinar Mas Agro Resources and Technology Tbk PT	861,418
		2,396,898
	Israel—0.7%
12,868	Partner Communications ADR	299,438
	Malaysia—16.3%
71,500	Aeon Co. M BHD	209,362
137,000	Asiatic Development BHD	353,450
58,200	Berjaya Corp. BHD	20,450
694,600	Berjaya Land BHD	1,264,307
48,800	Digi.Com BHD	375,385
541,400	HAP Seng Consolidated BHD	479,873
302,700	IJM Plantations BHD	356,456
130,600	Kulim Malaysia BHD	320,402
728,100	Magnum Corp. BHD	783,647
86,900	Nestle Malaysia BHD*	859,647
282,400	Tradewinds Plantation BHD	343,278
212,200	United Plantations BHD	933,707
162,200	YTL Cement BHD	223,866
		6,523,830
	Mexico—7.7%
142,400	Axtel SAB de CV*	261,552
41,400	Carso Global Telecom SAB de CV*	202,592
35,800	Coca-Cola Femsa SAB de CV, Series L	186,670
10,785	Grupo Elektra S.A. de CV	331,666
17,225	Industrias Penoles SAB de CV	504,074
68,700	Mexichem SAB de CV	490,025
310,800	Promotora y Operadora de Infraestructura SAB de CV*	1,109,181
		3,085,760
	Peru—20.6%
941,832	Alicorp S.A.	991,159
313,624	Banco Continental Peru	1,116,667
179,440	Cementos Lima S.A.	469,577
4,307	Cia de Minas Buenaventura S.A. ADR	269,489
5,136	Credicorp Ltd.	412,729
211,571	Ferreyros S.A.	423,038
765,322	Grana y Montero S.A.	1,677,927
806,862	Siderurgica del Peru S.A.*	817,985
62,478	Sociedad Minera Cerro Verde S.A.	1,768,127
196,310	Telefonica del Peru S.A., Class B	304,378
		8,251,076

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares DWA Emerging Markets Technical Leaders Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Philippines—2.3%
5,650	Globe Telecom, Inc.	$181,784
10,000	Holcim Philippines, Inc.	1,301
1,244,000	JG Summit Holdings, Inc.	270,755
181,100	Jollibee Foods Corp.	188,512
1,628,000	Pilipino Telephone Corp.*	265,749
		908,101
	Russia—3.0%
4,812	Mechel ADR	701,590
7,006	Rostelecom ADR	484,464
		1,186,054
	South Africa—3.8%
6,592	Kumba Iron Ore Ltd.	288,204
1,202,180	Merafe Resources Ltd.*	557,450
20,698	Palabora Mining Co. Ltd.	411,328
16,507	Wilson Bayly Holmes-Ovcon Ltd.	277,741
		1,534,723
	South Korea—1.4%
586	KCC Corp.	261,250
3,345	Komipharm International Co. Ltd.	309,596
		570,846
	Thailand—6.0%
1,208,700	Asian Property Development PCL	276,351
28,100	Banpu PCL	386,364
266,400	BEC World PCL	233,132
133,600	Big C Supercenter PCL	205,393
298,500	Central Pattana PCL	270,636
859,800	Italian-Thai Development PCL	225,050
73,200	Kasikornbank PCL	201,987
673,900	Land and Houses PCL	190,205
42,500	PTT Exploration & Production PCL	222,485
70,300	Siam Commercial Bank PCL	197,310
		2,408,913
	Turkey—3.8%
79,240	Eregli Demir ve Celik Fabrikalari TAS	701,074
6,366	Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret AS	271,647
13,662	Migros Turk TAS*	220,355
49,439	Turcas Petrolculuk A/S	344,509
		1,537,585
	United States—3.8%
13,322	Southern Copper Corp.	1,528,833
	Total Common Stocks and Other Equity Interests (Cost $38,064,333)	39,757,996

Number of Shares		Value
	Money Market Fund—0.3%
121,042	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $121,042)	$121,042
	Total Investments (Cost $38,185,375)—99.4%	39,879,038
	Other assets less liabilities—0.6%	222,477
	Net Assets—100.0%	$40,101,515

ADR American Depository Receipt.

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Dynamic Asia Pacific Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.1%
	Australia—29.8%
84,550	Adelaide Brighton Ltd.	$276,475
35,274	AMP Ltd.	260,273
7,266	ASX Ltd.	245,743
159,893	Australand Property Group	248,614
11,468	Australia and New Zealand Banking Group Ltd.	236,670
90,589	Australian Worldwide Exploration Ltd.*	311,588
18,601	Babcock & Brown Ltd.	257,671
18,001	Bank of Queensland Ltd.	275,144
206,677	Beach Petroleum Ltd.	235,662
22,339	Bendigo and Adelaide Bank Ltd.	257,456
8,109	BHP Billiton Ltd.	323,007
29,619	BlueScope Steel Ltd.	308,422
76,652	Centennial Coal Co. Ltd.	325,771
1,187,294	Centro Properties Group	509,074
121,310	Challenger Financial Services Group Ltd.	237,778
203,660	Commonwealth Property Office Fund	270,606
84,040	CSR Ltd.	250,256
184,168	Dexus Property Group	306,317
12,864	Flight Centre Ltd.	263,904
153,727	Goodman Fielder Ltd.	259,308
73,040	Harvey Norman Holdings Ltd.	248,474
140,916	ING Industrial Fund	277,536
240,529	ING Office Fund	316,194
21,866	Lend Lease Corp. Ltd.	255,507
82,549	Macquarie Airports	244,261
255,976	Macquarie CountryWide Trust	334,088
98,941	Macquarie Infrastructure Group	263,861
367,124	Macquarie Office Trust	356,338
81,445	Octaviar Ltd.(a)(b)	19,187
45,890	Minara Resources Ltd.	251,250
138,126	Pacific Brands Ltd.	257,072
68,892	Qantas Airways Ltd.	220,729
11,699	QBE Insurance Group Ltd.	278,811
21,299	Santos Ltd.	318,930
27,874	Seven Network Ltd.	243,496
10,036	St. George Bank Ltd.	251,473
21,186	Suncorp-Metway Ltd.	272,517
64,736	Telstra Corp. Ltd.	278,178
217,980	Virgin Blue Holdings Ltd.	171,520
29,034	Zinifex Ltd.	276,338
		10,795,499
	China—15.6%
286,000	Air China Ltd., H-Shares	212,080
167,557	Aluminum Corp. of China Ltd., H-Shares	283,325
225,639	Bank of Communications Co. Ltd., H-Shares	324,798

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
354,918	China Construction Bank Corp., H-Shares	$320,558
408,139	China Oriental Group Co. Ltd.(a)(b)	314,694
296,468	China Petroleum & Chemical Corp. (Sinopec), H-Shares	314,550
681,422	China Shipping Container Lines Co. Ltd., H-Shares	299,859
310,000	China Southern Airlines Co. Ltd., H-Shares*	202,037
399,998	China Telecom Corp. Ltd., H-Shares	267,876
542,000	Datang International Power Generation Co. Ltd., H-Shares	373,404
522,393	Dongfeng Motor Group Co. Ltd., H-Shares	282,824
152,000	Harbin Power Equipment Co., H-Shares*	258,969
359,416	Huaneng Power International, Inc., H-Shares	299,260
450,844	Kingboard Laminates Holdings Ltd.	307,712
201,970	PetroChina Co. Ltd., H-Shares	300,574
264,500	Sinotruk Hong Kong Ltd.*	323,049
392,000	Yangzijiang Shipbuilding Holdings Ltd.*	308,934
202,073	Yanzhou Coal Mining Co. Ltd., H-Shares	372,797
287,382	Zhejiang Expressway Co. Ltd., H-Shares	301,960
		5,669,260
	Hong Kong—33.8%
1,377,199	Allied Properties HK Ltd.	309,201
107,290	BOC Hong Kong Ltd.	277,358
128,744	Cathay Pacific Airways Ltd.	268,568
529,000	Champion REIT	271,470
252,155	Chaoda Modern Agriculture Holdings Ltd.	362,320
90,845	China Netcom Group Corp. Ltd.	273,889
183,050	Chinese Estates Holdings Ltd.	288,386
578,541	CITIC International Financial Holdings Ltd.	385,219
185,322	CNOOC Ltd.	327,153
543,634	CNPC Hong Kong Ltd.	261,544
158,104	Dah Sing Banking Group Ltd.	301,823
40,536	Dah Sing Financial Group	294,090
600,000	Denway Motors Ltd.	305,595
382,000	First Pacific Co. Ltd.	280,327
556,950	Guangdong Investment Ltd.	272,952
1,296,000	Guangzhou Investment Co. Ltd.	289,308
27,880	Guoco Group Ltd.	298,845
57,133	Hang Lung Group Ltd.	307,486
76,000	Hang Lung Properties Ltd.	309,086
40,145	Hongkong Electric Holdings Ltd.	251,853
63,000	Hongkong Land Holdings Ltd.	286,020
342,223	Hopewell Highway Infrastructure Ltd.	272,651
67,519	Hopewell Holdings Ltd.	294,517
198,000	Hopson Development Holdings Ltd.	422,184

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Asia Pacific Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
89,000	Hysan Development Co. Ltd.	$258,050
15,027	Jardine Strategic Holdings Ltd.	260,568
125,996	Kowloon Development Co. Ltd.	278,030
408,337	Lenovo Group Ltd.	312,228
44,500	Orient Overseas International Ltd.	244,634
180,898	Pacific Basin Shipping Ltd.	330,948
402,884	PCCW Ltd.	259,989
2,510,000	Shenzhen International Holdings Ltd.*	264,055
656,782	Shenzhen Investment Ltd.	358,110
1,272,000	Shougang Concord International Enterprises Co. Ltd.*	396,550
23,000	Swire Pacific Ltd., Class A	268,962
291,500	Techtronic Industries Co.	282,353
466,000	TPV Technology Ltd.	324,035
57,227	VTech Holdings Ltd.	313,865
52,533	Wharf (The) Ltd.	266,554
97,445	Wheelock and Co. Ltd.	305,039
17,406	Wing Lung Bank Ltd.	313,748
		12,249,563
	New Zealand—2.0%
244,079	Air New Zealand Ltd.	238,465
38,229	Fletcher Building Ltd.	256,070
82,416	Telecom Corp. of New Zealand Ltd.	243,494
		738,029
	Republic of Korea—0.9%
134,220	STX Pan Ocean Co. Ltd.	333,154
	Singapore—14.6%
497,000	Chartered Semiconductor Manufacturing Ltd.*	287,357
206,000	ComfortDelgro Corp. Ltd.	265,523
103,000	Cosco Corp. Singapore Ltd.	239,729
364,000	Golden Agri-Resources Ltd.	227,885
19,074	Jardine Cycle & Carriage Ltd.	233,490
35,000	Keppel Corp. Ltd.	266,038
64,000	Keppel Land Ltd.	285,660
172,000	MobileOne Ltd.	247,035
112,000	Neptune Orient Lines Ltd.	265,626
44,000	Oversea-Chinese Banking Corp. Ltd.	286,809
86,000	SembCorp Industries Ltd.	266,038
23,400	Singapore Airlines Ltd.	275,760
54,000	Singapore Petroleum Co. Ltd.	286,367
78,000	Singapore Press Holdings Ltd.	255,653
118,000	StarHub Ltd.	264,212
318,000	STATS ChipPAC Ltd.*	264,668
135,000	United Industrial Corp. Ltd.	271,452
31,000	Venture Corp. Ltd.	253,443
202,000	Wheelock Properties S Ltd.	302,025
160,000	Wing Tai Holdings Ltd.	236,871
		5,281,641

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Thailand—1.6%
1,357,000	Thai Beverage PCL	$274,858
200,800	Total Access Communication Public Co. Ltd.	287,144
		562,002
	United Kingdom—0.8%
211,535	Guiness Peat Group PLC	286,031
	Total Common Stocks and Other Equity Interests (Cost $37,000,491)	35,915,179
	Money Market Fund—0.8%
288,475	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $288,475)	288,475
	Total Investments (Cost $37,288,966)—99.9%	36,203,654
	Other assets less liabilities—0.1%	52,526
	Net Assets—100.0%	$36,256,180

REIT Real Estate Investment Trust.

*  Non-income producing security.

(a)  Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at April 30, 2008 was $333,881, which represented 0.9% of the Fund's Net Assets. See Note 2A.

(b)  Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at April 30, 2008 was $333,881, which represented 0.9% of the Fund's Net Assets.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Dynamic Developed International Opportunities Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—98.2%
	Australia—3.7%
7,807	ASX Ltd.	$264,202
31,823	BlueScope Steel Ltd.	331,555
197,868	Dexus Property Group	327,087
106,301	Macquarie Infrastructure Group	283,140
394,434	Macquarie Office Trust	380,091
74,017	Qantas Airways Ltd.	236,258
12,569	QBE Insurance Group Ltd.	300,721
10,783	St. George Bank Ltd.	269,444
22,762	Suncorp-Metway Ltd.	292,399
		2,684,897
	Austria—2.6%
4,632	Erste Bank der Oesterreichischen Sparkassen AG	340,452
4,216	OMV AG	315,742
2,130	Raiffeisen International Bank - Holding AG	341,207
4,018	Voestalpine AG	305,924
3,320	Wiener Staedtische Versicherung AG	247,351
10,265	Zumtobel AG	311,298
		1,861,974
	Belgium—1.2%
6,257	Belgacom S.A.	286,465
7,389	Euronav N.V.*	302,538
486	Fortis Strip VVPR*(a)	8
13,205	Nyrstar*	279,904
		868,915
	Bermuda—0.7%
31,487	Catlin Group Ltd.	242,479
48,270	Lancashire Holdings Ltd.	290,263
		532,742
	Canada—10.2%
7,600	BCE, Inc.	277,708
9,365	Bell Aliant Regional Communications Income Fund	279,899
25,355	Biovail Corp.	290,030
25,400	CGI Group, Inc., Class A*	295,842
1,000	Fairfax Financial Holdings Ltd.	301,857
16,485	HudBay Minerals, Inc.*	311,007
6,939	Husky Energy, Inc.	313,361
3,636	Inmet Mining Corp.	298,397
3,855	Magna International, Inc., Class A	284,216
7,391	Manulife Financial Corp.	288,932
9,820	Methanex Corp.	229,143
5,769	National Bank of Canada	307,784
9,400	Nexen, Inc.	325,747
11,400	NOVA Chemicals Corp.	287,292
9,100	Onex Corp.	285,352
6,400	Petro-Canada	320,667
8,400	Power Corp. of Canada	294,596

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,200	Power Financial Corp.	$302,808
12,597	Precision Drilling Trust	315,206
15,594	Quadra Mining Ltd.*	352,108
5,756	Royal Bank of Canada	274,454
19,305	Sherritt International Corp.	269,323
16,701	Talisman Energy, Inc.	337,802
4,359	Toronto-Dominion Bank (The)	286,142
14,900	WestJet Airlines Ltd.*	251,662
		7,381,335
	China—1.9%
318,939	China Petroleum & Chemical Corp. (Sinopec), H-Shares	342,632
429,321	China Telecom Corp. Ltd., H-Shares	287,514
218,000	PetroChina Co. Ltd., H-Shares	327,507
218,000	Yanzhou Coal Mining Co. Ltd., H-Shares	402,850
		1,360,503
	Denmark—2.0%
4,421	Almindelig Brand A/S*	277,107
7,415	Danske Bank A/S	254,523
11,800	H. Lundbeck A/S	289,935
4,850	TDC A/S	301,259
1,653	Topdanmark A/S*	289,705
		1,412,529
	Finland—0.4%
6,407	Outokumpu Oyj	302,050
	France—5.6%
10,134	Air France-KLM	312,355
7,820	AXA S.A.	288,089
4,921	Cap Gemini S.A.	294,701
2,257	CNP Assurances	266,913
8,686	Credit Agricole S.A.	289,859
8,407	France Telecom S.A.	262,296
1,618	Lafarge S.A.	289,277
2,476	Nexans S.A.	325,849
3,513	Peugeot S.A.	242,990
7,567	Publicis Groupe	303,015
11,539	SCOR SE	276,179
3,747	Total S.A.	312,957
7,367	Valeo S.A.	295,856
6,975	Vivendi S.A.*	280,395
		4,040,731
	Germany—8.2%
8,857	Aareal Bank AG	331,498
21,844	Air Berlin PLC*	272,411
1,460	Allianz SE	297,614
1,657	AMB Generali Holding AG	303,047
4,956	Bayerische Motoren Werke (BMW) AG	271,989
3,210	Daimler AG	249,533

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Developed International Opportunities Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,390	Deutsche Bank AG	$286,405
10,517	Deutsche Lufthansa AG	276,228
11,457	Gildemeister AG	337,485
5,324	Hannover Rueckversicherung AG	289,781
1,558	HeidelbergCement AG	262,067
7,068	Lanxess AG	275,214
6,340	Leoni AG	338,763
6,686	MTU Aero Engines Holding AG*	306,870
1,459	Muenchener Rueckversicherungs AG	282,259
7,483	Norddeutsche Affinerie AG	315,956
3,859	Rheinmetall AG	292,533
1,690	Salzgitter AG	347,629
5,113	ThyssenKrupp AG	320,248
955	Volkswagen AG	281,593
		5,939,123
	Greece—0.4%
8,942	Alpha Bank A.E.	304,497
	Hong Kong—3.5%
115,377	BOC Hong Kong Ltd.	297,696
97,537	China Netcom Group Corp. Hong Kong Ltd.	294,601
61,000	Hang Lung Group Ltd.	328,218
73,000	Hopewell Holdings Ltd.	317,620
440,000	Lenovo Group Ltd.	337,473
196,000	Pacific Basin Shipping Ltd.	358,145
24,500	Swire Pacific Ltd., Class A	286,674
105,000	Wheelock and Co. Ltd.	329,668
		2,550,095
	Ireland—0.7%
20,072	Anglo Irish Bank Corp. PLC	278,730
6,162	FBD Holdings PLC	244,747
		523,477
	Italy—7.7%
6,255	Assicurazioni Generali SpA	275,696
14,221	Banca Popolare dell'Emilia Romagna Scrl	314,150
24,546	Banca Popolare di Milano Scarl	300,196
15,908	Banco Popolare Scarl	312,915
11,740	Buzzi Unicem SpA	297,660
31,702	Cementir Holding SpA	290,859
20,386	Credito Emiliano SpA	269,927
8,230	Eni SpA	315,838
12,820	Fiat SpA	284,152
8,056	Finmeccanica SpA	278,615
6,436	Fondiaria - Sai SpA	257,067
68,826	Impregilo SpA*	413,040
22,574	Indesit Co. SpA	270,192
14,302	Italcementi SpA	307,437
44,689	Mediolanum SpA	267,067

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
41,203	Milano Assicurazioni SpA	$268,181
21,913	Piccolo Credito Valtellinese Scarl	259,173
130,774	Telecom Italia SpA	272,697
41,131	UniCredit SpA	309,085
		5,563,947
	Japan—23.9%
7,300	Aisin Seiki Co. Ltd.	254,597
26,100	Alps Electric Co. Ltd.	243,211
51,000	Asahi Kasei Corp.	288,421
7,000	Astellas Pharma, Inc.	286,703
391	BIC CAMERA, Inc.*	286,195
69,000	Central Glass Co. Ltd.	260,393
43,000	Chuo Mitsui Trust Holdings, Inc.	304,452
24,000	Daihatsu Motor Co. Ltd.	285,638
8,000	Denso Corp.	277,639
28,600	EDION Corp.	288,436
9,900	Exedy Corp.	272,095
63,000	Fuji Heavy Industries Ltd.	269,797
8,000	FUJIFILM Holdings Corp.	307,731
41,000	Fujitsu Ltd.	260,989
13,300	Glory Ltd.	298,063
181,500	Haseko Corp.	262,179
38,000	Hino Motors Ltd.	238,817
55,000	Hiroshima Bank (The) Ltd.	301,944
21,400	Hitachi Capital Corp.	314,073
26,000	Hitachi Kokusai Electric, Inc.	245,625
44,000	Hitachi Ltd.	295,261
8,900	Honda Motor Co. Ltd.	282,629
29,000	ITOCHU Corp.	302,206
42,000	JFE Shoji Holdings, Inc.	324,697
16,600	JTEKT Corp.	293,694
225	kabu.com Securities Co. Ltd.	316,353
19,500	Keihin Corp.	302,518
328	KK DaVinci Advisors*	313,146
20,000	Koito Manufacturing Co. Ltd.	262,142
12,800	Komori Corp.	252,050
21,000	Konica Minolta Holdings, Inc.	314,870
45,000	KUREHA Corp.	282,030
63,000	Mitsubishi Materials Corp.	297,741
175,000	Mizuho Trust & Banking Co. Ltd.	287,948
6,800	Musashino Bank (The) Ltd.	294,096
11,700	NIFCO, Inc.	251,271
62,000	Nippon Sheet Glass Co. Ltd.	284,194
64	Nippon Telegraph & Telephone Corp.	274,246
102,000	Nishi-Nippon City Bank (The) Ltd.	311,537
34,000	Nissan Shatai Co. Ltd.	251,887
35,000	NSK Ltd.	290,223
180	NTT DoCoMo, Inc.	263,057
158	Resona Holdings, Inc.	302,203
4,500	Sankyo Co. Ltd.	269,682

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Developed International Opportunities Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
130,000	Sanyo Electric Co. Ltd.*	$322,749
9,100	Seiko Epson Corp.	243,818
15,000	Sharp Corp.	251,395
6,500	Sony Corp.	298,174
21,200	Sumitomo Electric Industries Ltd.	272,227
10,800	Suzuki Motor Corp.	272,645
10,400	Tokai Rika Co. Ltd.	253,456
18,700	Tokai Rubber Industries Ltd.	272,378
37,000	Tokuyama Corp.	334,215
41,000	Toshiba Machine Co. Ltd.	264,530
45,000	Toshiba TEC Corp.	314,162
7,300	Toyoda Gosei Co. Ltd.	265,452
8,900	Toyota Boshoku Corp.	253,267
7,500	TS Tech Co. Ltd.	123,407
47,000	Tsubakimoto Chain Co	315,781
6,800	Yamato Kogyo Co. Ltd.	320,794
55,000	Yokohama Rubber (The) Co. Ltd.	281,287
		17,126,416
	Netherlands—2.8%
4,115	Hunter Douglas N.V.	257,094
7,455	ING Groep N.V. CVA	281,576
6,259	Koninklijke DSM N.V.	334,960
16,172	Koninklijke KPN N.V.	294,386
7,189	Koninklijke Philips Electronics N.V.	269,434
16,600	OCE N.V.	248,320
8,139	Royal Dutch Shell PLC, Class A	325,266
		2,011,036
	New Zealand—0.4%
88,547	Telecom Corp. of New Zealand Ltd.	261,207
	Norway—2.2%
18,300	DnB NOR ASA*	270,555
21,100	Norsk Hydro ASA	308,966
11,900	Petroleum Geo-Services ASA	318,901
9,456	StatoilHydro ASA	338,795
20,400	TGS Nopec Geophysical Co. ASA*	325,677
		1,562,894
	Portugal—1.2%
15,822	Banco Espirito Santo S.A.	299,593
24,125	Portugal Telecom, SGPS S.A.	285,378
50,324	Redes Energeticas Nacionais S.A.*	267,561
		852,532
	Singapore—2.3%
391,000	Golden Agri-Resources Ltd.	245,915
21,093	Jardine Cycle & Carriage Ltd.	258,592
121,000	Neptune Orient Lines Ltd.	286,541
25,000	Singapore Airlines Ltd.	294,119
58,000	Singapore Petroleum Co. Ltd.	309,287
173,500	Wing Tai Holdings Ltd.	255,849
		1,650,303

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	South Africa—0.0%
51	Mondi Ltd.	$422
	Spain—3.1%
12,563	Banco Bilbao Vizcaya Argentaria S.A.	287,294
25,380	Banco de Sabadell S.A.	251,769
14,884	Banco Espanol de Credito S.A.	274,394
4,402	Corp. Financiera Alba	305,591
55,403	Mapfre S.A.	280,210
7,820	Repsol YPF S.A.	315,016
9,417	Telefonica S.A.	269,808
40,468	Tubos Reunidos S.A.	280,958
		2,265,040
	Sweden—1.1%
17,100	D Carnegie AB	218,459
17,520	Nordea Bank AB	287,799
10,498	Skandinaviska Enskilda Banken AB, Class A	252,092
		758,350
	Switzerland—2.6%
2,972	Baloise Holding AG	321,957
34,236	Clariant AG	371,234
759	Helvetia Holding AG	314,308
2,695	Holcim Ltd.	261,593
1,121	Swiss Life Holding	331,464
814	Swisscom AG	287,290
		1,887,846
	United Kingdom—9.8%
21,468	Antofagasta PLC	337,550
7,089	AstraZeneca PLC	296,235
21,553	Aviva PLC	266,705
26,595	BP PLC	321,014
62,901	BT Group PLC	275,809
45,353	Centrica PLC	262,664
23,373	Close Brothers Group PLC	320,366
27,572	Davis Service Group (The) PLC	258,256
36,427	easyJet PLC*	221,910
132,335	Henderson Group PLC	317,288
108,703	HMV Group PLC	287,006
16,562	HSBC Holdings PLC	286,459
43,037	IG Group Holdings PLC	306,372
9,131	Intermediate Capital Group PLC	281,074
8,882	Kazakhmys PLC	275,813
64,759	Kesa Electricals PLC	263,772
106,093	Legal & General Group PLC	264,989
29,679	Lloyds TSB Group PLC	252,116
34,199	Mondi PLC	269,977
119,726	Old Mutual PLC	301,065
38,994	Royal Bank of Scotland Group PLC	262,896
14,944	Schroders PLC	309,445
54,244	Standard Life PLC	266,889

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Developed International Opportunities Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
29,455	Tullett Prebon PLC	$252,609
6,701	Vedanta Resources PLC	294,297
		7,052,576
	Total Common Stocks and Other Equity Interests (Cost $71,285,195)	70,755,437
	Preferred Stocks—0.8%
	Germany—0.4%
1,592	Porsche Automobil Holding SE	293,613
	Italy—0.4%
102,288	Unipol Gruppo Finanziario SpA	296,257
	Total Preferred Stocks (Cost $612,220)	589,870
	Rights—0.0%
	Austria—0.0%
3,320	Vienna Insurance Group Rights, expiring 05/07/08* (Cost $0)	0
	Money Market Fund—0.6%
408,717	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $408,717)	408,717
	Total Investments(b) (Cost $72,306,132)—99.6%	71,754,024
	Other assets less liabilities—0.4%	281,203
	Net Assets—100.0%	$72,035,227

*  Non-income producing security.

(a)  Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at April 30, 2008 was $8, which represented less than 0.05% of the Fund's Net Assets. See Note 2A.

(b)  In accordance with the procedures established by the Board of Trustees, 197 out of 248 foreign securities is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2008 was $56,579,153, which represented 78.5% of the Fund's Net Assets. See Note 2A.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Dynamic Europe Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—97.8%
	Austria—3.0%
588	Erste Bank der Oesterreichischen Sparkassen AG	$43,218
344	Mayr-Melnhof Karton AG	35,859
536	OMV AG	40,142
271	Raiffeisen International Bank - Holding AG	43,412
422	Vienna Insurance Group	31,440
511	Voestalpine AG	38,907
1,304	Zumtobel AG	39,545
		272,523
	Belgium—3.7%
341	Ackermans & Van Haaren N.V.	34,683
253	Bekaert N.V.	37,927
795	Belgacom S.A.	36,398
433	Delhaize Group	37,241
97	D'Ieteren N.V.	29,800
939	Euronav N.V.	38,447
326	Fortis Strip VVPR* (a)	5
1,417	Fortis, Class A	38,335
407	InBev N.V.	33,263
284	Solvay S.A.	41,436
		327,535
	Bermuda—0.8%
4,001	Catlin Group Ltd.	30,811
6,133	Lancashire Holdings Ltd.	36,880
		67,691
	Denmark—2.8%
550	Almindelig Brand A/S*	34,474
1,185	Dampskibsselskabet Torm A/S	38,459
500	Danisco A/S	33,507
962	Danske Bank A/S	33,021
1,500	H. Lundbeck A/S	36,856
600	TDC A/S	37,269
200	Topdanmark A/S*	35,052
		248,638
	Finland—0.8%
1,115	Nokia Oyj	33,424
814	Outokumpu Oyj	38,375
		71,799
	France—12.8%
1,288	Air France-KLM	39,699
994	AXA S.A.	36,619
161	Bollore*	35,477
625	Cap Gemini S.A.	37,429
299	Casino Guichard-Perrachon S.A.	37,389
321	Christian Dior S.A.	36,564
287	CNP Assurances	33,941
440	Compagnie de Saint-Gobain	34,903

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
325	Compagnie Generale des Etablissements Michelin, Class B	$29,411
1,104	Credit Agricole S.A.	36,841
1,068	France Telecom S.A.	33,321
593	Gaz de France S.A.	38,779
8,421	Havas S.A.	35,731
610	Ipsen	37,168
206	Lafarge S.A.	36,830
315	Nexans S.A.	41,455
446	PSA Peugeot S.A.	30,849
961	Publicis Groupe	38,483
560	Rallye S.A.	42,129
314	Renault S.A.	31,908
422	Sa des Ciments Vicat*	39,779
470	Sanofi-Aventis S.A.	36,123
1,466	SCOR SE	35,088
545	Suez S.A.	38,290
1,002	Teleperformance	40,973
550	Thales S.A.	35,719
476	Total S.A.	39,756
412	UBISOFT Entertainment S.A.*	41,029
936	Valeo S.A.	37,589
209	Vilmorin & Cie	38,866
886	Vivendi S.A.*	35,617
		1,143,755
	Germany—12.1%
1,125	Aareal Bank AG	42,106
2,776	Air Berlin PLC*	34,619
186	Allianz SE	37,915
211	AMB Generali Holding AG	38,590
630	Bayerische Motoren Werke (BMW) AG	34,575
361	Continental AG	42,452
408	Daimler AG	31,716
304	Deutsche Bank AG	36,430
211	Deutsche Boerse AG	30,952
1,336	Deutsche Lufthansa AG	35,090
2,038	Deutsche Telekom AG	36,616
188	E.ON AG	38,258
1,456	Gildemeister AG*	42,889
676	Hannover Rueckversicherung AG	36,794
198	HeidelbergCement AG	33,305
361	Hochtief AG	37,179
898	Lanxess AG	34,966
806	Leoni AG	43,068
432	Metro AG	34,275
849	MTU Aero Engines Holding AG*	38,967
185	Muenchener Rueckversicherungs AG	35,790
951	Norddeutsche Affinerie AG	40,154
490	Rheinmetall AG	37,145
291	RWE AG	33,499

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Europe Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
215	Salzgitter AG	$44,224
331	Siemens AG	38,944
650	ThyssenKrupp AG	40,712
121	Volkswagen AG	35,678
252	Vossloh AG	36,464
		1,083,372
	Greece—3.0%
1,136	Alpha Bank A.E. ADR	38,684
1,144	Babis Vovos International Construction S.A.*	34,671
1,206	EFG Eurobank Ergasias S.A.	37,182
1,583	Hellenic Exchanges S.A.	34,417
1,247	Hellenic Telecommunications Organization S.A.	36,857
700	National Bank of Greece S.A. ADR	38,391
1,352	Piraeus Bank S.A.	45,778
		265,980
	Ireland—1.5%
2,550	Anglo Irish Bank Corp. PLC	35,410
919	CRH PLC	35,040
783	FBD Holdings PLC	31,100
7,463	Ryanair Holdings PLC*	34,210
		135,760
	Italy—13.0%
9,598	A2A SpA	35,172
795	Assicurazioni Generali SpA	35,041
1,882	Autostrada Torino-Milano SpA	33,379
8,692	Banca Carige SpA	34,087
1,807	Banca Popolare dell'Emilia Romagna Scrl	39,918
3,119	Banca Popolare di Milano Scarl	38,145
2,021	Banco Popolare Scarl	39,754
1,492	Buzzi Unicem SpA	37,829
4,028	Cementir Holding SpA	36,956
2,590	Credito Emiliano SpA	34,294
13,682	Edison SpA	33,568
3,376	Enel SpA	36,522
1,046	Eni SpA	40,142
1,629	Fiat SpA	36,106
1,024	Finmeccanica SpA	35,415
818	Fondiaria - Sai SpA	32,673
8,709	Impregilo SpA*	52,264
2,868	Indesit Co. SpA	34,328
1,362	Istituto Finanziario Industriale SpA*	35,604
1,817	Italcementi SpA	39,058
1,706	Mediobanca SpA	35,334
5,678	Mediolanum SpA	33,932
5,235	Milano Assicurazioni SpA	34,073
14,205	Piaggio & C. SpA	31,677
2,784	Piccolo Credito Valtellinese Scarl	32,927
4,899	Recordati SpA	35,608
7,998	Saras SpA*	45,504

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,632	Snam Rete Gas SpA	$35,492
2,687	Societa Iniziative Autostradali e Servizi SpA	33,562
16,616	Telecom Italia SpA	34,649
5,226	UniCredit SpA	39,272
1,367	Unione di Banche Italiane SCPA	35,870
		1,168,155
	Netherlands—4.1%
414	Corio N.V.*	38,368
1,527	European Aeronautic Defence and Space Co.	37,979
523	Hunter Douglas N.V.	32,676
947	ING Groep N.V. CVA	35,768
795	Koninklijke DSM N.V.	42,546
2,055	Koninklijke KPN N.V.	37,408
913	Koninklijke Philips Electronics N.V.	34,218
2,109	OCE N.V.	31,549
1,034	Royal Dutch Shell PLC, Class A	41,323
338	Vastned Retail N.V.	34,058
		365,893
	Norway—3.0%
2,300	DnB NOR ASA*	34,004
2,684	Norsk Hydro ASA	39,302
1,500	Petroleum Geo-Services ASA	40,198
1,193	StatoilHydro ASA	42,743
1,924	Telenor ASA	38,402
2,626	TGS Nopec Geophysical Co. ASA*	41,923
3,600	Veidekke ASA*	32,075
		268,647
	Portugal—1.6%
2,010	Banco Espirito Santo S.A.	38,060
3,065	Portugal Telecom, SGPS S.A.	36,256
6,394	Redes Energeticas Nacionais S.A.*	33,995
2,748	Semapa - Sociedade de Investimento e Gestao, SGPS S.A.	38,344
		146,655
	South Africa—0.0%
34	Mondi Ltd.	281
	Spain—4.8%
1,596	Banco Bilbao Vizcaya Argentaria S.A.	36,498
3,225	Banco de Sabadell S.A.	31,992
1,891	Banco Espanol de Credito S.A.	34,862
1,888	Banco Popular Espanol S.A.	32,338
779	Bolsas y Mercados Espanoles	38,776
81	Construcciones y Auxiliar de Ferrocarriles S.A.*	35,342
559	Corp. Financiera Alba	38,806
958	Grupo Catalana Occidente S.A.	36,267
7,040	Mapfre S.A.	35,606
994	Repsol YPF S.A.	40,042

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Europe Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,197	Telefonica S.A.	$34,295
5,142	Tubos Reunidos S.A.	35,700
		430,524
	Sweden—3.9%
3,600	Boliden AB*	38,909
2,200	D Carnegie AB	28,106
5,100	Eniro AB*	33,050
1,600	JM AB	26,237
1,873	Kinnevik Investment AB, Class B	39,782
2,900	Kungsleden AB	28,803
1,280	NCC AB, Class B	24,405
2,260	Nordea Bank AB	37,125
3,513	Peab AB	30,104
1,357	Skandinaviska Enskilda Banken AB, Class A	32,586
1,800	Skanska AB, Class B	29,559
		348,666
	Switzerland—4.9%
378	Baloise Holding AG	40,949
960	Ciba Holding AG	31,705
4,350	Clariant AG*	47,168
71	Georg Fischer AG	38,437
96	Helvetia Holding AG	39,754
342	Holcim Ltd.	33,197
691	Novartis AG	34,650
89	Rieter Holding AG	32,883
185	Roche Holding AG	30,454
142	Swiss Life Holding	41,988
103	Swisscom AG	36,352
111	Zurich Financial Services AG	33,466
		441,003
	United Kingdom—22.0%
2,087	3i Group PLC	35,350
2,728	Antofagasta PLC	42,893
2,544	Arriva PLC	35,313
6,524	Ashmore Group PLC	36,712
901	AstraZeneca PLC	37,651
2,738	Aviva PLC	33,881
3,585	BAE Systems PLC	32,920
3,825	Balfour Beatty PLC	33,071
1,598	BG Group PLC	38,847
3,379	BP PLC	40,786
7,199	British Airways PLC*	32,010
1,927	British Land Co. PLC	31,856
7,992	BT Group PLC	35,043
5,763	Centrica PLC	33,377
2,970	Close Brothers Group PLC	40,709
8,723	Cobham PLC	37,843
1,551	Dana Petroleum PLC*	52,789
3,503	Davis Service Group (The) PLC	32,811

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,014	De La Rue PLC	$33,928
4,628	easyJet PLC*	28,193
5,845	GKN PLC	32,692
1,620	GlaxoSmithKline PLC	35,696
16,815	Henderson Group PLC	40,316
13,812	HMV Group PLC	36,467
2,104	HSBC Holdings PLC	36,391
3,016	ICAP PLC	34,682
5,468	IG Group Holdings PLC	38,926
1,160	Intermediate Capital Group PLC	35,708
3,543	Interserve PLC	33,809
4,784	Jardine Lloyd Thompson Group PLC	34,747
13,517	Johnston Press PLC	33,024
1,129	Kazakhmys PLC	35,059
8,228	Kesa Electricals PLC	33,514
13,480	Legal & General Group PLC	33,669
3,771	Lloyds TSB Group PLC	32,034
8,317	Marston's PLC	32,622
4,345	Mondi PLC	34,301
1,782	National Express Group PLC	32,448
15,213	Old Mutual PLC	38,255
1,350	Premier Oil PLC*	41,030
2,631	Prudential PLC	35,598
305,177	Rolls-Royce Group PLC, Class B*(a)(b)	604
13,512	Royal & Sun Alliance Insurance Group PLC	35,753
4,955	Royal Bank of Scotland Group PLC	33,406
1,899	Schroders PLC	39,323
1,233	Severn Trent PLC	35,468
2,446	Spectris PLC	36,760
7,822	Stagecoach Group PLC	39,455
6,892	Standard Life PLC	33,910
3,743	Tullett Prebon PLC	32,100
2,495	United Utilities PLC	35,257
851	Vedanta Resources PLC	37,375
2,830	Venture Production PLC	41,395
2,830	WPP Group PLC	34,358
468	Xstrata PLC	36,293
11,228	Yell Group PLC	36,651
		1,975,079
	Total Common Stocks and Other Equity Interests (Cost $9,002,039)	8,761,956
	Preferred Stocks—1.2%
	Germany—0.8%
433	Fresenius SE*	35,864
202	Porsche Automobil Holding SE	37,255
		73,119

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Europe Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Preferred Stocks (Continued)
	Italy—0.4%
12,997	Unipol Gruppo Finanziario SpA	$37,642
	Total Preferred Stocks (Cost $115,418)	110,761
	Rights—0.0%
	Austria—0.0%
422	Vienna Insurance Group Rights, expiring 05/07/08* (Cost $0)	0
	Sweden—0.0%
1,600	JM AB Rights, expiring 06/02/08* (Cost $0)	1,347
	Total Rights (Cost $0)	1,347
	Money Market Fund—0.9%
82,259	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $82,259)	82,259
	Total Investments(c) (Cost $9,199,716)—99.9%	8,956,323
	Other assets less liabilities—0.1%	8,583
	Net Assets—100.0%	$8,964,906

ADR American Depository Receipt.

*  Non-income producing security.

(a)  Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at April 30, 2008 was $609, which represented less than 0.05% of the Fund's Net Assets. See Note 2A.

(b)  Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of this security considered illiquid at April 30, 2008 was $604, which represented less than 0.05% of the Fund's Net Assets.

(c)  In accordance with the procedures established by the Board of Trustees, 214 out of 247 foreign securities is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2008 was $7,715,617, which represented 86.1% of the Fund's Net Assets. See Note 2A.

See Notes to Financial Statements.

Schedule of Investments

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.4%
	Australia—58.7%
14,153	AGL Energy Ltd.	$166,713
26,061	Alumina Ltd.	140,721
41,810	Amcor Ltd.	265,948
45,291	AMP Ltd.	334,184
2,470	ASX Ltd.	83,538
51,310	Australia and New Zealand Banking Group Ltd.	1,058,908
25,954	AXA Asia Pacific Holdings Ltd.	145,279
29,283	BHP Billiton Ltd.	1,166,433
26,343	BlueScope Steel Ltd.	274,309
30,080	Boral Ltd.	176,311
17,406	Brambles Ltd.	145,983
6,884	Caltex Australia Ltd.	77,975
53,833	CFS Retail Property Trust	113,634
12,033	Coca-Cola Amatil Ltd.	95,363
41,220	Commonwealth Bank of Australia	1,742,137
41,953	Consolidated Media Holdings Ltd.	143,115
9,806	Crown Ltd.	101,370
3,215	CSL Ltd.	120,550
99,976	Dexus Property Group	166,285
13,453	Fairfax Media Ltd.	44,371
54,964	Foster's Group Ltd.	262,602
38,061	Goodman Group	162,118
80,685	GPT Group	253,192
95,105	Insurance Australia Group Ltd.	389,857
1,869	Leighton Holdings Ltd.	82,937
16,757	Lend Lease Corp. Ltd.	195,808
10,411	Lion Nathan Ltd.	81,920
21,774	Macquarie Airports	64,429
6,398	Macquarie Group Ltd.	382,369
120,418	Macquarie Infrastructure Group	321,137
100,074	Macquarie Office Trust	97,134
28,867	Metcash Ltd.	114,796
43,893	Mirvac Group	173,723
69,583	National Australia Bank Ltd.	1,980,915
14,763	OneSteel Ltd.	89,175
6,243	Orica Ltd.	171,198
23,728	Origin Energy Ltd.	311,923
57,834	PaperlinX Ltd.	137,885
50,085	Qantas Airways Ltd.	160,472
16,177	QBE Insurance Group Ltd.	385,531
2,547	Rio Tinto Ltd.	326,613
14,364	Santos Ltd.	215,086
18,445	St. George Bank Ltd.	462,178
43,156	Stockland	294,030
37,094	Suncorp-Metway Ltd.	477,143
14,524	Symbion Health Ltd.(a)(b)	55,431
17,144	TABCORP Holdings Ltd.	184,498
26,781	Tatts Group Ltd.	68,897
150,831	Telstra Corp. Ltd.	648,138

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
14,787	Toll Holdings Ltd.	$110,501
24,146	Transurban Group	156,092
7,354	Wesfarmers Ltd.	259,184
2,076	Wesfarmers Ltd. - PPS*	73,753
42,745	Westfield Group	734,721
57,617	Westpac Banking Corp.	1,329,693
4,315	Woodside Petroleum Ltd.	227,303
22,611	Woolworths Ltd.	611,525
16,473	Zinifex Ltd.	156,786
		18,773,820
	China—0.7%
37,000	China High Speed Transmission Equipment Co. Ltd.*	65,032
86,500	Fosun International Ltd.*	69,137
34,000	Hidili Industry International Develop Ltd.*	51,908
442,612	Semiconductor Manufacturing International Corp.*	33,503
		219,580
	Hong Kong—29.6%
35,293	Bank of East Asia (The) Ltd.	201,038
117,432	BOC Hong Kong Ltd.	303,576
64,904	Cathay Pacific Airways Ltd.	135,394
34,673	Cheung Kong Holdings Ltd.	540,027
9,986	Cheung Kong Infrastructure Holdings Ltd.	43,175
10,324	China Merchants Holdings International Co. Ltd.	52,980
53,724	China Mobile Ltd.	924,280
41,201	China Netcom Group Corp. Hong Kong Ltd.	124,217
26,434	China Resources Enterprise Ltd.	96,992
77,885	China Unicom Ltd.	168,668
26,721	Chinese Estates Holdings Ltd.	42,098
30,433	Citic Pacific Ltd.	142,509
54,345	CLP Holdings Ltd.	430,877
165,140	CNOOC Ltd.	291,526
25,080	Cosco Pacific Ltd.	47,428
13,203	Esprit Holdings Ltd.	162,442
26,406	Foxconn International Holdings Ltd.*	40,992
21,557	Great Eagle Holdings Ltd.	62,088
5,928	Guoco Group Ltd.	63,542
20,799	Hang Lung Group Ltd.	111,939
31,427	Hang Lung Properties Ltd.	127,811
17,060	Hang Seng Bank Ltd.	341,655
2,093,739	Henderson Investment Ltd.	241,753
19,580	Henderson Land Development Co. Ltd.	149,464
53,074	Hong Kong and China Gas Co. Ltd.	155,247
5,963	Hong Kong Exchanges & Clearing Ltd.	121,791
54,684	HongKong Electric Holdings Ltd.	343,064
39,000	Hongkong Land Holdings Ltd.	177,060
29,301	Hutchison Telecommunications International Ltd.	41,200

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
107,948	Hutchison Whampoa Ltd.	$1,055,992
26,135	Hysan Development Co. Ltd.	75,777
4,800	Jardine Matheson Holdings Ltd.	147,552
6,890	Kerry Properties Ltd.	46,628
81,151	Lenovo Group Ltd.	62,050
37,667	Li & Fung Ltd.	155,846
45,000	Link (The) REIT	107,959
30,694	MTR Corp. Ltd.	109,866
60,602	New World Development Co. Ltd.	156,275
25,000	Noble Group Ltd.	41,062
14,439	Orient Overseas International Ltd.	79,377
174,029	PCCW Ltd.	112,304
380,000	Playmates Holdings Ltd	225,233
35,895	Sino Land Co. Ltd.	90,721
32,888	Sun Hung Kai Properties Ltd.	575,938
41,020	Swire Pacific Ltd., Class A	479,688
31,236	Wharf Holdings (The) Ltd.	158,492
18,026	Wheelock and Co. Ltd.	56,428
14,736	Yue Yuen Industrial Ltd.	44,806
		9,466,827
	New Zealand—1.6%
8,753	Contact Energy Ltd.	66,361
17,407	Fletcher Building Ltd.	116,598
117,343	Telecom Corp. of New Zealand Ltd.	346,684
		529,643
	Singapore—8.8%
19,000	Capitaland Ltd.	95,021
11,000	City Developments Ltd.	98,033
30,000	DBS Group Holdings Ltd.	438,830
43,000	Fraser and Neave Ltd.	151,388
286,000	Hi-P International Ltd.	113,751
2,000	Jardine Cycle & Carriage Ltd.	24,483
13,000	Keppel Corp. Ltd.	98,814
36,000	Neptune Orient Lines Ltd.	85,380
51,000	Oversea-Chinese Banking Corp. Ltd.	332,437
18,000	SembCorp Industries Ltd.	55,682
20,000	Singapore Airlines Ltd.	235,694
48,000	Singapore Press Holdings Ltd.	157,324
34,000	Singapore Technologies Engineering Ltd.	80,636
133,000	Singapore Telecommunications Ltd.	378,125
31,000	United Overseas Bank Ltd.	465,789
		2,811,387
	Total Common Stocks and Other Equity Interests (Cost $30,612,836)	31,801,257

Number of Shares		Value
	Money Market Fund—0.6%
187,909	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $187,909)	$187,909
	Total Investments (Cost $30,800,745)—100.0%	31,989,166
	Liabilities in excess of other assets—(0.0%)	(434)
	Net Assets—100.0%	$31,988,732

REIT Real Estate Investment Trust

*  Non-income producing security.

(a)  Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of this security at April 30, 2008 was $55,431, which represented 0.2% of the Fund's Net Assets. See Note 2A.

(b)  Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of this security considered illiquid at April 30, 2008 was $55,431, which represented 0.2% of the Fund's Net Assets.

See Notes to Financial Statements.

Schedule of Investments

PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—101.4%
	Australia—47.5%
35,863	Abacus Property Group	$46,638
7,382	ABB Grain Ltd.	69,495
40,071	ABC Learning Centres Ltd.	50,411
7,986	Adelaide Brighton Ltd.	26,114
4,164	Alesco Corp. Ltd.	33,471
110,375	Allco Finance Group Ltd.	109,212
5,045	Ansell Ltd.	54,673
28,965	APA Group	89,255
7,263	APN News & Media Ltd.	28,404
10,091	Aristocrat Leisure Ltd.	71,414
4,491	ASX Ltd.	151,890
10,667	Austereo Group Ltd.	17,290
33,248	Australand Property Group	51,697
24,096	Australian Infrastructure Fund	63,579
28,274	Australian Pharmaceutical Industries Ltd.	34,904
66,176	AWB Ltd.	205,168
139,669	Babcock & Brown Infrastructure Group	151,360
4,136	Babcock & Brown Ltd.	57,294
29,017	Babcock & Brown Wind Partners	43,204
5,929	Bank of Queensland Ltd.	90,624
8,793	Bendigo and Adelaide Bank Ltd.	101,339
6,064	Billabong International Ltd.	68,573
21,775	Bunnings Warehouse Property Trust	40,116
14,004	Centennial Coal Co. Ltd.	59,517
204,226	Centro Properties Group	87,566
38,340	Challenger Financial Services Group Ltd.	75,150
18,926	City Pacific Ltd.	14,446
1,041	Cochlear Ltd.	55,622
135,141	Commonwealth Property Office Fund	179,563
11,386	Computershare Ltd.	96,030
4,240	Corporate Express Australia Ltd.	21,576
4,990	Crane Group Ltd.	70,300
29,349	CSR Ltd.	87,397
22,737	David Jones Ltd.	74,777
66,688	Dexus Property Group	110,919
17,975	Downer EDI Ltd.	122,807
75,625	Dyno Nobel Ltd.	208,806
65,431	Envestra Ltd.	53,027
15,145	FKP Property Group	50,665
2,186	Flight Centre Ltd.	44,846
57,603	Futuris Corp. Ltd.	114,535
81,380	Goodman Fielder Ltd.	137,272
35,685	Great Southern Ltd.	52,123
22,846	Gunns Ltd.	63,726
21,510	GWA International Ltd.	58,377
23,576	Harvey Norman Holdings Ltd.	80,203
10,842	Healthscope Ltd.	55,478
11,154	Hills Industries Ltd.	44,987
23,227	Iluka Resources Ltd.	86,020
585	Incitec Pivot Ltd.	89,191

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
76,106	ING Industrial Fund	$149,892
103,770	ING Office Fund	136,414
16,958	Macquarie Capital Alliance Group*	38,353
21,716	Macquarie Communications Infrastructure Group	91,883
132,514	Macquarie CountryWide Trust	172,950
120,868	Macquarie DDR Trust	66,062
12,962	Macquarie Media Group Ltd.	45,072
8,588	Minara Resources Ltd.	47,020
2,179	Newcrest Mining Ltd.	59,343
5,833	Nufarm Ltd.	97,842
28,555	Oil Search Ltd.	127,817
26,844	OneSteel Ltd.	162,149
17,133	Oxiana Ltd.	52,957
46,311	Pacific Brands Ltd.	86,191
7,401	Paladin Energy Ltd.*	29,641
2,022	Perpetual Ltd.	104,494
6,937	Primary Health Care Ltd.	40,988
4,997	Ramsay Health Care Ltd.	56,036
5,835	Seven Network Ltd.	50,972
68,785	Sigma Pharmaceuticals Ltd.	76,811
8,012	Sims Group Ltd.	249,757
10,910	Sonic Healthcare Ltd.	156,785
50,087	SP AusNet	59,943
22,749	Spotless Group Ltd.	67,528
15,465	Ten Network Holdings Ltd.	32,645
4,673	Transfield Services Ltd.	56,366
4,321	Transpacific Industries Group Ltd.	35,303
6,495	United Group Ltd.	87,279
68,417	Valad Property Group	61,571
2,190	West Australian Newspapers Holdings Ltd.	19,833
3,076	WorleyParsons Ltd.	112,468
		6,483,416
	Bermuda—0.4%
86,000	Macquarie International Infrastructure Fund Ltd.	55,425
	China—2.7%
19,906	Agile Property Holdings Ltd.	27,683
210,071	Brilliance China Automotive Holdings Ltd.*	39,348
139,557	China Oriental Group Co. Ltd.(a)(b)	107,605
23,000	Country Garden Holdings Co.	19,711
14,500	Greentown China Holdings Ltd.	16,928
56,500	Kingboard Laminates Holdings Ltd.	38,563
18,000	New World Department Store China Ltd.*	19,652
15,000	Nine Dragons Paper Holdings Ltd.	16,146
55,509	Samson Holding Ltd.*	8,902
17,000	Shimao Property Holdings Ltd.*	33,806
23,500	Shui On Land Ltd.	23,366
8,000	Yanlord Land Group Ltd.*	13,906
		365,616

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Hong Kong—28.7%
76,000	Allied Properties HK Ltd.*	$17,063
8,085	ASM Pacific Technology Ltd.	55,078
34,513	Beijing Enterprises Holdings Ltd.	141,912
14,823	Cafe de Coral Holdings Ltd.	30,009
67,663	Champion REIT	34,723
18,049	Chaoda Modern Agriculture Holdings Ltd.	25,934
20,000	Chevalier International Holdings Ltd.	16,165
44,000	China Agri-Industries Holdings Ltd.*	30,821
71,848	China Foods Ltd.*	42,401
8,000	China Insurance International Holdings Co. Ltd.*	21,245
15,271	China Mengniu Dairy Co. Ltd.	45,846
36,921	China Overseas Land & Investment Ltd.	77,683
88,394	China Power International Development Ltd.*	32,207
15,102	China Resources Land Ltd.	31,116
14,431	China Resources Power Holdings Co.	36,547
85,011	China Travel International Investment Hong Kong Ltd.	37,954
11,571	Chong Hing Bank Ltd.	27,849
26,000	Chow Sang Sang Holdings.*	33,690
123,854	CITIC International Financial Holdings Ltd.	82,468
100,000	CNPC Hong Kong Ltd.	48,110
14,532	Dah Sing Banking Group Ltd.	27,742
8,536	Dah Sing Financial Group	61,929
162,914	Denway Motors Ltd.	82,976
60,805	Digital China Holdings Ltd.	38,224
1,932,724	Enerchina Holdings Ltd.	73,147
94,478	First Pacific Co. Ltd.	69,332
164,679	Fountain Set (Holdings) Ltd.	25,987
21,332	Fubon Bank Hong Kong Ltd.	24,658
29,634	Galaxy Entertainment Group Ltd.*	22,469
148,650	Giordano International Ltd.	64,841
93,225	Global Bio-Chem Technology Group Co. Ltd.	43,296
28,000	GOME Electrical Appliances Holdings Ltd.	63,942
79,624	Guangdong Investment Ltd.	39,022
263,985	Guangzhou Investment Co. Ltd.	58,930
10,905	Hengan International Group Co. Ltd.	38,963
41,007	HKR International Ltd.	27,883
1,478	Hong Kong Aircraft Engineering Co. Ltd.	26,338
32,302	Hongkong and Shanghai Hotels (The) Ltd.	55,366
45,948	Hopewell Highway Infrastructure Ltd.	36,607
33,582	Hopewell Holdings Ltd.	146,485
19,595	Hopson Development Holdings Ltd.	41,781
194,000	Hutchison Harbour Ring Ltd.*	17,173
67,479	I-CABLE Communications Ltd.	11,168
950,000	IDT International Ltd.	35,954
21,952	Industrial and Commercial Bank of China (Asia) Ltd.	59,847
143,315	Johnson Electric Holdings Ltd.	67,294

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
36,000	K Wah International Holdings Ltd.	$15,842
25,082	Kingboard Chemical Holdings Ltd.	118,900
15,723	Kowloon Development Co. Ltd.	34,695
6,400	Lee & Man Paper Manufacturing Ltd.	11,906
6,500	Lifestyle International Holdings Ltd.	13,543
8,000	Mandarin Oriental International Ltd.	17,760
40,000	Minmetals Resources Ltd.*	15,601
56,000	Next Media Ltd.	20,979
18,000	NWS Holdings Ltd.	49,534
121,985	Oriental Press Group	17,528
44,305	Pacific Basin Shipping Ltd.	81,055
64,123	Pacific Century Premium Developments Ltd.	24,104
42,584	Public Financial Holdings Ltd.	39,008
92,000	PYI Corp. Ltd.	22,662
384,000	Regal Hotels International Holdings Ltd.*	21,430
14,762	Road King Infrastructure	17,480
14,844	Shanghai Industrial Holdings Ltd.	61,512
27,776	Shangri-La Asia Ltd.	76,971
59,834	Shenzhen Investment Ltd.	32,624
23,414	Shun Tak Holdings Ltd.	31,180
23,934	Sinofert Holdings Ltd.*	18,269
4,110,000	Sino-I Technology Ltd.*	42,183
270,038	Sinolink Worldwide Holdings	47,463
65,373	Sinopec Kantons Holdings Ltd.*	11,155
59,393	SmarTone Telecommunications Holdings Ltd.	62,482
660,278	Solomon Systech International Ltd.	38,119
11,000	Sun Hung Kai & Co. Ltd.	10,514
1,300,421	TCL Communication Technology Holdings Ltd.*	45,880
782,884	TCL Multimedia Technology Holdings Ltd.*	40,678
113,143	Techtronic Industries Co.	109,592
13,568	Television Broadcasts Ltd.	77,722
48,716	Texwinca Holdings Ltd.	36,687
19,965	Tianjin Development Holdings Ltd.	16,034
49,559	Tingyi Cayman Islands Holding Corp.	66,125
186,672	TPV Technology Ltd.	129,804
10,000	Truly International Holdings	11,906
14,984	VTech Holdings Ltd.	82,181
6,905	Wing Hang Bank Ltd.	92,485
5,267	Wing Lung Bank Ltd.	94,938
12,200	Wing On Co. International Ltd.	22,007
		3,910,713
	Korea—0.5%
27,160	STX Pan Ocean Co. Ltd.	67,415
	Netherlands—0.6%
16,152	James Hardie Industries NV	90,564
	New Zealand—3.3%
23,145	Air New Zealand Ltd.	22,613
49,759	Auckland International Airport Ltd.	82,839

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
30,377	Fisher & Paykel Appliances Holdings Ltd.	$57,457
20,991	Fisher & Paykel Healthcare Corp.	43,806
60,211	Kiwi Income Property Trust	57,885
29,354	Sky City Entertainment Group Ltd.	91,772
7,652	Sky Network Television Ltd.	26,615
26,019	Vector Ltd.	41,893
5,956	Warehouse Group Ltd.	27,000
		451,880
	Singapore—17.5%
34,000	Allgreen Properties Ltd.	32,305
54,000	Ascendas REIT	102,217
38,000	CapitaCommercial Trust	62,694
36,000	CapitaMall Trust	92,274
4,000	Cerebos Pacific Ltd.	11,107
101,000	Chartered Semiconductor Manufacturing Ltd.*	58,397
290,000	Chuan Hup Holdings Ltd.	76,895
132,000	ComfortDelgro Corp. Ltd.	170,142
6,000	Cosco Corp. Singapore Ltd.	13,965
6,700	Creative Technology Ltd.	32,076
198,000	DMX Technologies Group Ltd.	36,459
9,000	Elec & Eltek International Co. Ltd.	14,670
48,000	Fortune REIT	30,667
26,000	Gallant Venture Ltd.*	12,926
84,000	Golden Agri-Resources Ltd.	52,589
4,000	Guocoland Ltd.	8,603
10,000	Haw Par Corp. Ltd.	55,240
8,000	Hong Leong Asia Ltd.	15,732
21,000	Hong Leong Finance Ltd.	60,323
21,000	Jaya Holdings Ltd.	21,654
7,000	Keppel Land Ltd.	31,244
27,000	Kim Eng Holdings Ltd.	43,750
61,000	MobileOne Ltd.	87,612
17,600	Olam International Ltd.	34,741
64,000	Pacific Century Regional Developments Ltd.*	15,791
18,000	Parkway Holdings Ltd.	46,402
39,000	People's Food Holdings Ltd.	31,598
17,000	SembCorp. Marine Ltd.	46,328
7,000	SIA Engineering Co. Ltd.	21,912
14,000	Singapore Airport Terminal Services Ltd.	24,026
27,000	Singapore Exchange Ltd.	170,826
8,000	Singapore Land Ltd.	42,660
25,000	Singapore Petroleum Co. Ltd.	132,577
81,000	Singapore Post Ltd.	69,205
23,000	SMRT Corp. Ltd.	30,493
18,000	StarHub Ltd.	40,303
25,000	STATS ChipPAC Ltd.*	20,807
5,000	Straits Trading Co. Ltd.	24,011
100,000	Suntec REIT	111,218

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
26,000	United Industrial Corp. Ltd.	$52,280
17,000	UOB-Kay Hian Holdings Ltd.	26,044
25,000	UOL Group Ltd.	69,971
16,000	Venture Corp. Ltd.	130,809
14,000	Wheelock Properties Ltd.	20,932
17,000	Wilmar International Ltd.*	57,722
27,000	Wing Tai Holdings Ltd.	39,972
		2,384,169
	Thailand—0.2%
18,200	Total Access Communication Public Co. Ltd.	26,026
	Total Common Stocks and Other Equity Interests (Cost $14,379,381)	13,835,224
	Money Market Fund—1.1%
147,547	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $147,547)	147,547
	Total Investments (Cost $14,526,928)—102.5%	13,982,771
	Liabilities in excess of other assets—(2.5%)	(340,800)
	Net Assets—100.0%	$13,641,971

REIT Real Estate Investment Trust.

*  Non-income producing security.

(a)  Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of this security at April 30,2008 was $107,605, which represented 0.8% of the Fund's Net Assets. See Note 2A.

(b)  Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of this security considered illiquid at April 30,2008 was $107,605, which represented 0.8% of the Fund's Net Assets.

See Notes to Financial Statements.

Schedule of Investments

PowerShares FTSI RAFI Developed Markets ex-U.S. Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—98.8%
	Australia—4.5%
2,844	AGL Energy Ltd.	$33,411
5,235	Alumina Ltd.	28,294
8,401	Amcor Ltd.	53,347
9,249	AMP Ltd.	68,297
497	ASX Ltd.	16,819
10,477	Australia and New Zealand Banking Group Ltd.	216,029
5,213	AXA Asia Pacific Holdings Ltd.	29,124
5,981	BHP Billiton Ltd.	240,811
5,293	BlueScope Steel Ltd.	55,146
6,043	Boral Ltd.	35,408
3,498	Brambles Ltd.	29,158
1,383	Caltex Australia Ltd.	15,698
10,816	CFS Retail Property Trust	22,755
2,417	Coca-Cola Amatil Ltd.	19,102
8,418	Commonwealth Bank of Australia	354,420
8,427	Consolidated Media Holdings Ltd.	28,558
1,970	Crown Ltd.	20,365
645	CSL Ltd.	24,114
20,086	Dexus property Group	33,203
2,704	Fairfax Media Ltd.	8,880
11,043	Foster's Group Ltd.	52,654
7,647	Goodman Group	32,437
16,212	GPT Group	50,870
19,422	Insurance Australia Group Ltd.	79,487
376	Leighton Holdings Ltd.	16,610
3,366	Lend Lease Corp. Ltd.	39,343
2,091	Lion Nathan Ltd.	16,448
4,375	Macquarie Airports	12,943
1,307	Macquarie Group Ltd.	77,724
24,193	Macquarie Infrastructure Group	64,440
20,105	Macquarie Office Trust	19,374
5,800	Metcash Ltd.	22,998
8,818	Mirvac Group	34,801
14,210	National Australia Bank Ltd.	401,838
2,966	OneSteel Ltd.	17,905
1,255	Orica Ltd.	34,368
4,766	Origin Energy Ltd.	62,506
11,619	PaperlinX Ltd.	27,595
10,228	Qantas Airways Ltd.	32,647
3,302	QBE Insurance Group Ltd.	79,002
520	Rio Tinto Ltd.	67,020
2,886	Santos Ltd.	43,295
3,766	St. George Bank Ltd.	94,104
8,672	Stockland	58,994
7,575	Suncorp-Metway Ltd.	97,308
4,178	Symbion Health Ltd.(a)(b)	15,945
3,446	TABCORP Holdings Ltd.	36,938
5,381	Tatts Group Ltd.	13,789
30,801	Telstra Corp. Ltd.	132,047

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,971	Toll Holdings Ltd.	$22,108
4,851	Transurban Group	31,225
1,667	Wesfarmers Ltd.	58,280
470	Wesfarmers Ltd. - PPS	16,566
8,729	Westfield Group	149,817
11,766	Westpac Banking Corp.	270,658
867	Woodside Petroleum Ltd.	45,605
4,619	Woolworths Ltd.	124,567
3,310	Zinifex Ltd.	31,453
		3,818,648
	Austria—0.4%
1,174	Erste Bank der Oesterreichischen Sparkassen AG	86,289
259	EVN AG	8,473
1,310	Immoeast AG*	13,222
2,630	Immofinanz AG	28,956
703	OMV AG	52,649
83	Raiffeisen International Bank - Holding AG	13,296
2,171	Telekom Austria AG	53,288
240	UNIQA Versicherungen AG	6,736
156	Verbund-Oesterreichische Elektrizitaetswirtschafts AG, Class A	12,028
833	Voestalpine AG	63,423
103	Wiener Staedtische Versicherung AG	7,674
517	Wienerberger AG	29,560
		375,594
	Belgium—1.2%
2,845	AGFA-Gevaert N.V.	20,710
2	Banque Nationale de Belgique	9,289
1,144	Belgacom S.A.	52,376
49	Colruyt S.A.	12,368
1,255	Delhaize Group	107,937
10,158	Dexia S.A.	279,553
33	D'Ieteren N.V. S.A.	10,138
3,473	Fortis, Class A	93,958
3,475	Fortis, Class B	94,032
1,692	Fortis Strip VVPR* (a)	26
450	Groupe Bruxelles Lambert S.A.	56,778
480	InBev N.V.	39,229
54	KBC Ancora	5,728
963	KBC Groep N.V.	129,247
98	Mobistar S.A.	8,694
225	Nationale a Portefeuille	17,582
108	Sofina S.A.*	13,017
325	Solvay S.A.	47,418
781	UCB S.A.	33,494
555	Umicore	29,417
		1,060,991

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSI RAFI Developed Markets ex-U.S. Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Bermuda—0.0%
350	Frontline Ltd.	$19,148
	Canada—4.6%
1,345	ACE Aviation Holdings, Inc., Class A*	25,709
456	ACE Aviation Holdings, Inc., Class B*	8,698
156	Addax Petroleum Corp.	6,952
1,273	Alimentation Couche Tard, Inc., Class B	17,646
440	Atco Ltd., Class I*	20,718
3,224	Bank of Montreal	160,384
4,276	Bank of Nova Scotia	203,037
1,530	Barrick Gold Corp.	58,809
1,740	BCE, Inc.	63,581
41	Bombardier, Inc., Class A*	270
4,791	Bombardier, Inc., Class B*	31,398
2,253	Brookfield Asset Management, Inc., Class A	73,489
1,168	Brookfield Properties Corp.	23,404
2,231	Canadian Imperial Bank of Commerce	164,307
1,574	Canadian National Railway Co.	82,428
1,309	Canadian Natural Resources Ltd.	111,195
555	Canadian Pacific Railway Ltd.	38,234
480	Canadian Tire Corp. Ltd., Class A	30,899
506	Canadian Utilities Ltd.	22,278
3,725	CanWest Global Communications Corp.*	15,498
5,770	Celestica, Inc.*	54,199
2,104	CGI Group, Inc., Class A*	24,506
261	Empire Co. Ltd., Class A	9,661
1,541	Enbridge, Inc.	63,378
2,275	EnCana Corp.	183,541
102	Fairfax Financial Holdings Ltd.	30,789
718	Finning International, Inc.	21,353
824	George Weston Ltd.	39,682
557	Gerdau Ameristeel Corp.	8,683
1,261	Goldcorp, Inc.	44,838
830	Great-West Lifeco, Inc.	25,788
809	Husky Energy, Inc.	36,534
450	IGM Financial, Inc.	21,394
840	Imperial Oil Ltd.	49,561
183	ING Canada, Inc.	7,105
2,460	Jean Coutu Group PJC (The), Inc., Class A*	23,083
1,245	Loblaw Cos. Ltd.	39,349
1,329	Magna International, Inc., Class A	97,983
473	Manitoba Telecom Services, Inc.	18,740
5,329	Manulife Financial Corp.	208,324
1,220	Metro, Inc., Class A*	29,558
1,037	National Bank of Canada	55,325
1,363	Nexen, Inc.	47,233
2,466	Norbord, Inc.*	13,516
4,555	Nortel Networks Corp.*	38,806
668	NOVA Chemicals Corp.	16,834
462	Onex Corp.	14,487

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,374	Petro-Canada	$118,948
193	Potash Corporation of Saskatchewan	35,528
3,283	Power Corp. of Canada	115,138
1,521	Power Financial Corp.	56,167
1,259	Quebecor, Inc., Class B	35,841
222	Research In Motion Ltd.*	27,023
1,137	RioCan REIT	23,675
1,122	Rogers Communications, Inc., Class B	49,922
5,309	Royal Bank of Canada	253,141
597	Sears Canada, Inc.*	13,498
1,416	Shaw Communications, Inc., Class B	29,639
539	Shoppers Drug Mart Corp.	28,467
2,947	Sun Life Financial, Inc.	142,478
718	Suncor Energy, Inc.	81,025
4,496	Talisman Energy, Inc.	90,938
1,331	Teck Cominco Ltd., Class B	57,913
329	Telus Corp.	15,132
276	Telus Corp. NVTG	12,247
1,152	Thomson Reuters Corp.	42,667
2,912	Toronto-Dominion Bank (The)	191,155
919	TransAlta Corp.	30,998
2,565	TransCanada Corp.	93,981
		3,928,705
	China—0.0%
6,000	China High Speed Transmission Equipment Group Co. Ltd.*	10,506
17,500	Fosun International*	13,979
6,000	Hidili Industry International Development Ltd.*	9,147
88,751	Semiconductor Manufacturing International Corp.*	6,721
		40,353
	Denmark—0.5%
4	A P Moller - Maersk A/S, Class A	41,458
4	A P Moller - Maersk A/S, Class B	41,121
329	Carlsberg A/S, Class B	43,520
274	Danisco A/S	18,362
5,051	Danske Bank A/S	173,378
375	East Asiatic Co. Ltd. A/S	33,046
1,009	Novo Nordisk A/S, Class B	68,828
100	TrygVesta A/S	8,516
		428,229
	Finland—1.1%
873	Elisa Oyj	19,584
1,793	Fortum Oyj	75,630
650	Kemira Oyj	9,320
994	Kesko Oyj, Class B	37,286
412	Kone Oyj, Class B	16,071
686	Metso Corp.	29,304

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSI RAFI Developed Markets ex-U.S. Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,736	M-real Oyj, Class B	$22,067
662	Neste Oil Oyj	19,867
10,727	Nokia Oyj	321,558
952	Outokumpu Oyj	44,881
959	Pohjola Bank PLC	18,982
645	Rautaruukki Oyj	30,236
2,633	Sampo Oyj, Class A	73,769
382	SanomaWSOY Oyj	9,768
7,593	Stora Enso Oyj, Class R	93,033
6,733	UPM-Kymmene Oyj	128,749
395	Wartsila Oyj, Class B	26,823
		976,928
	France—11.2%
1,150	Accor S.A.	94,477
66	Aeroports de Paris	7,805
2,503	Air France-KLM	77,149
891	Air Liquide	133,213
22,280	Alcatel-Lucent	148,690
360	Alstom	82,484
488	Arkema*	27,958
574	Atos Origin S.A.*	34,905
18,544	AXA S.A.	683,162
7,268	BNP Paribas	772,545
67	Bollore*	14,764
1,673	Bouygues	123,625
868	Cap Gemini S.A.	51,981
5,137	Carrefour S.A.	359,306
385	Casino Guichard Perrachon S.A.	48,143
454	Christian Dior S.A.	51,713
76	Ciments Francais S.A.	14,615
447	CNP Assurances	52,862
3,283	Compagnie de Saint-Gobain	260,420
815	Compagnie Generale des Etablissements Michelin, Class B	73,754
6,594	Credit Agricole S.A.	220,047
380	Eiffage S.A.*	34,662
770	Electricite de France	80,247
15	Eramet	13,338
511	Essilor International S.A.	31,608
40	Esso S.A. Francaise	10,041
88	Euler Hermes S.A.*	10,100
137	Eurazeo	17,590
334	Eutelsat Communications	9,787
253	Faurecia	12,727
69	Fonciere Des Regions	10,440
14,347	France Telecom S.A.	447,622
809	Gaz de France S.A.	52,904
76	Gecina S.A.	10,665
1,723	Groupe Danone	151,237
156	Hermes International	20,861

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
201	Imerys S.A.	$17,270
235	JC Decaux S.A.	6,683
218	Klepierre	13,145
1,018	Lafarge S.A.	182,006
1,087	Lagardere S.C.A	77,271
373	Legrand S.A.*	11,116
851	L'Oreal S.A.	100,263
1,288	LVMH Moet Hennessy Louis Vuitton S.A.	145,762
710	M6-Metropole Television	16,280
3,024	Natixis	50,445
235	Nexans S.A.	30,927
2,071	PagesJaunes Groupe S.A.	41,063
692	Pernod Ricard S.A.	78,903
3,066	Peugeot	212,071
818	PPR	105,453
742	Publicis Groupe	29,713
506	Rallye S.A.	38,067
2,136	Renault S.A.	217,057
1,184	Safran S.A.	24,679
4,968	Sanofi-Aventis	381,823
1,211	Schneider Electric S.A.	146,933
1,050	SCOR SE	25,131
488	Sequana Capital S.A.*	12,432
54	Societe des Autoroutes Paris-Rhin-Rhone	6,434
66	Societe Fonciere Financiere et de Participations FFP	7,124
4,518	Societe Generale	523,303
1,109	Societe Television Francaise 1 (TF1)	23,237
971	Sodexo S.A.	64,564
5,594	STMicroelectronics N.V.	64,339
6,182	Suez S.A.	434,326
487	Technip S.A.	44,745
453	Thales S.A.	29,419
5,871	Thomson	37,014
15,835	Total S.A.	1,322,571
211	Unibail-Rodamco	54,032
1,414	Valeo S.A.	56,786
201	Vallourec S.A.	54,335
1,875	Veolia Environnement	134,664
2,329	Vinci S.A.	170,356
8,012	Vivendi S.A.*	322,081
107	Wendel	14,658
313	Zodiac S.A.	16,633
		9,592,561
	Germany—9.5%
770	Adidas AG	49,139
3,693	Allianz SE	752,799
1,140	Altana AG	23,712
71	AMB Generali Holding AG	12,985
1,174	Arcandor AG*	22,062

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSI RAFI Developed Markets ex-U.S. Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,231	BASF SE	$461,032
3,173	Bayer AG	270,715
3,507	Bayerische Motoren Werke (BMW) AG	192,467
200	BayWa AG	13,084
218	Beiersdorf AG*	18,562
261	Bilfinger Berger AG	22,386
569	Celesio AG*	24,406
5,770	Commerzbank AG	209,311
994	Continental AG	116,887
10,771	Daimler AG	837,294
4,849	Deutsche Bank AG	581,078
271	Deutsche Boerse AG	39,753
2,190	Deutsche Lufthansa AG	57,520
6,810	Deutsche Post AG	212,368
289	Deutsche Postbank AG	25,341
31,931	Deutsche Telekom AG	573,693
3,631	E.ON AG	738,918
161	Fraport AG	11,641
763	Fresenius Medical Care AG & Co. KGaA	40,496
80	Fresenius SE	6,768
678	GEA Group AG	25,070
545	Hannover Rueckversicherung AG	29,664
92	HeidelbergCement AG	15,475
714	Heidelberger Druckmaschinen AG	17,008
450	Henkel KGaA	18,118
351	Hochtief AG	36,149
1,945	Hypo Real Estate Holding AG	72,737
2,874	IKB Deutsche Industriebank AG	19,822
10,497	Infineon Technologies AG*	98,220
75	K+S AG	30,575
794	Lanxess	30,917
545	Linde AG	79,845
637	MAN AG	88,999
143	Merck KGaA	20,307
1,436	Metro AG	113,932
1,841	Muenchener Rueckversicherungs - Gesellschaft AG	356,160
92	Rheinmetall AG	6,974
2,537	RWE AG	292,052
195	Salzgitter AG	40,111
1,913	SAP AG	96,469
4,404	Siemens AG	518,153
628	Suedzucker AG	14,294
3,570	ThyssenKrupp AG	223,604
3,610	TUI AG*	103,303
1,460	Volkswagen AG	430,496
35	Wacker Chemie AG	8,664
		8,101,535

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Greece—0.4%
1,480	Alpha Bank A.E.	$50,398
307	Coca Cola Hellenic Bottling Co. S.A.	13,680
1,241	EFG Eurobank Ergasias S.A.	38,261
906	Hellenic Petroleum S.A.	13,650
1,780	Hellenic Telecommunications Organization S.A.	52,611
1,484	National Bank of Greece S.A.	81,389
1,233	OPAP S.A.	47,826
772	Piraeus Bank S.A.	26,140
588	Public Power Corp. S.A.	24,676
		348,631
	Hong Kong—2.1%
7,141	Bank of East Asia (The) Ltd.	40,573
24,242	BOC Hong Kong Ltd.	62,549
14,085	Cathay Pacific Airways Ltd.	29,271
5,435	Cheung Kong Holdings Ltd.	84,877
1,445	Cheung Kong Infrastructure Holdings Ltd.	6,251
908	China Merchants Holdings International Co. Ltd.	4,646
10,685	China Mobile Ltd.	183,827
8,424	China Netcom Group Corp. Hong Kong Ltd.	25,444
3,605	China Resources Enterprise Ltd.	13,209
12,204	China Unicom Ltd.	26,476
4,884	Chinese Estates Holdings Ltd.	7,682
5,234	Citic Pacific Ltd.	24,599
10,710	CLP Holdings Ltd.	84,959
33,324	CNOOC Ltd.	59,142
3,396	Cosco Pacific Ltd.	6,420
2,738	Esprit Holdings Ltd.	33,711
4,478	Foxconn International Holdings Ltd.*	6,920
3,970	Great Eagle Holdings Ltd.	11,515
1,379	Guoco Group Ltd.	14,743
3,072	Hang Lung Group Ltd.	16,529
5,607	Hang Lung Properties Ltd.	22,759
3,469	Hang Seng Bank Ltd.	69,292
427,915	Henderson Investment Ltd.	49,453
3,863	Henderson Land Development Co. Ltd.	29,545
12,280	Hong Kong and China Gas Co. Ltd.	35,883
773	Hong Kong Exchanges & Clearing Ltd.	15,793
10,554	HongKong Electric Holdings Ltd.	66,213
7,000	Hongkong Land Holdings Ltd.	31,776
4,864	Hutchison Telecommunications International Ltd.	6,801
20,856	Hutchison Whampoa Ltd.	203,773
4,483	Hysan Development Co. Ltd.	13,002
800	Jardine Matheson Holdings Ltd.	24,645
987	Kerry Properties Ltd.	6,681
12,590	Lenovo Group Ltd.	9,656
6,981	Li & Fung Ltd.	28,795

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSI RAFI Developed Markets ex-U.S. Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
9,000	Link (The) REIT	$21,543
6,875	MTR Corp. Ltd.	24,583
12,928	New World Development Co. Ltd.	33,404
4,000	Noble Group Ltd.	6,567
2,664	Orient Overseas International Ltd.	14,644
34,320	PCCW Ltd.	22,167
76,000	Playmates Holdings Ltd.	45,046
6,078	Sino Land Co. Ltd.	15,324
5,733	Sun Hung Kai Properties Ltd.	100,175
8,308	Swire Pacific Ltd., Class A	97,213
5,001	Wharf (The) Ltd.	25,286
3,010	Wheelock and Co. Ltd.	9,450
2,648	Yue Yuen Industrial Holdings Ltd.	8,032
		1,780,844
	Ireland—0.5%
5,732	Allied Irish Banks PLC	120,151
2,897	Anglo Irish Bank Corp. PLC	40,229
9,801	Bank of Ireland	134,623
2,184	CRH PLC	83,272
2,420	Irish Life & Permanent PLC	38,277
2,533	Ryanair Holdings PLC*	11,611
2,353	Smurfit Kappa Group PLC	29,227
		457,390
	Italy—4.9%
4,498	A2A SpA	16,483
3,055	Alleanza Assicurazioni SpA	39,766
8,134	Assicurazioni Generali SpA	358,515
1,038	Atlantia SpA	33,855
713	Autogrill SpA	10,790
3,191	Banca Carige SpA	12,514
11,715	Banca Monte dei Paschi di Siena SpA	39,651
2,797	Banca Popolare di Milano Scarl	34,207
5,322	Banco Popolare Scarl	104,685
601	Benetton Group SpA	7,819
381	Buzzi Unicem SpA	9,660
3,732	CIR-Compagnie Industriali Riunite SpA*	9,646
2,784	Edison SpA	6,830
39,092	Enel SpA	422,917
21,496	ENI SpA	824,939
1,845	ERG SpA*	40,285
7,479	Fiat SpA	165,771
1,845	Finmeccanica SpA	63,809
966	Fondiaria - Sai SpA	38,584
334	Fondiaria - Sai SpA Rnc	8,792
4,560	Hera SpA	17,133
5,097	IFIL Investments SpA	42,228
60,010	Intesa Sanpaolo	444,807
2,110	Istituto Finanziario Industriale SpA*	55,158
673	Italcementi SpA	14,467
1,601	Italcementi SpA Rnc*	25,382

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
106	Italmobiliare SpA*	$10,017
80	Italmobiliare SpA Rnc*	5,709
222	Lottomatica SpA	6,796
477	Luxottica Group SpA	13,357
7,610	Mediaset SpA	68,956
2,457	Mediobanca SpA	50,889
1,051	Mediolanum SpA	6,281
2,018	Milano Assicurazioni SpA	13,135
5,419	Parmalat SpA	18,394
35,490	Pirelli & Co. SpA	28,814
12,473	Premafin Finanziaria SpA*	28,988
677	Saipem SpA	29,522
1,787	Saras SpA*	10,167
5,207	Snam Rete Gas SpA	32,813
496	Societa Cattolica di Assicurazoni SCRL*	26,438
177,465	Telecom Italia SpA	370,060
79,993	Telecom Italia SpA Rnc	129,840
6,758	Terna-Rete Elettrica Nationale SpA	29,721
43,407	UniCredito Italiano SpA	326,189
4,247	Unione di Banche Italiane ScpA	111,441
2,503	Unipol Gruppo Finanziario SpA	8,133
		4,174,353
	Japan—18.4%
2,000	77 Bank (The) Ltd.	11,892
990	Acom Co. Ltd.	30,468
500	Advantest Corp.	13,709
8,100	Aeon Co. Ltd.	118,148
1,050	Aiful Corp.	20,368
6,000	Aioi Insurance Co. Ltd.	37,741
1,200	Aisin Seiki Co. Ltd.	41,852
3,000	Ajinomoto Co., Inc.	30,108
300	Alfresa Holdings Corp.	21,053
4,000	All Nippon Airways Co. Ltd.	15,623
1,800	Alps Electric Co. Ltd.	16,773
2,000	Amada Co. Ltd.	16,668
4,000	Aozora Bank Ltd.	12,244
2,300	Asahi Breweries Ltd.	44,868
5,000	Asahi Glass Co. Ltd.	59,403
11,000	Asahi Kasei Corp.	62,209
1,400	Astellas Pharma, Inc.	57,341
1,000	Bank of Kyoto (The) Ltd.	12,716
4,000	Bank of Yokohama (The) Ltd.	29,225
300	Benesse Corp.	13,174
5,700	Bridgestone Corp.	104,380
2,200	Brother Industries Ltd.	28,548
1,000	Calsonic Kansei Corp.	4,279
700	Canon Marketing Japan, Inc.	13,530
6,300	Canon, Inc.	315,157
1,600	Casio Computer Co. Ltd.	23,799
10	Central Japan Railway Co.	97,671

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSI RAFI Developed Markets ex-U.S. Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,400	Century Leasing System, Inc.	$11,528
3,000	Chiba Bank (The) Ltd.	23,591
6,300	Chubu Electric Power Co., Inc.	147,210
1,200	Chugai Pharmaceutical Co. Ltd.	16,724
1,000	Chugoku Bank (The) Ltd.	15,014
3,100	Chugoku Electric Power (The) Co., Inc.	67,908
6,000	Chuo Mitsui Trust Holdings, Inc.	42,482
1,900	Citizen Holdings Co. Ltd.	16,211
15,000	Cosmo Oil Co. Ltd.	49,549
1,300	Credit Saison Co. Ltd.	34,720
4,000	Dai Nippon Printing Co. Ltd.	61,258
1,000	Daicel Chemical Industries Ltd.	5,885
2,000	Daido Steel Co. Ltd.	11,084
6,750	Daiei (The), Inc.*	58,050
1,000	Daihatsu Motor Co. Ltd.	11,902
2,000	Daiichi Sankyo Co. Ltd.	54,832
500	Daikin Industries Ltd.	24,896
400	Daito Trust Construction Co. Ltd.	18,532
4,000	Daiwa House Industry Co. Ltd.	45,015
7,000	Daiwa Securities Group, Inc.	69,102
2,300	Denso Corp.	79,821
14	Dentsu, Inc.	32,117
6,000	DIC Corp.	19,345
18	East Japan Railway Co.	142,918
1,200	Eisai Co. Ltd.	42,298
1,600	Electric Power Development Co. Ltd.	59,918
500	Elpida Memory, Inc.*	18,210
400	Fanuc Ltd.	41,949
200	Fast Retailing Co. Ltd.	18,592
5,000	Fuji Electric Holdings Co. Ltd.	19,588
12,000	Fuji Heavy Industries Ltd.	51,390
4	Fuji Television Network, Inc.	6,530
3,100	FUJIFILM Holdings Corp.	119,246
4,000	Fujikura Ltd.	17,459
18,000	Fujitsu Ltd.	114,581
5,000	Furukawa Electric (The) Co. Ltd.	18,072
700	Fuyo General Lease Co. Ltd.	21,556
2,000	Gunma Bank (The) Ltd.	15,966
3,000	Hachijuni Bank (The) Ltd.	19,794
380	Hakuhodo DY Holdings, Inc.	22,978
7,000	Hankyu Hanshin Holdings, Inc.	31,559
15,000	Haseko Corp.	21,668
2,000	Hino Motors Ltd.	12,569
2,000	Hiroshima Bank (The) Ltd.	10,980
300	Hitachi Capital Corp.	4,403
600	Hitachi Chemical Co. Ltd.	11,761
300	Hitachi Construction Machinery Co. Ltd.	9,429
400	Hitachi High-Technologies Corp.	7,953
36,000	Hitachi Ltd.	241,576
1,000	Hitachi Metals Ltd.	14,940
1,700	Hokkaido Electric Power Co., Inc.	35,460

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,000	Hokuhoku Financial Group, Inc.	$18,940
1,600	Hokuriku Electric Power Co.	38,485
11,000	Honda Motor Co. Ltd.	349,317
1,300	Hoya Corp.	36,101
300	Ibiden Co. Ltd.	13,025
1,400	IBJ Leasing Co. Ltd.	25,983
500	Idemitsu Kosan Co. Ltd.	42,484
14,000	IHI Corp.	29,938
3	INPEX Holdings, Inc.	33,501
2,080	Isetan Mitsukoshi Holdings Ltd.*	21,753
7,000	Isuzu Motors Ltd.	33,740
6,000	ITOCHU Corp.	62,525
1,000	Iyo Bank (The) Ltd.	11,366
7,000	Japan Airlines Corp.	16,408
100	Japan Petroleum Exploration Co. Ltd.	6,903
20	Japan Tobacco, Inc.	96,764
3,200	JFE Holdings, Inc.	174,919
1,000	JFE Shoji Holdings, Inc.	7,731
4,000	Joyo Bank (The) Ltd.	22,738
2,200	JS Group Corp.	38,132
600	JSR Corp.	13,483
1,800	JTEKT Corp.	31,846
14,000	Kajima Corp.	46,914
2,000	Kaneka Corp.	13,742
15,000	Kanematsu Corp.*	23,117
7,100	Kansai Electric Power (The) Co., Inc.	168,733
500	Kanto Auto Works Ltd.	6,698
2,000	Kao Corp.	53,878
14,000	Kawasaki Heavy Industries Ltd.	35,979
3,000	Kawasaki Kisen Kaisha Ltd.	30,401
22	KDDI Corp.	140,617
2,000	Keihin Electric Express Railway Co. Ltd.	13,076
3,000	Keio Corp.	17,173
100	Keyence Corp.	25,444
1,000	Kinden Corp.	9,428
11,000	Kintetsu Corp.	37,773
3,000	Kirin Holdings Co. Ltd.	53,402
19,000	Kobe Steel Ltd.	56,691
3,200	Komatsu Ltd.	96,899
400	Konami Corp.	14,318
2,000	Konica Minolta Holdings, Inc.	29,988
4,000	Kubota Corp.	27,884
2,000	Kuraray Co. Ltd.	23,723
1,300	Kyocera Corp.	119,466
1,000	Kyowa Hakko Kogyo Co. Ltd.	9,012
3,800	Kyushu Electric Power Co., Inc.	86,060
400	Lawson, Inc.	17,225
700	Leopalace21 Corp.	12,321
400	Makita Corp.	13,697
10,000	Marubeni Corp.	79,191
2,200	Marui Group Co. Ltd.	21,726

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSI RAFI Developed Markets ex-U.S. Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
17,000	Matsushita Electric Industrial Co. Ltd.	$394,799
2,000	Matsushita Electric Works Ltd.	21,954
12,000	Mazda Motor Corp.	51,917
1,900	Mediceo Paltac Holdings Co. Ltd.	31,968
3,000	Meiji Dairies Corp.	18,336
3,600	Millea Holdings, Inc.	151,814
10,500	Mitsubishi Chemical Holdings Corp.	69,530
5,400	Mitsubishi Corp.	172,961
11,000	Mitsubishi Electric Corp.	112,141
2,000	Mitsubishi Estate Co. Ltd.	57,872
2,000	Mitsubishi Gas Chemical Co., Inc.	13,617
28,000	Mitsubishi Heavy Industries Ltd.	129,596
6,000	Mitsubishi Materials Corp.	28,356
33,000	Mitsubishi Motors Corp.*	51,847
4,000	Mitsubishi Rayon Co. Ltd.	12,945
49,520	Mitsubishi UFJ Financial Group, Inc.	542,918
890	Mitsubishi UFJ Lease & Finance Co. Ltd.	43,469
2,000	Mitsubishi UFJ Nicos Co. Ltd.	7,634
5,000	Mitsui & Co. Ltd.	116,840
5,000	Mitsui Chemicals, Inc.	30,531
3,000	Mitsui Fudosan Co. Ltd.	75,429
6,000	Mitsui Mining & Smelting Co. Ltd.	20,325
3,000	Mitsui O.S.K. Lines Ltd.	41,213
3,200	Mitsui Sumitomo Insurance Group Holdings, Inc.*	126,763
52	Mizuho Financial Group, Inc.	269,256
2,000	Mizuho Trust & Banking Co. Ltd.	3,291
1,200	Murata Manufacturing Co. Ltd.	63,392
1,000	Nagase & Co. Ltd.	10,458
6,000	Nagoya Railroad Co. Ltd.	19,153
1,500	Namco Bandai Holdings, Inc.	18,727
29,000	NEC Corp.	137,320
300	NEC Electronics Corp.*	6,080
700	NEC Leasing Ltd.	8,742
1,000	NGK Insulators Ltd.	19,163
1,000	NGK Spark Plug Co. Ltd.	13,400
100	Nidec Corp.	7,517
1,000	Nikon Corp.	28,750
100	Nintendo Co. Ltd.	55,000
1,000	Nippon Electric Glass Co. Ltd.	15,477
11,000	Nippon Express Co. Ltd.	60,621
11,000	Nippon Light Metal Co. Ltd.	16,655
2,000	Nippon Meat Packers, Inc.	25,567
11,000	Nippon Mining Holdings, Inc.	67,992
19,000	Nippon Oil Corp.	130,283
18	Nippon Paper Group, Inc.	44,902
4,000	Nippon Sheet Glass Co. Ltd.	18,335
31,000	Nippon Steel Corp.	173,612
2,000	Nippon Steel Trading Co. Ltd.	5,530
66	Nippon Telegraph & Telephone Corp.	282,817
30	Nippon Television Network Corp.	4,119

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,000	Nippon Yusen Kabushiki Kaisha	$58,195
4,000	NIPPONKOA Insurance Co. Ltd.	39,008
27,200	Nissan Motor Co. Ltd.	241,338
1,000	Nissay Dowa General Insurance Co. Ltd.	5,821
1,500	Nisshin Seifun Group, Inc.	16,027
6,000	Nisshin Steel Co. Ltd.	22,142
400	Nissin Food Products Co. Ltd.	14,045
500	Nitto Denko Corp.	20,605
700	NOK Corp.	13,820
10,200	Nomura Holdings, Inc.	177,215
400	Nomura Research Institute Ltd.	8,762
2,000	NSK Ltd.	16,584
2,000	NTN Corp.	15,315
4	NTT Data Corp.	16,393
129	NTT DoCoMo, Inc.	188,524
7,000	Obayashi Corp.	33,836
3,000	Odakyu Electric Railway Co. Ltd.	20,351
12,000	Oji Paper Co. Ltd.	53,907
7,000	Oki Electric Industry Co. Ltd.	15,179
1,000	Olympus Corp.	32,754
1,600	OMRON Corp.	33,318
300	Ono Pharmaceutical Co. Ltd.	15,844
100	Oracle Corp. Japan	4,503
200	Oriental Land Co. Ltd.	11,884
580	ORIX Corp.	104,400
14,000	Osaka Gas Co. Ltd.	49,710
2,100	Pioneer Corp.	20,674
1,050	Promise Co. Ltd.	33,108
12	Resona Holdings, Inc.	22,952
4,000	Ricoh Co. Ltd.	68,896
400	Ricoh Leasing Co. Ltd.	7,909
600	Rohm Co. Ltd.	41,904
300	Ryoshoku Ltd.	5,634
200	Sankyo Co. Ltd.	11,986
23,000	Sanyo Electric Co. Ltd.*	57,102
2	Sapporo Hokuyo Holdings, Inc.	16,128
600	Secom Co. Ltd.	28,001
1,800	Sega Sammy Holdings, Inc.	21,799
1,800	Seiko Epson Corp.	48,228
2,000	Seino Holdings Co. Ltd.	13,302
3,000	Sekisui Chemical Co. Ltd.	21,815
4,000	Sekisui House Ltd.	37,886
5,500	Seven & I Holdings Co. Ltd.	163,823
5,000	Sharp Corp.	83,798
1,400	Shikoku Electric Power Co., Inc.	39,607
6,000	Shimizu Corp.	28,231
1,400	Shin-Etsu Chemical Co. Ltd.	86,253
5,000	Shinsei Bank Ltd.	21,896
1,000	Shionogi & Co. Ltd.	19,216
1,000	Shiseido Co. Ltd.	23,960
2,000	Shizuoka Bank (The) Ltd.	24,431

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSI RAFI Developed Markets ex-U.S. Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,000	Showa Denko K.K.	$21,004
1,900	Showa Shell Sekiyu K.K.	20,006
200	SMC Corp.	23,258
1,200	Softbank Corp.*	24,157
29,900	Sojitz Corp.	114,595
6,000	Sompo Japan Insurance, Inc.	66,515
6,600	Sony Corp.	302,762
300	Sumco Corp.	7,578
3,000	Sumikin Bussan Corp.	11,317
7,000	Sumitomo Chemical Co. Ltd.	45,243
6,400	Sumitomo Corp.	85,732
4,100	Sumitomo Electric Industries Ltd.	52,648
2,200	Sumitomo Forestry Co. Ltd.	15,501
2,000	Sumitomo Heavy Industries Ltd.	16,811
17,000	Sumitomo Metal Industries Ltd.	71,243
2,000	Sumitomo Metal Mining Co. Ltd.	36,184
42	Sumitomo Mitsui Financial Group, Inc.	359,610
2,000	Sumitomo Realty & Development Co. Ltd.	49,880
1,600	Sumitomo Rubber Industries Ltd.	13,965
7,000	Sumitomo Trust & Banking (The) Co. Ltd.	62,621
400	Suzuken Co. Ltd.	15,050
2,800	Suzuki Motor Corp.	70,686
1,450	T&D Holdings, Inc.	92,403
13,000	Taiheiyo Cement Corp.	29,623
16,000	Taisei Corp.	42,296
1,000	Taisho Pharmaceutical Co. Ltd.	19,013
1,000	Takashimaya Co. Ltd.	10,924
300	Takata Corp.	6,627
2,700	Takeda Pharmaceutical Co. Ltd.	142,034
920	Takefuji Corp.	21,652
500	TDK Corp.	33,995
7,000	Teijin Ltd.	27,019
300	Terumo Corp.	14,776
4,000	Tobu Railway Co. Ltd.	20,353
3,000	Toho Gas Co. Ltd.	14,518
4,100	Tohoku Electric Power Co., Inc.	92,790
200	Tokyo Broadcasting System, Inc.	5,301
12,000	Tokyo Electric Power (The) Co., Inc.	305,019
400	Tokyo Electron Ltd.	25,851
16,000	Tokyo Gas Co. Ltd.	61,159
1,100	Tokyo Leasing Co. Ltd.	11,488
6,000	Tokyu Corp.	31,656
2,000	Tokyu Land Corp.	14,887
3,000	TonenGeneral Sekiyu K.K.	25,789
4,000	Toppan Printing Co. Ltd.	44,438
6,000	Toray Industries, Inc.	37,350
20,000	Toshiba Corp.	165,201
5,000	Tosoh Corp.	19,188
2,000	Toto Ltd.	17,067
1,700	Toyo Seikan Kaisha Ltd.	33,246
200	Toyoda Gosei Co. Ltd.	7,273

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
300	Toyota Auto Body Co. Ltd.	$5,976
200	Toyota Boshoku Corp.	5,691
1,200	Toyota Industries Corp.	41,648
16,100	Toyota Motor Corp.	816,365
1,600	Toyota Tsusho Corp.	34,212
5,000	Ube Industries Ltd.	17,441
3,000	UNY Co. Ltd.	29,383
5,000	Victor Co. of Japan Ltd.	12,105
14	West Japan Railway Co.	60,395
380	Yamada Denki Co. Ltd.	32,461
1,200	Yamaha Corp.	23,575
1,400	Yamaha Motor Co. Ltd.	26,919
2,000	Yamato Holdings Co. Ltd.	29,141
1,000	Yamazaki Baking Co. Ltd.	10,586
1,500	Yokogawa Electric Corp.	16,323
2,000	Yokohama Rubber (The) Co. Ltd.	10,229
		15,774,429
	Luxembourg—0.5%
1,169	ArcelorMittal	105,288
2,638	ArcelorMittal	230,753
49	RTL Group S.A.	5,907
1,936	SES S.A.	47,330
		389,278
	Netherlands—4.0%
20,031	Aegon N.V.	318,317
1,598	Akzo Nobel N.V.	134,520
1,231	ASML Holding N.V.	34,782
416	Corio N.V.*	38,554
1,998	Corporate Express	22,801
727	CSM	26,089
3,203	European Aeronautic Defence and Space Co. N.V.	79,665
747	Heineken Holding N.V.	38,075
886	Heineken N.V.	51,197
276	Hunter Douglas N.V.	17,244
37,139	ING Groep N.V.	1,402,742
9,900	Koninklijke (Royal) KPN N.V.	180,214
6,317	Koninklijke (Royal) Philips Electronics N.V.	236,753
13,434	Koninklijke Ahold N.V.	197,849
1,023	Koninklijke BAM Groep N.V.*	24,263
1,783	Koninklijke DSM N.V.	95,420
341	Nutreco Holding N.V.	24,830
628	Randstad Holding N.V.	26,475
780	SNS Reaal	16,339
2,081	TNT N.V.	80,159
8,402	Unilever N.V. CVA	279,664
1,150	Vedior N.V. CVA	31,659
177	Wereldhave N.V.	22,319
1,659	Wolters Kluwer N.V.	44,149
		3,424,079

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSI RAFI Developed Markets ex-U.S. Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	New Zealand—0.1%
1,758	Contact Energy Ltd.	$13,328
3,498	Fletcher Building Ltd.	23,420
23,963	Telecom Corp. of New Zealand Ltd.	70,689
		107,437
	Norway—0.9%
300	Aker ASA, Class A	16,405
835	Aker Solutions ASA	21,000
5,630	DnB NOR ASA	83,236
350	Hafslund ASA, Class B	7,647
13,959	Norsk Hydro ASA	204,401
7,003	Norske Skogindustrier ASA	30,749
5,243	Orkla ASA	68,841
6,146	StatoilHydro ASA	220,202
3,170	Storebrand ASA	29,718
3,204	Telenor ASA	63,950
510	Yara International ASA	36,824
		782,973
	Portugal—0.4%
2,059	Banco BPI S.A.*	11,644
16,946	Banco Comercial Portugues S.A., Class R	47,389
687	Banco Espirito Santo S.A.	13,008
1,536	Brisa-Auto-Estradas de Portugal S.A.	21,752
1,105	Cimpor Cimentos de Portugal, SGPS S.A.	9,762
12,268	Energias de Portugal S.A.*	77,179
742	Galp Energia SGPS S.A, Class B	17,870
1,067	Jeronimo Martins, SGPS S.A.	8,397
7,369	Portugal Telecom, SGPS S.A.	87,169
8,229	Sonae SGPS S.A.	14,584
		308,754
	Singapore—0.6%
3,000	Capitaland Ltd.	15,102
2,000	City Developments Ltd.	17,876
5,000	DBS Group Holdings Ltd.	73,066
7,000	Fraser and Neave Ltd.	24,757
18,000	Hi-P International Ltd.	7,159
2,000	Keppel Corp. Ltd.	15,292
6,000	Neptune Orient Lines Ltd.	14,209
12,000	Oversea-Chinese Banking Corp. Ltd.	78,398
3,000	SembCorp Industries Ltd.	9,256
3,000	Singapore Airlines Ltd.	35,293
11,000	Singapore Press Holdings Ltd.	36,088
6,000	Singapore Technologies Engineering Ltd.	14,268
28,000	Singapore Telecommunications Ltd.	79,865
5,000	United Overseas Bank Ltd.	75,057
		495,686
	Spain—3.5%
1,024	Abertis Infraestructuras S.A.	33,820
74	Acciona S.A.	20,950

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,396	Acerinox S.A.	$37,525
937	ACS Actividades de Construccion y Servicios S.A.	54,928
20,406	Banco Bilbao Vizcaya Argentaria S.A.	466,651
5,095	Banco de Sabadell S.A.	50,542
351	Banco Espanol de Credito S.A.	6,471
6,460	Banco Popular Espanol S.A.	110,648
35,186	Banco Santander S.A.	758,718
1,119	Bankinter S.A.	17,063
83	Compania Espanola de Petroleos S.A.	9,075
481	Enagas	14,490
391	Fomento de Construcciones y Contratas S.A.	27,891
743	Gas Natural SDG S.A.	43,082
467	Gestevision Telecinco S.A.	9,733
507	Grupo Ferrovial S.A.	40,793
13,578	Iberdrola S.A.	197,276
6,781	Iberia Lineas Aereas de Espana S.A.	26,552
649	Industria de Diseno Textil S.A.	35,039
2,760	Mapfre S.A.	13,959
154	Red Electrica de Espana	9,928
9,538	Repsol YPF S.A.	384,223
524	Sacyr Vallehermoso S.A.	18,407
19,371	Telefonica S.A.	555,002
504	Union Fenosa S.A.	33,560
		2,976,326
	Sweden—2.5%
2,110	Assa Abloy AB, Class B	32,628
2,286	Atlas Copco AB, Class A	36,448
2,095	Atlas Copco AB, Class B	30,795
2,018	Boliden AB*	21,811
4,869	Electrolux AB, Series B	73,766
916	Hennes & Mauritz AB, Class B	53,905
1,065	Holmen AB, Class B	33,876
1,840	Husqvarna AB, Class B	18,791
2,291	Industrivarden AB, Class A	39,125
1,221	Industrivarden AB, Class C	19,189
6,521	Investor AB, Class B	153,769
1,200	Kinnevik Investment AB, Class B	25,488
175	Lundbergforetagen AB, Class B	10,438
1,200	NCC AB, Class B	22,880
14,191	Nordea Bank AB	233,115
4,629	Sandvik AB	70,499
2,400	SAS AB*	19,144
150	Scania AB, Class A*	3,380
2,125	Scania AB, Class B	43,368
3,417	Securitas AB, Class B	43,723
3,696	Skandinaviska Enskilda Banken AB, Class A	88,753
3,915	Skanska AB, Class B	64,292
2,821	SKF AB, Class B	51,322
661	SSAB Svenskt Stal AB, Series A	21,794

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSI RAFI Developed Markets ex-U.S. Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
227	SSAB Svenskt Stal AB, Series B	$6,746
6,766	Svenska Cellulosa AB, Class B	113,134
3,476	Svenska Handelsbanken AB, Class A	95,555
2,266	Swedbank AB, Class A	56,932
2,298	Tele2 AB, Class B	50,746
86,225	Telefonaktiebolaget LM Ericsson, Class B	217,551
13,554	TeliaSonera AB	120,290
1,200	Trelleborg AB, Class B	22,742
4,613	Volvo AB, Class A	68,735
9,702	Volvo AB, Class B	146,494
		2,111,224
	Switzerland—4.8%
4,069	ABB Ltd.	123,524
1,057	Adecco S.A.	62,590
449	Baloise Holding AG	48,640
56	BKW FMB Energie AG*	6,863
908	Ciba Holdings AG	29,987
4,545	Clariant AG	49,283
984	Compagnie Financiere Richemont S.A., Class A	58,848
8,547	Credit Suisse Group	473,488
23	Givaudan S.A.	23,104
47	Helvetia Holding AG	19,463
980	Holcim Ltd.	95,126
442	Julius Baer Holding AG	32,236
170	Kuehne & Nagel International AG	18,135
1,359	Nestle S.A.	645,258
9,961	Novartis AG	499,484
307	Pargesa Holding S.A.	34,925
348	Petroplus Holdings AG*	21,472
2,094	Roche Holding AG	344,711
19	Roche Holding AG Bearer	3,485
114	Schindler Holding AG	8,981
80	Schindler Holding AG Participant Certificates	6,423
14	SGS S.A.	19,523
80	Swatch Group AG-Bearer	21,251
178	Swatch Group AG-Registered	9,039
478	Swiss Life Holding	141,338
2,835	Swiss Re	233,199
139	Swisscom AG	49,058
193	Syngenta AG	57,063
83	Synthes, Inc.	11,297
20,254	UBS AG*	666,775
988	Zurich Financial Services AG	297,881
		4,112,450
	United Kingdom—22.1%
3,475	3i Group PLC	58,861
15,429	Aegis Group PLC	38,203
6,752	Alliance & Leicester PLC	68,678
1,628	AMEC PLC	25,456

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,657	Anglo American PLC	$171,082
1,264	Antofagasta PLC	19,874
1,525	Arriva PLC	21,168
2,671	Associated British Foods PLC	46,412
9,097	AstraZeneca PLC	380,145
32,059	Aviva PLC	396,711
14,720	BAE Systems PLC	135,170
2,655	Balfour Beatty PLC	22,955
64,734	Barclays PLC	583,033
6,017	Barratt Developments PLC	32,694
1,439	Bellway PLC	19,855
5,748	BG Group PLC	139,734
3,987	BHP Billiton PLC	141,719
160,199	BP PLC	1,933,672
9,402	Bradford & Bingley PLC	30,025
9,697	British Airways PLC*	43,118
5,919	British American Tobacco PLC	221,168
4,369	British Land Co. PLC	72,226
4,069	British Sky Broadcasting Group PLC	43,684
81,060	BT Group PLC	355,433
2,001	Bunzl PLC	29,130
14,203	Cable & Wireless PLC	41,744
10,415	Cadbury Schweppes PLC	119,163
4,386	Carnival PLC	170,832
1,413	Carphone Warehouse Group (The) PLC	7,551
23,801	Centrica PLC	137,845
1,534	Close Brothers Group PLC	21,026
16,484	Compass Group PLC	110,689
2,094	Daily Mail & General Trust	17,205
11,957	Diageo PLC	242,919
54,524	DSG International PLC	70,064
2,007	easyJet PLC*	12,226
5,839	Electrocomponents PLC	21,414
4,122	Enterprise Inns PLC	31,099
3,241	Experian Group Ltd.	24,250
2,715	Firstgroup PLC	30,318
29,214	Friends Provident PLC	68,324
6,946	G4S PLC	31,221
7,821	GKN PLC	43,744
31,452	GlaxoSmithKline PLC	693,040
1,833	Hammerson PLC	36,352
10,553	Hays PLC	23,383
49,505	HBOS PLC	455,268
11,154	Home Retail Group PLC	57,893
95,768	HSBC Holdings PLC	1,656,416
1,309	ICAP PLC	15,053
2,863	IMI PLC	25,480
2,638	Imperial Tobacco Group PLC	125,839
3,876	Inchcape PLC	32,645
4,769	InterContinental Hotels Group PLC	76,139
4,928	International Power PLC	42,585

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSI RAFI Developed Markets ex-U.S. Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,910	Investec PLC	$20,473
36,907	ITV PLC	47,819
19,629	J Sainsbury PLC	148,463
1,108	Johnson Matthey PLC	43,690
531	Kazakhmys PLC	16,489
7,513	Kesa Electricals PLC	30,601
64,296	Kingfisher PLC	167,361
32,266	Ladbrokes PLC	207,616
3,896	Land Securities Group PLC	118,012
74,201	Legal & General Group PLC	185,332
1,394	Liberty International PLC	26,871
62,295	Lloyds TSB Group PLC	529,182
15,638	LogicaCMG PLC	35,212
437	Lonmin PLC	26,639
4,707	Man Group PLC	53,651
12,665	Marks & Spencer Group PLC	94,656
9,902	Mitchells & Butlers PLC	58,590
5,137	Mondi PLC	40,553
1,016	National Express Group PLC	18,500
16,739	National Grid PLC	232,304
1,546	Next PLC	34,822
1,346	Northern Rock PLC(a)(b)	—
29,367	Old Mutual PLC	73,847
6,368	Pearson PLC	82,463
1,896	Pennon Group PLC	23,690
3,133	Persimmon PLC	35,674
1,615	Provident Financial PLC	28,354
20,327	Prudential PLC	275,026
2,433	Punch Taverns PLC	24,826
16,800	Rank Group PLC	29,424
1,615	Reckitt Benckiser Group PLC	93,479
21,553	Rentokil Initial PLC	40,807
3,749	Resolution PLC(a)(b)	53,386
5,379	Rexam PLC	47,433
1,538	Rio Tinto PLC	178,591
8,600	Rolls-Royce Group PLC	74,238
376,857	Rolls-Royce Group PLC, Class B*(a)(b)	746
29,643	Royal & Sun Alliance Insurance Group PLC	78,435
120,346	Royal Bank of Scotland Group PLC	811,367
25,794	Royal Dutch Shell PLC, Class A	1,032,690
19,867	Royal Dutch Shell PLC, Class B	788,537
2,774	SABMiller PLC	63,729
5,983	Sage Group (The) PLC	23,253
710	Schroders PLC	14,702
384	Schroders PLC Ntvg	7,151
4,560	Scottish & Southern Energy PLC	125,170
3,865	Segro PLC	35,057
1,909	Severn Trent PLC	54,913
1,481	Shire PLC	27,101
21,260	Signet Group PLC	28,662
2,117	Smith & Nephew PLC	27,263

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,773	Smiths Group PLC	$52,914
5,568	Standard Chartered PLC	195,967
23,120	Standard Life PLC	113,754
3,890	Tate & Lyle PLC	40,550
12,873	Taylor Wimpey PLC	32,577
46,016	Tesco PLC	388,216
579	Thomson Reuters PLC	17,885
12,504	Tomkins PLC	44,821
1,191	Travis Perkins PLC	22,715
3,956	Trinity Mirror PLC	21,124
6,992	Tui Travel PLC	32,586
6,990	Unilever PLC	233,683
3,944	United Business Media PLC	44,686
7,520	United Utilities PLC	106,265
351	Vedanta Resources PLC	15,415
381,326	Vodafone Group PLC	1,202,061
1,739	Whitbread PLC	41,571
6,425	William Hill PLC	48,742
14,496	William Morrison Supermarkets PLC	81,721
9,478	Wolseley PLC	94,412
11,581	WPP Group PLC	140,601
1,238	Xstrata PLC	96,007
8,942	Yell Group PLC	29,188
		18,886,244
	Total Common Stocks and Other Equity Interests (Cost $84,245,129)	84,472,790
	Preferred Stocks—0.5%
	Germany—0.4%
496	Fresenius SE*	41,082
1,245	Henkel KGaA	53,014
674	Porsche Automobil Holding SE	124,306
745	ProSieben SAT.1 Media AG	11,576
936	Volkswagen AG	154,454
		384,432
	Italy—0.1%
17,136	Unipol Gruppo Finanziario SpA	49,631
	Total Preferred Stocks (Cost $403,520)	434,063
	Convertible Preferred Stocks—0.0%
	Netherlands—0.0%
10,807	Akzo Nobel Loan Note 6/30/13(a)(b) (Cost $21,159)	21,404
	Rights—0.1%
	Austria—0.0%
103	Vienna Insurance Group, expiring 05/07/08*	0

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSI RAFI Developed Markets ex-U.S. Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Rights (Continued)
	Italy—0.0%
11,715	Banca Monte dei Paschi di Siena SpA, expiring 05/12/08*	$8,773
	Switzerland—0.1%
20,254	UBS AG, expiring 05/09/08*	34,031
	Total Rights (Cost $0)	42,804
	Money Market Fund—0.5%
383,717	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $383,717)	383,717
	Total Investments(c) (Cost $85,053,525)—99.8%	85,354,778
	Other assets less liabilities—0.2%	170,019
	Net Assets—100.0%	$85,524,797

REIT Real Estate Investment Trust

*  Non-income producing security.

(a)  Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at April 30, 2008 was $91,507, which represented 0.1% of the Fund's Net Assets. See Note 2A.

(b)  Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at April 30, 2008 was $91,481, which represented 0.1% of the Fund's Net Assets.

(c)  In accordance with the procedures established by the Board of Trustees, 876 out of 1,080 foreign securities is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2008 was $70,682,650, which represented 82.6% of the Fund's Net Assets. See Note 2A.

See Notes to Financial Statements.

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.6%
	Australia—7.4%
5,650	Abacus Property Group	$7,300
1,163	ABB Grain Ltd.	10,937
6,313	ABC Learning Centres Ltd.	7,932
1,258	Adelaide Brighton Ltd.	4,099
656	Alesco Corp. Ltd.	5,273
17,389	Allco Finance Group Ltd.	17,141
795	Ansell Ltd.	8,593
4,563	APA Group	14,092
1,144	APN News & Media Ltd.	4,465
429	Aquarius Platinum Ltd.	6,951
1,590	Aristocrat Leisure Ltd.	11,220
708	ASX Ltd.	23,960
1,681	Austereo Group Ltd.	2,700
5,238	Australand Property Group	8,114
3,796	Australian Infrastructure Fund	9,980
4,454	Australian Pharmaceutical Industries Ltd.	5,512
10,426	AWB Ltd.	32,297
22,004	Babcock & Brown Infrastructure Group	23,800
652	Babcock & Brown Ltd.	8,976
4,571	Babcock & Brown Wind Partners	6,799
934	Bank of Queensland Ltd.	14,271
1,385	Bendigo and Adelaide Bank Ltd.	15,911
955	Billabong International Ltd.	10,741
3,430	Bunnings Warehouse Property Trust	6,291
2,206	Centennial Coal Co. Ltd.	9,444
32,175	Centro Properties Group	13,945
6,040	Challenger Financial Services Group Ltd.	11,859
2,982	City Pacific Ltd.	2,276
164	Cochlear Ltd.	8,768
21,291	Commonwealth Property Office Fund	28,108
1,794	Computershare Ltd.	15,051
668	Corporate Express Australia Ltd.	3,399
786	Crane Group Ltd.	11,044
4,624	CSR Ltd.	13,746
3,582	David Jones Ltd.	11,713
12,008	Dexus Proprty Group	19,850
2,832	Downer EDI Ltd.	19,452
11,914	Dyno Nobel Ltd.	32,770
10,308	Envestra Ltd.	8,354
2,386	FKP Property Group	7,991
344	Flight Centre Ltd.	7,050
9,075	Futuris Corp. Ltd.	18,103
12,821	Goodman Fielder Ltd.	21,550
5,622	Great Southern Ltd.	8,212
3,599	Gunns Ltd.	10,030
3,389	GWA International Ltd.	9,171
3,714	Harvey Norman Holdings Ltd.	12,575
1,708	Healthscope Ltd.	8,729
1,757	Hills Industries Ltd.	7,086
3,659	Iluka Resources Ltd.	13,657

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
92	Incitec Pivot Ltd.	$13,978
11,990	ING Industrial Fund	23,531
16,349	ING Office Fund	21,470
2,672	Macquarie Capital Alliance Group	6,066
3,421	Macquarie Communications Infrastructure Group	14,436
20,877	Macquarie CountryWide Trust	27,306
19,042	Macquarie DDR Trust	10,455
2,042	Macquarie Media Group Ltd.	7,074
1,353	Minara Resources Ltd.	7,404
343	Newcrest Mining Ltd.	9,409
919	Nufarm Ltd.	15,429
4,499	Oil Search Ltd.	20,122
4,229	OneSteel Ltd.	25,529
2,699	Oxiana Ltd.	8,369
7,296	Pacific Brands Ltd.	13,509
1,166	Paladin Energy Ltd.*	4,672
319	Perpetual Ltd.	16,415
1,093	Primary Health Care Ltd.	6,458
787	Ramsay Health Care Ltd.	8,820
919	Seven Network Ltd.	8,027
10,837	Sigma Pharmaceuticals Ltd.	12,068
1,262	Sims Group Ltd.	39,317
1,719	Sonic Healthcare Ltd.	24,670
7,891	SP AusNet	9,427
3,584	Spotless Group Ltd.	10,622
2,436	Ten Network Holdings Ltd.	5,111
736	Transfield Services Ltd.	8,867
681	Transpacific Industries Group Ltd.	5,550
1,023	United Group Ltd.	13,760
10,779	Valad Property Group	9,600
345	West Australian Newspapers Holdings Ltd.	3,113
485	WorleyParsons Ltd.	17,713
		1,029,585
	Austria—0.8%
47	Agrana Beteiligungs AG	5,009
193	Andritz AG	11,366
30	A-TEC Industries AG	2,481
1,239	Austrian Airlines AG*	7,154
378	CA Immobilien Anlagen AG*	8,764
69	Flughafen Wien AG	8,700
7	Lenzing AG*	3,635
78	Mayr-Melnhof Karton AG	8,131
1,745	Meinl European Land Ltd.*	22,690
218	Oesterreichische Post AG*	9,641
55	Palfinger AG	2,027
188	RHI AG*	8,095
124	Semperit AG Holding	5,068
72	Zumtobel AG	2,183
		104,944

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Belgium—1.3%
120	Ackermans & Van Haaren N.V.	$12,205
113	Barco N.V.	7,619
135	Befimmo S.C.A. Sicafi	15,969
152	Bekaert N.V.	22,786
157	Brederode S.A.*	6,319
10	Cie du Bois Sauvage	5,606
76	Cofinimmo	16,239
61	Compagnie d'Entreprises CFE*	6,708
125	Compagnie Maritime Belge S.A.	8,670
210	Euronav N.V.	8,598
136	Exmar N.V.*	3,533
79	GIMV N.V.	5,710
155	Omega Pharma S.A.	6,748
230	Recticel S.A.*	3,250
1,160	RHJ International*	15,088
597	Telenet Group Holding N.V.	14,349
360	Tessenderlo Chemie N.V.	16,921
		176,318
	Bermuda—0.3%
2,458	Catlin Group Ltd.	18,929
14,000	Macquarie International Infrastructure Fund Ltd.	9,054
500	Seadrill Ltd.	14,999
		42,982
	Canada—6.5%
120	AGF Management Ltd., Class B	2,857
136	Agnico-Eagle Mines Ltd.	8,541
340	Agrium, Inc.	26,734
266	Astral Media, Inc.	9,115
1,566	Biovail Corp.	17,913
198	Boardwalk Real Estate Investment Trust	7,845
874	CAE, Inc.	10,032
559	Calloway REIT	11,751
568	Cameco Corp.	19,745
514	Canadian Apartment Properties REIT	8,579
403	Canadian REIT	11,044
1,953	Canfor Corp.*	15,805
1,578	Cascades, Inc.	11,736
10,667	Catalyst Paper Corp.*	10,592
264	CCL Industries, Inc., Class B	7,917
218	Centerra Gold, Inc.*	1,870
675	Chartwell Seniors Housing REIT	6,468
282	CHC Helicopter Corp., Class A	8,904
419	CML Healthcare Income Fund	6,245
310	Cominar REIT	6,326
786	Compton Petroleum Corp.*	9,038
192	Corus Entertainment, Inc., Class B	3,689
6,035	Cott Corp.*	17,917
510	Dorel Industries, Inc., Class B*	15,445

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
637	Dundee Corp., Class A*	$8,741
236	Dundee REIT	7,792
249	DundeeWealth, Inc.	3,375
163	Duvernay Oil Corp.*	7,780
1,194	Emera, Inc.	25,430
787	Ensign Energy Services, Inc.*	16,801
663	Extendicare REIT	7,439
205	First Capital Realty, Inc.	4,543
114	First Quantum Minerals Ltd.	10,010
155	FirstService Corp.*	3,757
354	Flint Energy Services Ltd.*	7,912
658	Fortis, Inc.	18,170
401	Forzani Group (The) Ltd., Class A	7,060
273	Gildan Activewear, Inc.*	6,996
997	H&R REIT	19,374
344	Harry Winston Diamond Corp.	10,193
615	Highpine Oil & Gas Ltd.*	6,345
618	HudBay Minerals, Inc.*	11,659
1,347	IAMGOLD Corp.	8,119
618	Industrial Alliance Insurance & Financial Services, Inc.	24,306
110	Inmet Mining Corp.	9,027
805	InnVest REIT	7,690
944	Kingsway Financial Services, Inc.	12,898
657	Kinross Gold Corp.	12,415
259	Laurentian Bank of Canada	10,855
907	Linamar Corp.	12,608
1,826	Lundin Mining Corp.*	12,329
148	MacDonald Dettwiler & Associates Ltd.*	6,025
1,846	Maple Leaf Foods, Inc.*	21,263
681	Martinrea International, Inc.*	4,720
878	MDS, Inc.*	17,366
846	Methanex Corp.	19,741
438	Morguard REIT	5,532
111	Northbridge Financial Corp.*	3,830
228	Open Text Corp.*	8,420
436	OPTI Canada, Inc.*	9,230
202	Paramount Resources Ltd., Class A*	3,661
427	Primaris Retail REIT	7,390
473	Reitmans Canada Ltd., Class A	8,219
1,576	RONA, Inc.*	21,032
699	Rothmans, Inc.	17,262
600	Russel Metals, Inc.	17,426
496	Saputo, Inc.	13,371
370	Savanna Energy Services Corp.	7,730
221	ShawCor Ltd.	6,583
928	Sherritt International Corp.	12,946
498	Sino-Forest Corp.*	7,541
436	SNC-Lavalin Group, Inc.	21,867
329	Toromont Industries Ltd.	10,098
926	Torstar Corp., Class B*	14,114

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
301	Transat AT, Inc., Class B*	$6,055
977	Transcontinental, Inc., Class A	18,325
190	TSX Group, Inc.*	7,980
1,230	Viterra, Inc.*	16,818
518	West Fraser Timber Co. Ltd.	18,156
585	WestJet Airlines Ltd.*	9,881
438	Yamana Gold, Inc.	5,615
		897,929
	China—0.4%
3,405	Agile Property Holdings Ltd.	4,718
33,965	Brilliance China Automotive Holdings Ltd.*	6,337
24,566	China Oriental Group Co. Ltd.(a)(b)	18,942
4,000	Country Garden Holdings Co.	3,408
2,500	Greentown China Holdings Ltd.	2,918
9,000	Kingboard Laminates Holdings Ltd.	6,171
3,000	New World Department Store China Ltd.*	3,275
2,000	Nine Dragons Paper Holdings Ltd.	2,152
9,173	Samson Holding Ltd.*	1,472
2,500	Shimao Property Holdings Ltd.*	4,970
3,500	Shui On Land Ltd.	3,478
1,000	Yanlord Land Group Ltd.*	1,732
		59,573
	Denmark—1.9%
153	ALK-Abello A/S	17,907
84	Almindelig Brand A/S*	5,265
166	Auriga Industries, Class B	6,409
101	Bang & Olufsen A/S, Class B	5,780
112	Coloplast A/S, Class B	10,710
25	D/S Norden A/S	2,717
498	Dampskibsselskabet Torm A/S	16,163
64	Dfds A/S	9,417
1,008	DSV A/S*	24,641
180	FLSmidth & Co. A/S*	18,833
1,636	GN Store Nord	8,901
300	H. Lundbeck A/S	7,371
364	Jyske Bank A/S*	24,851
105	NKT Holding A/S	8,423
174	Novozymes A/S, Class B	15,732
48	Rockwool International A/S, Class B	8,091
100	Schouw & Co.	3,666
343	Spar Nord Bank A/S*	6,620
414	Sydbank A/S	15,366
115	Topdanmark A/S*	20,155
176	Vestas Wind Systems A/S*	19,026
28	William Demant Holding*	2,204
		258,248
	Finland—1.8%
781	Ahlstrom Oyj	20,642
738	Amer Sports Oyj, Class A	12,805

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
353	Cargotec Corp., Class B	$14,621
589	Finnair Oyj	5,799
405	Finnlines Oyj	8,601
399	HKScan Oyj	5,175
2,255	Huhtamaki Oyj	24,312
217	Konecranes Oyj	9,368
90	Lemminkainen Oyj	4,817
443	Nokian Renkaat Oyj	18,538
1,637	Oriola-KD Oyj, Class B	7,527
831	Orion Oyj, Class B	17,414
202	Poyry Oyj	5,236
287	Ramirent Oyj	4,726
611	Sponda Oyj	7,562
214	Stockmann Oyj Abp, Class B	8,794
1,285	TietoEnator Oyj	33,397
752	Uponor Oyj	16,183
1,043	YIT Oyj	29,318
		254,835
	France—3.2%
1,220	Altran Technologies S.A.*	10,601
41	April Group	2,166
168	Beneteau S.A.	4,585
58	BioMerieux	6,306
36	Bonduelle S.C.A.	4,449
74	Bongrain S.A.*	7,227
270	Bourbon S.A.	18,104
1,627	Bull S.A.*	6,833
911	Canal Plus	9,434
167	Carbone Lorraine*	9,171
77	Cie Generale de Geophysique-Veritas*	19,402
90	Clarins	5,915
152	Club Mediterranee*	7,912
65	Compagnie des Alpes	3,168
169	Compagnie Plastic-Omnium S.A.	5,975
198	Dassault Systemes S.A.	12,352
1,213	Derichebourg	10,231
41	EDF Energies Nouvelles S.A.	2,745
606	Etablissements Maurel et Prom	13,928
175	Etam Developpement S.A.*	6,533
444	Euro Disney S.C.A.*	5,945
110	Fimalac	6,575
294	Generale de Sante	6,660
76	Geodis*	15,778
122	Groupe Partouche*	1,886
184	Groupe Steria S.C.A.	6,269
45	Guyenne et Gascogne S.A.*	7,660
4,065	Havas S.A.	17,248
19	Iliad S.A.	2,004
183	IMS-Intl Metal Service*	7,320
58	Ipsen	3,534

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
199	IPSOS*	$6,764
105	Kaufman & Broad S.A.	4,840
152	Manitou BF S.A.	4,636
147	Mercialys S.A.	6,805
201	Neopost S.A.	20,822
136	Neuf Cegetel	7,585
202	Nexity*	8,968
59	Norbert Dentressangle*	5,299
317	NRJ Group*	2,525
55	Pierre & Vacances	6,019
119	Remy Cointreau S.A.	7,297
1,071	Rhodia S.A.*	21,981
80	Rubis*	7,099
74	SEB S.A.*	13,467
314	Societe BIC S.A.	16,025
66	Societe Immobiliere de Location pour l'Industrie et le Commerce*	9,378
1,054	SOITEC*	8,741
47	Sopra Group S.A.	3,643
29	Sperian Protection	3,657
43	Spir Communication*	4,051
403	Teleperformance	16,479
105	Trigano S.A.	3,512
123	UbiSoft Entertainment S.A.*	12,249
43	Union Financiere de France BQE S.A.	2,236
		451,994
	Germany—3.2%
496	Aareal Bank AG	18,564
564	Air Berlin PLC*	7,034
187	Bechtle AG*	6,114
104	Carl Zeiss Meditec AG	1,506
145	Comdirect Bank AG	2,077
138	Demag Cranes AG	7,640
288	Deutsche Euroshop AG	12,250
268	Deutsche Wohen AG	6,593
1,240	Deutz AG*	13,591
399	Douglas Holding AG	21,183
178	Draegerwerk AG & Co. KGaA*	12,011
97	Duerr AG*	4,218
77	ElringKlinger AG	9,111
940	Epcos AG	14,401
68	Fielmann AG*	5,039
624	Freenet AG*	10,628
69	Fuchs Petrolub AG*	7,488
72	GFK AG	3,279
339	Gildemeister AG*	9,986
126	Indus Holding AG	4,477
41	Interseroh AG zur Verwertung von Sekundaerrohstoffen*	3,645
423	IVG Immobilien AG*	10,656

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
710	Jenoptik AG*	$6,511
210	Kloeckner & Co. AG	11,496
79	Kloeckner-Werke AG	1,906
285	Koenig & Bauer AG*	9,318
97	Krones AG	8,243
343	KUKA AG*	12,624
317	Leoni AG	16,938
308	Medion AG*	6,176
466	MLP AG	7,799
56	MPC Muenchmeyer Petersen Capital AG	3,836
292	MTU Aero Engines Holding AG*	13,402
110	MVV Energie AG	5,309
536	Norddeutsche Affinerie AG	22,632
160	Pfleiderer AG*	3,403
738	Praktiker Bau- und Heimwerkermaerkte AG	16,005
300	Premiere AG*	6,305
26	Puma AG Rudolf Dassler Sport	9,260
17	Rational AG*	3,759
282	Rhoen Klinikum AG	8,526
241	SGL Carbon AG*	16,438
124	Sixt AG*	6,031
86	Software AG	5,715
114	Solarworld AG	6,136
220	Stada Arzneimittel AG	14,937
416	Symrise AG	10,317
140	Takkt AG	2,690
242	United Internet AG*	5,188
54	Vossloh AG	7,814
146	Wincor Nixdorf AG	11,170
		451,375
	Gibralter—0.0%
5,541	PartyGaming PLC*	2,649
	Greece—0.9%
2,094	Agricultural Bank of Greece	9,193
544	Athens Water Supply & Sewage (The) Co. S.A.	9,081
681	Attica Holdings S.A.	4,946
81	Babis Vovos International Construction S.A.*	2,455
749	Elval Aluminium Process Co.	2,667
439	Emporiki Bank of Greece S.A.*	13,156
191	Hellenic Duty Free Shops S.A.	3,362
593	Hellenic Technodomiki Tev S.A.	7,335
336	Heracles General Cement Co.	8,782
1,123	Intracom Holdings S.A.	4,031
343	Intralot SA-Integrated Lottery Systems & Services	6,859
527	Motor Oil (Hellas) Corinth Refineries S.A.	12,106
105	Mytilineos Holdings S.A.	1,477
417	Piraeus Bank S.A.	14,120
552	Sidenor Steel Products Manufacturing Co. S.A.	9,060
3,878	Technical Olympic S.A.*(a)(b)	3,623

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
223	Titan Cement Co. S.A.	$9,921
823	Viohalco	10,061
		132,235
	Guernsey—0.1%
3,173	HSBC Infrastructure Co. Ltd.	7,813
	Hong Kong—4.4%
12,000	Allied Properties HK Ltd.*	2,661
1,312	ASM Pacific Technology Ltd.	8,936
5,855	Beijing Enterprises Holdings Ltd.	24,113
2,935	Cafe de Coral Holdings Ltd.	5,937
10,213	Champion REIT	5,248
2,411	Chaoda Modern Agriculture (Holdings) Ltd.	3,467
4,000	Chevalier International Holdings Ltd.	3,228
7,000	China Agri-Industries Holdings Ltd.*	4,903
10,532	China Foods Ltd.*	6,207
1,000	China Insurance International Holdings Co. Ltd.*	2,660
2,134	China Mengniu Dairy Co. Ltd.	6,367
6,673	China Overseas Land & Investment Ltd.	14,019
13,715	China Power International Development Ltd.*	4,997
3,168	China Resources Land Ltd.	6,533
2,207	China Resources Power Holdings Co.	5,568
13,799	China Travel International Investment Hong Kong Ltd.	6,160
1,392	Chong Hing Bank Ltd.	3,351
4,000	Chow Sang Sang Hldg*	5,159
19,387	CITIC International Financial Holdings Ltd.	12,916
17,231	CNPC Hong Kong Ltd.	8,282
2,498	Dah Sing Banking Group Ltd.	4,782
1,327	Dah Sing Financial Group	9,644
25,641	Denway Motors Ltd.	13,005
9,710	Digital China Holdings Ltd.	6,125
303,006	Enerchina Holdings Ltd.*	11,459
15,328	First Pacific Co. Ltd.	11,232
25,196	Fountain Set Holdings Ltd.	3,989
3,495	Fubon Bank Hong Kong Ltd.	4,031
4,972	Galaxy Entertainment Group Ltd.*	3,786
23,315	Giordano International Ltd.	10,174
14,490	Global Bio-Chem Technology Group Co. Ltd.	6,712
4,000	GOME Electrical Appliances Holdings Ltd.	9,087
12,508	Guangdong Investment Ltd.	6,122
41,848	Guangzhou Investment Co. Ltd.	9,343
1,388	Hengan International Group Co. Ltd.	4,953
6,178	HKR International Ltd.	4,196
129	Hong Kong Aircraft Engineering Co. Ltd.	2,297
4,861	Hongkong and Shanghai Hotels (The) Ltd.	8,322
7,083	Hopewell Highway Infrastructure Ltd.	5,635
5,215	Hopewell Holdings Ltd.	22,690
2,206	Hopson Development Holdings Ltd.	4,730
30,000	Hutchison Harbour Ring Ltd.*	2,651

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
10,575	I-CABLE Communications Ltd.	$1,742
150,000	IDT International Ltd.	5,671
3,124	Industrial and Commercial Bank of China (Asia) Ltd.	8,531
22,583	Johnson Electric Holdings Ltd.	10,598
6,000	K Wah International Holdings Ltd.	2,628
4,000	Kingboard Chemical Holdings Ltd.	18,872
2,313	Kowloon Development Co. Ltd.	5,126
1,200	Lee & Man Paper Manufacturing Ltd.	2,234
1,000	Lifestyle International Holdings Ltd.	2,089
1,000	Mandarin Oriental International Ltd.	2,225
8,000	Minmetals Resources Ltd.	3,100
8,000	Next Media Ltd.	3,000
3,000	NWS Holdings Ltd.	8,267
20,129	Oriental Press Group	2,899
6,560	Pacific Basin Shipping Ltd.	11,987
10,155	Pacific Century Premium Developments Ltd.	3,806
6,082	Public Financial Holdings Ltd.	5,553
14,000	PYI Corp. Ltd.	3,439
60,000	Regal Hotels International Holdings Ltd.*	3,349
1,943	Road King Infrastructure Ltd.	2,300
2,136	Shanghai Industrial Holdings Ltd.	8,848
4,509	Shangri-La Asia Ltd.	12,506
8,902	Shenzhen Investment Ltd.	4,852
4,174	Shun Tak Holdings Ltd.	5,568
4,379	Sinofert Holdings Ltd.*	3,340
650,000	Sino-I Technology Ltd.*	6,723
43,347	Sinolink Worldwide Holdings	7,605
10,708	Sinopec Kantons Holdings Ltd.*	1,811
9,266	SmarTone Telecommunications Holdings Ltd.	9,759
103,719	Solomon Systech International Ltd.	5,968
2,000	Sun Hung Kai & Co. Ltd.	1,912
205,112	TCL Communication Technology Holdings Ltd.*	7,251
123,723	TCL Multimedia Technology Holdings Ltd.*	6,422
17,818	Techtronic Industries Co.	17,188
2,025	Television Broadcasts Ltd.	11,629
6,857	Texwinca Holdings Ltd.	5,160
3,982	Tianjin Development Holdings Ltd.	3,203
7,386	Tingyi Cayman Islands Holding Corp.	9,820
29,357	TPV Technology Ltd.	20,462
2,000	Truly International Holdings	2,365
2,870	VTech Holdings Ltd.	15,723
925	Wing Hang Bank Ltd.	12,355
804	Wing Lung Bank Ltd.	14,546
1,760	Wing On Co. International Ltd.	3,171
		611,280
	Ireland—1.1%
1,145	AER Lingus*	3,191
1,877	C&C Group PLC	12,765
508	DCC PLC	11,615

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
202	FBD Holdings PLC	$8,023
11,110	Fyffes PLC	15,394
1,019	Glanbia PLC	7,854
1,661	Grafton Group PLC	13,259
1,378	Greencore Group PLC	8,131
557	Iaws Group PLC	13,996
4,847	Independent News & Media PLC	14,364
570	Kerry Group PLC, Class A	17,584
756	Kingspan Group PLC	8,691
3,517	United Drug PLC	20,857
		155,724
	Italy—2.9%
590	ACEA SpA	11,328
302	AcegasAps SpA	2,528
10,404	Alitalia SpA*	8,848
426	Ansaldo STS SpA	6,574
1,588	Arnoldo Mondadori Editore SpA	13,763
545	Astaldi SpA	4,539
796	Autostrada Torino-Milano SpA	14,118
1,992	Banca Italease SpA*	21,241
536	Banca Popolare dell'Etruria e del Lazio	7,445
428	Banco di Desio e della Brianza SpA	4,490
8,303	Beni Stabili SpA*	9,274
244	Brembo SpA	3,101
909	Bulgari SpA	10,512
1,970	Caltagirone Editore SpA	12,093
335	Caltagirone SpA	2,703
708	Cementir Holding SpA	6,496
14,010	Cofide SpA	15,204
1,000	Credito Artigiano SpA	4,328
618	Credito Emiliano SpA	8,183
2,622	Cremonini SpA	12,141
529	Danieli & Co. Rnc SpA	12,425
86	Danieli & Co. SpA	3,092
932	Davide Campari-Milano SpA*	8,384
349	ERGO Previdenza SpA	2,252
291	Esprinet SpA*	3,166
100	Fastweb	3,067
3,641	Gemina SpA	5,135
155	Geox SpA	2,219
1,165	Gruppo Coin SpA*	7,592
2,496	Gruppo Editoriale L'Espresso SpA	8,716
2,792	IMMSI SpA	3,856
2,988	Impregilo SpA*	17,932
865	Indesit Co. SpA	10,353
852	Interpump Group SpA	7,517
2,808	Iride SpA*	8,571
3,829	KME Group SpA*	6,191
539	Marazzi Group SpA	4,288
317	MARR SpA*	3,330
353	Permasteelisa SpA	7,478

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,881	Piaggio & C. SpA	$4,195
1,168	Piccolo Credito Valtellinese Scarl	13,814
244	Pirelli & C Real Estate SpA	7,298
5,088	RCS MediaGroup SpA*	17,840
681	Recordati SpA	4,950
684	Risanamento SpA*	1,843
3,818	Safilo Group SpA*	10,501
45,121	Seat Pagine Gialle SpA	8,689
400	Societa Iniziative Autostradali e Servizi SpA	4,996
490	Sogefi SpA	2,429
2,732	Sorin SpA	4,580
44,878	Telecom Italia Media SpA*	10,050
2,011	Tiscali SpA*	7,820
50	Tod's SpA	2,995
		406,473
	Japan—34.0%
100	ABC-Mart, Inc.	2,575
6	Accordia Golf Co. Ltd.	6,200
1,000	ADEKA Corp.	9,546
500	Aderans Holdings Co. Ltd.	9,387
800	Aeon Credit Service Co. Ltd.	12,669
200	Aeon Mall Co. Ltd.	6,247
400	Ahresty Corp.	5,811
700	Aica Kogyo Co. Ltd.	6,875
100	Aichi Bank (The) Ltd.	8,551
2,000	Aichi Machine Industry Co. Ltd.	5,333
1,000	Aichi Steel Corp.	4,485
1,000	Air Water, Inc.	10,037
300	Aisan Industry Co. Ltd.	2,912
1,000	Akebono Brake Industry Co. Ltd.	7,489
2,000	Akita Bank (The) Ltd.	8,750
300	Alpen Co. Ltd.	4,900
600	Alpine Electronics, Inc.	6,809
600	Amano Corp.	6,332
5,000	Ando Corp.	7,579
1,000	Anritsu Corp.	3,369
1,100	AOC Holdings, Inc.	11,741
200	AOKI Holdings, Inc.	3,236
2,000	Aomori Bank (The) Ltd.	8,467
800	Aoyama Trading Co. Ltd.	18,068
400	Arcs Co. Ltd.	5,609
400	Arnest One Corp.	1,320
2,200	Arrk Corp.	6,730
400	Asatsu-DK, Inc.	12,063
1,000	Asics Corp.	10,086
100	ASKUL Corp.*	2,344
600	Autobacs Seven Co. Ltd.	15,600
300	Avex Group Holdings, Inc.	3,078
2,000	Awa Bank (The) Ltd.	12,861
1,000	Bando Chemical Industries Ltd.	3,911

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
400	Bank of Ikeda (The) Ltd.	$11,386
100	Bank of Iwate (The) Ltd.	6,406
2,000	Bank of Nagoya (The) Ltd.	13,661
200	Bank of Okinawa (The) Ltd.	7,623
2,000	Bank of Saga (The) Ltd.	6,870
800	Bank of the Ryukyus Ltd.*	8,222
650	Belluna Co. Ltd.	5,993
1,500	Best Denki Co. Ltd.	10,282
2,000	Bosch Corp.	11,426
1,000	Bunka Shutter Co. Ltd.	3,077
100	Canon Electronics, Inc.	2,381
200	Canon Finetech, Inc.	2,842
200	Capcom Co. Ltd.	5,995
2,000	Central Finance Co. Ltd.	5,731
3,000	Central Glass Co. Ltd.	11,321
300	Chiba Kogyo Bank (The) Ltd.*	4,173
400	Chiyoda Co. Ltd.	7,125
1,000	Chiyoda Corp.	7,502
6,000	Chori Co. Ltd.*	6,623
300	Chudenko Corp.	4,708
2,000	Chuetsu Pulp & Paper Co. Ltd.	3,337
1,000	Chukyo Bank (The) Ltd.	2,985
500	Circle K Sunkus Co. Ltd.	7,565
700	CKD Corp.	4,621
1,000	Clarion Co. Ltd.	2,071
500	Cleanup Corp.	2,434
600	CMK Corp.	4,219
1	Coca-Cola Central Japan Co. Ltd.	8,057
600	Coca-Cola West Holdings Co. Ltd.	13,515
2,000	COMSYS Holdings Corp.	18,000
100	Corona Corp.	1,236
700	CSK Holdings Corp.	14,809
900	Culture Convenience Club Co. Ltd.	3,710
400	Daibiru Corp.	4,407
1,000	Dai-Dan Co. Ltd.	4,239
500	Daifuku Co. Ltd.	6,236
2,000	Daiken Corp.	3,491
2,000	Daikyo, Inc.	4,517
1,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,558
3,000	Dainippon Screen Manufacturing Co. Ltd.	12,958
1,000	Dainippon Sumitomo Pharma Co. Ltd.	7,634
3,000	Daio Paper Corp.	20,639
1,000	Daisan Bank (The) Ltd.	3,588
4,000	Daishi Bank (The) Ltd.	17,060
500	Daiwabo Information System Co. Ltd.	8,299
900	DCM Japan Holdings Co. Ltd.	5,799
7,000	Denki Kagaku Kogyo Kabushiki Kaisha	25,847
100	Disco Corp.	4,889
600	Don Quijote Co. Ltd.	10,914
3,000	DOWA Holdings Co. Ltd.	20,216

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
900	Duskin Co. Ltd.	$15,225
100	Dydo Drinco, Inc.	3,895
10	eAccess Ltd.	6,377
200	Earth Chemical Co. Ltd.	5,227
7,000	Ebara Corp.	25,235
1,700	EDION Corp.	17,145
2,000	Ehime Bank (The) Ltd.	7,253
3,000	Eighteenth Bank (The) Ltd.	10,871
100	Eizo Nanao Corp.	1,952
200	Exedy Corp.	5,497
1,000	Ezaki Glico Co. Ltd.	10,983
600	FamilyMart Co. Ltd.	20,965
500	Fancl Corp.	6,225
300	FCC Co. Ltd.	4,016
200	FP Corp.	4,711
300	Fuji Co. Ltd.	5,292
3,000	Fuji Fire & Marine Insurance (The) Co. Ltd.	9,697
1,100	Fuji Oil Co. Ltd.	10,146
200	Fuji Seal International, Inc.	3,190
700	FUJI SOFT, INC.	13,456
1,000	Fujitec Co. Ltd.	5,953
300	Fujitsu Business Systems Ltd.	3,561
1,000	Fujitsu General Ltd.	4,641
1,000	Fukuda Corp.	3,201
2,000	Fukui Bank (The) Ltd.	6,677
2,000	Fukuyama Transporting Co. Ltd.	6,715
300	Funai Electric Co. Ltd.	11,190
4,000	Furukawa Co. Ltd.	7,218
3,000	Furukawa-Sky Aluminum Corp.	6,404
600	Futaba Corp.	10,288
700	Futaba Industrial Co. Ltd.	15,941
6	Geo Corp.	4,986
500	Glory Ltd.	11,205
2,000	Godo Steel Ltd.	7,173
140	Goldcrest Co. Ltd.	4,036
35	Goodwill Group (The), Inc.*	4,273
4,000	GS Yuasa Corp.	12,166
100	Gulliver International Co. Ltd.	3,589
2,000	Gunze Ltd.	9,444
2,000	H2O Retailing Corp.	14,461
300	Hamamatsu Photonics KK	9,159
600	Heiwa Corp.	6,129
1,500	Heiwa Real Estate Co. Ltd.	7,555
500	Heiwado Co. Ltd.	7,886
1,000	Higashi-Nippon Bank (The) Ltd.	4,043
2,000	Higo Bank (The) Ltd.	12,534
100	Hikari Tsushin, Inc.	3,655
100	Hirose Electric Co. Ltd.	11,814
300	HIS Co. Ltd.	4,641
200	Hisamitsu Pharmaceutical Co., Inc.	7,477
2,000	Hitachi Cable Ltd.	7,936

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
200	Hitachi Information Systems Ltd.	$4,045
700	Hitachi Koki Co. Ltd.	11,528
1,000	Hitachi Kokusai Electric, Inc.	9,447
500	Hitachi Maxell Ltd.	5,439
3,000	Hitachi Plant Technologies Ltd.	9,861
200	Hitachi Software Engineering Co. Ltd.	4,900
400	Hitachi Transport System Ltd.	4,764
17,500	Hitachi Zosen Corp.*	18,269
2,000	Hokkan Holdings Ltd.	6,596
3,000	Hokkoku Bank (The) Ltd.	12,844
2,000	Hokuetsu Bank (The) Ltd.	4,820
2,000	Hokuetsu Paper Mills Ltd.	8,775
200	Horiba Ltd.	6,773
700	Hosiden Corp.	14,138
600	House Foods Corp.	9,295
2,000	Hyakugo Bank (The) Ltd.	13,087
3,000	Hyakujushi Bank (The) Ltd.	17,816
200	Iida Home Max	1,120
400	Iino Kaiun Kaisha Ltd.	4,482
300	Inaba Denki Sangyo Co. Ltd.	8,741
2,300	Inabata & Co. Ltd.	12,631
4,000	Iseki & Co. Ltd.	8,743
3,000	Ishihara Sangyo Kaisha Ltd.	6,197
816	IT Holdings Corp.*	16,787
600	Ito En Ltd.	10,389
2,200	Itochu Enex Co. Ltd.	13,069
300	Itochu Techno-Solutions Corp.	9,421
200	Itochu-Shokuhin Co. Ltd.	5,874
2,000	Itoham Foods, Inc.	11,237
6,000	Iwatani International Corp.	17,683
700	Izumi Co. Ltd.	11,470
3,000	Izumiya Co. Ltd.	20,626
2,000	J Front Retailing Co. Ltd.	13,194
3,000	Jaccs Co. Ltd.	10,638
200	Jafco Co. Ltd.	7,948
500	Japan Airport Terminal Co. Ltd.	9,969
500	Japan General Estate (The) Co. Ltd.	4,698
2,000	Japan Pulp & Paper Co. Ltd.	7,093
3,000	Japan Radio Co. Ltd.	7,384
900	Japan Securities Finance Co. Ltd.	7,414
1,000	Japan Steel Works (The) Ltd.	18,409
1,000	Japan Wool Textile (The) Co. Ltd.	8,009
1,000	JGC Corp.	18,496
2,000	J-Oil Mills, Inc.	6,103
500	Joint Corp.	3,755
1,000	Joshin Denki Co. Ltd.	8,650
1,000	Juki Corp.	3,719
3,000	Juroku Bank (The) Ltd.	17,577
300	Kadokawa Group Holdings, Inc.	7,351
600	Kaga Electronics Co. Ltd.	7,822
1,000	Kagawa Bank (The) Ltd.	5,883

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
600	Kagome Co. Ltd.	$9,431
2,000	Kagoshima Bank (The) Ltd.	15,985
1,000	Kaken Pharmaceutical Co. Ltd.	7,287
2,000	Kamei Corp.	8,673
2,000	Kamigumi Co. Ltd.	15,379
1,000	Kanagawa Chuo Kotsu Co. Ltd.	4,860
2,000	Kandenko Co. Ltd.	11,486
2,000	Kansai Paint Co. Ltd.	13,677
1,000	Kansai Urban Banking Corp.	2,697
1,000	Kasumi Co. Ltd.	5,708
900	Kato Sangyo Co. Ltd.	9,695
3,000	Kayaba Industry Co. Ltd.	14,014
5,000	Keihan Electric Railway Co. Ltd.	21,888
600	Keihin Corp.	9,308
3,000	Keisei Electric Railway Co. Ltd.	16,441
1,000	Keiyo Bank (The) Ltd.	7,035
600	Keiyo Co. Ltd.	3,270
9,000	Kenwood Corp.	10,604
2,000	Kikkoman Corp.	23,794
100	Kintetsu World Express, Inc.	2,448
1,000	Kitz Corp.	5,932
6,000	Kiyo Holdings, Inc.	9,552
200	Kobayashi Pharmaceutical Co. Ltd.	6,963
100	Koei Co. Ltd.	1,550
400	Kohnan Shoji Co. Ltd.	6,242
1,000	Koito Manufacturing Co. Ltd.	13,107
1,500	Kojima Co. Ltd.	7,540
1,900	Kokuyo Co. Ltd.	16,636
500	Komeri Co. Ltd.	13,126
500	Komori Corp.	9,846
200	Kose Corp.	4,315
500	K's Holdings Corp.	10,368
6,000	Kumagai Gumi Co. Ltd.	5,501
4,000	Kurabo Industries Ltd.	8,536
2,000	KUREHA Corp.	12,535
3,000	Kurimoto Ltd.	3,893
400	Kurita Water Industries Ltd.	14,235
300	Kuroda Electric Co. Ltd.	4,252
2,000	Kyodo Printing Co. Ltd.	5,342
300	Kyoei Steel Ltd.	6,742
3,000	Kyokuyo Co. Ltd.	5,004
1,000	Kyowa Exeo Corp.	7,876
2,000	Kyudenko Corp.	10,329
300	Life Corp.	4,430
400	Lintec Corp.	5,169
3,000	Lion Corp.	14,051
300	Mabuchi Motor Co. Ltd.	14,838
200	Macnica, Inc.	2,504
6,000	Maeda Corp.	19,233
1,000	Maeda Road Construction Co. Ltd.	7,779
1,000	Makino Milling Machine Co. Ltd.	7,412

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
900	Marubun Corp.	$5,236
3,000	Marudai Food Co. Ltd.	6,456
1,000	Maruetsu (The), Inc.	8,077
13,000	Maruha Nichiro Holdings, Inc.	19,654
500	Maruichi Steel Tube Ltd.	18,014
600	Marusan Securities Co. Ltd.	3,852
1,000	Maruzen Showa Unyu Co. Ltd.	3,074
700	Matsui Securities Co. Ltd.	4,897
3,000	Meidensha Corp.	8,215
4,000	Meiji Seika Kaisha Ltd.	20,388
300	Meitec Corp.	8,557
2,000	Mercian Corp.	4,067
2,000	Michinoku Bank (The) Ltd.	5,802
1,000	Mie Bank (The) Ltd.	5,071
600	Mikuni Coca-Cola Bottling Co. Ltd.	6,221
3,000	Minato Bank (The) Ltd.	5,974
4,000	Minebea Co. Ltd.	24,347
200	Ministop Co. Ltd.	4,114
300	Miraca Holdings, Inc.	7,074
2,300	Misawa Homes Co. Ltd.*	14,014
300	MISUMI Group, Inc.	5,808
2,000	Mitsuba Corp.	9,495
1,000	Mitsubishi Logistics Corp.	13,586
5,000	Mitsubishi Paper Mills Ltd.	11,142
1,000	Mitsubishi Steel Manufacturing Co. Ltd.	3,617
1,000	Mitsubishi Tanabe Pharma Corp.	11,884
1,000	Mitsuboshi Belting Co. Ltd.	4,552
7,000	Mitsui Engineering & Shipbuilding Co. Ltd.	22,775
1,000	Mitsui Home Co. Ltd.	5,118
1,000	Mitsui Mining Co. Ltd.	2,516
1,000	Mitsui-Soko Co. Ltd.	4,978
500	Mitsumi Electric Co. Ltd.	16,630
400	Mitsuuroko Co. Ltd.	2,462
200	Miura Co. Ltd.	5,116
2,000	Miyazaki Bank (The) Ltd.	8,015
2,000	Mizuho Investors Securities Co. Ltd.	2,697
1,000	Mizuno Corp.	6,004
1,000	Mochida Pharmaceutical Co. Ltd.	9,437
7	Monex Beans Holdings, Inc.	4,025
600	Mori Seiki Co. Ltd.	11,025
4,000	Morinaga & Co. Ltd.	8,466
7,000	Morinaga Milk Industry Co. Ltd.	21,969
300	Musashi Seimitsu Industry Co. Ltd.	6,643
300	Musashino Bank (The) Ltd.	12,975
2,000	Nachi-Fujikoshi Corp.	8,229
4,000	Nakayama Steel Works Ltd.	8,406
4,000	Nanto Bank (The) Ltd.	20,588
300	NEC Fielding Ltd.	3,593
200	NEC Mobiling Ltd.	2,895
300	NEC Networks & System Integration Corp.	4,184
1,000	NEC Tokin Corp.*	2,227

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6	NET One Systems Co. Ltd.	$7,539
2,000	NHK Spring Co. Ltd.	14,310
3,000	Nice Holdings, Inc.	7,134
1,000	Nichias Corp.	3,495
1,100	Nichicon Corp.	8,411
300	Nichiha Corp.	2,531
300	Nichii Gakkan Co.	4,404
4,000	Nichirei Corp.	18,788
200	Nidec Copal Corp.	2,696
1,000	Nidec Sankyo Corp.	7,482
400	NIFCO, Inc.	8,590
200	Nihon Kohden Corp.	3,961
700	Nihon Unisys Ltd.	9,581
2,000	Nihon Yamamura Glass Co. Ltd.	4,161
2,000	Nippo Corp.	10,879
2,000	Nippon Chemi-Con Corp.	7,940
1,000	Nippon Densetsu Kogyo Co. Ltd.	7,295
2,000	Nippon Flour Mills Co. Ltd.	7,843
2,000	Nippon Kayaku Co. Ltd.	13,878
1,000	Nippon Metal Industry Co. Ltd.	2,965
3,000	Nippon Paint Co. Ltd.	11,115
2,000	Nippon Road (The) Co. Ltd.	2,720
2,000	Nippon Shokubai Co. Ltd.	14,470
2,000	Nippon Soda Co. Ltd.	7,080
4,700	Nippon Suisan Kaisha Ltd.	20,813
1,000	Nippon Yakin Kogyo Co. Ltd.	7,920
3,900	NIS Group Co. Ltd.	7,833
7,000	Nishimatsu Construction Co. Ltd.	15,737
8,000	Nishi-Nippon City Bank (The) Ltd.	24,434
4,000	Nishi-Nippon Railroad Co. Ltd.	14,111
300	Nishio Rent All Co. Ltd.	3,447
1,000	Nissan Chemical Industries Ltd.	13,188
1,000	Nissan Shatai Co. Ltd.	7,408
900	Nissen Holdings Co. Ltd.	5,013
100	Nissha Printing Co. Ltd.	4,115
3,000	Nisshin Oillio Group (The) Ltd.	10,908
2,000	Nisshinbo Industries, Inc.	21,913
2,000	Nissin Corp.	5,241
500	Nissin Kogyo Co. Ltd.	8,494
100	Nitori Co. Ltd.	5,238
1,000	Nittetsu Mining Co. Ltd.	6,118
3,000	Nitto Boseki Co. Ltd.	6,220
300	Nitto Kogyo Corp.	3,399
2,000	NOF Corp.	9,257
600	Nomura Real Estate Holdings, Inc.	12,149
1,000	Noritake Co. Ltd.	4,191
200	Noritsu Koki Co. Ltd.	2,702
800	Noritz Corp.	9,837
100	NS Solutions Corp.	2,251
6	NTT Urban Development Corp.	9,262
20	Obic Co. Ltd.	3,678

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,000	Ogaki Kyoritsu Bank (The) Ltd.	$15,406
1,000	Oita Bank (The) Ltd.	7,030
1,000	Okamura Corp.	7,540
1,000	Okasan Holdings, Inc.	5,375
300	Okinawa Electric Power (The) Co., Inc.	13,036
1,000	OKUMA Corp.	11,335
4,000	Okumura Corp.	19,671
1,100	OMC Card, Inc.	3,807
2,000	Onward Holdings Co. Ltd.	22,637
200	Osaka Steel Co. Ltd.	2,720
700	OSG Corp.	9,807
100	Otsuka Corp.	7,646
2	Pacific Golf Group International Holdings KK*	2,290
1,000	Pacific Metals Co. Ltd.	9,704
1,000	PanaHome Corp.	5,702
200	Paramount Bed Co. Ltd.	2,646
500	Parco Co, Ltd.	6,543
300	Paris Miki, Inc.	3,834
11,000	Penta-Ocean Construction Co. Ltd.*	13,379
300	Plenus Co. Ltd.	3,632
300	Pocket Card Co. Ltd.	886
1,000	Press Kogyo Co. Ltd.	4,370
10,000	Prima Meat Packers Ltd.*	9,095
1,800	Q.P. Corp.	18,013
3,000	Rengo Co. Ltd.	16,020
1,600	Renown, Inc.*	5,635
400	Resorttrust, Inc.	5,464
300	Right On Co. Ltd.	3,338
1,000	Riken Corp.	4,432
400	Rinnai Corp.	12,780
200	Roland Corp.	4,020
300	Royal Holdings Co. Ltd.	3,129
2,000	Ryobi Ltd.	7,522
1,000	Ryoden Trading Co. Ltd.	6,416
200	Ryohin Keikaku Co. Ltd.	13,213
700	Ryosan Co. Ltd.	15,567
700	Ryoyo Electro Corp.	6,331
3,000	Sagami Railway Co. Ltd.	11,465
3,000	Saibu Gas Co. Ltd.	7,206
500	Saizeriya Co. Ltd.	4,359
1,000	Sakai Chemical Industry Co. Ltd.	3,807
1,000	Sakata INX Corp.	4,482
400	Sakata Seed Corp.	6,306
500	Sala Corp.	2,462
100	San-A Co. Ltd.	3,310
2,000	San-Ai Oil Co. Ltd.	7,967
2,000	Sanden Corp.	8,222
200	Sanei-International Co. Ltd.*	3,463
400	Sangetsu Co. Ltd.	7,864
2,000	San-in Godo Bank (The) Ltd.	17,624
2,000	Sanken Electric Co. Ltd.	11,064

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,000	Sanki Engineering Co. Ltd.	$6,407
9,000	Sankyo-Tateyama Holdings, Inc.	10,435
3,000	Sankyu, Inc.	15,616
600	Sanshin Electronics Co. Ltd.	6,093
500	Santen Pharmaceutical Co. Ltd.	12,295
3,000	Sanwa Holdings Corp.	12,449
1,000	Sanyo Chemical Industries Ltd.	5,478
1,000	Sanyo Shokai Ltd.	5,440
1,000	Sanyo Special Steel Co. Ltd.	4,600
2,000	Sapporo Holdings Ltd.	14,825
400	Satori Electric Co. Ltd.	3,365
88	SBI Holdings, Inc.	23,021
2,000	Seiko Holdings Corp.	9,025
1,000	Senko Co. Ltd.	3,481
1,000	Senshu Bank (The) Ltd.	2,190
800	Senshukai Co. Ltd.	6,353
80	SFCG Co. Ltd.	8,496
2,000	Shiga Bank (The) Ltd.	13,303
2,000	Shikoku Bank (The) Ltd.	8,286
100	Shima Seiki Manufacturing Ltd.	3,920
500	Shimachu Co. Ltd.	13,690
1,000	Shimadzu Corp.	9,807
200	Shimamura Co. Ltd.	17,666
300	Shimano, Inc.	13,642
100	Shimizu Bank (The) Ltd.	4,496
2,000	Shindengen Electric Manufacturing Co. Ltd.	5,134
600	Shin-Etsu Polymer Co. Ltd.	3,575
1,100	Shinki Co. Ltd.*	1,354
600	Shinko Electric Industries	8,248
5,000	Shinko Securities Co. Ltd.	16,994
500	Shinko Shoji Co. Ltd.	5,379
2,000	Shinmaywa Industries Ltd.	7,622
1,000	Shiroki Corp.	2,479
500	Shizuoka Gas Co. Ltd.	2,984
1,000	Shochiku Co. Ltd.	6,338
1,300	Showa Corp.	9,674
2,000	Showa Sangyo Co. Ltd.	5,089
1,000	Sinanen Co. Ltd.	3,690
500	Sintokogio Ltd.	4,734
5,500	Snow Brand Milk Products Co. Ltd.	16,218
700	Sohgo Security Services Co. Ltd.	9,791
200	Square Enix Co. Ltd.	6,494
1,000	SSP Co. Ltd.	4,527
1,000	Stanley Electric Co. Ltd.	25,339
300	Star Micronics Co. Ltd.	5,081
2,000	Starzen Co. Ltd.	4,331
100	Sugi Pharmacy Co. Ltd.	2,633
100	Sumco Techxiv Corp.	3,034
200	Sumisho Computer Systems Corp.	3,813
3,000	Sumitomo Bakelite Co. Ltd.	16,649
8,000	Sumitomo Light Metal Industries Ltd.	10,113

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,300	Sumitomo Mitsui Construction Co. Ltd.*	$7,815
8,000	Sumitomo Osaka Cement Co. Ltd.	17,441
50	Sumitomo Real Estate Sales Co. Ltd.	2,076
2,000	Sumitomo Warehouse (The) Co. Ltd.	9,991
100	Sundrug Co. Ltd.	2,570
1,000	Suruga Bank Ltd.	14,081
4,000	SWCC Showa Holdings Co. Ltd.	5,922
100	Sysmex Corp.	4,064
100	T Hasegawa Co. Ltd.	1,665
700	Tachi-S Co. Ltd.	5,673
1,000	Taihei Kogyo Co. Ltd.	3,693
600	Taikisha Ltd.	6,941
2,000	Taiyo Nippon Sanso Corp.	16,268
2,000	Taiyo Yuden Co. Ltd.	23,010
100	Takamatsu Corp.	1,306
2,000	Takara Holdings, Inc.	13,399
2,000	Takara Standard Co. Ltd.	10,072
1,000	Takasago Thermal Engineering Co. Ltd.	7,763
2,000	Takuma Co. Ltd.	5,499
6,000	Tekken Corp.	5,970
4	Telepark Corp.	3,711
4	Tempstaff Co. Ltd.	4,363
1,000	THK Co. Ltd.	22,127
9,000	Toa Corp.	7,217
3,000	Toagosei Co. Ltd.	12,447
27,500	Tobishima Corp.*	9,210
1,000	Tochigi Bank (The) Ltd.	6,589
5,000	Toda Corp.	24,214
1,000	Toei Co. Ltd.	5,033
1,000	Toenec Corp.	4,693
2,000	Toho Bank (The) Ltd.	8,752
800	Toho Co. Ltd.	18,206
1,000	Toho Co. Ltd.	3,062
700	Toho Pharmaceutical Co. Ltd.	14,395
1,000	Toho Zinc Co. Ltd.	5,559
1,000	Tokai Carbon Co. Ltd.	10,424
1,000	Tokai Corp.	4,499
300	Tokai Rika Co. Ltd.	7,311
300	Tokai Rubber Industries Ltd.	4,370
2,000	Tokai Tokyo Securities Co. Ltd.	8,076
70	Token Corp.	2,324
1,000	Tokushima Bank (The) Ltd.	5,733
2,000	Tokuyama Corp.	18,066
1,000	Tokyo Dome Corp.	4,109
400	Tokyo Ohka Kogyo Co. Ltd.	8,987
300	Tokyo Seimitsu Co. Ltd.	5,975
1,500	Tokyo Steel Manufacturing Co. Ltd.	21,646
1,000	Tokyo Style Co. Ltd.	10,024
2,000	Tokyo Tatemono Co. Ltd.	17,373
400	Tokyo Tomin Bank (The) Ltd.	8,489
1,700	Tokyu Construction Co. Ltd.	6,303

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,000	Tokyu Store Chain Co. Ltd.	$5,271
300	Tomen Electronics Corp.	3,496
2,000	Tomoku Co. Ltd.	3,478
1,000	Tonami Transportation Co. Ltd.	2,067
300	Topcon Corp.	2,572
500	Toppan Forms Co. Ltd.	5,422
300	Topre Corp.	2,665
4,000	Topy Industries Ltd.	10,879
1,000	Toshiba Machine Co. Ltd.	6,452
1,000	Toshiba TEC Corp.	6,981
400	Touei Housing Corp.	2,577
2,000	Towa Real Estate Development Co. Ltd.	2,524
9,000	Toyo Construction Co. Ltd.*	5,397
1,000	Toyo Engineering Corp.	4,162
3,000	Toyo Ink Manufacturing Co. Ltd.	10,781
1,000	Toyo Kohan Co. Ltd.	4,934
1,000	Toyo Suisan Kaisha Ltd.	17,644
5,000	Toyo Tire & Rubber Co. Ltd.	19,349
10,000	Toyobo Co. Ltd.	20,987
400	Trans Cosmos, Inc.	4,826
500	Trend Micro, Inc.	18,716
300	Trusco Nakayama Corp.	4,596
800	TS Tech Co. Ltd.	13,163
1,000	Tsubakimoto Chain Co.	6,719
300	Tsumura & Co.	7,225
100	Tsuruha Holdings, Inc.*	3,718
3	TV Asahi Corp.	4,456
100	TV Tokyo Corp.	4,328
1,000	Uchida Yoko Co. Ltd.*	4,151
200	Ulvac, Inc.	8,164
200	Unicharm Corp.	13,863
1,000	Uniden Corp.	6,843
500	Unipres Corp.	4,985
8,000	Unitika Ltd.	8,045
1,200	Urban Corp.	6,586
300	USC Corp.	3,961
600	Ushio, Inc.	11,339
150	USS Co. Ltd.	10,599
700	Valor Co. Ltd.	7,776
700	Vital-net, Inc.	4,838
1,000	Wacoal Holdings Corp.	14,304
200	Xebio Co. Ltd.	6,015
17	Yahoo! Japan Corp.	7,503
900	Yakult Honsha Co. Ltd.	23,957
1,000	Yamagata Bank (The) Ltd.	6,160
2,000	Yamaguchi Financial Group, Inc.	25,202
2,000	Yamanashi Chuo Bank (The) Ltd.	13,141
400	Yamatake Corp.	11,593
200	Yamato Kogyo Co. Ltd.	9,435
1,500	Yamazen Corp.	5,668
100	Yaoko Co. Ltd.	2,815

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,000	Yaskawa Electric Corp.	$10,088
2,000	Yodogawa Steel Works Ltd.	10,450
1,000	Yokohama Reito Co. Ltd.	7,468
500	Yonekyu Corp.	5,213
3	Yoshinoya Holdings Co. Ltd.	4,451
9,000	Yuasa Trading Co. Ltd.	12,396
1,000	Yurtec Corp.	5,672
200	Yusen Air & Sea Service Co. Ltd.	3,069
500	Zensho Co. Ltd.	2,916
3,000	Zeon Corp.	15,106
		4,713,210
	Korea—0.1%
4,280	STX Pan Ocean Co. Ltd.	10,603
	Liechtenstein—0.1%
92	Liechtenstein Landesbank	7,980
42	Verwalt & Privat-Bank AG	10,508
		18,488
	Luxembourg—0.1%
3,020	COLT Telecom Group S.A.*	10,058
244	GAGFAH S.A.	4,205
2,060	Logwin AG*	5,812
		20,075
	Netherlands—2.8%
624	Aalberts Industries N.V.	13,370
107	Arcadis N.V.	6,435
430	ASM International N.V.	10,021
216	Boskalis Westminster CVA*	12,801
399	Draka Holding	14,166
382	Eurocommercial Properties N.V. CVA	21,838
230	Fugro N.V. CVA	20,382
656	Gemalto N.V.*	21,000
541	Heijmans N.V. CVA	21,855
698	Imtech N.V.	19,333
2,545	James Hardie Industries N.V. CDI	14,175
117	KAS Bank N.V. CVA	4,910
133	Koninklijke Vopak N.V.	9,036
1,408	Koninklijke Wessanen N.V.	18,377
179	Macintosh Retail Group N.V.	4,792
378	Nieuwe Steen Investments Funds N.V.	10,905
1,361	OCE N.V.	20,359
550	OPG Groep N.V. CVA	14,691
357	Qiagen N.V.*	8,009
826	SBM Offshore N.V.	31,392
168	Sligro Food Group N.V.	7,811
68	Smit Internationale N.V.*	7,855
2,331	Super De Boer*	15,299
200	Ten Cate N.V.	7,229
74	TomTom N.V.*	2,549
502	USG People N.V.*	11,506

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
298	Vastned Offices/Industrial N.V.	$9,759
173	Vastned Retail N.V.	17,432
1,176	Wavin N.V.	14,401
		391,688
	New Zealand—0.5%
3,646	Air New Zealand Ltd.	3,560
7,839	Auckland International Airport Ltd.	13,062
4,786	Fisher & Paykel Appliances Holdings Ltd.	9,059
3,307	Fisher & Paykel Healthcare Corp.	6,902
9,486	Kiwi Income Property Trust	9,145
4,625	Sky City Entertainment Group Ltd.	14,437
1,206	Sky Network Television Ltd.	4,198
4,099	Vector Ltd.	6,605
938	Warehouse Group Ltd.	4,249
		71,217
	Norway—1.5%
462	Acergy S.A.	11,289
1,500	Acta Holding ASA	5,353
1,026	Aker Yards A/S	13,408
451	BW Gas ASA*	3,871
554	Cermaq ASA*	6,303
404	Ekornes ASA	7,267
43	Fred Olsen Energy ASA*	2,706
145	Golar LNG Ltd.	2,922
20,000	Marine Harvest*	13,072
1,188	Odfjell SE, Class B*	15,882
819	Petroleum Geo-Services ASA	21,948
1,407	ProSafe SE	24,137
150	Renewable Energy Corp A/S*	5,055
385	Schibsted ASA	11,493
100	Solstad Offshore ASA	2,632
853	Sparebank 1 SR Bank	8,378
843	Sparebanken 1 SMN	8,486
379	Stolt-Nielsen S.A.	8,391
300	Subsea 7, Inc.*	7,799
400	Tandberg ASA	6,734
440	TGS Nopec Geophysical Co. ASA*	7,024
867	Tomra Systems ASA	6,184
1,006	Veidekke ASA*	8,963
150	Wilh Wilhelmsen ASA, Class A	4,990
		214,287
	Portugal—0.4%
873	Banif, SGPS S.A.	4,155
801	Mota Engil, SGPS S.A.	7,101
2,244	PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS S.A.	29,868
705	SAG GEST-Solucoes Automovel Globais, SGPS S.A.	2,598

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
559	Semapa - Sociedade de Investimento e Gestao, SGPS S.A.	$7,800
1,198	Sonae Industria-SGPS S.A.*	8,321
		59,843
	Singapore—2.8%
5,000	Allgreen Properties Ltd.	4,748
9,000	Ascendas REIT	17,160
6,000	CapitaCommercial Trust	9,924
6,000	CapitaMall Trust	15,423
1,000	Cerebos Pacific Ltd.	2,782
16,000	Chartered Semiconductor Manufacturing Ltd.*	9,252
46,000	Chuan Hup Holdings Ltd.	12,197
21,000	ComfortDelgro Corp. Ltd.	27,089
1,000	Cosco Corp. Singapore Ltd.	2,325
1,050	Creative Technology Ltd.	5,026
31,000	DMX Technologies Group Ltd.*	5,690
1,000	Elec & Eltek International Co. Ltd.	1,629
8,000	Fortune REIT	5,124
4,000	Gallant Venture Ltd.*	1,986
13,000	Golden Agri-Resources Ltd.	8,176
1,000	Guocoland Ltd.	2,149
2,000	Haw Par Corp. Ltd.	11,062
1,000	Hong Leong Asia Ltd.	1,964
3,000	Hong Leong Finance Ltd.	8,625
3,000	Jaya Holdings Ltd.	3,093
1,000	Keppel Land Ltd.	4,485
4,000	Kim Eng Holdings Ltd.	6,500
10,000	MobileOne Ltd.	14,261
3,300	Olam International Ltd.	6,547
10,000	Pacific Century Regional Developments Ltd.*	2,470
3,000	Parkway Holdings Ltd.	7,782
6,000	People's Food Holdings Ltd.	4,875
3,000	SembCorp. Marine Ltd.	8,185
1,000	SIA Engineering Co. Ltd.	3,133
2,000	Singapore Airport Terminal Services Ltd.	3,427
4,000	Singapore Exchange Ltd.	25,351
1,000	Singapore Land Ltd.	5,325
4,000	Singapore Petroleum Co. Ltd.	21,330
13,000	Singapore Post Ltd.	11,116
4,000	SMRT Corp. Ltd.	5,305
3,000	StarHub Ltd.	6,721
4,000	STATS ChipPAC Ltd.*	3,338
1,000	Straits Trading Co. Ltd.	4,802
16,000	Suntec REIT	17,835
4,000	United Industrial Corp. Ltd.	8,042
3,000	UOB-Kay Hian Holdings Ltd.	4,596
4,000	UOL Group Ltd.	11,161
3,000	Venture Corp. Ltd.	24,498
2,000	Wheelock Properties Ltd.	2,992
3,000	Wilmar International Ltd.*	10,210
4,000	Wing Tai Holdings Ltd.	5,899
		385,610

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Spain—2.2%
212	Abengoa S.A.	$6,529
515	Antena 3 de Television S.A.	6,262
124	Banco de Valencia S.A.	6,917
491	Banco Guipuzcoano S.A.	7,878
1,016	Banco Pastor S.A.	15,932
189	Bolsas y Mercados Espanoles	9,408
319	Campofrio Alimentacion S.A.*	5,059
75	Cementos Portland Valderrivas S.A.	7,321
132	Cia de Distribucion Integral Logista S.A.	10,753
206	Cie Automotive S.A.	1,931
525	Cintra Concesiones de Infraestructuras de Transporte S.A.	8,080
185	Corp. Financiera Alba	12,843
1,076	Ebro Puleva S.A.	22,142
466	Gamesa Corporacion Tecnologica S.A.*	22,436
306	Grifols S.A.*	8,490
275	Grupo Catalana Occidente S.A.	10,411
947	Grupo Empresarial Ence S.A.	8,825
608	Iberdrola Renovables*	4,402
442	Indra Sistemas S.A.	11,973
2,919	Inmobiliaria Colonial S.A.*	4,287
4,440	La Seda de Barcelona S.A., Class B*	8,617
1,233	NH Hoteles S.A.*	20,124
416	Obrascon Huarte Lain S.A.	16,726
111	Parquesol Inmobiliaria y Proyectos S.A.*	2,948
69	Pescanova S.A.*	3,760
643	Promotora de Informaciones S.A.	11,216
156	Prosegur Cia de Seguridad S.A.	6,710
136	Sogecable S.A.*	5,890
458	Sol Melia S.A.*	6,381
328	SOS Cuetara S.A.*	6,989
452	Uralita S.A.	4,266
351	Vocento S.A.	6,439
358	Zardoya Otis S.A.	9,981
		301,926
	Sweden—2.5%
290	AarhusKarlshamn AB*	8,212
352	Alfa Laval AB	22,925
335	Axfood AB	10,737
700	Bilia AB, Class A	7,370
1,025	Billerud AB	11,107
1,113	Brostrom AB, Class B	7,625
250	Cardo AB	6,742
1,077	Castellum AB	12,012
802	D Carnegie AB	10,246
2,157	Eniro AB*	13,978
1,864	Fabege AB	17,341
720	Getinge AB, Class B	18,252
504	Hakon Invest AB	10,032

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
414	Haldex AB	$7,789
525	Hexagon AB, Class B*	9,456
381	Hoganas AB, Class B	8,537
692	Hufvudstaden AB, Class A	6,798
440	JM AB	7,215
1,507	Kungsleden AB	14,968
300	Lindab International AB*	7,416
821	Lundin Petroleum AB*	11,396
172	Modern Times Group AB, Class B	12,545
777	Nobia AB	5,054
534	Oresund Investment AB	10,659
800	PA Resources AB*	8,346
885	Peab AB	7,584
703	Ratos AB, Class B	24,387
400	Saab AB, Class B	11,345
2,500	Securitas Systems AB, Class B	6,295
1,000	Swedish Match AB	21,764
302	Wallenstam Byggnads AB, Class B	5,854
		343,987
	Switzerland—3.3%
101	Actelion Ltd.*	5,044
19	AFG Arbonia-Forster Holding	5,917
32	Allreal Holding AG	4,132
2	Bank Sarasin & Cie AG, Class B	9,094
18	Banque Cantonale Vaudoise*	7,072
10	Barry Callebaut AG	7,376
155	Basler Kantonalbank	17,146
2	Bell Holding AG	3,582
41	Bucher Industries AG	11,283
89	Charles Voegele Holding AG	7,251
1	Conzzeta Holding AG*	2,304
36	Daetwyler Holding AG*	2,571
116	EFG International	3,672
26	Emmi AG*	3,503
128	EMS-Chemie Holding AG	18,975
4	Energiedienst Holding AG*	2,643
12	Financiere Tradition*	2,255
13	Flughafen Zuerich AG	5,663
23	Forbo Holding AG	11,547
21	Galenica AG*	6,610
157	Geberit AG	23,987
39	Georg Fischer AG*	21,113
246	Implenia AG*	7,999
3	Jelmoli Holding AG	7,808
21	Kaba Holding AG, Class B	6,536
22	Kuoni Reisen Holding AG	12,677
2	Lindt & Spruengli AG*	6,116
653	Logitech International S.A.*	19,630
178	Lonza Group AG	23,987
14	Luzerner Kantonalbank*	3,564

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,218	Micronas Semiconductor Holding*	$9,277
325	Nobel Biocare Holding AG	11,634
29	OC Oerlikon Corp. AG*	9,909
108	Panalpina Welttransport Holding AG*	13,512
227	PSP Swiss Property AG*	13,981
31	PubliGroupe AG	8,944
53	Rieter Holding AG	19,582
101	Schmolz + Bickenbach AG	8,618
13	Schweizerische National- Versicherungs-Gesellschaft*	10,396
5	Sika AG	8,582
159	Sonova Holding AG*	13,275
13	St. Galler Kantonalbank	6,103
14	Straumann Holding AG	3,712
160	Sulzer AG	20,770
111	Swiss Prime Site AG*	6,894
56	Valora Holding AG	13,910
254	Vontobel Holding AG	9,538
		459,694
	Thailand—0.0%
2,800	Total Access Communication Public Co. Ltd.	4,011
	United Kingdom—13.1%
4,767	Aberdeen Asset Management PLC	13,276
554	Admiral Group PLC	9,474
1,530	Aga Foodservice Group PLC	8,586
1,006	Aggreko PLC	11,676
5,934	ARM Holdings PLC	11,734
654	Ashmore Group PLC	3,680
9,291	Ashtead Group PLC	11,059
446	Atkins WS PLC	9,300
14,407	Avis Europe PLC*	6,742
862	Babcock International Group	10,032
7,192	BBA Aviation PLC	22,242
1,544	Benfield Group Ltd.	8,014
1,048	Berkeley Group Holdings PLC	19,365
540	Big Yellow Group PLC	4,188
3,858	Bodycote International PLC	18,349
1,660	Bovis Homes Group PLC	15,175
2,287	Britvic PLC	14,970
3,579	Brixton PLC	21,001
1,151	BSS Group PLC	8,821
2,468	Burberry Group PLC	23,463
159	Cairn Energy PLC*	9,824
1,224	Capital & Regional PLC	10,449
2,849	Carillion PLC	20,372
669	Carpetright PLC	9,707
4,542	Cattles PLC	21,381
850	Charter PLC	15,021
3,759	Chaucer Holdings PLC	6,663
927	CLS Holdings PLC*	6,349

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,027	Cobham PLC	$30,484
4,016	Computacenter PLC	15,213
1,580	Cookson Group PLC	22,067
730	Croda International PLC	9,714
1,492	CSR PLC*	11,618
53	Daejan Holdings PLC	2,852
1,921	Dairy Crest Group PLC	15,305
313	Dana Petroleum PLC*	10,653
2,203	Davis Service Group (The) PLC	20,635
917	De La Rue PLC	15,448
13,947	Debenhams PLC*	17,622
364	Derwent London PLC	9,597
7,049	Dimension Data Holdings PLC	6,565
8,240	DS Smith PLC	21,130
3,182	Enodis PLC	15,204
607	Eurocastle Investment Ltd.	7,307
293	Euromoney Institutional Investor PLC	2,088
332	Expro International Group PLC	9,982
1,846	F&C Asset Management PLC	6,242
1,209	Fenner PLC	5,998
2,039	Filtrona PLC	6,078
881	Findel PLC	4,936
13,571	FKI PLC	23,269
249	Forth Ports PLC	10,698
7,939	Galiform PLC*	10,678
7,444	Galliford Try PLC	8,015
2,009	Game Group PLC	10,871
2,041	GCAP Media PLC	8,877
508	Go-Ahead Group PLC	16,506
755	Grainger PLC	5,347
1,660	Great Portland Estates PLC	14,968
1,845	Greene King PLC	18,726
97	Greggs PLC	8,816
2,345	Halfords Group PLC	13,014
2,700	Halma PLC	11,377
1,047	Headlam Group PLC	8,271
5,252	Henderson Group PLC	12,592
3,406	HMV Group PLC	8,993
602	Holidaybreak PLC	5,893
811	Hunting PLC	14,214
3,277	Informa PLC	22,261
1,512	Inmarsat PLC	13,756
600	Intermediate Capital Group PLC	18,469
1,511	Interserve PLC	14,419
611	Intertek Group PLC	11,690
5,080	Invensys PLC*	29,845
4,701	Invista Foundation Property Trust Ltd.	6,287
1,763	Jardine Lloyd Thompson Group PLC	12,805
4,767	JJB Sports PLC	10,703
809	John Menzies PLC	9,197
1,475	John Wood Group PLC	12,478

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,976	Johnston Press PLC	$12,157
9,160	Kcom Group PLC	8,708
735	Keller Group PLC	9,795
519	Kier Group PLC	12,068
1,191	Laird Group PLC	11,700
435	London Stock Exchange Group PLC	9,210
3,525	Lookers PLC	6,192
1,543	Luminar Group Holdings PLC	9,765
157	Mapeley Ltd.	3,927
1,830	Marshalls PLC	8,386
4,633	Marston's PLC	18,172
4,088	Mcbride PLC	8,458
3,298	Meggitt PLC	19,272
2,057	Melrose PLC	6,735
1,553	Michael Page International PLC	8,805
1,637	Millennium & Copthorne Hotels PLC	12,969
2,490	Minerva PLC*	4,795
5,510	Misys PLC	16,976
2,088	Mitie Group	9,491
2,087	Morgan Crucible Co.	9,138
383	Morgan Sindall PLC	7,620
1,634	N Brown Group PLC	7,945
11,241	Northern Foods PLC	19,239
1,179	Northgate PLC	13,774
5,327	Paragon Group of Cos. PLC	10,521
39,852	Pendragon PLC	30,836
584	Petrofac Ltd.	6,778
3,900	Premier Farnell PLC	13,653
9,712	Premier Foods PLC	24,813
328	Premier Oil PLC*	9,969
1,587	PZ Cussons PLC	5,799
3,066	QinetiQ PLC	11,702
1,207	Quintain Estates & Development PLC	9,666
3,002	Redrow PLC	15,243
2,962	Regus Group PLC	5,379
249	Renishaw PLC	3,701
2,446	Restaurant Group PLC	6,879
383	Robert Wiseman Dairies PLC	3,804
338	Rotork PLC	7,137
1,958	RPC Group PLC	7,683
1,242	Savills PLC	6,639
2,172	Serco Group PLC	18,843
1,023	Shaftesbury PLC	10,834
2,305	Shanks Group PLC	11,323
1,115	SIG PLC	16,517
4,390	Smiths News PLC	8,806
982	Southern Cross Healthcare Ltd.	6,557
796	Spectris PLC	11,963
512	Spirax-Sarco Engineering PLC	11,044
3,745	Sports Direct International PLC	8,724
929	SSL International PLC	8,417

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,017	St. Ives Group PLC	$9,417
1,087	St. James's Place PLC	5,628
622	St. Modwen Properties PLC	5,560
5,446	Stagecoach Group PLC	27,470
3,494	Taylor Nelson Sofres PLC	13,927
1,638	TDG PLC	7,442
4,163	Thus Group PLC*	10,177
5,380	TT electronics PLC	12,364
1,365	Tullett Prebon PLC	11,706
1,487	Tullow Oil PLC	22,122
835	UK Coal PLC	7,503
278	Ultra Electronics Holdings	7,055
3,285	Uniq PLC	6,970
980	Unite Group PLC	5,606
648	Venture Production PLC	9,478
886	VT Group PLC	11,824
770	Warner Estate Holdings PLC	3,950
1,041	Weir Group (The) PLC	17,049
2,058	Wetherspoon (J.D.) PLC	11,036
2,032	WH Smith PLC	17,106
1,928	Wincanton PLC	13,140
123,229	Woolworths Group PLC	28,067
1,555	Workspace Group PLC	6,976
2,043	Yule Catto & Co. PLC	6,450
		1,817,236
	Total Common Stocks and Other Equity Interests (Cost $13,970,300)	13,855,832
	Preferred Stocks—0.3%
	Germany—0.3%
39	Fuchs Petrolub AG*	4,004
179	Hugo Boss AG	9,300
441	Jungheinrich AG*	14,968
258	Sixt AG*	10,600
	Total Preferred Stocks (Cost $39,891)	38,872
	Rights—0.0%
	Spain—0.0%
124	Banco de Valencia Rights, expiring 05/05/2008*	137
	Sweden—0.0%
440	JM AB Rights, expiring 06/02/2008*	370
	United Kingdom—0.0%
1,542	Melrose PLC Rights, expiring 05/16/2008*	642
	Total Rights (Cost $0)	1,149

Number of Shares		Value
	Money Market Fund—0.3%
47,456	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $47,456)	$47,456
	Total Investments(c) (Cost $14,057,647)—100.2%	13,943,309
	Liabilities in excess of other assets—(0.2%)	(21,915)
	Net Assets—100.0%	$13,921,394

REIT Real Estate Investment Trust

*  Non-income producing security.

(a)  Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at April 30, 2008 was $22,565, which represented 0.2% of the Fund's Net Assets. See Note 2A.

(b)  Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at April 30, 2008 was $22,565, which represented 0.2% of the Fund's Net Assets.

(c)  In accordance with the procedures established by the Board of Trustees, 1,250 out of 1,471 foreign securities is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2008 was $11,782,728, which represented 84.6% of the Fund's Net Assets. See Note 2A.

See Notes to Financial Statements.

Schedule of Investments

PowerShares FTSE RAFI Emerging Markets Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.1%
	Argentina—0.1%
58,535	Petrobras Energia Participaciones S.A., Class B	$72,012
12,333	Telecom Argentina S.A., Class B*	43,879
		115,891
	Brazil—14.8%
2,983	Aracruz Celulose S.A. ADR	240,430
56,366	Banco Bradesco S.A. ADR	1,272,744
40,959	Banco Itau Holding Financeira S.A. ADR	1,148,900
3,552	Brasil Telecom Participacoes S.A. ADR	268,744
6,956	Brasil Telecom S.A. ADR	252,503
11,769	Braskem S.A. ADR	197,013
3,908	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	177,775
5,176	Cia de Bebidas das Americas ADR	379,401
1,592	Cia de Saneamento Basico do Estado de Sao Paulo ADR	80,603
17,612	Cia Energetica de Minas Gerais S.A. ADR	361,222
9,487	Cia Paranaense de Energia ADR	165,074
8,707	Cia Siderurgica Nacional S.A. ADR	375,707
32,443	Cia Vale do Rio Doce ADR	1,267,872
37,526	Companhia Vale do Rio Doce (CVRD) ADR	1,194,828
344	CPFL Energia S.A. ADR	25,490
5,584	Empresa Brasileira de Aeronautica S.A. ADR	232,741
22,737	Gerdau S.A. ADR	880,604
7,703	Petroleo Brasileiro S.A. ADR	935,298
22,266	Petroleo Brasileiro S.A. Sponsored ADR	2,251,093
19,223	Tele Norte Leste Participacoes S.A. ADR	440,399
3,783	Telecomunicacoes de Sao Paulo S.A. ADR	100,325
3,355	Tim Participacoes S.A. ADR	112,661
18,097	Vivo Participacoes S.A. ADR*	122,155
5,545	Votorantim Celulose e Papel S.A. ADR	176,276
		12,659,858
	Chile—0.9%
1,381	Banco Santander Chile S.A. ADR	72,530
19,292	Cia de TeleComunicaciones de Chile S.A. ADR	153,371
3,842	Empresa Nacional de Electricidad S.A. ADR	181,073
18,119	Enersis S.A. ADR	342,087
		749,061
	China—19.1%
88,000	Air China Ltd., H-Shares	65,255
150,000	Aluminum Corp. of China Ltd., H-Shares	253,637
48,000	Angang Steel Co. Ltd., H-Shares	119,837
1,204,000	Bank of China Ltd., H-Shares	614,774
154,000	Bank of Communications Co. Ltd., H-Shares	221,677
105,000	China Citic Bank, H-Shares*	69,510
68,000	China Coal Energy Co., Class H-Shares	143,946

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
30,000	China Communications Construction Co. Ltd., H-Shares	$71,280
1,396,000	China Construction Bank Corp., H-Shares	1,260,852
54,000	China COSCO Holdings Co. Ltd., H-Shares	161,073
185,000	China Life Insurance Co. Ltd., H-Shares	802,222
47,500	China Merchants Bank Co. Ltd., H-Shares	198,358
1,494,000	China Petroleum & Chemical Corp. (Sinopec), H-Shares	1,585,120
275,000	China Railway Group Ltd., H-Shares*	263,195
154,500	China Shenhua Energy Co. Ltd., H-Shares	709,607
317,000	China Shipping Container Lines Co. Ltd., H-Shares	139,495
20,000	China Shipping Development Co. Ltd., H-Shares	67,098
72,000	China Southern Airlines Co. Ltd., H-Shares*	46,925
474,000	China Telecom Corp. Ltd., H-Shares	317,435
166,000	Datang International Power Generation Co. Ltd., H-Sharses	114,364
86,000	Dongfeng Motor Group Co. Ltd., H-Shares	46,560
172,000	Huadian Power International Corp. Ltd., H-Shares	61,566
298,000	Huaneng Power International, Inc., H-Shares	248,123
1,117,000	Industrial & Commercial Bank of China, H-Shares	884,188
62,000	Jiangsu Expressway Co. Ltd., H-Shares	58,066
24,000	Jiangxi Copper Co. Ltd., H-Shares	58,194
166,000	Maanshan Iron & Steel Co., H-Shares	106,910
4,708,000	PetroChina Co. Ltd., H-Shares	7,006,491
48,000	PICC Property & Casualty Co. Ltd., H-Shares	47,048
35,500	Ping An Insurance (Group) Co. of China Ltd., H-Shares	336,800
56,000	Shanghai Electric Group Co. Ltd., H-Shares	31,540
206,000	Sinopec Shanghai Petrochemical Co. Ltd., H-Shares	80,871
48,000	Yanzhou Coal Mining Co. Ltd., H-Shares	88,554
46,000	Zhejiang Expressway Co. Ltd., H-Shares	48,333
		16,328,904
	Hungary—0.8%
26,154	Magyar Telekom Telecommunications PLC ADR	699,358
	India—3.3%
17,406	ICICI Bank Ltd. ADR	776,134
30,571	Infosys Technologies Ltd. ADR	1,335,647
36,726	Mahanagar Telephone Nigam ADR	204,564
20,823	Tata Motors Ltd. ADR	344,413
12,481	Wipro Ltd. ADR	162,253
		2,823,011

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Emerging Markets Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Indonesia—0.7%
3,280	Indosat Tbk PT ADR	$109,322
13,183	Telekomunikasi Indonesia Tbk PT ADR	511,764
		621,086
	Israel—1.4%
58,144	Bank Hapoalim BM	246,157
22,836	Bank Leumi Le-Israel BM	113,413
64,254	Bezeq Israeli Telecommunication Corp. Ltd.	119,034
1,251	Discount Investment Corp.	34,550
1,843	IDB Development Corp. Ltd.	52,277
1,764	IDB Holding Corp. Ltd.	47,018
43	Israel (The) Corp. Ltd.*	53,270
4,676	Israel Chemicals Ltd.	86,011
12,345	Israel Discount Bank Ltd., Class A*	29,916
8,417	Teva Pharmaceutical Industries Ltd.	399,101
		1,180,747
	Korea—17.4%
52,301	Kookmin Bank ADR	3,647,996
132,613	Korea Electric Power Corp. ADR	2,178,832
74,961	KT Corp ADR	1,733,099
17,720	LG Philips LCD Co. Ltd. ADR	385,764
28,189	POSCO ADR	3,478,523
17,230	Shinhan Financial Group Co. Ltd. ADR	2,001,093
63,423	SK Telecom Co. Ltd. ADR	1,431,458
		14,856,765
	Mexico—5.9%
16,200	Alfa SAB de CV, Class A	113,316
241,600	America Movil SAB de CV, Series L	697,594
56,900	Carso Global Telecom SAB de CV*	278,442
292,300	Cemex SAB de CV*	810,047
37,800	Coca-Cola Femsa SAB de CV, Series L	197,099
94,400	Fomento Economico Mexicano SAB de CV	408,585
8,800	Grupo Bimbo SAB de CV, Series A	56,530
33,600	Grupo Financiero Banorte SAB de CV, Class O	145,109
59,500	Grupo Mexico SAB de CV, Series B	433,180
68,000	Grupo Modelo SAB de CV, Series C	299,626
42,200	Grupo Televisa S.A.	206,427
24,900	Kimberly-Clark de Mexico SAB de CV, Class A	118,247
12,300	Organizacion Soriana SAB de CV, Class B	39,799
584,000	Telefonos de Mexico SAB de CV	1,053,759
44,200	Wal-Mart de Mexico SAB de CV	177,511
		5,035,271
	Philippines—0.1%
1,249	Philippine Long Distance Telephone Co. ADR	76,314

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Russia—10.7%
77,344	Gazprom OAO ADR	$4,114,700
12,702	JSC MMC Norilsk Nickel - ADR	342,700
29,280	LUKOIL ADR	2,623,487
2,226	Mobile Telesystems OJSC ADR	172,693
28,659	OAO Rosneft Oil Co. GDR	280,858
3,967	Severstal GDR*	97,628
3,406	Sistema JSFC GDR	103,542
71,750	Surgutneftegaz ADR	699,563
3,008	Tatneft GDR*	385,776
2,572	Unified Energy System GDR*	241,768
10,255	VTB Bank OJSC GDR*	76,810
		9,139,525
	South Africa—6.4%
12,229	ABSA Group Ltd.	153,916
1,420	Anglo Platinum Ltd.	228,107
17,504	Barloworld Ltd.	256,252
11,846	Bidvest Group Ltd.	178,961
151,742	FirstRand Ltd.	314,822
11,329	Gold Fields Ltd.	150,093
8,834	Harmony Gold Mining Co. Ltd.*	101,003
7,468	Impala Platinum Holdings Ltd.	304,736
19,106	Imperial Holdings Ltd.	193,768
9,477	Liberty Group Ltd.	89,836
5,665	Mittal Steel South Africa Ltd.	171,796
28,673	Mondi Ltd.	238,182
18,636	MTN Group Ltd.	356,770
8,907	Nedbank Group Ltd.	135,115
14,243	Pick'n Pay Stores Ltd.*	55,647
10,318	Remgro Ltd.	273,383
21,776	RMB Holdings Ltd.	71,779
150,477	Sanlam Ltd.	398,720
13,115	Sappi Ltd.	177,403
9,814	Sasol Ltd.	559,091
52,970	Standard Bank Group Ltd.	631,598
14,025	Telkom S.A. Ltd.	238,860
6,726	Tiger Brands Ltd.	128,986
		5,408,824
	Taiwan, Republic of China—15.2%
94,285	Advanced SemiConductor Engineering, Inc. ADR	486,511
79,356	AU Optronics Corp. ADR	1,549,029
89,718	Chunghwa Telecom Co. Ltd. ADR	2,288,707
67,806	Siliconware Precision Industries Co. ADR	551,941
597,528	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6,716,215
395,715	United Microelectronics Corp. ADR	1,369,174
		12,961,577

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Emerging Markets Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Thailand—1.4%
31,500	Advanced Info Service PCL	$92,384
21,800	Bangkok Bank PCL	96,247
315,700	IRPC PCL	57,744
20,200	Kasikornbank PCL	56,058
1,027,300	KGI Securities Thailand PCL	73,217
131,400	Krung Thai Bank PCL	42,681
2,011,800	Nakornthai Strip Mill PCL*	21,571
80,000	PTT Aromatics & Refining PCL	93,346
9,000	PTT Chemical PCL	30,369
19,000	PTT Exploration & Production PCL	99,464
23,400	PTT PCL	246,471
13,400	Siam Cement PCL	91,277
24,900	Siam Commercial Bank PCL	69,886
50,800	Thai Airways International PCL	44,056
30,500	Thai Oil PCL	68,291
		1,183,062
	Turkey—0.9%
36,441	Turkcell Iletism Hizmet ADR*	734,286
	Total Common Stocks (Cost $83,273,382)	84,573,540
	Money Market Fund—0.3%
218,658	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $218,658)	218,658
	Total Investments (Cost $83,492,040)—99.4%	84,792,198
	Other assets less liabilities—0.6%	545,733
	Net Assets—100.0%	$85,337,931

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares FTSI RAFI Europe Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—98.9%
	Austria—0.6%
11	Boehler-Uddeholm AG	$1,232
190	Erste Bank der Oesterreichischen Sparkassen AG	13,965
40	EVN AG	1,309
212	Immoeast AG*	2,140
425	Immofinanz AG	4,679
113	OMV AG	8,463
13	Raiffeisen International Bank - Holding AG	2,082
350	Telekom Austria AG	8,591
39	UNIQA Versicherungen AG	1,095
25	Verbund-Oesterreichische Elektrizitaetswirtschafts AG, Class A	1,927
17	Vienna Insurance Group	1,267
135	Voestalpine AG	10,278
84	Wienerberger AG	4,803
		61,831
	Belgium—1.8%
459	Agfa Gevaert N.V.	3,341
185	Belgacom S.A.	8,470
8	Colruyt S.A.	2,019
36	Compagnie Nationale a Portefeuille	2,813
202	Delhaize Group	17,373
1,640	Dexia S.A.	45,133
5	D'Ieteren N.V. S.A.	1,536
650	Fortis Strip VVPR*(a)	10
561	Fortis, Class A	15,177
561	Fortis, Class B	15,180
73	Groupe Bruxelles Lambert S.A.	9,211
77	InBev N.V.	6,293
9	KBC Ancora	955
155	KBC Groep N.V.	20,803
16	Mobistar S.A.	1,419
18	Sofina S.A.*	2,170
52	Solvay S.A.	7,587
126	UCB S.A.	5,404
90	Umicore	4,770
		169,664
	Bermuda—0.0%
50	Frontline Ltd.	2,735
	Denmark—0.8%
1	A P Moller - Maersk A/S, Class A	10,365
1	A P Moller - Maersk A/S, Class B	10,280
44	Carlsberg A/S, Class B	5,820
40	Danisco A/S	2,681
814	Danske Bank A/S	27,941
50	East Asiatic Co. Ltd. A/S	4,406
181	Novo Nordisk A/S, Class B	12,347
		73,840

Number of Shares	Value

	Common Stocks and Other Equity Interests (Continued)
	Finland—1.6%
141	Elisa Oyj	$3,163
290	Fortum Oyj	12,232
105	Kemira Oyj	1,506
160	KESKO Oyj, Class B	6,002
67	Kone Oyj, Class B	2,613
111	Metso Corp.	4,742
1,249	M-real Oyj, Class B	3,563
107	Neste Oil Oyj	3,211
1,732	Nokia Oyj	51,920
154	Outokumpu Oyj	7,260
155	Pohjola Bank PLC	3,068
104	Rautaruukki Oyj	4,875
425	Sampo Oyj, Class A	11,907
62	Sanoma-WSOY Oyj	1,585
1,226	Stora Enso Oyj, Class R	15,022
1,087	UPM-Kymmene Oyj	20,785
64	Wartsila Oyj, Class B	4,346
		157,800
	France—16.2%
185	Accor S.A.	15,199
11	Aeroports de Paris	1,301
404	Air France-KLM	12,452
144	Air Liquide S.A.	21,529
3,598	Alcatel-Lucent	24,012
58	Alstom	13,289
79	Arkema*	4,526
93	Atos Origin S.A.*	5,655
3,042	AXA S.A.	112,067
1,192	BNP Paribas	126,703
11	Bollore*	2,424
270	Bouygues S.A.	19,951
140	Cap Gemini S.A.	8,384
829	Carrefour S.A.	57,984
62	Casino Guichard-Perrachon S.A.	7,753
73	Christian Dior S.A.	8,315
12	Ciments Francais S.A.	2,308
72	CNP Assurances	8,515
530	Compagnie de Saint-Gobain	42,042
132	Compagnie Generale des Etablissements Michelin, Class B	11,945
1,065	Credit Agricole S.A.	35,540
61	Eiffage S.A.*	5,564
124	Electricite de France	12,923
2	Eramet	1,778
82	Essilor International S.A.	5,072
7	Esso S.A. Francaise	1,757
14	Euler Hermes S.A.*	1,607
22	Eurazeo	2,825
54	Eutelsat Communications	1,582

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSI RAFI Europe Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
41	Faurecia	$2,062
11	Fonciere Des Regions	1,664
2,354	France Telecom S.A.	73,445
131	Gaz de France	8,567
13	Gecina S.A.	1,824
278	Groupe Danone	24,402
25	Hermes International	3,343
32	Imerys S.A.	2,750
38	JC Decaux S.A.	1,081
35	Klepierre	2,110
164	Lafarge S.A.	29,321
176	Lagardere S.C.A	12,511
60	Legrand S.A.*	1,788
138	L'Oreal S.A.	16,259
208	LVMH Moet Hennessy Louis Vuitton S.A.	23,539
115	M6-Metropole Television	2,637
488	Natixis	8,141
38	Nexans S.A.	5,001
334	PagesJaunes Groupe	6,622
112	Pernod-Ricard S.A.	12,770
495	Peugeot S.A.	34,239
132	PPR	17,017
120	Publicis Groupe	4,805
82	Rallye S.A.	6,169
345	Renault S.A.	35,058
191	Safran S.A.	3,981
802	Sanofi-Aventis S.A.	61,639
196	Schneider Electric S.A.	23,781
169	SCOR SE	4,045
79	Sequana Capital S.A.*	2,013
9	Societe des Autoroutes Paris-Rhin-Rhone	1,072
10	Societe Fonciere Financiere et de Participations	1,079
729	Societe Generale	84,437
179	Societe Television Francaise 1 (TF1)	3,751
157	Sodex S.A.	10,439
903	STMicroelectronics N.V.	10,386
998	Suez S.A.	70,115
79	Technip S.A.	7,258
73	Thales S.A.	4,741
948	Thomson	5,977
2,598	Total S.A.	216,991
34	Unibail-Rodamco	8,707
228	Valeo S.A.	9,156
32	Vallourec S.A.	8,650
303	Veolia Environnement	21,762
376	Vinci S.A.	27,503
1,294	Vivendi S.A.*	52,020
17	Wendel	2,329
51	Zodiac S.A.	2,710
		1,556,669

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Germany—13.7%
124	Adidas AG	$7,913
606	Allianz SE	123,530
184	Altana AG	3,827
11	AMB Generali Holding AG	2,012
190	Arcandor AG*	3,570
522	BASF SE	74,485
512	Bayer AG	43,684
566	Bayerische Motoren Werke (BMW) AG	31,062
32	BayWa AG	2,093
35	Beiersdorf AG	2,980
42	Bilfinger Berger AG	3,602
92	Celesio AG*	3,946
932	Commerzbank AG	33,809
160	Continental AG	18,815
1,767	Daimler AG	137,360
783	Deutsche Bank AG	93,830
44	Deutsche Boerse AG	6,454
353	Deutsche Lufthansa AG	9,272
1,100	Deutsche Post AG	34,303
47	Deutsche Postbank AG	4,121
5,238	Deutsche Telekom AG	94,109
596	E.ON AG	121,287
26	Fraport AG	1,880
123	Fresenius Medical Care AG & Co. KGaA	6,528
13	Fresenius SE	1,100
109	GEA Group AG	4,030
88	Hannover Rueckversicherung AG	4,790
15	HeidelbergCement AG	2,523
115	Heidelberger Druckmaschinen AG	2,739
73	Henkel AG & Co. KGaA	2,939
57	Hochtief AG	5,870
314	Hypo Real Estate Holding AG	11,743
464	IKB Deutsche Industriebank AG	3,200
1,695	Infineon Technologies AG*	15,860
12	K+S AG	4,892
128	Lanxess AG	4,984
88	Linde AG	12,892
103	MAN AG	14,391
23	Merck KGaA	3,266
232	Metro AG	18,407
297	Muenchener Rueckversicherungs AG	57,458
15	Rheinmetall AG	1,137
410	RWE AG	47,198
32	Salzgitter AG	6,582
309	SAP AG	15,582
711	Siemens AG	83,654
102	Suedzucker AG	2,322
576	ThyssenKrupp AG	36,077
583	TUI AG*	16,683
236	Volkswagen AG	69,587
6	Wacker Chemie AG	1,485
		1,315,863

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSI RAFI Europe Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Greece—0.7%
271	Alpha Bank A.E.	$9,228
56	Coca Cola Hellenic Bottling Co. S.A.	2,495
227	EFG Eurobank Ergasias S.A.	6,999
166	Hellenic Petroleum S.A.	2,501
325	Hellenic Telecommunications Organization S.A.	9,606
271	National Bank of Greece S.A.	14,863
225	OPAP S.A.	8,727
141	Piraeus Bank S.A.	4,774
107	Public Power Corp. S.A.	4,490
		63,683
	Ireland—0.8%
926	Allied Irish Banks PLC	19,410
468	Anglo Irish Bank Corp. PLC	6,499
1,583	Bank of Ireland	21,744
353	CRH PLC	13,459
391	Irish Life & Permanent PLC	6,184
409	Ryanair Holdings PLC*	1,875
380	Smurfit Kappa Group PLC	4,720
		73,891
	Italy—7.0%
726	A2A SpA	2,660
493	Alleanza Assicurazioni SpA	6,417
1,314	Assicurazioni Generali SpA	57,916
168	Atlantia SpA	5,479
115	Autogrill SpA	1,740
515	Banca Carige SpA	2,020
1,892	Banca Monte dei Paschi di Siena SpA	6,404
452	Banca Popolare di Milano Scarl	5,528
860	Banco Popolare Scarl	16,916
97	Benetton Group SpA	1,262
62	Buzzi Unicem SpA	1,572
603	CIR-Compagnie Industriali Riunite SpA*	1,559
450	Edison SpA	1,104
6,313	Enel SpA	68,298
3,526	Eni SpA	135,315
298	ERG SpA*	6,507
1,208	Fiat SpA	26,776
298	Finmeccanica SpA	10,306
156	Fondiaria - Sai SpA	6,231
54	Fondiaria - Sai SpA Rnc	1,422
736	Hera SpA	2,765
823	IFIL Investments SpA	6,818
9,691	Intesa Sanpaolo	71,831
341	Istituto Finanziario Industriale SpA*	8,914
109	Italcementi SpA	2,343
259	Italcementi SpA Rnc*	4,106
17	Italmobiliare SpA*	1,606
13	Italmobiliare SpA Rnc*	928
36	Lottomatica SpA	1,102

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
77	Luxottica Group SpA	$2,156
1,229	Mediaset SpA	11,136
397	Mediobanca SpA	8,223
170	Mediolanum SpA	1,016
326	Milano Assicurazioni SpA	2,122
875	Parmalat SpA	2,970
5,731	Pirelli & C. SpA	4,653
2,014	Premafin Finanziaria SpA*	4,681
109	Saipem SpA	4,753
288	Saras SpA*	1,639
841	Snam Rete Gas SpA	5,300
80	Societa Cattolica di Assicurazoni Scrl*	4,264
28,657	Telecom Italia SpA	59,757
12,917	Telecom Italia SpA Rnc	20,966
1,091	Terna-Rete Elettrica Nationale SpA	4,798
7,009	UniCredit SpA	52,670
686	Unione di Banche Italiane ScpA	18,001
404	Unipol Gruppo Finanziario SpA	1,313
		676,263
	Luxembourg—0.5%
426	ArcelorMittal	37,263
8	RTL Group S.A.	964
313	SES S.A.	7,652
		45,879
	Netherlands—5.8%
3,235	Aegon N.V.	51,408
258	Akzo Nobel N.V.	21,719
199	ASML Holding N.V.	5,623
67	Corio N.V.*	6,209
323	Corporate Express	3,686
117	CSM	4,199
517	European Aeronautic Defence and Space Co. N.V.	12,859
121	Heineken Holding N.V.	6,167
143	Heineken N.V.	8,263
45	Hunter Douglas N.V.	2,811
6,092	ING Groep N.V. CVA	230,094
2,169	Koninklijke Ahold N.V.	31,944
165	Koninklijke BAM Groep N.V.*	3,913
288	Koninklijke DSM N.V.	15,413
1,599	Koninklijke KPN N.V.	29,107
1,094	Koninklijke Philips Electronics N.V.	41,002
55	Nutreco Holding N.V.	4,005
102	Randstad Holding N.V.	4,300
126	SNS Reaal	2,639
336	TNT N.V.	12,943
1,357	Unilever N.V. CVA	45,168
185	Vedior N.V. CVA	5,093
29	Wereldhave N.V.	3,657
268	Wolters Kluwer N.V.	7,132
		559,354

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSI RAFI Europe Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Norway—1.3%
40	Aker ASA, Class A	$2,187
129	Aker Kvaerner ASA	3,244
897	DnB NOR ASA*	13,262
50	Hafslund ASA, Class B	1,092
2,230	Norsk Hydro ASA	32,654
1,078	Norske Skogindustrier ASA	4,733
798	Orkla ASA	10,478
990	StatoilHydro ASA	35,471
459	Storebrand ASA	4,303
547	Telenor ASA	10,918
93	Yara International ASA	6,715
		125,057
	Portugal—0.5%
333	Banco BPI S.A.*	1,883
3,558	Banco Comercial Portugues S.A., Class R	9,950
111	Banco Espirito Santo S.A.	2,102
248	Brisa-Auto-Estradas de Portugal S.A.	3,512
178	Cimpor Cimentos de Portugal, SGPS S.A.	1,572
1,981	Energias de Portugal S.A.*	12,463
120	Galp Energia SGPS S.A, Class B	2,890
172	Jeronimo Martins, SGPS S.A.	1,354
1,190	Portugal Telecom, SGPS S.A.	14,077
1,329	Sonae SGPS S.A.	2,355
		52,158
	South Africa—0.0%
46	Mondi Ltd.	380
	Spain—5.0%
166	Abertis Infraestructuras S.A.	5,483
12	Acciona S.A.	3,397
225	Acerinox S.A.	6,048
152	ACS Actividades de Construccion y Servicios S.A.	8,910
3,295	Banco Bilbao Vizcaya Argentaria S.A.	75,351
823	Banco de Sabadell S.A.	8,164
57	Banco Espanol de Credito S.A.	1,051
1,043	Banco Popular Espanol S.A.	17,865
5,772	Banco Santander S.A.	124,462
181	Bankinter S.A.	2,760
13	Compania Espanola de Petroleos S.A.	1,421
78	Enagas	2,350
63	Fomento de Construcciones y Contratas S.A.	4,494
120	Gas Natural SDG S.A.	6,958
76	Gestevision Telecinco S.A.	1,584
82	Grupo Ferrovial S.A.	6,598
2,193	Iberdrola S.A.	31,861
1,095	Iberia Lineas Aereas de Espana S.A.	4,288
105	Inditex S.A.	5,669
446	Mapfre S.A.	2,256

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6	Metrovacesa S.A.	$649
25	Red Electrica de Espana	1,612
1,540	Repsol YPF S.A.	62,037
85	Sacyr Vallehermoso S.A.	2,986
3,128	Telefonica S.A.	89,621
81	Union Fenosa S.A.	5,394
		483,269
	Sweden—3.5%
282	Assa Abloy AB, Class B	4,361
319	Atlas Copco AB, Class A	5,086
346	Atlas Copco AB, Class B	5,086
309	Boliden AB*	3,340
767	Electrolux AB, Series B	11,619
148	Hennes & Mauritz AB, Class B	8,710
117	Holmen AB, Class B	3,722
291	Husqvarna AB, Class B	2,972
372	Industrivarden AB, Class A	6,353
219	Industrivarden AB, Class C	3,442
1,092	Investor AB, Class B	25,750
200	Kinnevik Investment AB, Class B	4,248
25	Lundbergforetagen AB, Class B	1,491
200	NCC AB, Class B	3,813
2,265	Nordea Bank AB	37,206
821	Sandvik AB	12,504
400	SAS AB*	3,191
22	Scania AB, Class A*	496
308	Scania AB, Class B	6,286
604	Securitas AB, Class B	7,729
592	Skandinaviska Enskilda Banken AB, Class A	14,216
664	Skanska AB, Class B	10,904
391	SKF AB, Class B	7,113
96	SSAB Svenskt Stal AB, Series A	3,165
67	SSAB Svenskt Stal AB, Series B	1,991
1,172	Svenska Cellulosa AB, Class B	19,597
524	Svenska Handelsbanken AB, Class A	14,405
422	Swedbank AB, Class A	10,603
344	Tele2 AB, Class B	7,596
13,830	Telefonaktiebolaget LM Ericsson, Class B	34,894
2,219	TeliaSonera AB	19,694
200	Trelleborg AB, Class B	3,790
750	Volvo AB, Class A	11,175
1,590	Volvo AB, Class B	24,008
		340,556
	Switzerland—7.0%
657	ABB Ltd.	19,945
171	Adecco S.A.	10,126
73	Baloise Holding AG	7,908
9	BKW FMB Energie AG*	1,103
146	Ciba Holdings AG	4,822
734	Clariant AG	7,959

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSI RAFI Europe Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
159	Compagnie Financiere Richemont S.A., Class A	$9,509
1,380	Credit Suisse Group	76,450
4	Givaudan S.A.	4,018
8	Helvetia Holding AG	3,313
158	Holcim Ltd.	15,336
71	Julius Baer Holding AG	5,178
27	Kuehne & Nagel International AG	2,880
223	Nestle S.A.	105,881
1,609	Novartis AG	80,682
50	Pargesa Holding S.A.	5,688
56	Petroplus Holdings AG*	3,455
338	Roche Holding AG	55,641
3	Roche Holding AG Br	550
18	Schindler Holding AG	1,418
13	Schindler Holding AG Participant Certificates	1,044
2	SGS S.A.	2,789
13	Swatch Group AG-Bearer	3,453
29	Swatch Group AG-Registered	1,473
77	Swiss Life Holding	22,768
458	Swiss Reinsurance	37,674
23	Swisscom AG	8,118
31	Syngenta AG	9,166
13	Synthes, Inc.	1,769
3,323	UBS AG*	109,394
160	Zurich Financial Services AG	48,240
		667,750
	United Kingdom—32.1%
561	3i Group PLC	9,502
2,492	Aegis Group PLC	6,170
1,091	Alliance & Leicester PLC	11,097
263	AMEC PLC	4,112
429	Anglo American PLC	27,623
204	Antofagasta PLC	3,208
246	Arriva PLC	3,415
431	Associated British Foods PLC	7,489
1,469	AstraZeneca PLC	61,387
5,177	Aviva PLC	64,062
2,377	BAE Systems PLC	21,827
429	Balfour Beatty PLC	3,709
10,453	Barclays PLC	94,147
971	Barratt Developments PLC	5,276
232	Bellway PLC	3,201
928	BG Group PLC	22,560
644	BHP Billiton PLC	22,891
26,280	BP PLC	317,212
1,518	Bradford & Bingley PLC	4,848
1,566	British Airways PLC*	6,963
956	British American Tobacco PLC	35,722
705	British Land Co. PLC	11,655

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
657	British Sky Broadcasting Group PLC	$7,053
13,090	BT Group PLC	57,397
323	Bunzl PLC	4,702
2,293	Cable & Wireless PLC	6,739
1,682	Cadbury Schweppes PLC	19,245
708	Carnival PLC	27,577
228	Carphone Warehouse Group (The) PLC	1,218
3,844	Centrica PLC	22,263
248	Close Brothers Group PLC	3,399
2,662	Compass Group PLC	17,875
338	Daily Mail & General Trust	2,777
1,931	Diageo PLC	39,230
8,805	DSG International PLC	11,314
324	easyJet PLC*	1,974
943	Electrocomponents PLC	3,458
666	Enterprise Inns PLC	5,025
523	Experian Group Ltd.	3,913
438	Firstgroup PLC	4,891
4,718	Friends Provident PLC	11,034
1,122	G4S PLC	5,043
1,263	GKN PLC	7,064
5,260	GlaxoSmithKline PLC	115,904
296	Hammerson PLC	5,870
1,704	Hays PLC	3,776
7,994	HBOS PLC	73,516
1,801	Home Retail Group PLC	9,348
15,710	HSBC Holdings PLC	271,723
211	ICAP PLC	2,426
462	IMI PLC	4,112
426	Imperial Tobacco Group PLC	20,321
626	Inchcape PLC	5,272
770	InterContinental Hotels Group PLC	12,293
796	International Power PLC	6,879
470	Investec PLC	3,307
5,960	ITV PLC	7,722
3,170	J Sainsbury PLC	23,976
179	Johnson Matthey PLC	7,058
86	Kazakhmys PLC	2,671
1,213	Kesa Electricals PLC	4,941
10,383	Kingfisher PLC	27,027
5,210	Ladbrokes PLC	33,525
629	Land Securities Group PLC	19,053
11,982	Legal & General Group PLC	29,927
225	Liberty International PLC	4,337
10,060	Lloyds TSB Group PLC	85,457
2,525	LogicaCMG PLC	5,686
71	Lonmin PLC	4,328
760	Man Group PLC	8,663
2,045	Marks & Spencer Group PLC	15,284
1,599	Mitchells & Butlers PLC	9,461
829	Mondi PLC	6,544

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSI RAFI Europe Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
164	National Express Group PLC	$2,986
2,703	National Grid PLC	37,512
250	Next PLC	5,631
319	Northern Rock PLC(a)(b)	—
4,742	Old Mutual PLC	11,924
1,028	Pearson PLC	13,312
306	Pennon Group PLC	3,823
506	Persimmon PLC	5,762
261	Provident Financial PLC	4,582
3,282	Prudential PLC	44,406
393	Punch Taverns PLC	4,010
2,713	Rank Group PLC	4,752
261	Reckitt Benckiser Group PLC	15,107
3,481	Rentokil Initial PLC	6,591
606	Resolution PLC(a)(b)	8,630
869	Rexam PLC	7,663
248	Rio Tinto PLC	28,798
1,389	Rolls-Royce Group PLC	11,990
83,328	Rolls-Royce Group PLC, Class B*(a)(b)	165
4,787	Royal & Sun Alliance Insurance Group PLC	12,666
19,742	Royal Bank of Scotland Group PLC	133,101
4,231	Royal Dutch Shell PLC, Class A	169,393
3,259	Royal Dutch Shell PLC, Class B	129,352
448	SABMiller PLC	10,292
966	Sage Group (The) PLC	3,754
115	Schroders PLC	2,381
62	Schroders PLC Ntvg	1,155
736	Scottish & Southern Energy PLC	20,203
624	Segro PLC	5,660
308	Severn Trent PLC	8,860
239	Shire PLC	4,373
3,433	Signet Group PLC	4,628
342	Smith & Nephew PLC	4,404
448	Smiths Group PLC	8,549
899	Standard Chartered PLC	31,640
3,733	Standard Life PLC	18,367
628	Tate & Lyle PLC	6,546
2,079	Taylor Wimpey PLC	5,261
7,431	Tesco PLC	62,693
93	Thomson Reuters PLC	2,873
2,019	Tomkins PLC	7,237
192	Travis Perkins PLC	3,662
639	Trinity Mirror PLC	3,412
1,129	Tui Travel PLC	5,262
1,129	Unilever PLC	37,744
637	United Business Media PLC	7,217
1,214	United Utilities PLC	17,155
57	Vedanta Resources PLC	2,503
62,555	Vodafone Group PLC	197,194
281	Whitbread PLC	6,717
1,038	William Hill PLC	7,875

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,341	William Morrison Supermarkets PLC	$13,197
1,531	Wolseley PLC	15,251
1,870	WPP Group PLC	22,703
200	Xstrata PLC	15,510
1,444	Yell Group PLC	4,713
		3,072,821
	Total Common Stocks and Other Equity Interests (Cost $9,887,154)	9,499,463
	Preferred Stocks—0.7%
	Germany—0.6%
80	Fresenius SE*	6,626
201	Henkel KGaA	8,559
109	Porsche Automobil Holding SE	20,103
120	ProSieben SAT.1 Media AG	1,865
151	Volkswagen AG	24,917
		62,070
	Italy—0.1%
2,767	Unipol Gruppo Finanziario SpA	8,014
	Total Preferred Stocks (Cost $65,174)	70,084
	Rights—0.1%
	Austria—0.0%
17	Vienna Insurance Group Rights, expiring 05/07/08*	0
	Italy—0.0%
1,892	Banca Monte dei Paschi di Siena SpA Rights, expiring 05/12/08*	1,417
	Switzerland—0.1%
3,323	UBS AG Rights, expiring 05/09/08*	5,583
	Total Rights (Cost $0)	7,000
	Money Market Fund—0.6%
59,659	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $59,659)	59,659
	Total Investments(c) (Cost $10,011,987)—100.3%	9,636,206
	Liabilities in excess of other assets—(0.3%)	(29,764)
	Net Assets—100.0%	$9,606,442

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSI RAFI Europe Portfolio

April 30, 2008 (Unaudited)

*   Non-income producing security.

(a)   Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at April 30, 2008 was $8,805, which represented 0.1% of the Fund's Net Assets. See Note 2A.

(b)   Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at April 30, 2008 was $8,795, which represented 0.1% of the Fund's Net Assets.

(c)   In accordance with the procedures established by the Board of Trustees, 462 out of 524 foreign securities is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2008 was $7,985,297, which represented 83.12% of the Fund's Net Assets. See Note 2A.

See Notes to Financial Statements.

Schedule of Investments

PowerShares FTSE RAFI Europe Small-Mid Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—98.7%
	Australia—0.1%
478	Aquarius Platinum Ltd.	$7,744
	Austria—1.7%
53	Agrana Beteiligungs AG	5,649
215	Andritz AG	12,662
34	A-TEC Industries AG	2,811
1,381	Austrian Airlines AG*	7,974
421	CA Immobilien Anlagen AG*	9,761
77	Flughafen Wien AG	9,709
8	Lenzing AG*	4,154
87	Mayr-Melnhof Karton AG	9,069
1,945	Meinl European Land Ltd.*	25,290
243	Oesterreichische Post AG*	10,747
61	Palfinger AG	2,248
209	RHI AG*	8,999
138	Semperit AG Holding	5,640
80	Zumtobel AG	2,426
		117,139
	Belgium—2.9%
134	Ackermans & Van Haaren N.V.	13,629
126	Barco N.V.	8,495
151	Befimmo S.C.A. Sicafi	17,861
169	Bekaert N.V.	25,335
175	Brederode S.A.*	7,044
11	Cie du Bois Sauvage	6,166
85	Cofinimmo	18,163
68	Compagnie d'Entreprises CFE*	7,478
139	Compagnie Maritime Belge S.A.	9,641
234	Euronav N.V.*	9,581
152	Exmar N.V.*	3,949
88	GIMV N.V.	6,360
173	Omega Pharma S.A.	7,532
256	Recticel S.A.*	3,617
1,293	RHJ International*	16,818
666	Telenet Group Holding N.V.	16,006
402	Tessenderlo Chemie N.V.	18,895
		196,570
	Bermuda—0.6%
2,740	Catlin Group Ltd.	21,101
600	Seadrill Ltd.	17,998
		39,099
	Denmark—4.2%
172	ALK-Abello A/S	20,131
100	Almindelig Brand A/S*	6,268
214	Auriga Industries, Class B	8,262
104	Bang & Olufsen A/S, Class B	5,952
133	Coloplast A/S, Class B	12,718
14	D/S Norden A/S	1,522

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
562	Dampskibsselskabet Torm A/S	$18,240
71	Dfds A/S	10,447
1,050	DSV A/S*	25,667
163	FLSmidth & Co. A/S	17,054
1,741	GN Store Nord	9,472
400	H. Lundbeck A/S	9,828
414	Jyske Bank A/S*	28,264
120	NKT Holding A/S	9,626
201	Novozymes A/S, Class B	18,174
54	Rockwool International A/S, Class B	9,102
100	Schouw & Co.	3,666
388	Spar Nord Bank A/S*	7,489
454	Sydbank A/S	16,850
129	Topdanmark A/S*	22,609
232	Vestas Wind Systems A/S*	25,079
43	William Demant Holding*	3,385
		289,805
	Finland—4.1%
870	Ahlstrom Oyj	22,994
823	Amer Sports Oyj, Class A	14,279
393	Cargotec Corp., Class B	16,278
656	Finnair Oyj	6,459
451	Finnlines Oyj	9,578
445	HKScan Oyj	5,771
2,514	Huhtamaki Oyj	27,105
242	Konecranes Oyj	10,447
100	Lemminkainen Oyj	5,352
494	Nokian Renkaat Oyj	20,673
1,824	Oriola-KD Oyj, Class B	8,387
926	Orion Oyj, Class B	19,404
225	Poyry Oyj	5,832
320	Ramirent Oyj	5,269
681	Sponda Oyj	8,429
238	Stockmann Oyj Abp, Class B	9,780
1,432	TietoEnator Oyj	37,217
838	Uponor Oyj	18,033
1,162	YIT Oyj	32,664
		283,951
	France—7.3%
1,359	Altran Technologies S.A.*	11,809
45	April Group	2,378
188	Beneteau S.A.	5,131
64	BioMerieux	6,959
40	Bonduelle S.C.A.	4,943
82	Bongrain S.A.*	8,009
301	Bourbon S.A.	20,182
1,814	Bull S.A.*	7,618
1,015	Canal Plus	10,511
186	Carbone Lorraine*	10,214
86	Cie Generale de Geophysique-Veritas*	21,670

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Small-Mid Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
100	Clarins	$6,572
169	Club Mediterranee*	8,797
72	Compagnie des Alpes	3,509
189	Compagnie Plastic-Omnium S.A.	6,682
221	Dassault Systemes S.A.	13,787
1,352	Derichebourg	11,404
46	EDF Energies Nouvelles S.A.	3,080
676	Etablissements Maurel et Prom	15,537
195	Etam Developpement S.A.*	7,280
495	Euro Disney S.C.A. - Registered*	6,628
122	Fimalac	7,292
328	Generale de Sante	7,429
84	Geodis*	17,439
136	Groupe Partouche*	2,102
205	Groupe Steria S.C.A.	6,984
50	Guyenne et Gascogne S.A.*	8,511
4,531	Havas S.A.	19,226
21	Iliad S.A.	2,216
204	IMS-Intl Metal Service*	8,160
65	Ipsen	3,961
222	IPSOS*	7,546
117	Kaufman & Broad S.A.	5,394
169	Manitou BF S.A.	5,155
164	Mercialys S.A.	7,592
224	Neopost S.A.	23,205
151	Neuf Cegetel	8,421
225	Nexity*	9,989
66	Norbert Dentressangle*	5,927
353	NRJ Group*	2,812
61	Pierre & Vacances	6,676
132	Remy Cointreau S.A.	8,094
1,194	Rhodia S.A.*	24,506
89	Rubis*	7,898
82	SEB S.A.*	14,923
350	Societe BIC S.A.	17,863
74	Societe Immobiliere de Location pour l'Industrie et le Commerce*	10,515
1,175	SOITEC*	9,745
52	Sopra Group S.A.*	4,031
32	Sperian Protection	4,035
48	Spir Communication*	4,522
449	Teleperformance	18,359
117	Trigano S.A.	3,913
137	UbiSoft Entertainment S.A.*	13,643
48	Union Financiere de France BQE S.A.	2,496
		503,280
	Germany—7.4%
553	Aareal Bank AG	20,697
628	Air Berlin PLC*	7,832
209	Bechtle AG*	6,833

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
116	Carl Zeiss Meditec AG	$1,680
161	Comdirect Bank AG	2,306
153	Demag Cranes AG	8,471
321	Deutsche Euroshop AG	13,654
299	Deutsche Wohen AG	7,355
1,382	Deutz AG*	15,148
445	Douglas Holding AG	23,625
199	Draegerwerk AG & Co. KGaA*	13,428
109	Duerr AG*	4,740
85	ElringKlinger AG	10,058
1,047	Epcos AG	16,041
76	Fielmann AG*	5,632
696	Freenet AG	11,855
77	Fuchs Petrolub AG*	8,356
81	GFK AG	3,689
377	Gildemeister AG	11,105
140	Indus Holding AG	4,974
46	Interseroh AG zur Verwertung von Sekundaerrohstoffen*	4,089
471	IVG Immobilien AG	11,865
792	Jenoptik AG*	7,263
235	Kloeckner & Co. AG	12,864
88	Kloeckner-Werke AG	2,124
318	Koenig & Bauer AG*	10,397
108	Krones AG	9,177
383	KUKA AG*	14,096
353	Leoni AG	18,862
343	Medion AG*	6,878
519	MLP AG	8,686
63	MPC Muenchmeyer Petersen Capital AG	4,316
326	MTU Aero Engines Holding AG*	14,963
122	MVV Energie AG	5,888
597	Norddeutsche Affinerie AG	25,206
179	Pfleiderer AG*	3,807
823	Praktiker Bau- und Heimwerkermaerkte AG	17,849
334	Premiere AG*	7,020
29	Puma AG Rudolf Dassler Sport	10,329
19	Rational AG*	4,201
314	Rhoen Klinikum AG	9,494
269	SGL Carbon AG*	18,347
138	Sixt AG	6,712
96	Software AG	6,379
127	Solarworld AG	6,835
245	Stada Arzneimittel AG	16,634
464	Symrise AG	11,508
157	Takkt AG	3,016
270	United Internet AG*	5,788
61	Vossloh AG	8,827
163	Wincor Nixdorf AG	12,470
		503,369

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Small-Mid Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Gibraltar—0.0%
6,176	PartyGaming PLC*	$2,952
	Greece—2.3%
2,450	Agricultural Bank of Greece	10,756
637	Athens Water Supply & Sewage (The) Co. S.A.	10,634
796	Attica Holdings S.A.	5,781
94	Babis Vovos International Construction S.A.*	2,849
876	Elval Aluminium Process Co.	3,119
514	Emporiki Bank of Greece S.A.*	15,403
224	Hellenic Duty Free Shops S.A.	3,943
694	Hellenic Technodomiki Tev S.A.	8,585
394	Heracles General Cement Co.	10,298
1,314	Intracom Holdings S.A.	4,717
402	Intralot SA-Integrated Lottery Systems & Services	8,039
616	Motor Oil (Hellas) Corinth Refineries S.A.	14,150
123	Mytilineos Holdings S.A.	1,731
488	Piraeus Bank S.A.	16,524
646	Sidenor Steel Products Manufacturing Co. S.A.	10,603
4,536	Technical Olympic S.A.* (a)(b)	4,237
261	Titan Cement Co. S.A.	11,612
963	Viohalco	11,772
		154,753
	Guernsey—0.1%
3,536	HSBC Infrastructure Co. Ltd.	8,707
	Ireland—2.5%
1,276	AER Lingus*	3,557
2,092	C&C Group PLC	14,227
566	DCC PLC	12,941
226	FBD Holdings PLC	8,976
12,382	Fyffes PLC	17,157
1,135	Glanbia PLC	8,748
1,851	Grafton Group PLC	14,776
1,535	Greencore Group PLC	9,058
621	Iaws Group PLC	15,604
5,402	Independent News & Media PLC	16,008
635	Kerry Group PLC, Class A	19,588
843	Kingspan Group PLC	9,691
3,920	United Drug PLC	23,246
		173,577
	Italy—6.6%
658	ACEA SpA*	12,632
336	AcegasAps SpA	2,813
11,595	Alitalia SpA*	9,861
474	Ansaldo STS SpA	7,315
1,770	Arnoldo Mondadori Editore SpA	15,340
608	Astaldi SpA	5,064

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
887	Autostrada Torino-Milano SpA	$15,732
2,220	Banca Italease SpA*	23,671
598	Banca Popolare dell'Etruria e del Lazio	8,306
477	Banco di Desio e della Brianza SpA	5,004
9,254	Beni Stabili SpA*	10,337
272	Brembo SpA	3,457
1,014	Bulgari SpA	11,727
2,196	Caltagirone Editore SpA	13,481
373	Caltagirone SpA	3,010
789	Cementir Holding SpA	7,239
15,614	Cofide SpA	16,944
1,135	Credito Artigiano SpA	4,912
689	Credito Emiliano SpA	9,123
2,922	Cremonini SpA	13,530
589	Danieli & Co. Rnc SpA	13,834
95	Danieli & Co. SpA	3,416
1,038	Davide Campari-Milano SpA*	9,337
389	ERGO Previdenza SpA	2,511
324	Esprinet SpA*	3,525
112	Fastweb	3,435
4,058	Gemina SpA	5,723
173	Geox SpA	2,477
1,298	Gruppo Coin SpA*	8,458
2,782	Gruppo Editoriale L'Espresso SpA	9,714
3,111	IMMSI SpA	4,296
3,330	Impregilo SpA*	19,983
964	Indesit Co. SpA	11,538
949	Interpump Group SpA	8,372
3,129	Iride SpA	9,551
4,268	KME Group SpA*	6,901
601	Marazzi Group SpA	4,781
353	MARR SpA*	3,708
393	Permasteelisa SpA	8,325
2,097	Piaggio & C. SpA	4,676
1,302	Piccolo Credito Valtellinese Scarl	15,398
272	Pirelli & C Real Estate SpA	8,136
5,671	RCS MediaGroup SpA*	19,885
759	Recordati SpA	5,517
762	Risanamento SpA*	2,054
4,256	Safilo Group SpA*	11,706
50,288	Seat Pagine Gialle SpA	9,684
446	Societa Iniziative Autostradali e Servizi SpA	5,571
546	Sogefi SpA	2,706
3,045	Sorin SpA*	5,104
50,017	Telecom Italia Media SpA*	11,200
2,242	Tiscali SpA*	8,719
56	Tod's SpA	3,354
		453,093

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Small-Mid Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Liechtenstein—0.3%
103	Liechtenstein Landesbank	$8,934
47	Verwalt & Privat-Bank AG	11,758
		20,692
	Luxembourg—0.3%
3,366	COLT Telecom Group S.A.*	11,210
272	GAGFAH S.A.	4,688
2,296	Logwin AG*	6,478
		22,376
	Netherlands—6.1%
695	Aalberts Industries N.V.	14,891
120	Arcadis N.V.	7,217
479	ASM International N.V.	11,163
241	Boskalis Westminster CVA*	14,283
445	Draka Holding	15,799
425	Eurocommercial Properties N.V. CVA	24,297
256	Fugro N.V. CVA	22,686
731	Gemalto N.V.*	23,401
603	Heijmans N.V. CVA	24,360
778	Imtech N.V.	21,549
130	KAS Bank N.V. CVA	5,455
149	Koninklijke Vopak N.V.	10,123
1,569	Koninklijke Wessanen N.V.	20,478
199	Macintosh Retail Group N.V.	5,327
422	Nieuwe Steen Investments Funds N.V.	12,175
1,517	OCE N.V.	22,693
613	OPG Groep N.V. CVA	16,374
398	Qiagen N.V.*	8,929
920	SBM Offshore N.V.	34,964
187	Sligro Food Group N.V.	8,695
76	Smit Internationale N.V.*	8,779
2,598	Super De Boer*	17,051
223	Ten Cate N.V.	8,061
82	TomTom N.V.*	2,825
559	USG People N.V.*	12,812
332	Vastned Offices/Industrial N.V.	10,873
193	Vastned Retail N.V.	19,447
1,310	Wavin N.V.	16,042
		420,749
	Norway—3.6%
494	Acergy S.A.	12,071
2,000	Acta Holding ASA*	7,137
1,118	Aker Yards A/S	14,611
578	BW Gas ASA	4,960
817	Cermaq ASA*	9,295
549	Ekornes ASA	9,875
68	Fred Olsen Energy ASA*	4,280
218	Golar LNG Ltd.	4,393
22,000	Marine Harvest*	14,380
1,264	Odfjell SE, Class B*	16,898

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
958	Petroleum Geo-Services ASA	$25,673
1,606	ProSafe SE	27,551
150	Renewable Energy Corp A/S*	5,055
433	Schibsted ASA	12,926
100	Solstad Offshore ASA	2,632
1,006	Sparebank 1 SR Bank	9,880
949	Sparebanken 1 SMN	9,553
443	Stolt-Nielsen S.A.	9,808
350	Subsea 7, Inc.*	9,099
500	Tandberg ASA	8,417
488	TGS Nopec Geophysical Co. ASA*	7,791
994	Tomra Systems ASA	7,090
1,203	Veidekke ASA*	10,718
150	Wilh Wilhelmsen ASA, Class A	4,990
		249,083
	Portugal—1.0%
973	Banif, SGPS S.A.	4,631
893	Mota Engil, SGPS S.A.	7,917
2,649	PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS S.A.	35,258
786	SAG GEST-Solucoes Automovel Globais, SGPS S.A.	2,897
623	Semapa - Sociedade de Investimento e Gestao, SGPS S.A.	8,693
1,335	Sonae Industria-SGPS S.A.*	9,273
		68,669
	Spain—4.9%
236	Abengoa S.A.	7,268
574	Antena 3 de Television S.A.	6,979
138	Banco de Valencia S.A.	7,697
547	Banco Guipuzcoano S.A.	8,776
1,132	Banco Pastor S.A.	17,751
211	Bolsas y Mercados Espanoles	10,503
355	Campofrio Alimentacion S.A.*	5,630
84	Cementos Portland Valderrivas S.A.	8,199
147	Cia de Distribucion Integral Logista S.A.	11,975
230	Cie Automotive S.A.	2,157
586	Cintra Concesiones de Infraestructuras de Transporte S.A.	9,019
206	Corp. Financiera Alba	14,301
1,199	Ebro Puleva S.A.	24,674
519	Gamesa Corporacion Tecnologica S.A.*	24,988
341	Grifols S.A.	9,461
306	Grupo Catalana Occidente S.A.	11,584
1,055	Grupo Empresarial Ence S.A.	9,832
678	Iberdrola Renovables*	4,908
492	Indra Sistemas S.A.	13,328
3,253	Inmobiliaria Colonial S.A.*	4,778
4,949	La Seda de Barcelona S.A., Class B	9,605
1,374	NH Hoteles S.A.*	22,425

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Small-Mid Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
464	Obrascon Huarte Lain S.A.	$18,656
124	Parquesol Inmobiliaria y Proyectos S.A.*	3,294
77	Pescanova S.A.*	4,195
717	Promotora de Informaciones S.A.	12,507
174	Prosegur Cia de Seguridad S.A.	7,484
152	Sogecable S.A.*	6,583
510	Sol Melia S.A.*	7,105
366	SOS Cuetara S.A.*	7,799
504	Uralita S.A.	4,756
391	Vocento S.A.	7,173
399	Zardoya Otis S.A.	11,124
		336,514
	Sweden—5.5%
276	AarhusKarlshamn AB*	7,816
371	Alfa Laval AB	24,163
333	Axfood AB	10,673
800	Bilia AB, Class A	8,423
1,163	Billerud AB	12,603
1,336	Brostrom AB, Class B	9,153
319	Cardo AB	8,602
1,188	Castellum AB	13,250
914	D Carnegie AB	11,677
2,472	Eniro AB*	16,019
2,085	Fabege AB	19,397
843	Getinge AB, Class B	21,371
555	Hakon Invest AB	11,048
451	Haldex AB	8,485
642	Hexagon AB, Class B*	11,563
436	Hoganas AB, Class B	9,769
705	Hufvudstaden AB, Class A	6,926
513	JM AB	8,412
1,630	Kungsleden AB	16,189
300	Lindab International AB*	7,416
947	Lundin Petroleum AB*	13,145
203	Modern Times Group AB, Class B	14,807
895	Nobia AB	5,821
617	Oresund Investment AB	12,316
800	PA Resources AB*	8,346
1,007	Peab AB	8,629
736	Ratos AB, Class B	25,532
500	Saab AB, Class B	14,181
2,500	Securitas Systems AB, Class B	6,295
1,000	Swedish Match AB	21,763
357	Wallenstam Byggnads AB, Class B	6,920
		380,710
	Switzerland—7.6%
112	Actelion Ltd.*	5,594
21	AFG Arbonia-Forster Holding	6,540
36	Allreal Holding AG	4,649
2	Bank Sarasin & Cie AG, Class B	9,094

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
20	Banque Cantonale Vaudoise	$7,858
11	Barry Callebaut AG	8,113
172	Basler Kantonalbank	19,027
2	Bell Holding AG	3,582
46	Bucher Industries AG	12,659
99	Charles Voegele Holding AG	8,066
1	Conzzeta Holding AG*	2,304
40	Daetwyler Holding AG*	2,857
129	EFG International	4,083
29	Emmi AG*	3,908
143	EMS-Chemie Holding AG	21,199
4	Energiedienst Holding AG*	2,643
14	Financiere Tradition*	2,631
15	Flughafen Zuerich AG	6,534
25	Forbo Holding AG	12,551
23	Galenica AG*	7,239
175	Geberit AG	26,738
44	Georg Fischer AG	23,820
274	Implenia AG*	8,910
4	Jelmoli Holding AG	10,410
23	Kaba Holding AG, Class B	7,159
25	Kuoni Reisen Holding AG	14,405
2	Lindt & Spruengli AG*	6,116
728	Logitech International S.A.*	21,884
199	Lonza Group AG	26,817
16	Luzerner Kantonalbank*	4,073
1,357	Micronas Semiconductor Holding*	10,336
360	Nobel Biocare Holding AG	12,887
32	OC Oerlikon Corp. AG*	10,934
120	Panalpina Welttransport Holding AG*	15,013
253	PSP Swiss Property AG*	15,583
35	PubliGroupe AG	10,098
59	Rieter Holding AG	21,799
113	Schmolz + Bickenbach AG	9,642
14	Schweizerische National- Versicherungs-Gesellschaft*	11,195
6	Sika AG	10,298
177	Sonova Holding AG	14,778
15	St. Galler Kantonalbank	7,042
16	Straumann Holding AG	4,242
180	Sulzer AG	23,366
123	Swiss Prime Site AG*	7,639
62	Valora Holding AG	15,400
283	Vontobel Holding AG	10,627
		512,342
	United Kingdom—29.6%
5,313	Aberdeen Asset Management PLC	14,796
617	Admiral Group PLC	10,552
1,706	Aga Foodservice Group PLC	9,574
1,121	Aggreko PLC	13,010
6,614	ARM Holdings PLC	13,078
729	Ashmore Group PLC	4,102

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Small-Mid Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
10,355	Ashtead Group PLC	$12,325
497	Atkins WS PLC	10,363
16,057	Avis Europe PLC*	7,515
961	Babcock International Group	11,184
8,016	BBA Aviation PLC	24,790
1,721	Benfield Group Ltd.	8,933
1,168	Berkeley Group Holdings PLC	21,582
602	Big Yellow Group PLC	4,668
4,299	Bodycote International PLC	20,447
1,850	Bovis Homes Group PLC	16,912
2,549	Britvic PLC	16,684
3,989	Brixton PLC	23,407
1,283	BSS Group PLC	9,832
2,751	Burberry Group PLC	26,153
177	Cairn Energy PLC*	10,936
1,364	Capital & Regional PLC	11,644
3,175	Carillion PLC	22,703
745	Carpetright PLC	10,809
5,062	Cattles PLC	23,830
947	Charter PLC	16,736
4,190	Chaucer Holdings PLC	7,427
1,033	CLS Holdings PLC*	7,075
7,832	Cobham PLC	33,976
4,476	Computacenter PLC	16,956
1,761	Cookson Group PLC	24,595
814	Croda International PLC	10,832
1,663	CSR PLC*	12,949
59	Daejan Holdings PLC	3,175
2,141	Dairy Crest Group PLC	17,058
348	Dana Petroleum PLC*	11,844
2,455	Davis Service Group (The) PLC	22,995
1,022	De La Rue PLC	17,217
15,544	Debenhams PLC	19,640
406	Derwent London PLC	10,704
7,856	Dimension Data Holdings PLC	7,317
9,183	DS Smith PLC	23,548
3,547	Enodis PLC	16,948
676	Eurocastle Investment Ltd.	8,138
326	Euromoney Institutional Investor PLC	2,323
370	Expro International Group PLC	11,124
2,058	F&C Asset Management PLC	6,959
1,347	Fenner PLC	6,683
2,272	Filtrona PLC	6,773
982	Findel PLC	5,502
15,125	FKI PLC	25,934
277	Forth Ports PLC	11,901
8,848	Galiform PLC*	11,901
8,296	Galliford Try PLC	8,932
2,239	Game Group PLC	12,116
2,274	GCAP Media PLC	9,890
566	Go-Ahead Group PLC	18,391

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
842	Grainger PLC	$5,963
1,850	Great Portland Estates PLC	16,681
2,057	Greene King PLC	20,877
108	Greggs PLC	9,815
2,614	Halfords Group PLC	14,507
3,009	Halma PLC	12,680
1,167	Headlam Group PLC	9,220
5,853	Henderson Group PLC	14,033
3,796	HMV Group PLC	10,023
671	Holidaybreak PLC	6,569
904	Hunting PLC	15,844
3,652	Informa PLC	24,808
1,685	Inmarsat PLC	15,330
669	Intermediate Capital Group PLC	20,593
1,684	Interserve PLC	16,070
681	Intertek Group PLC	13,029
5,662	Invensys PLC	33,265
5,239	Invista Foundation Property Trust Ltd.	7,007
1,965	Jardine Lloyd Thompson Group PLC	14,272
5,313	JJB Sports PLC	11,929
902	John Menzies PLC	10,254
1,644	John Wood Group PLC	13,908
5,546	Johnston Press PLC	13,550
10,209	Kcom Group PLC	9,705
819	Keller Group PLC	10,915
579	Kier Group PLC	13,463
1,327	Laird Group PLC	13,036
485	London Stock Exchange Group PLC	10,268
3,929	Lookers PLC	6,902
1,720	Luminar Group Holdings PLC	10,885
175	Mapeley Ltd.	4,377
2,039	Marshalls PLC	9,343
5,163	Marston's PLC	20,251
4,556	Mcbride PLC	9,426
3,675	Meggitt PLC	21,475
2,293	Melrose PLC	7,508
1,719	Melrose Plc Rights	715
1,731	Michael Page International PLC	9,814
1,824	Millennium & Copthorne Hotels PLC	14,450
2,776	Minerva PLC*	5,346
6,141	Misys PLC	18,920
2,327	Mitie Group	10,577
2,326	Morgan Crucible Co.	10,185
427	Morgan Sindall PLC	8,495
1,821	N Brown Group PLC	8,854
12,528	Northern Foods PLC	21,442
1,314	Northgate PLC	15,351
5,937	Paragon Group of Cos. PLC	11,725
44,416	Pendragon PLC	34,366
651	Petrofac Ltd.	7,556
4,347	Premier Farnell PLC	15,218

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Small-Mid Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
10,824	Premier Foods PLC	$27,655
366	Premier Oil PLC*	11,124
1,768	PZ Cussons PLC	6,460
3,417	QinetiQ PLC	13,042
1,345	Quintain Estates & Development PLC	10,771
3,345	Redrow PLC	16,985
3,302	Regus Group PLC	5,997
278	Renishaw PLC	4,132
2,726	Restaurant Group PLC	7,667
427	Robert Wiseman Dairies PLC	4,241
377	Rotork PLC	7,960
2,182	RPC Group PLC	8,561
1,384	Savills PLC	7,398
2,421	Serco Group PLC	21,004
1,140	Shaftesbury PLC	12,073
2,569	Shanks Group PLC	12,620
1,243	SIG PLC	18,413
4,893	Smiths News PLC	9,815
1,095	Southern Cross Healthcare Ltd.	7,312
887	Spectris PLC	13,330
571	Spirax-Sarco Engineering PLC	12,317
4,174	Sports Direct International PLC	9,724
1,036	SSL International PLC	9,386
2,248	St. Ives Group PLC	10,495
1,212	St. James's Place PLC	6,275
694	St. Modwen Properties PLC	6,204
6,069	Stagecoach Group PLC	30,612
3,894	Taylor Nelson Sofres PLC	15,521
1,826	TDG PLC	8,296
4,639	Thus Group PLC*	11,341
5,996	TT electronics PLC	13,780
1,522	Tullett Prebon PLC	13,053
1,658	Tullow Oil PLC	24,666
931	UK Coal PLC	8,365
310	Ultra Electronics Holdings	7,867
3,662	Uniq PLC	7,770
1,092	Unite Group PLC	6,246
723	Venture Production PLC	10,575
987	VT Group PLC	13,172
858	Warner Estate Holdings PLC	4,402
1,160	Weir Group (The) PLC	18,998
2,294	Wetherspoon (J.D.) PLC	12,302
2,265	WH Smith PLC	19,067
2,149	Wincanton PLC	14,647
137,341	Woolworths Group PLC	31,281
1,733	Workspace Group PLC	7,775
2,277	Yule Catto & Co. PLC	7,188
		2,026,068
	Total Common Stocks and Other Equity Interests (Cost $7,059,815)	6,771,242

Number of Shares		Value
	Preferred Stocks—0.6%
	Germany—0.6%
43	Fuchs Petrolub AG*	$4,414
200	Hugo Boss AG	10,391
491	Jungheinrich AG*	16,665
287	Sixt AG*	11,792
	Total Preferred Stocks (Cost $46,392)	43,262
	Rights—0.0%
	Spain—0.0%
138	Banco de Valencia Rights, expiring 05/05/08* (Cost $0)	153
	Sweden—0.0%
513	JM AB Rights, expiring 06/02/2008* (Cost $0)	432
	Total Rights (Cost $0)	585
	Money Market Fund—0.7%
47,987	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $47,987)	47,987
	Total Investments(c) (Cost $7,154,194)—99.6%	6,863,076
	Other assets less liabilities—0.4%	24,432
	Net Assets—100.0%	$6,887,508

*  Non-income producing security.

(a)  Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of this security at April 30, 2008 was $4,237, which represented 0.1% of the Fund's Net Assets. See Note 2A.

(b)  Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of this security considered illiquid at April 30, 2008 was $4,237, which represented 0.1% of the Fund's Net Assets.

(c) In accordance with the procedures established by the Board of Trustees, 516 out of 599 foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2008 was $5,987,945 which represented 86.9% of the Fund's Net Assets. See Note 2A.

See Notes to Financial Statements.

Schedule of Investments

PowerShares FTSE RAFI International Real Estate Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.5%
	Australia—22.0%
4,681	Australand Property Group	$7,251
45,581	Centro Properties Group	19,755
7,129	CFS Retail Property Trust	14,998
14,551	Commonwealth Property Office Fund	19,210
13,974	Dexus Property Group	23,100
2,724	FKP Property Group	9,123
5,102	Goodman Group	21,642
12,974	GPT Group	40,710
6,765	ING Industrial Fund	13,277
11,100	ING Office Fund	14,577
6,315	Lend Lease Corp. Ltd.	73,811
11,175	Macquarie CountryWide Trust	14,616
16,705	Macquarie DDR Trust	9,172
17,099	Macquarie Office Trust	16,477
6,806	Mirvac Group	26,860
7,721	Stockland	52,525
8,358	Westfield Group	143,449
		520,553
	Austria—1.8%
497	Immoeast AG*	5,016
2,067	Immofinanz AG	22,758
1,102	Meinl European Land Ltd.*	14,329
		42,103
	Belgium—0.9%
98	Befimmo S.C.A. Sicafi	11,592
51	Cofinimmo	10,897
		22,489
	Canada—10.2%
271	Boardwalk REIT	10,737
2,761	Brookfield Asset Management, Inc., Class A	90,060
1,462	Brookfield Properties Corp.	29,295
518	Calloway REIT	10,889
560	Canadian Apartment Properties REIT	9,347
348	Canadian REIT	9,537
885	Chartwell Seniors Housing REIT	8,480
1,304	Extendicare REIT	14,631
164	First Capital Realty, Inc.	3,635
333	FirstService Corp.*	8,071
801	H&R REIT	15,565
951	InnVest REIT	9,084
1,108	RioCan REIT	23,071
		242,402
	China—1.2%
4,000	Agile Property Holdings Ltd.	5,542
3,000	Country Garden Holdings Co.	2,556
3,500	Greentown China Holdings Ltd.	4,085
1,600	Guangzhou R&F Properties Co. Ltd., H-Shares	4,568
2,500	Shimao Property Holdings Ltd.*	4,970

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,500	Shui On Land Ltd.	$3,478
2,000	Yanlord Land Group Ltd.*	3,465
		28,664
	Finland—0.3%
562	Sponda Oyj	6,956
	France—5.4%
75	Fonciere Des Regions	11,347
51	Gecina S.A.	7,157
206	Klepierre	12,421
267	Nexity*	11,853
61	Societe Immobiliere de Location pour l'Industrie et le Commerce	8,668
300	Unibail-Rodamco	76,824
		128,270
	Germany—0.3%
314	IVG Immobilien AG	7,910
	Guernsey—0.2%
1,992	F&C Commercial Property Trust Ltd.	3,856
	Hong Kong—15.4%
8,000	Champion REIT	4,111
3,000	Cheung Kong Holdings Ltd.	46,850
4,000	China Overseas Land & Investment Ltd.	8,404
2,000	China Resources Land Ltd.	4,125
4,000	Chinese Estates Holdings Ltd.	6,291
42,000	Guangzhou Investment Co. Ltd.	9,377
4,000	Hang Lung Group Ltd.	21,522
5,000	Hang Lung Properties Ltd.	20,295
95,000	Henderson Investment Ltd.	10,979
3,000	Henderson Land Development Co. Ltd.	22,945
5,000	Hongkong Land Holdings Ltd.	22,697
3,000	Hopewell Holdings Ltd.	13,053
4,000	Hopson Development Holdings Ltd.	8,576
3,000	Hysan Development Co. Ltd.	8,701
1,500	Kerry Properties Ltd.	10,154
2,000	Kowloon Development Co. Ltd.	4,432
6,500	Link (The) REIT	15,558
4,800	New World China Land Ltd.	3,589
11,000	New World Development Co. Ltd.	28,422
13,000	Pacific Century Premium Developments Ltd.	4,872
8,000	Shenzhen Investment Ltd.	4,361
4,000	Sino Land Co. Ltd.	10,085
4,000	Sun Hung Kai Properties Ltd.	69,892
2,000	Wheelock & Co. Ltd.	6,279
		365,570
	Israel—0.2%
423	Gazit Globe Ltd.	4,466

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI International Real Estate Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Italy—1.0%
5,655	Beni Stabili SpA*	$6,317
5,706	IMMSI SpA	7,880
214	Pirelli & C Real Estate SpA	6,401
1,106	Risanamento SpA*	2,981
		23,579
	Japan—19.6%
600	Arnest One Corp.	1,981
400	Atrium Co. Ltd.	6,123
4,000	Daikyo, Inc.	9,034
160	Goldcrest Co. Ltd.	4,613
400	Iida Home Max	2,241
800	Japan General Estate (The) Co. Ltd.	7,517
700	Joint Corp.	5,257
400	Meiwa Estate Co. Ltd.	2,966
3,000	Mitsubishi Estate Co. Ltd.	86,807
5,000	Mitsui Fudosan Co. Ltd.	125,714
600	Nomura Real Estate Holdings, Inc.	12,149
5	NTT Urban Development Corp.	7,719
11	Pacific Management Corp.	7,224
60	Sumitomo Real Estate Sales Co. Ltd.	2,491
4,000	Sumitomo Realty & Development Co. Ltd.	99,760
2,000	Tokyo Tatemono Co. Ltd.	17,373
100	Tokyu Community Corp.	2,174
5,000	Tokyu Land Corp.	37,217
600	Touei Housing Corp.	3,865
4,000	Towa Real Estate Development Co. Ltd.	5,049
1,400	Urban Corp.	7,684
1,000	Yuraku Real Estate Co. Ltd.	3,302
12	Zephyr Co. Ltd.	5,475
		463,735
	Luxembourg—0.4%
183	GAGFAH S.A.	3,154
326	ProLogis European Properties	5,286
		8,440
	Netherlands—3.0%
260	Corio N.V.*	24,096
182	Eurocommercial Properties N.V. CVA	10,405
339	Nieuwe Steen Investments Funds N.V.	9,780
108	Vastned Retail N.V.	10,882
124	Wereldhave N.V.	15,636
		70,799
	Philippines—0.2%
14,000	Ayala Land, Inc.	3,246
12,100	SM Prime Holdings, Inc.	2,061
		5,307
	Singapore—3.6%
8,000	Ascendas REIT	15,254
4,000	Capitaland Ltd.	20,135

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,000	CapitaMall Trust	$15,423
1,000	Guocoland Ltd.	2,149
1,000	Keppel Land Ltd.	4,485
10,000	Suntec REIT	11,147
2,000	UOL Group Ltd.	5,580
4,000	Wheelock Properties S Ltd.	5,984
4,000	Wing Tai Holdings Ltd.	5,899
		86,056
	South Africa—1.5%
3,090	ApexHi Properties Ltd., Class A	5,281
3,090	ApexHi Properties Ltd., Class B	6,390
12,942	Fountainhead Property Trust	9,586
8,636	Growthpoint Properties Ltd.	14,616
		35,873
	Spain—0.3%
1,765	Inmobiliaria Colonial S.A.*	2,592
48	Metrovacesa S.A.	5,193
		7,785
	Sweden—1.9%
900	Castellum AB	10,038
1,300	Fabege AB	12,093
400	Hufvudstaden AB, Class A	3,930
500	JM AB	8,199
1,000	Kungsleden AB	9,932
		44,192
	Switzerland—0.9%
208	PSP Swiss Property AG*	12,811
124	Swiss Prime Site AG*	7,702
		20,513
	United Kingdom—9.2%
520	British Land Co. PLC	8,596
1,838	Brixton PLC	10,785
839	Grainger PLC	5,942
929	Great Portland Estates PLC	8,377
1,066	Hammerson PLC	21,141
1,273	Helical Bar PLC	8,522
2,703	Land Securities Group PLC	81,875
1,684	Liberty International PLC	32,461
154	Mapeley Ltd.	3,852
1,690	Savills PLC	9,034
2,598	Segro PLC	23,565
1,895	UK Commercial Property Trust Ltd.	2,871
		217,021
	Total Common Stocks and Other Equity Interests (Cost $2,398,518)	2,356,539

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI International Real Estate Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Rights—0.0%
	Sweden—0.0%
500	JM AB Rights, expiring 06/03/08* (Cost $0)	$421
	Money Market Fund—0.5%
10,563	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $10,563)	10,563
	Total Investments(a) (Cost $2,409,081)—100.0%	2,367,523
	Other assets less liabilities—0.0%	193
	Net Assets—100.0%	$2,367,716

REIT Real Estate Investment Trust.

*  Non-income producing security.

(a)  In accordance with the procedures established by the Board of Trustees, 124 out of 146 foreign securities is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2008 was $2,068,717, which represented 87.4% of the Fund's Net Assets. See Note 2A.

See Notes to Financial Statements.

Schedule of Investments

PowerShares FTSI RAFI Japan Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Consumer Discretionary—22.9%
300	Aisin Seiki Co. Ltd.	$10,420
200	Aoyama Trading Co. Ltd.	4,507
200	Benesse Corp.	8,803
2,000	Bosch Corp.	11,425
1,600	Bridgestone Corp.	29,073
1,000	Calsonic Kansei Corp.	4,268
400	Canon Marketing Japan, Inc.	7,731
400	Casio Computer Co. Ltd.	5,932
1,850	Daiei (The), Inc*	15,861
100	Daito Trust Construction Co. Ltd.	4,631
1,000	Daiwa House Industry Co. Ltd.	11,205
600	Denso Corp.	20,725
3	Dentsu, Inc.	6,861
400	EDION Corp.	4,034
100	Fast Retailing Co. Ltd.	9,262
3,000	Fuji Heavy Industries Ltd.	12,803
3	Fuji Television Network, Inc.	4,880
100	Funai Electric Co. Ltd.	3,713
1,000	H2O Retailing Corp.	7,215
110	Hakuhodo DY Holdings, Inc.	6,599
4,000	Haseko Corp.	5,741
700	Heiwa Corp.	7,140
3,100	Honda Motor Co. Ltd.	97,885
780	Isetan Mitsukoshi Holdings Ltd.*	8,158
2,000	Isuzu Motors Ltd.	9,664
400	Izumi Co. Ltd.	6,541
1,000	J Front Retailing Co. Ltd.	6,574
300	Kanto Auto Works Ltd.	4,019
200	Makita Corp.	6,851
600	Marui Group Co. Ltd.	5,925
4,000	Matsushita Electric Industrial Co. Ltd.	93,580
3,000	Mazda Motor Corp.	12,917
9,000	Mitsubishi Motors Corp.*	14,123
400	Namco Bandai Holdings, Inc.	4,983
1,000	NHK Spring Co. Ltd.	7,148
20	Nippon Television Network Corp.	2,750
7,400	Nissan Motor Co. Ltd.	65,284
500	NOK Corp.	9,856
100	Oriental Land Co. Ltd.	5,932
600	Pioneer Corp.	5,902
100	Sankyo Co. Ltd.	5,980
6,000	Sanyo Electric Co. Ltd.*	14,869
500	Sega Sammy Holdings, Inc.	6,014
1,000	Sekisui Chemical Co. Ltd.	7,243
1,000	Sekisui House Ltd.	9,463
1,000	Sharp Corp.	16,716
100	Shimamura Co. Ltd.	8,832
100	Shimano, Inc.	4,526
1,800	Sony Corp.	82,327

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
400	Stanley Electric Co. Ltd.	$10,085
1,200	Sumitomo Forestry Co. Ltd.	8,462
900	Sumitomo Rubber Industries Ltd.	7,845
700	Suzuki Motor Corp.	17,616
200	Takata Corp.	4,392
400	Toho Co. Ltd.	9,109
100	Tokyo Broadcasting System, Inc.	2,636
3,000	Toyobo Co. Ltd.	6,286
100	Toyoda Gosei Co. Ltd.	3,617
200	Toyota Auto Body Co. Ltd.	3,980
100	Toyota Boshoku Corp.	2,842
300	Toyota Industries Corp.	10,363
4,500	Toyota Motor Corp.	226,915
3	TV Asahi Corp.	4,449
3,000	Victor Co. of Japan Ltd.	7,291
110	Yamada Denki Co. Ltd.	9,357
300	Yamaha Corp.	5,870
300	Yamaha Motor Co. Ltd.	5,755
2,000	Yokohama Rubber (The) Co. Ltd.	10,181
		1,083,942
	Consumer Staples—5.1%
2,200	Aeon Co. Ltd.	31,934
1,000	Ajinomoto Co., Inc.	10,009
700	Asahi Breweries Ltd.	13,664
400	Coca-Cola West Holdings Co. Ltd.	8,975
100	FamilyMart Co. Ltd.	3,473
400	House Foods Corp.	6,185
5	Japan Tobacco, Inc.	24,208
1,000	Kirin Holdings Co. Ltd.	17,702
200	Lawson, Inc.	8,592
1,000	Lion Corp.	4,679
1,000	Meiji Dairies Corp.	6,095
1,000	Meiji Seika Kaisha Ltd.	5,081
1,000	Nichirei Corp.	4,698
500	Nisshin Seifun Group, Inc.	5,330
100	Nissin Food Products Co. Ltd.	3,492
500	Q.P. Corp.	4,985
200	Ryoshoku Ltd.	3,739
1,000	Sapporo Holdings Ltd.	7,387
1,500	Seven & I Holdings Co. Ltd.	44,351
100	Unicharm Corp.	6,928
1,000	UNY Co. Ltd.	9,798
300	Yakult Honsha Co. Ltd.	7,951
		239,256
	Energy—2.0%
4,000	Cosmo Oil Co. Ltd.	13,204
100	Idemitsu Kosan Co. Ltd.	8,478
100	Japan Petroleum Exploration Co. Ltd.	6,880
3,000	Nippon Mining Holdings, Inc.	18,457

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSI RAFI Japan Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,000	Nippon Oil Corp.	$34,111
500	Showa Shell Sekiyu K.K.	5,244
1,000	TonenGeneral Sekiyu K.K.	8,583
		94,957
	Financials—18.4%
1,000	77 Bank (The) Ltd.	5,923
270	Acom Co. Ltd.	8,319
300	Aiful Corp.	5,856
2,000	Aioi Insurance Co. Ltd.	12,535
3,000	Aozora Bank Ltd.	9,186
1,000	Bank of Yokohama (The) Ltd.	7,291
700	Century Leasing System, Inc.	5,767
1,000	Chiba Bank (The) Ltd.	7,837
2,000	Chuo Mitsui Trust Holdings, Inc.	14,142
301	Citigroup, Inc. (United States)	7,589
300	Credit Saison Co. Ltd.	8,038
2,000	Daiwa Securities Group, Inc.	19,730
2,000	Fuji Fire & Marine Insurance (The) Co. Ltd.	6,449
200	Fuyo General Lease Co. Ltd.	6,162
1,000	Gunma Bank (The) Ltd.	7,951
1,000	Hachijuni Bank (The) Ltd.	6,564
2,000	Hiroshima Bank (The) Ltd.	10,946
400	Hitachi Capital Corp.	5,883
2,000	Hokuhoku Financial Group, Inc.	6,315
300	IBJ Leasing Co. Ltd.	5,554
2,000	Joyo Bank (The) Ltd.	11,291
500	Leopalace21 Corp.	8,784
1,000	Millea Holdings, Inc.	42,197
13,515	Mitsubishi UFJ Financial Group, Inc.	147,941
240	Mitsubishi UFJ Lease & Finance Co. Ltd.	11,712
1,000	Mitsubishi UFJ Nicos Co. Ltd.	3,808
1,000	Mitsui Fudosan Co. Ltd.	25,069
900	Mitsui Sumitomo Insurance Group Holdings, Inc.*	35,652
14	Mizuho Financial Group, Inc.	72,338
1,000	Mizuho Trust & Banking Co. Ltd.	1,646
1,000	NIPPONKOA Insurance Co. Ltd.	9,693
1,000	Nissay Dowa General Insurance Co. Ltd.	5,798
2,800	Nomura Holdings, Inc.	48,439
2,500	Orient Corp.	5,071
160	ORIX Corp.	28,721
300	Promise Co. Ltd.	9,444
3	Resona Holdings, Inc.	5,741
300	Ricoh Leasing Co. Ltd.	5,942
1,000	San-in Godo Bank (The) Ltd.	8,803
1	Sapporo Hokuyo Holdings, Inc.	8,028
40	SFCG Co. Ltd.	4,229
1,000	Shinko Securities Co. Ltd.	3,397
1,000	Shinsei Bank Ltd.	4,382
1,000	Shizuoka Bank (The) Ltd.	12,190
2,000	Sompo Japan Insurance, Inc.	22,141

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
12	Sumitomo Mitsui Financial Group, Inc.	$102,765
2,000	Sumitomo Trust & Banking (The) Co. Ltd.	17,893
350	T&D Holdings, Inc.	22,170
250	Takefuji Corp.	5,897
1,000	Tokyu Land Corp.	7,396
		866,615
	Health Care—2.6%
100	Alfresa Holdings Corp.	6,975
400	Astellas Pharma, Inc.	16,266
600	Chugai Pharmaceutical Co. Ltd.	8,302
500	Daiichi Sankyo Co. Ltd.	13,683
300	Eisai Co. Ltd.	10,564
1,000	Kyowa Hakko Kogyo Co. Ltd.	9,004
500	Mediceo Paltac Holdings Co. Ltd.	8,392
100	Ono Pharmaceutical Co. Ltd.	5,263
100	Suzuken Co. Ltd.	3,760
700	Takeda Pharmaceutical Co. Ltd.	36,771
100	Terumo Corp.	4,899
		123,879
	Industrials—18.7%
2,000	All Nippon Airways Co. Ltd.	7,808
1,000	Amada Co. Ltd.	8,267
1,000	Asahi Glass Co. Ltd.	11,855
3	Central Japan Railway Co.	29,279
1,000	Dai Nippon Printing Co. Ltd.	15,319
100	Daikin Industries Ltd.	4,956
5	East Japan Railway Co.	39,661
2,000	Ebara Corp.	7,195
100	Fanuc Ltd.	10,458
1,000	Fuji Electric Holdings Co. Ltd.	3,914
2,000	Fujikura Ltd.	8,746
2,000	Fukuyama Transporting Co. Ltd.	6,698
2,000	Furukawa Electric (The) Co. Ltd.	7,215
2,000	Hankyu Hanshin Holdings, Inc.	8,994
1,000	Hanwa Co. Ltd.	5,138
1,000	Hino Motors Ltd.	6,258
2,000	Hitachi Cable Ltd.	7,884
200	Hitachi Construction Machinery Co. Ltd.	6,277
200	Hitachi High-Technologies Corp.	3,952
3,000	IHI Corp.	6,430
2,000	ITOCHU Corp.	20,764
2,000	Japan Airlines Corp.	4,689
1,000	JFE Shoji Holdings, Inc.	7,712
600	JS Group Corp.	10,340
500	JTEKT Corp.	8,803
3,000	Kajima Corp.	9,989
1,000	Kamigumi Co. Ltd.	7,626
1,000	Kandenko Co. Ltd.	5,741
4,000	Kanematsu Corp.*	6,162
3,000	Kawasaki Heavy Industries Ltd.	7,693
1,000	Kawasaki Kisen Kaisha Ltd.	10,104

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSI RAFI Japan Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,000	Keihan Electric Railway Co. Ltd.	$8,765
1,000	Keihin Electric Express Railway Co. Ltd.	6,516
1,000	Keio Corp.	5,703
1,000	Keisei Electric Railway Co. Ltd.	5,464
1,000	Kinden Corp.	9,444
2,000	Kintetsu Corp.	6,851
600	Kokuyo Co. Ltd.	5,236
900	Komatsu Ltd.	27,127
1,000	Kubota Corp.	6,966
3,000	Marubeni Corp.	23,797
1,000	Minebea Co. Ltd.	6,057
1,500	Mitsubishi Corp.	47,937
3,000	Mitsubishi Electric Corp.	30,485
7,000	Mitsubishi Heavy Industries Ltd.	32,284
1,000	Mitsui & Co. Ltd.	23,347
2,000	Mitsui Engineering & Shipbuilding Co. Ltd.	6,487
1,000	Mitsui O.S.K. Lines Ltd.	13,692
2,000	Nagoya Railroad Co. Ltd.	6,373
500	NEC Leasing Ltd.	6,234
2,000	Nippon Express Co. Ltd.	10,985
1,000	Nippon Sheet Glass Co. Ltd.	4,555
1,000	Nippon Steel Trading Co. Ltd.	2,765
2,000	Nippon Yusen Kabushiki Kaisha	19,328
3,000	Nishimatsu Construction Co. Ltd.	6,746
2,000	Nishi-Nippon Railroad Co. Ltd.	7,023
1,000	NSK Ltd.	8,286
1,000	NTN Corp.	7,617
2,000	Obayashi Corp.	9,626
1,000	Odakyu Electric Railway Co. Ltd.	6,765
200	Secom Co. Ltd.	9,262
1,000	Seino Holdings Co. Ltd.	6,660
2,000	Shimizu Corp.	9,396
100	SMC Corp.	11,559
300	Sohgo Security Services Co. Ltd.	4,188
8,200	Sojitz Corp.	31,385
2,000	Sumikin Bussan Corp.	7,540
1,700	Sumitomo Corp.	22,724
1,100	Sumitomo Electric Industries Ltd.	14,083
1,000	Sumitomo Heavy Industries Ltd.	8,372
4,000	Taisei Corp.	10,525
1,000	Tobu Railway Co. Ltd.	5,071
2,000	Toda Corp.	9,664
500	Tokyo Leasing Co. Ltd.	5,191
2,000	Tokyu Corp.	10,544
500	Toppan Forms Co. Ltd.	5,397
1,000	Toppan Printing Co. Ltd.	11,061
1,000	Toto Ltd.	8,526
400	Toyota Tsusho Corp.	8,516
3	West Japan Railway Co.	12,889
		880,941

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Information Technology—11.3%
200	Advantest Corp.	$5,464
1,000	Alps Electric Co. Ltd.	9,253
600	Brother Industries Ltd.	7,716
1,700	Canon, Inc.	84,584
1,100	Citizen Holdings Co. Ltd.	9,346
200	CSK Holdings Corp.	4,220
100	Elpida Memory, Inc.*	3,626
800	FUJIFILM Holdings Corp.	30,543
5,000	Fujitsu Ltd.	31,719
10,000	Hitachi Ltd.	67,075
500	Hitachi Maxell Ltd.	5,435
300	Hoya Corp.	8,267
200	Ibiden Co. Ltd.	8,650
100	Itochu Techno-Solutions Corp.	3,138
200	Konami Corp.	7,119
500	Konica Minolta Holdings, Inc.	7,444
300	Kyocera Corp.	27,442
100	Mabuchi Motor Co. Ltd.	4,928
300	Murata Manufacturing Co. Ltd.	15,788
7,000	NEC Corp.	32,887
200	NEC Electronics Corp.*	4,038
100	Nidec Corp.	7,492
300	Nomura Research Institute Ltd.	6,588
1	NTT Data Corp.	4,086
2,000	Oki Electric Industry Co. Ltd.	4,325
400	OMRON Corp.	8,267
100	Oracle Corp. Japan	4,507
1,000	Ricoh Co. Ltd.	17,156
200	Rohm Co. Ltd.	13,874
500	Seiko Epson Corp.	13,444
200	Sumco Corp.	5,043
100	TDK Corp.	6,813
100	Tokyo Electron Ltd.	6,459
5,000	Toshiba Corp.	41,240
1,000	Toshiba TEC Corp.	6,947
800	Yokogawa Electric Corp.	8,658
		533,581
	Materials—8.5%
2,000	Asahi Kasei Corp.	11,272
1,000	Daicel Chemical Industries Ltd.	5,875
1,000	Daido Steel Co. Ltd.	5,521
2,000	Dainippon Ink and Chemicals, Inc.	6,373
2,000	Denki Kagaku Kogyo Kabushiki Kaisha	7,368
1,000	Dowa Holdings Co. Ltd.	6,688
400	Hitachi Chemical Co. Ltd.	7,827
800	JFE Holdings, Inc.	43,633
400	JSR Corp.	8,975
1,000	Kaneka Corp.	6,822
5,000	Kobe Steel Ltd.	14,879
500	Kuraray Co. Ltd.	5,913
3,000	Mitsubishi Chemical Holdings Corp.	19,807

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSI RAFI Japan Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,000	Mitsubishi Gas Chemical Co., Inc.	$6,822
2,000	Mitsubishi Materials Corp.	9,435
3,000	Mitsubishi Rayon Co. Ltd.	9,702
1,000	Mitsui Chemicals, Inc.	6,066
2,000	Mitsui Mining & Smelting Co. Ltd.	6,736
5,000	Nippon Light Metal Co. Ltd.	7,559
5	Nippon Paper Group, Inc.	12,391
8,000	Nippon Steel Corp.	44,705
2,000	Nisshin Steel Co. Ltd.	7,368
100	Nitto Denko Corp.	4,124
3,000	OJI Paper Co. Ltd.	13,434
300	Shin-Etsu Chemical Co. Ltd.	18,429
2,000	Showa Denko K.K.	7,023
1,000	Sumitomo Bakelite Co. Ltd.	5,540
2,000	Sumitomo Chemical Co. Ltd.	12,917
4,000	Sumitomo Metal Industries Ltd.	16,726
2,000	Sumitomo Osaka Cement Co. Ltd.	4,344
3,000	Taiheiyo Cement Corp.	6,803
1,000	Taiyo Nippon Sanso Corp.	8,095
2,000	Teijin Ltd.	7,712
400	Tokyo Steel Manufacturing Co. Ltd.	5,741
2,000	Toray Industries, Inc.	12,401
1,000	Tosoh Corp.	3,827
500	Toyo Seikan Kaisha Ltd.	9,760
1,000	Ube Industries Ltd.	3,483
		402,096
	Telecommunication Services—3.7%
6	KDDI Corp.	38,236
18	Nippon Telegraph & Telephone Corp.	77,160
36	NTT DoCoMo, Inc.	52,703
300	Softbank Corp.*	6,028
		174,127
	Utilities—6.6%
1,700	Chubu Electric Power Co., Inc.	39,609
800	Chugoku Electric Power (The) Co., Inc.	17,491
400	Electric Power Development Co. Ltd.	14,927
400	Hokkaido Electric Power Co., Inc.	8,325
400	Hokuriku Electric Power Co.	9,607
1,900	Kansai Electric Power (The) Co., Inc.	44,996
1,000	Kyushu Electric Power Co., Inc.	22,582
3,000	Osaka Gas Co. Ltd.	10,621
300	Shikoku Electric Power Co., Inc.	8,482
2,000	Toho Gas Co. Ltd.	9,664
1,100	Tohoku Electric Power Co., Inc.	24,840
3,300	Tokyo Electric Power (The) Co., Inc.	83,517
4,000	Tokyo Gas Co. Ltd.	15,233
		309,894
	Total Common Stocks and Other Equity Interests (Cost $5,095,714)	4,709,288

Number of Shares		Value
	Money Market Fund—0.5%
22,269	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $22,269)	$22,269
	Total Investments (Cost $5,117,983)—100.3%	4,731,557
	Liabilities in excess of other assets—(0.3%)	(11,914)
	Net Assets—100.0%	$4,719,643

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Global Clean Energy Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.2%
	Australia—2.8%
2,934,101	Babcock & Brown Wind Partners	$4,364,246
378,883	Energy Developments Ltd.	819,243
		5,183,489
	Austria—1.0%
22,758	Verbund-Oesterreichische Elektrizitaetswirtschafts AG, Class A	1,754,790
	Belgium—1.2%
287,029	Hansen Transmissions International NV*	1,250,646
17,961	Umicore	951,990
		2,202,636
	Brazil—2.9%
314,000	Brasil Ecodiesel Industria e Comerico de Biocombustiveis e Oleos Vegetais S.A.*	881,345
187,700	Cosan S.A. Industria e Comercio	3,246,457
79,700	Sao Martinho S.A.	1,200,940
		5,328,742
	Canada—1.3%
199,545	Ballard Power Systems, Inc.*	842,087
251,548	Canadian Hydro Developers, Inc.*	1,458,684
		2,300,771
	China—7.9%
491,700	Byd CO Ltd - H Shares	859,363
79,302	Gushan Enviromental Energy Ltd. ADR	991,275
145,483	JA Solar Holdings Co. Ltd. ADR	3,493,046
96,448	LDK Solar Co. Ltd. ADR*	3,061,260
65,152	Suntech Power Holdings Co. Ltd. ADR*	2,914,249
143,472	Yingli Green Energy Holding Co. Ltd. ADR*	3,160,688
		14,479,881
	Denmark—6.0%
246,600	Greentech Energy Systems A/S*	3,961,412
33,305	Novozymes A/S, Class B	3,011,266
37,309	Vestas Wind Systems A/S*	4,033,086
		11,005,764
	Finland—1.0%
41,340	Fortum Oyj	1,743,747
	France—7.2%
67,145	EDF Energies Nouvelles S.A.	4,495,821
22,053	Saft Groupe S.A.	847,601
37,944	Sechilienne-Sidec	2,991,707
137,372	Theolia S.A.*	4,777,383
		13,112,512
	Germany—18.4%
41,123	CENTROTEC Sustainable AG*	866,890
40,317	Centrotherm Photovoltaics AG*	3,420,940

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
120,521	Conergy AG	$2,570,656
38,604	Envitec Biogas AG*	916,564
30,876	Ersol Solar Energy AG*	3,263,049
111,538	Nordex AG*	4,798,047
33,001	Q-Cells AG*	3,853,957
16,153	REpower Systems AG*	5,356,652
4,676	Roth & Rau AG*	1,099,290
33,551	Schmack Biogas AG*	803,905
17,006	Solar Millenium AG*	820,776
56,470	Solarworld AG	3,039,330
37,167	Solon AG Fuer Solartechnik*	2,880,535
		33,690,591
	Ireland—1.3%
210,517	Kingspan Group PLC	2,420,164
	Italy—0.5%
81,875	Actelios SpA	931,509
	Japan—5.9%
982,000	Ebara Corp.	3,540,131
332,000	GS Yuasa Corp.	1,009,761
264	Japan Wind Development Co. Ltd.	1,058,242
328,000	Meidensha Corp.	898,126
415,000	Sanyo Electric Co. Ltd.*	1,030,318
139,000	Sharp Corp.	2,329,597
339,000	Takuma Co. Ltd.	932,085
		10,798,260
	New Zealand—1.0%
246,874	Contact Energy Ltd.	1,871,621
	Norway—1.8%
94,859	Renewable Energy Corp. A/S*	3,196,609
	Philippines—0.8%
12,145,000	PNOC Energy Development Corp.	1,485,164
	Spain—9.9%
83,876	Abengoa S.A.	2,583,256
15,276	Acciona S.A	4,324,863
86,332	Gamesa Corporacion Tecnologica S.A.	4,156,479
578,217	Iberdrola Renovables*	4,186,051
153,959	Solaria Energia y Medio Ambiente S.A.*	2,901,272
		18,151,921
	Switzerland—1.6%
12,195	BKW FMB Energie AG	1,494,611
1,590	Gurit Holding AG	1,438,831
		2,933,442
	United Kingdom—0.5%
273,910	PV Crystalox Solar PLC*	841,622

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Global Clean Energy Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	United States—27.2%
114,513	American Superconductor Corp.*	$2,894,889
152,971	Aventine Renewable Energy Holdings, Inc.*	671,543
97,994	Baldor Electric Co.	3,175,006
385,366	Capstone Turbine Corp.*	1,075,171
66,584	Comverge, Inc.*	873,582
99,818	Covanta Holding Corp.*	2,658,153
98,770	Cree, Inc.*	2,568,020
58,273	Echelon Corp.*	656,154
91,254	Energy Conversion Devices, Inc.*	2,973,968
73,737	EnerNOC, Inc.*	1,137,025
288,109	Evergreen Solar, Inc.*	2,474,856
11,340	First Solar, Inc.*	3,311,166
128,342	FuelCell Energy, Inc.*	1,133,260
129,384	International Rectifier Corp.*	2,944,780
30,398	Itron, Inc.*	2,829,446
23,179	Maxwell Technologies, Inc.	247,320
94,575	Medis Technologies Ltd.*	793,484
30,228	MEMC Electronic Materials, Inc.*	1,903,457
37,265	Ormat Technologies, Inc.	1,837,164
281,611	Plug Power, Inc.*	909,604
98,975	Power Integrations, Inc.*	3,085,051
253,720	Power-One, Inc.*	758,623
34,732	SunPower Corp., Class A*	3,031,062
21,021	Ultralife Batteries, Inc.*	216,516
105,533	VeraSun Energy Corp.*	658,526
228,804	Verenium Corp.*	686,412
147,489	Zoltek Cos., Inc.*	3,933,532
		49,437,770
	Total Common Stocks and Other Equity Interests (Cost $188,066,209)	182,871,005
	Money Market Fund—0.0%
62,467	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $62,467)	62,467
	Total Investments(a) (Cost $188,128,676)—100.2%	182,933,472
	Liabilities in excess of other assets—(0.2%)	(296,847)
	Net Assets—100.0%	$182,636,625

ADR American Depositary Receipt.

*  Non income producing security.

(a)  In accordance with the procedures established by the Board of Trustees, 32 out of 84 foreign securities is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2008 was $73,055,914, which represented 40.0% of the Fund's Net Assets. See Note 2A.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Global Nuclear Energy Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Australia—3.6%
15,960	Energy Resources of Australia Ltd.	$293,278
106,145	Paladin Resources Ltd.*	425,109
5,272	Silex Systems Ltd.*	28,765
		747,152
	Canada—10.5%
16,384	Cameco Corp.	569,560
46,019	Denison Mines Corp.*	310,723
113,298	Equinox Minerals Ltd.*	524,247
47,997	Mega Uranium Ltd.*	85,309
37,213	Uex Corp.*	125,632
123,086	Uranium One, Inc.*	568,315
		2,183,786
	China—0.5%
64,000	Harbin Power Equipment Co., H-Shares*	109,040
	France—11.8%
1,555	Areva S.A.*	1,743,081
6,643	Electricite de France	695,015
232	Sperian Protection	29,438
		2,467,534
	Germany—4.0%
3,165	E.ON AG	644,085
2,829	SGL Carbon AG*	192,960
		837,045
	Japan—27.8%
80,000	Hitachi Ltd.	536,599
1,000	Hitachi Plant Technologies Ltd.	3,292
2,400	Hokkaido Electric Power Co., Inc.	49,947
1,600	Hokuriku Electric Power Co.	38,427
225,000	IHI Corp.	482,251
15,000	Japan Steel Works (The) Ltd.	276,146
31,000	JGC Corp.	572,184
14,400	Kansai Electric Power (The) Co., Inc.	341,020
7,900	Kyushu Electric Power Co., Inc.	178,394
106,000	Mitsubishi Heavy Industries Ltd.	488,871
3,300	Shikoku Electric Power Co., Inc.	93,307
31,400	Sumitomo Electric Industries Ltd.	402,002
21,700	Tokyo Electric Power (The) Co., Inc.	549,197
146,000	Toshiba Corp.	1,204,210
1,000	Toshiba Plant Systems & Services Corp.	8,124
112,000	Toyo Engineering Corp.	466,175
9,800	Yokogawa Electric Corp.	106,055
		5,796,201
	Korea—1.5%
2,891	Doosan Heavy Industries and Construction Co. Ltd.	304,194

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Netherlands—0.8%
4,101	Chicago Bridge & Iron Co. N.V.	$163,384
	Switzerland—0.1%
200	BKW FMB Energie AG*	24,598
	United Kingdom—4.1%
44,055	British Energy Group PLC	663,124
21,736	Serco Group PLC	189,847
		852,971
	United States—35.3%
4,773	Ametek, Inc.	231,586
1,730	Belden Inc.	58,370
794	CIRCOR International Inc.	38,247
5,445	Constellation Energy Group Inc.	460,919
21,023	Duke Energy Corp.	384,931
12,046	Emerson Electric Co.	629,524
2,293	Entergy Corp.	263,374
7,283	Exelon Corp.	622,552
2,291	Federal Signal Corp.	31,799
2,448	Flowserve Corp.	303,772
3,170	Fluor Corp.	484,598
2,370	General Cable Corp.*	158,790
13,933	General Electric Co.	455,609
2,403	Kirby Corp.*	131,781
652	Landauer, Inc.	34,719
10,235	McDermott International, Inc.*	548,391
1,484	Mine Safety Appliances Co.	55,160
2,258	MKS Instruments, Inc.*	51,595
7,388	Parker Hannifin Corp.	589,932
5,505	Progress Energy, Inc.	231,155
7,241	SAIC, Inc.*	137,579
7,404	Shaw Group (The), Inc.*	365,906
2,382	SPX Corp.	292,986
792	Team, Inc.*	23,546
11,169	Thermo Fisher Scientific, Inc.*	646,351
29,624	USEC, Inc.*	137,455
		7,370,627
	Total Common Stocks and Other Equity Interests (Cost $20,769,621)	20,856,532
	Total Investments (Cost $20,769,621)—100.0%	20,856,532
	Other assets less liabilities—0.0%	7,044
	Net Assets—100.0%	$20,863,576

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Global Water Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—98.4%
	Austria—7.4%
242,184	Andritz AG	$14,262,660
673,849	Christ Water Technology AG*	10,377,371
		24,640,031
	Brazil—1.3%
172,200	Cia Saneamento Basico do Estado de Sao Paulo	4,305,254
	Canada—7.0%
808,289	GLV, Inc., Class A*	11,236,268
420,320	Stantec, Inc.*	12,366,281
		23,602,549
	Chile—1.1%
2,897,543	Inversiones Aguas Metropolitanas S.A.	3,715,606
	China—2.1%
31,646,000	Bio-Treat Technology Ltd.	7,020,834
	Finland—5.5%
810,617	Kemira Oyj	11,623,307
321,106	Uponor Oyj	6,910,040
		18,533,347
	France—3.9%
182,439	Veolia Environnement	13,102,884
	Germany—4.2%
11,399	KSB AG	8,305,644
47,823	Siemens AG	5,626,612
		13,932,256
	Hong Kong—1.2%
8,139,909	Guangdong Investment Ltd.	3,984,370
	Italy—9.7%
199,278	ACEA SpA	3,826,052
3,210,947	Hera SpA	12,063,909
2,746,420	Impregilo SpA*	16,481,881
		32,371,842
	Japan—8.7%
2,302,000	Ebara Corp.	8,298,760
292,000	Kurita Water Industries Ltd.	10,391,209
1,191,000	ORGANO Corp.	10,405,153
		29,095,122
	Malaysia—1.2%
3,547,100	Puncak Niaga Holding BHD	4,070,853
	Netherlands—4.0%
220,539	Arcadis N.V.	13,263,909
	Singapore—3.9%
5,218,000	Hyflux Ltd.	13,215,480

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Spain—2.9%
77,855	Fomento de Construcciones y Contratas S.A.	$5,553,501
96,733	Sociedad General de Aguas de Barcelona S.A., Class A	4,028,880
		9,582,381
	Switzerland—2.3%
50,306	Geberit AG	7,686,080
	United Kingdom—5.3%
2,078,951	Halma PLC	8,760,408
178,152	Severn Trent PLC	5,124,572
267,147	United Utilities PLC	3,775,056
		17,660,036
	United States—26.7%
259,104	Agilent Technologies, Inc.*	7,827,532
206,577	Aqua America, Inc.	3,807,214
100,524	Danaher Corp.	7,842,882
140,526	General Electric Co.	4,595,200
83,514	Itron, Inc.*	7,773,483
139,014	ITT Corp.	8,896,896
508,769	Nalco Holding Co.	11,696,599
230,082	Pentair, Inc.	8,473,920
668,833	Tetra Tech, Inc.*	14,132,442
149,582	Valmont Industries, Inc.	14,727,844
		89,774,012
	Total Common Stocks and Other Equity Interests (Cost $352,324,961)	329,556,846
	Money Market Fund—0.3%
1,041,980	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $1,041,980)	1,041,980
	Total Investments(a) (Cost $353,366,941)—98.7%	330,598,826
	Other assets less liabilities—1.3%	4,451,525
	Net Assets—100.0%	$335,050,351

*  Non-income producing security.

(a)  In accordance with the procedures established by the Board of Trustees, 22 out of 38 foreign securities is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2008 was $183,849,796, which represented 54.9% of the Fund's Net Assets. See Note 2A.

See Notes to Financial Statements.

Schedule of Investments

PowerShares International Listed Private Equity Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.1%
	Australia—16.1%
459,678	Babcock & Brown Infrastructure Group	$497,212
180,014	Macquarie Airports	532,566
77,149	Macquarie Capital Alliance Group	175,145
82,022	Macquarie Communications Infrastructure Group	346,111
288,962	Macquarie Infrastructure Group	769,672
45,382	Macquarie Media Group Ltd.	157,205
		2,477,911
	Belgium—4.8%
5,261	GIMV N.V.	380,241
27,362	RHJ International*	355,903
		736,144
	Bermuda—1.5%
25,200	GP Investments Ltd.	238,256
	Canada—5.2%
25,619	Onex Corp.	803,344
	Finland—0.8%
31,224	CapMan Oyj, Class B	118,360
	France—16.1%
8,642	Eurazeo	1,109,563
6,333	Paris Orleans et Cie SA	237,075
8,359	Wendel	1,145,086
		2,491,724
	Germany—2.5%
6,391	Adcapital AG*	105,571
9,121	Arques Industries AG	122,550
6,180	Deutsche Beteiligungs AG	153,465
		381,586
	Guernsey—1.5%
27,919	European Capital Ltd.	233,205
	Italy—1.4%
75,771	DeA Capital SpA*	212,006
	Japan—7.2%
14,100	Jafco Co. Ltd.	560,337
63,000	Japan Asia Investment Co. Ltd.	309,761
235	NIF SMBC Ventures Co. Ltd.	232,248
		1,102,346
	Korea—4.3%
25,680	KTBNetwork*	244,753
64,140	Macquarie Korea Infrastructure Fund	415,168
		659,921

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Netherlands—7.6%
9,310	HAL Trust*	$1,168,831
	South Africa—2.6%
43,087	Brait S.A.	114,434
28,894	Hosken Consolidated Investment Ltd.	282,562
		396,996
	Spain—1.0%
4,527	Dinamia	158,001
	Sweden—7.1%
30,000	Bure Equity AB	201,009
26,000	Ratos AB, Class B	901,934
		1,102,943
	United Kingdom—19.4%
65,128	3i Group PLC	1,103,157
5,806	Candover Investments PLC	239,330
13,558	Dunedin Enterprise Investment Trust PLC	104,422
8,685	Electra Private Equity PLC	268,962
22,679	Graphite Enterprise Trust PLC	189,718
9,590	HgCapital Trust PLC	166,760
14,832	Intermediate Capital Group PLC	456,565
94,150	IP Group PLC*	194,197
52,382	JZ Equity Partners PLC	120,078
103,470	LMS Capital PLC*	149,638
		2,992,827
	Total Common Stocks and Other Equity Interests (Cost $15,387,733)	15,274,401
	Money Market Fund—1.0%
152,623	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $152,623)	152,623
	Total Investments(a) (Cost $15,540,356)—100.1%	15,427,024
	Liabilities in excess of other assets—(0.1%)	(19,171)
	Net Assets—100.0%	$15,407,853

*  Non-income producing security.

(a)  In accordance with the procedures established by the Board of Trustees, 34 out of 40 foreign securities is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2008 was $13,436,046 which represented 87.2% of the Fund's Net Assets. See Note 2A.

See Notes to Financial Statements.

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Statements of Assets and Liabilities

April 30, 2008 (Unaudited)

	PowerShares DWA Developed Markets Technical Leaders Portfolio	PowerShares DWA Emerging Markets Technical Leaders Portfolio	PowerShares Dynamic Asia Pacific Portfolio	PowerShares Dynamic Developed International Opportunities Portfolio	PowerShares Dynamic Europe Portfolio
ASSETS:
Investments at value	$49,037,124	$39,879,038	$36,203,654	$71,754,024	$8,956,323
Cash	—	—	—	—	—
Foreign currency, at value	4,847	191,006	26,204	82,124	87,798
Unrealized appreciation of forward currency exchange contracts	—	34	—	—	—
Receivables:
Investments sold	136,369	23,033	—	210	—
Dividends	19,375	83,262	197,609	315,519	30,238
Foreign tax reclaims	10,760	—	—	21,011	3,573
Capital stock sold	—	—	—	—	—
Total Assets	49,208,475	40,176,373	36,427,467	72,172,888	9,077,932
LIABILITIES:
Due to custodian	104,959	48,094	148,357	93,927	107,487
Due to foreign custodian	—	—	—	—	—
Unrealized depreciation of forward currency exchange contracts	—	—	—	27	8
Payables:
Investments purchased	—	—	—	211	—
Capital stock purchased	21,000	—	—	—	—
Accrued unitary management fees	29,399	26,764	22,930	43,496	5,531
Total Liabilities	155,358	74,858	171,287	137,661	113,026
NET ASSETS	$49,053,117	$40,101,515	$36,256,180	$72,035,227	$8,964,906
NET ASSETS CONSIST OF:
Shares of beneficial interest	$46,955,479	$41,752,488	$38,322,337	$77,060,464	$9,697,679
Undistributed net investment income (loss)	274,614	66,970	86,183	564,000	70,589
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(712,930)	(3,411,294)	(1,067,220)	(5,029,966)	(559,460)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	2,535,954	1,693,351	(1,085,120)	(559,271)	(243,902)
Net Assets	$49,053,117	$40,101,515	$36,256,180	$72,035,227	$8,964,906
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,000,000	1,800,000	1,400,400	3,100,400	400,400
Net asset value	$24.53	$22.28	$25.89	$23.23	$22.39
Investments at cost	$46,499,967	$38,185,375	$37,288,966	$72,306,132	$9,199,716
Foreign currency, at cost	$4,889	$191,289	$26,340	$82,414	$88,278

See Notes to Financial Statements.

	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
ASSETS:
Investments at value	$31,989,166	$13,982,771	$85,354,778	$13,943,309
Cash	—	—	—	—
Foreign currency, at value	5,518	7,885	140,425	38,621
Unrealized appreciation of forward currency exchange contracts	—	—	14	—
Receivables:
Investments sold	—	—	46,074	39,621
Dividends	62,301	52,273	376,144	78,083
Foreign tax reclaims	111	—	24,600	663
Capital stock sold	—	—	—	—
Total Assets	32,057,096	14,042,929	85,942,035	14,100,297
LIABILITIES:
Due to custodian	50,253	392,269	363,389	170,349
Due to foreign custodian	—	—	—	—
Unrealized depreciation of forward currency exchange contracts	—	28	—	16
Payables:
Investments purchased	—	—	44	72
Capital stock purchased	—	—	4,000	—
Accrued unitary management fees	18,111	8,661	49,805	8,466
Total Liabilities	68,364	400,958	417,238	178,903
NET ASSETS	$31,988,732	$13,641,971	$85,524,797	$13,921,394
NET ASSETS CONSIST OF:
Shares of beneficial interest	$31,263,943	$15,568,089	$86,356,066	$14,465,222
Undistributed net investment income (loss)	143,190	15,742	946,267	90,847
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(606,851)	(1,397,942)	(2,070,427)	(519,932)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	1,188,450	(543,918)	292,891	(114,743)
Net Assets	$31,988,732	$13,641,971	$85,524,797	$13,921,394
Shares outstanding (unlimited amount authorized, $0.01 par value)	600,200	600,000	1,800,200	600,000
Net asset value	$53.30	$22.74	$47.51	$23.20
Investments at cost	$30,800,745	$14,526,928	$85,053,525	$14,057,647
Foreign currency, at cost	$5,518	$7,885	$141,018	$38,938

Statements of Assets and Liabilities (Continued)

April 30, 2008 (Unaudited)

	PowerShares FTSE RAFI Emerging Markets Portfolio	PowerShares FTSE RAFI Europe Portfolio	PowerShares FTSE RAFI Europe Small-Mid Portfolio	PowerShares FTSE RAFI International Real Estate Portfolio	PowerShares FTSE RAFI Japan Portfolio
ASSETS:
Investments at value	$84,792,198	$9,636,206	$6,863,076	$2,367,523	$4,731,557
Cash	459,700	—	—	—	—
Foreign currency, at value	—	64,843	24,014	—	32,743
Unrealized appreciation of forward currency exchange contracts	—	1	—	—	—
Receivables:
Capital stock sold	5,019,878	—	—	—	—
Dividends	233,376	45,208	28,286	8,981	77,028
Foreign tax reclaims	—	3,929	2,026	4	—
Investments sold	—	22,244	70,588	—	—
Total Assets	90,505,152	9,772,431	6,987,990	2,376,508	4,841,328
LIABILITIES:
Due to custodian	—	160,104	89,405	1,151	117,679
Due to foreign custodian	107,069	—	—	6,231	—
Unrealized depreciation of forward currency exchange contracts	—	—	14	1	—
Payables:
Investments purchased	5,006,020	—	6,828	—	—
Capital stock purchased	—	—	—	—	—
Accrued unitary management fees	54,132	5,885	4,235	1,409	4,006
Total Liabilities	5,167,221	165,989	100,482	8,792	121,685
NET ASSETS	$85,337,931	$9,606,442	$6,887,508	$2,367,716	$4,719,643
NET ASSETS CONSIST OF:
Shares of beneficial interest	$86,327,750	$10,129,431	$7,303,797	$2,500,081	$5,362,284
Undistributed net investment income (loss)	28,572	104,935	59,546	15,671	47,423
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(2,319,187)	(251,173)	(188,094)	(106,296)	(298,588)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	1,300,796	(376,751)	(287,741)	(41,740)	(391,476)
Net Assets	$85,337,931	$9,606,442	$6,887,508	$2,367,716	$4,719,643
Shares outstanding (unlimited amount authorized, $0.01 par value)	3,400,000	200,400	300,000	100,000	100,200
Net asset value	$25.10	$47.94	$22.96	$23.68	$47.10
Investments at cost	$83,492,040	$10,011,987	$7,154,194	$2,409,081	$5,117,983
Foreign currency, at cost	$(107,096)	$65,431	$23,896	$(6,191)	$33,733

See Notes to Financial Statements.

	PowerShares Global Clean Energy Portfolio	PowerShares Global Nuclear Energy Portfolio	PowerShares Global Water Portfolio	PowerShares International Listed Private Equity Portfolio
ASSETS:
Investments at value	$182,933,472	$20,856,532	$330,598,826	$15,427,024
Cash	—	187,663	3,393,468	—
Foreign currency, at value	2,992	—	282,474	779
Unrealized appreciation of forward currency exchange contracts	—	—	—	—
Receivables:
Capital stock sold	2,725,757	2,613,915	2,233,610	—
Dividends	186,588	851	335,682	43,950
Foreign tax reclaims	9,104	—	46,375	3,845
Investments sold	—	—	510,458	590
Total Assets	185,857,913	23,658,961	337,400,893	15,476,188
LIABILITIES:
Due to custodian	471,033	—	—	58,422
Due to foreign custodian	—	177,087	—	—
Unrealized depreciation of forward currency exchange contracts	6	—	—	—
Payables:
Investments purchased	2,646,398	2,613,002	2,150,255	595
Capital stock purchased	—	—	—	—
Accrued unitary management fees	103,851	5,296	200,287	9,318
Total Liabilities	3,221,288	2,795,385	2,350,542	68,335
NET ASSETS	$182,636,625	$20,863,576	$335,050,351	$15,407,853
NET ASSETS CONSIST OF:
Shares of beneficial interest	$186,977,238	$20,784,712	$367,673,117	$16,362,056
Undistributed net investment income (loss)	168,658	(7,923)	1,232,278	(22,415)
Accumulated net realized gain (loss) on investments and foreign currency related transactions	692,384	(1,265)	(11,058,926)	(817,156)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(5,201,655)	88,052	(22,796,118)	(114,632)
Net Assets	$182,636,625	$20,863,576	$335,050,351	$15,407,853
Shares outstanding (unlimited amount authorized, $0.01 par value)	6,700,400	800,000	15,000,400	700,000
Net asset value	$27.26	$26.08	$22.34	$22.01
Investments at cost	$188,128,676	$20,769,621	$353,366,941	$15,540,356
Foreign currency, at cost	$3,017	$(178,227)	$283,640	$778

Statements of Operations

	PowerShares DWA Developed Markets Technical Leaders Portfolio	PowerShares DWA Emerging Markets Technical Leaders Portfolio	PowerShares Dynamic Asia Pacific Portfolio	PowerShares Dynamic Developed International Opportunities Portfolio	PowerShares Dynamic Europe Portfolio
	For the Period December 27, 2007* Through April 30, 2008 (Unaudited)	For the Period December 27, 2007* Through April 30, 2008 (Unaudited)	Six Months Ended April 30, 2008 (Unaudited)	Six Months Ended April 30, 2008 (Unaudited)	Six Months Ended April 30, 2008 (Unaudited)
INVESTMENT INCOME:
Unaffiliated dividend income	$372,755	$286,452	$601,961	$1,096,311	$162,146
Affiliated dividend income	9	—	836	599	76
Foreign withholding taxes	(64,786)	(8,485)	(18,208)	(101,529)	(15,786)
Total Income	307,978	277,967	584,589	995,381	146,436
EXPENSES:
Unitary management fees	74,108	72,473	129,218	231,897	30,039
Net Investment Income (Loss)	233,870	205,494	455,371	763,484	116,397
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(706,215)	(3,265,445)	(1,243,363)	(5,904,111)	(639,739)
In-kind redemptions	—	—	210,693	862,301	135,202
Foreign currency related transactions	(6,715)	(145,849)	230	110,070	(5,558)
Net realized gain (loss)	(712,930)	(3,411,294)	(1,032,440)	(4,931,740)	(510,095)
Net change in unrealized appreciation (depreciation) on:
Investments	2,537,157	1,693,663	(5,535,411)	(3,344,949)	(723,361)
Translation of assets and liabilities denominated in foreign currencies	(1,203)	(312)	(547)	(9,382)	(1,438)
Net realized and unrealized gain (loss) on investments	1,823,024	(1,717,943)	(6,568,398)	(8,286,071)	(1,234,894)
Net increase (decrease) in net assets resulting from operations	$2,056,894	$(1,512,449)	$(6,113,027)	$(7,522,587)	$(1,118,497)

*  Commencement of Investment Operations.

See Notes to Financial Statements.

	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
	Six Months Ended April 30, 2008 (Unaudited)	Six Months Ended April 30, 2008 (Unaudited)	Six Months Ended April 30, 2008 (Unaudited)	Six Months Ended April 30, 2008 (Unaudited)
INVESTMENT INCOME:
Unaffiliated dividend income	$364,776	$237,699	$1,109,321	$177,785
Affiliated dividend income	77	522	317	137
Foreign withholding taxes	(6,927)	(9,740)	(105,301)	(16,765)
Total Income	357,926	228,481	1,004,337	161,157
EXPENSES:
Unitary management fees	78,877	55,121	202,715	40,169
Net Investment Income (Loss)	279,049	173,360	801,622	120,988
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(599,778)	(1,356,945)	(1,734,398)	(511,914)
In-kind redemptions	27,254	—	—	—
Foreign currency related transactions	(34,402)	(26,298)	(40,134)	(5,819)
Net realized gain (loss)	(606,926)	(1,383,243)	(1,774,532)	(517,733)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,407,785)	(1,390,533)	(1,497,624)	(463,105)
Translation of assets and liabilities denominated in foreign currencies	(4,199)	63	(9,007)	(514)
Net realized and unrealized gain (loss) on investments	(2,018,910)	(2,773,713)	(3,281,163)	(981,352)
Net increase (decrease) in net assets resulting from operations	$(1,739,861)	$(2,600,353)	$(2,479,541)	$(860,364)

Statements of Operations (Continued)

	PowerShares FTSE RAFI Emerging Markets Portfolio	PowerShares FTSE RAFI Europe Portfolio	PowerShares FTSE RAFI Europe Small-Mid Portfolio	PowerShares FTSE RAFI International Real Estate Portfolio	PowerShares FTSE RAFI Japan Portfolio
	Six Months Ended April 30, 2008 (Unaudited)	Six Months Ended April 30, 2008 (Unaudited)	Six Months Ended April 30, 2008 (Unaudited)	For the Period December 27, 2007* Through April 30, 2008 (Unaudited)	Six Months Ended April 30, 2008 (Unaudited)
INVESTMENT INCOME:
Unaffiliated dividend income	$617,657	$165,994	$115,547	$30,011	$95,953
Affiliated dividend income	4,116	10	85	—	327
Foreign withholding taxes	(43,411)	(17,230)	(11,242)	(3,147)	(6,684)
Total Income	578,362	148,774	104,390	26,864	89,596
EXPENSES:
Unitary management fees	214,561	33,192	22,679	5,821	30,262
Net Investment Income (Loss)	363,801	115,582	81,711	21,043	59,334
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(2,485,420)	(254,646)	(182,695)	(103,659)	(112,617)
In-kind redemptions	274,332	17,186	—	—	(133,961)
Foreign currency related transactions	(68,812)	259	(4,054)	(2,637)	1,948
Net realized gain (loss)	(2,279,900)	(237,201)	(186,749)	(106,296)	(244,630)
Net change in unrealized appreciation (depreciation) on:
Investments	304,494	(689,368)	(671,129)	(41,558)	(313,618)
Translation of assets and liabilities denominated in foreign currencies	594	(1,214)	3,173	(182)	(4,638)
Net realized and unrealized gain (loss) on investments	(1,974,812)	(927,783)	(854,705)	(148,036)	(562,886)
Net increase (decrease) in net assets resulting from operations	$(1,611,011)	$(812,201)	$(772,994)	$(126,993)	$(503,552)

*  Commencement of Investment Operations.

See Notes to Financial Statements.

	PowerShares Global Clean Energy Portfolio	PowerShares Global Nuclear Energy Portfolio	PowerShares Global Water Portfolio	PowerShares International Listed Private Equity Portfolio
	Six Months Ended April 30, 2008 (Unaudited)	For the Period April 1, 2008* Through April 30, 2008 (Unaudited)	Six Months Ended April 30, 2008 (Unaudited)	Six Months Ended April 30, 2008 (Unaudited)
INVESTMENT INCOME:
Unaffiliated dividend income	$713,267	$851	$2,679,674	$266,704
Affiliated dividend income	925	—	23,373	31
Foreign withholding taxes	(66,394)	—	(393,958)	(26,365)
Total Income	647,798	851	2,309,089	240,370
EXPENSES:
Unitary management fees	511,976	5,296	1,024,548	44,374
Net Investment Income (Loss)	135,822	(4,445)	1,284,541	195,996
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(8,110,160)	(765)	(12,006,023)	(797,170)
In-kind redemptions	9,011,399	—	2,274,001	—
Foreign currency related transactions	(50,434)	(500)	(192,466)	(21,004)
Net realized gain (loss)	850,805	(1,265)	(9,924,488)	(818,174)
Net change in unrealized appreciation (depreciation) on:
Investments	(16,280,777)	86,911	(34,471,987)	(555,803)
Translation of assets and liabilities denominated in foreign currencies	(6,342)	1,141	(105,504)	(1,300)
Net realized and unrealized gain (loss) on investments	(15,436,314)	86,787	(44,501,979)	(1,375,277)
Net increase (decrease) in net assets resulting from operations	$(15,300,492)	$82,342	$(43,217,438)	$(1,179,281)

Statements of Changes in Net Assets

	PowerShares DWA Developed Markets Technical Leaders Portfolio	PowerShares DWA Emerging Markets Technical Leaders Portfolio	PowerShares Dynamic Asia Pacific Portfolio		PowerShares Dynamic Developed International Opportunities Portfolio
	For the Period December 27, 2007* Through April 30, 2008 (Unaudited)	For the Period December 27, 2007* Through April 30, 2008 (Unaudited)	Six Months Ended April 30, 2008 (Unaudited)	For the Period June 13, 2007* Through October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	For the Period June 13, 2007* Through October 31, 2007
OPERATIONS:
Net investment income (loss)	$233,870	$205,494	$455,371	$156,061	$763,484	$90,520
Net realized gain (loss) on investments and foreign currency related transactions	(712,930)	(3,411,294)	(1,032,440)	(29,543)	(4,931,740)	(79,828)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liablilities denominated in foreign currencies	2,535,954	1,693,351	(5,535,958)	4,450,838	(3,354,331)	2,795,060
Net increase (decrease) in net assets resulting from operations	2,056,894	(1,512,449)	(6,113,027)	4,577,356	(7,522,587)	2,805,752
Undistributed net investment income (loss) included in the price of units issued and redeemed	40,744	(138,524)	32,608	81,664	59,729	69,397
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(496,171)	(66,923)	(323,231)	(44,900)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	47,017,223	41,613,964	16,654,560	24,502,109	25,791,221	53,715,018
Value of shares repurchased	(21,000)	—	(2,801,724)	—	(2,386,046)	—
Net income equalization	(40,744)	138,524	(32,608)	(81,664)	(59,729)	(69,397)
Net increase in net assets resulting from shares transactions	46,955,479	41,752,488	13,820,228	24,420,445	23,345,446	53,645,621
Increase (Decrease) in Net Assets	49,053,117	40,101,515	7,243,638	29,012,542	15,559,357	56,475,870
NET ASSETS:
Beginning of period	—	—	29,012,542	—	56,475,870	—
End of period	$49,053,117	$40,101,515	$36,256,180	$29,012,542	$72,035,227	$56,475,870
Undistributed net investment income (loss) at end of period	$274,614	$66,970	$86,183	$94,375	$564,000	$64,018
CHANGES IN SHARES OUTSTANDING:
Shares sold	2,000,000	1,800,000	600,000	900,400	1,100,000	2,100,400
Shares repurchased	—	—	(100,000)	—	(100,000)	—
Shares outstanding, beginning of period	—	—	900,400	—	2,100,400	—
Shares outstanding, end of period	2,000,000	1,800,000	1,400,400	900,400	3,100,400	2,100,400

*  Commencement of Investment Operations.

See Notes to Financial Statements.

	PowerShares Dynamic Europe Portfolio		PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio		PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio
	Six Months Ended April 30, 2008 (Unaudited)	For the Period June 13, 2007* Through October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	For the Period June 25, 2007* Through October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	For the Period September 27, 2007* Through October 31, 2007
OPERATIONS:
Net investment income (loss)	$116,397	$19,110	$279,049	$102,228	$173,360	$17,321
Net realized gain (loss) on investments and foreign currency related transactions	(510,095)	(49,312)	(606,926)	1,233	(1,383,243)	287,104
Net change in unrealized appreciation/depreciation on investments and translation of assets and liablilities denominated in foreign currencies	(724,799)	480,897	(1,411,984)	2,600,434	(1,390,470)	846,552
Net increase (decrease) in net assets resulting from operations	(1,118,497)	450,695	(1,739,861)	2,703,895	(2,600,353)	1,150,977
Undistributed net investment income (loss) included in the price of units issued and redeemed	(5,750)	6,757	79,641	—	—	5,649
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(50,963)	(8,258)	(266,365)	(52,521)	(175,056)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	4,657,593	7,385,070	27,023,379	9,981,220	—	20,568,751
Value of shares repurchased	(2,350,734)	—	(5,661,015)	—	—	(5,302,348)
Net income equalization	5,750	(6,757)	(79,641)	—	—	(5,649)
Net increase in net assets resulting from shares transactions	2,312,609	7,378,313	21,282,723	9,981,220	—	15,260,754
Increase (Decrease) in Net Assets	1,137,399	7,827,507	19,356,138	12,632,594	(2,775,409)	16,417,380
NET ASSETS:
Beginning of period	7,827,507	—	12,632,594	—	16,417,380	—
End of period	$8,964,906	$7,827,507	$31,988,732	$12,632,594	$13,641,971	$16,417,380
Undistributed net investment income (loss) at end of period	$70,589	$10,905	$143,190	$50,865	$15,742	$17,438
CHANGES IN SHARES OUTSTANDING:
Shares sold	200,000	300,400	500,000	200,200	—	800,000
Shares repurchased	(100,000)	—	(100,000)	—	—	(200,000)
Shares outstanding, beginning of period	300,400	—	200,200	—	600,000	—
Shares outstanding, end of period	400,400	300,400	600,200	200,200	600,000	600,000

Statements of Changes in Net Assets (Continued)

	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio		PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio		PowerShares FTSE RAFI Emerging Markets Portfolio
	Six Months Ended April 30, 2008 (Unaudited)	For the Period June 25, 2007* Through October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	For the Period September 27, 2007* Through October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	For the Period September 27, 2007* Through October 31, 2007
OPERATIONS:
Net investment income (loss)	$801,622	$46,052	$120,988	$1,758	$363,801	$4,539
Net realized gain (loss) on investments and foreign currency related transactions	(1,774,532)	(283,503)	(517,733)	(2,180)	(2,279,900)	(39,284)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liablilities denominated in foreign currencies	(1,506,631)	1,799,522	(463,619)	348,876	305,088	995,708
Net increase (decrease) in net assets resulting from operations	(2,479,541)	1,562,071	(860,364)	348,454	(1,611,011)	960,963
Undistributed net investment income (loss) included in the price of units issued and redeemed	240,507	42,811	892	—	(225,211)	660
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(148,992)	(5,314)	(32,810)	—	(114,560)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	56,317,460	30,283,161	9,520,704	4,945,410	64,306,371	26,981,270
Value of shares repurchased	(4,000)	(48)	—	—	(5,185,102)	—
Net income equalization	(240,507)	(42,811)	(892)	—	225,211	(660)
Net increase in net assets resulting from shares transactions	56,072,953	30,240,302	9,519,812	4,945,410	59,346,480	26,980,610
Increase (Decrease) in Net Assets	53,684,927	31,839,870	8,627,530	5,293,864	57,395,698	27,942,233
NET ASSETS:
Beginning of period	31,839,870	—	5,293,864	—	27,942,233	—
End of period	$85,524,797	$31,839,870	$13,921,394	$5,293,864	$85,337,931	$27,942,233
Undistributed net investment income (loss) at end of period	$946,267	$53,130	$90,847	$1,777	$28,572	$4,542
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,200,000	600,200	400,000	200,000	2,600,000	1,000,000
Shares repurchased	—	—	—	—	(200,000)	—
Shares outstanding, beginning of period	600,200	—	200,000	—	1,000,000	—
Shares outstanding, end of period	1,800,200	600,200	600,000	200,000	3,400,000	1,000,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

	PowerShares FTSE RAFI Europe Portfolio		PowerShares FTSE RAFI Europe Small-Mid Portfolio		PowerShares FTSE RAFI International Real Estate Portfolio
	Six Months Ended April 30, 2008 (Unaudited)	For the Period June 25, 2007* Through October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	For the Period September 27, 2007* Through October 31, 2007	For the Period December 27, 2007* Through April 30, 2008 (Unaudited)
OPERATIONS:
Net investment income (loss)	$115,582	$13,885	$81,711	$3,402	$21,043
Net realized gain (loss) on investments and foreign currency related transactions	(237,201)	(7,473)	(186,749)	(1,314)	(106,296)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liablilities denominated in foreign currencies	(690,582)	313,831	(667,956)	380,215	(41,740)
Net increase (decrease) in net assets resulting from operations	(812,201)	320,243	(772,994)	382,303	(126,993)
Undistributed net investment income (loss) included in the price of units issued and redeemed	22,929	—	(4,140)	—	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(49,527)	(4,433)	(21,458)	—	(5,372)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	10,048,050	5,129,792	2,360,125	4,939,532	2,500,081
Value of shares repurchased	(5,025,482)	—	—	—	—
Net income equalization	(22,929)	—	4,140	—	—
Net increase in net assets resulting from shares transactions	4,999,639	5,129,792	2,364,265	4,939,532	2,500,081
Increase (Decrease) in Net Assets	4,160,840	5,445,602	1,565,673	5,321,835	2,367,716
NET ASSETS:
Beginning of period	5,445,602	—	5,321,835	—	—
End of period	$9,606,442	$5,445,602	$6,887,508	$5,321,835	$2,367,716
Undistributed net investment income (loss) at end of period	$104,935	$15,951	$59,546	$3,433	$15,671
CHANGES IN SHARES OUTSTANDING:
Shares sold	200,000	100,400	100,000	200,000	100,000
Shares repurchased	(100,000)	—	—	—	—
Shares outstanding, beginning of period	100,400	—	200,000	—	—
Shares outstanding, end of period	200,400	100,400	300,000	200,000	100,000

Statements of Changes in Net Assets (Continued)

	PowerShares FTSE RAFI Japan Portfolio		PowerShares Global Clean Energy Portfolio		PowerShares Global Nuclear Energy Portfolio
	Six Months Ended April 30, 2008 (Unaudited)	For the Period June 25, 2007* Through October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	For the Period June 13, 2007* Through October 31, 2007	For the Period April 1, 2008* Through April 30, 2008 (Unaudited)
OPERATIONS:
Net investment income (loss)	$59,334	$37,124	$135,822	$(32,094)	$(4,445)
Net realized gain (loss) on investments and foreign currency related transactions	(244,630)	54,107	850,805	(157,373)	(1,265)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liablilities denominated in foreign currencies	(318,256)	(73,220)	(16,287,119)	11,085,464	88,052
Net increase (decrease) in net assets resulting from operations	(503,552)	18,011	(15,300,492)	10,895,997	82,342
Undistributed net investment income (loss) included in the price of units issued and redeemed	(15,085)	(20,168)	32,836	80,929	(3,478)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(34,340)	—	—	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	4,740,208	9,954,151	111,032,153	85,067,040	20,781,234
Value of shares repurchased	(4,457,910)	(4,996,925)	(9,058,073)	—	—
Net income equalization	15,085	20,168	(32,836)	(80,929)	3,478
Net increase in net assets resulting from shares transactions	297,383	4,977,394	101,941,244	84,986,111	20,784,712
Increase (Decrease) in Net Assets	(255,594)	4,975,237	86,673,588	95,963,037	20,863,576
NET ASSETS:
Beginning of period	4,975,237	—	95,963,037	—	—
End of period	$4,719,643	$4,975,237	$182,636,625	$95,963,037	$20,863,576
Undistributed net investment income (loss) at end of period	$47,423	$37,514	$168,658	$—	$(7,923)
CHANGES IN SHARES OUTSTANDING:
Shares sold	100,000	200,200	3,900,000	3,100,400	800,000
Shares repurchased	(100,000)	(100,000)	(300,000)	—	—
Shares outstanding, beginning of period	100,200	—	3,100,400	—	—
Shares outstanding, end of period	100,200	100,200	6,700,400	3,100,400	800,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

	PowerShares Global Water Portfolio		PowerShares International Listed Private Equity Portfolio
	Six Months Ended April 30, 2008 (Unaudited)	For the Period June 13, 2007* Through October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	For the Period September 27, 2007* Through October 31, 2007
OPERATIONS:
Net investment income (loss)	$1,284,541	$(141,657)	$195,996	$(3,623)
Net realized gain (loss) on investments and foreign currency related transactions	(9,924,488)	(1,356,904)	(818,174)	1,025
Net change in unrealized appreciation/depreciation on investments and translation of assets and liablilities denominated in foreign currencies	(34,577,491)	11,781,373	(557,103)	442,471
Net increase (decrease) in net assets resulting from operations	(43,217,438)	10,282,812	(1,179,281)	439,873
Undistributed net investment income (loss) included in the price of units issued and redeemed	(52,263)	47,780	(51,119)	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(163,676)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	139,632,137	233,113,309	11,286,079	5,024,858
Value of shares repurchased	(2,458,043)	(2,302,426)	—	—
Net income equalization	52,263	(47,780)	51,119	—
Net increase in net assets resulting from shares transactions	137,226,357	230,763,103	11,337,198	5,024,858
Increase (Decrease) in Net Assets	93,956,656	241,093,695	9,943,122	5,464,731
NET ASSETS:
Beginning of period	241,093,695	—	5,464,731	—
End of period	$335,050,351	$241,093,695	$15,407,853	$5,464,731
Undistributed net investment income (loss) at end of period	$1,232,278	$—	$(22,415)	$(3,616)
CHANGES IN SHARES OUTSTANDING:
Shares sold	6,100,000	9,100,400	500,000	200,000
Shares repurchased	(100,000)	(100,000)	—	—
Shares outstanding, beginning of period	9,000,400	—	200,000	—
Shares outstanding, end of period	15,000,400	9,000,400	700,000	200,000

Financial Highlights

PowerShares DWA Developed Markets Technical Leaders Portfolio

	For the Period December 27, 2007* through April 30, 2008 (Unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.94
Net investment income (loss)**	0.21
Net realized and unrealized gain (loss) on investments	(0.62)
Total from operations	(0.41)
Net asset value at end of period	$24.53
TOTAL RETURN***	(1.64	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$49,053
Ratio to average net assets of:
Expenses	0.80	%†
Net investment income (loss)	2.52	%†
Portfolio turnover rate ††	73%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.04

PowerShares DWA Emerging Markets Technical Leaders Portfolio

	For the Period December 27, 2007* through April 30, 2008 (Unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.07
Net investment income (loss)**	0.19
Net realized and unrealized gain (loss) on investments	(2.98)
Total from operations	(2.79)
Net asset value at end of period	$22.28
TOTAL RETURN***	(11.13	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$40,102
Ratio to average net assets of:
Expenses	0.90	%†
Net investment income (loss)	2.55	%†
Portfolio turnover rate ††	92%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.13)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

(a)  The total return from Fund Inception (first day of trading on the Exchange) to April 30, 2008 was (2.19)%.

(b)  The total return from Fund Inception (first day of trading on the Exchange) to April 30, 2008 was (10.95)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic Asia Pacific Portfolio

	Six Months Ended April 30, 2008 (Unaudited)	For the Period June 13, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$32.22	$24.97
Net investment income (loss)**	0.39	0.28
Net realized and unrealized gain (loss) on investments	(6.30)	7.10
Total from operations	(5.91)	7.38
Distributions to shareholders from:
Net investment income	(0.42)	(0.13)
Net asset value at end of period	$25.89	$32.22
TOTAL RETURN***	(18.34)%	29.63%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$36,256	$29,013
Ratio to average net assets of:
Expenses	0.80%†	0.80%†
Net investment income (loss)	2.82%†	2.83%†
Portfolio turnover rate ††	61%	20%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.03	$0.15

PowerShares Dynamic Developed International Opportunities Portfolio

	Six Months Ended April 30, 2008 (Unaudited)	For the Period June 13, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$26.89	$24.84
Net investment income (loss)**	0.28	0.08
Net realized and unrealized gain (loss) on investments	(3.82)	2.01
Total from operations	(3.54)	2.09
Distributions to shareholders from:
Net investment income	(0.12)	(0.04)
Net asset value at end of period	$23.23	$26.89
TOTAL RETURN***	(13.15)%	8.42%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$72,035	$56,476
Ratio to average net assets of:
Expenses	0.75%†	0.75%†
Net investment income (loss)	2.47%†	0.96%†
Portfolio turnover rate ††	76%	54%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.03	$0.06

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic Europe Portfolio

	Six Months Ended April 30, 2008 (Unaudited)	For the Period June 13, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$26.06	$24.90
Net investment income (loss)**	0.33	0.08
Net realized and unrealized gain (loss) on investments	(3.84)	1.11
Total from operations	(3.51)	1.19
Distributions to shareholders from:
Net investment income	(0.16)	(0.03)
Net asset value at end of period	$22.39	$26.06
TOTAL RETURN***	(13.48)%	4.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$8,965	$7,828
Ratio to average net assets of:
Expenses	0.75%†	0.75%†
Net investment income (loss)	2.91%†	0.83%†
Portfolio turnover rate ††	70%	65%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.02)	$0.03

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

	Six Months Ended April 30, 2008 (Unaudited)	For the Period June 25, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$63.10	$50.11
Net investment income (loss)**	0.72	0.51
Net realized and unrealized gain (loss) on investments	(9.84)	12.74
Total from operations	(9.12)	13.25
Distributions to shareholders from:
Net investment income	(0.68)	(0.26)
Net asset value at end of period	$53.30	$63.10
TOTAL RETURN***	(14.43)%	26.53%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$31,989	$12,633
Ratio to average net assets of:
Expenses	0.80%†	0.80%†
Net investment income (loss)	2.83%†	2.74%†
Portfolio turnover rate ††	47%	1%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.21	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio

	Six Months Ended April 30, 2008 (Unaudited)	For the Period September 27, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.36	$25.50
Net investment income (loss)**	0.29	0.04
Net realized and unrealized gain (loss) on investments	(4.62)	1.82
Total from operations	(4.33)	1.86
Distribution to shareholders from:
Net investment income	(0.29)	—
Net asset value at end of period	$22.74	$27.36
TOTAL RETURN***	(15.81)%	7.29%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$13,642	$16,417
Ratio to average net assets of:
Expenses	0.80%†	0.80	%†
Net investment income (loss)	2.52%†	1.31	%†
Portfolio turnover rate ††	37%	—	(a)
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$—	$0.01

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

	Six Months Ended April 30, 2008 (Unaudited)	For the Period June 25, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$53.05	$49.37
Net investment income (loss)**	0.68	0.13
Net realized and unrealized gain (loss) on investments	(6.09)	3.56
Total from operations	(5.41)	3.69
Distributions to shareholders from:
Net investment income	(0.13)	(0.01)
Net asset value at end of period	$47.51	$53.05
TOTAL RETURN***	(10.20)%	7.48%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$85,525	$31,840
Ratio to average net assets of:
Expenses	0.75%†	0.75%†
Net investment income (loss)	2.97%†	0.85%†
Portfolio turnover rate ††	32%	30%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.20	$0.12

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than 0.5%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

	Six Months Ended April 30, 2008 (Unaudited)	For the Period September 27, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$26.47	$25.18
Net investment income (loss)**	0.27	0.01
Net realized and unrealized gain (loss) on investments	(3.47)	1.28
Total from operations	(3.20)	1.29
Distribution to shareholders from:
Net investment income	(0.07)	—
Net asset value at end of period	$23.20	$26.47
TOTAL RETURN***	(12.10)%	5.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$13,921	$5,294
Ratio to average net assets of:
Expenses	0.75%†	0.75	%†
Net investment income (loss)	2.26%†	0.36	%†
Portfolio turnover rate ††	52%	—	(a)
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$—	$—

PowerShares FTSE RAFI Emerging Markets Portfolio

	Six Months Ended April 30, 2008 (Unaudited)	For the Period September 27, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.94	$25.55
Net investment income (loss)**	0.17	0.01
Net realized and unrealized gain (loss) on investments	(2.90)	2.38
Total from operations	(2.73)	2.39
Distribution to shareholders from:
Net investment income	(0.11)	—
Net asset value at end of period	$25.10	$27.94
TOTAL RETURN***	(9.77)%	9.35%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$85,338	$27,942
Ratio to average net assets of:
Expenses	0.85%†	0.85	%†
Net investment income (loss)	1.44%†	0.56	%†
Portfolio turnover rate ††	52%	8%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.10)	—	(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than 0.5%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares FTSE RAFI Europe Portfolio

	Six Months Ended April 30, 2008 (Unaudited)	For the Period June 25, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$54.24	$49.50
Net investment income (loss)**	0.62	0.14
Net realized and unrealized gain (loss) on investments	(6.67)	4.64
Total from operations	(6.05)	4.78
Distributions to shareholders from:
Net investment income	(0.25)	(0.04)
Net asset value at end of period	$47.94	$54.24
TOTAL RETURN***	(11.15)%	9.67%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$9,606	$5,446
Ratio to average net assets of:
Expenses	0.75%†	0.75%†
Net investment income (loss)	2.61%†	0.78%†
Portfolio turnover rate ††	30%	5%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.12	$—

PowerShares FTSE RAFI Europe Small-Mid Portfolio

	Six Months Ended April 30, 2008 (Unaudited)	For the Period September 27, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$26.61	$25.03
Net investment income (loss)**	0.30	0.02
Net realized and unrealized gain (loss) on investments	(3.85)	1.56
Total from operations	(3.55)	1.58
Distribution to shareholders from:
Net investment income	(0.10)	—
Net asset value at end of period	$22.96	$26.61
TOTAL RETURN***	(13.34)%	6.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$6,888	$5,322
Ratio to average net assets of:
Expenses	0.75%†	0.75	%†
Net investment income (loss)	2.70%†	0.69	%†
Portfolio turnover rate ††	41%	—	(a)
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than 0.5%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares FTSE RAFI International Real Estate Portfolio

	For the Period December 27, 2007* through April 30, 2008 (Unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.00
Net investment income (loss)**	0.21
Net realized and unrealized gain (loss) on investments	(1.48)
Total from operations	(1.27)
Distribution to shareholders from:
Net investment income	(0.05)
Net asset value at end of period	$23.68
TOTAL RETURN***	(5.03	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$2,368
Ratio to average net assets of:
Expenses	0.75	%†
Net investment income (loss)	2.71	%†
Portfolio turnover rate ††	28%

PowerShares FTSE RAFI Japan Portfolio

	Six Months Ended April 30, 2008 (Unaudited)	For the Period June 25, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$49.65	$49.65
Net investment income (loss)**	0.35	0.21
Net realized and unrealized gain (loss) on investments	(2.73)	(0.21)
Total from operations	(2.38)	0.00
Distribution to shareholders from:
Net investment income	(0.17)	—
Net asset value at end of period	$47.10	$49.65
TOTAL RETURN***	(4.78)%	0.00%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$4,720	$4,975
Ratio to average net assets of:
Expenses	0.75%†	0.75%†
Net investment income (loss)	1.47%†	1.20%†
Portfolio turnover rate ††	22%	15%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.09)	$(0.11)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

(a)  The total return from Fund Inception (first day of trading on the Exchange) to April 30, 2008 was (4.65)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Global Clean Energy Portfolio

	Six Months Ended April 30, 2008 (Unaudited)	For the Period June 13, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$30.95	$25.10
Net investment income (loss)**	0.03	0.03
Net realized and unrealized gain (loss) on investments	(3.72)	5.82
Total from operations	(3.69)	5.85
Net asset value at end of period	$27.26	$30.95
TOTAL RETURN***	(11.92)%	23.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$182,637	$95,963
Ratio to average net assets of:
Expenses	0.75%†	0.75	%†
Net investment income (loss)	0.20%†	(0.19	)%†
Portfolio turnover rate ††	32%	4%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01	$0.05

PowerShares Global Nuclear Energy Portfolio

	For the Period April 1, 2008* through April 30, 2008 (Unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.87
Net investment income (loss)**	0.01
Net realized and unrealized gain (loss) on investments	1.20
Total from operations	1.21
Net asset value at end of period	$26.08
TOTAL RETURN***	4.87	%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$20,864
Ratio to average net assets of:
Expenses	0.75	%†
Net investment income (loss)	0.87	%†
Portfolio turnover rate ††	1%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

(a)  The total return from Fund Inception (first day of trading on the Exchange) to April 30, 2008 was 1.72%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Global Water Portfolio

	Six Months Ended April 30, 2008 (Unaudited)	For the Period June 13, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$26.79	$24.63
Net investment income (loss)**	0.11	(0.03)
Net realized and unrealized gain (loss) on investments	(4.56)	2.19
Total from operations	(4.45)	2.16
Net asset value at end of period	$22.34	$26.79
TOTAL RETURN***	(16.61)%	8.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$335,050	$241,094
Ratio to average net assets of:
Expenses	0.75%†	0.75%†
Net investment income (loss)	0.94%†	(0.29)%†
Portfolio turnover rate ††	17%	24%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$—	$0.01

PowerShares International Listed Private Equity Portfolio

	Six Months Ended April 30, 2008 (Unaudited)	For the Period September 27, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.32	$25.70
Net investment income (loss)**	0.37	(0.02)
Net realized and unrealized gain (loss) on investments	(5.29)	1.64
Total from operations	(4.92)	1.62
Distribution to shareholders from:
Net investment income	(0.39)	—
Net asset value at end of period	$22.01	$27.32
TOTAL RETURN***	(18.09)%	6.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$15,408	$5,465
Ratio to average net assets of:
Expenses	0.75%†	0.75	%†
Net investment income (loss)	3.31%†	(0.71	)%†
Portfolio turnover rate ††	44%	—	(a)
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.10)	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than 0.5%.

See Notes to Financial Statements.

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2008 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the "Trust") was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of period end, the Trust offers twenty-six portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares DWA Developed MarketsTechnical Leaders Portfolio	"DWA Developed Markets Technical Leaders Portfolio"

PowerShares DWA Emerging Markets Technical Leaders Portfolio	"DWA Emerging Markets Technical Leaders Portfolio"

PowerShares Dynamic Asia Pacific Portfolio	"Dynamic Asia Pacific Portfolio"

PowerShares Dynamic Developed International Opportunities Portfolio	"Dynamic Developed International Opportunities Portfolio"

PowerShares Dynamic Europe Portfolio	"Dynamic Europe Portfolio"

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	"FTSE RAFI Asia Pacific ex-Japan Portfolio"

PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	"FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio"

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	"FTSE RAFI Developed Markets ex-U.S. Portfolio"

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	"FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio"

PowerShares FTSE RAFI Emerging Markets Portfolio	"FTSE RAFI Emerging Markets Portfolio"

PowerShares FTSE RAFI Europe Portfolio	"FTSE RAFI Europe Portfolio"

PowerShares FTSE RAFI Europe Small-Mid Portfolio	"FTSE RAFI Europe Small-Mid Portfolio"

PowerShares FTSE RAFI International Real Estate Portfolio	"FTSE RAFI International Real Estate Portfolio"

PowerShares FTSE RAFI Japan Portfolio	"FTSE RAFI Japan Portfolio"

PowerShares Global Clean Energy Portfolio	"Global Clean Energy Portfolio"

PowerShares Global Nuclear Energy Portfolio	"Global Nuclear Energy Portfolio"

PowerShares Global Water Portfolio	"Global Water Portfolio"

PowerShares International Listed Private Equity Portfolio	"International Listed Private Equity Portfolio"

Each portfolio represents a separate series of the Trust (the "Fund" or collectively the "Funds"). The shares of the Funds are referred to herein as "Shares" or "Fund Shares." Each Fund's shares are listed and traded on the following exchange:

Fund	Exchange
DWA Developed MarketsTechnical Leaders Portfolio	NYSE Arca

DWA Emerging Markets Technical Leaders Portfolio	NYSE Arca

Dynamic Asia Pacific Portfolio	American Stock Exchange

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2008 (Unaudited)

Fund	Exchange
Dynamic Developed International Opportunities Portfolio	American Stock Exchange

Dynamic Europe Portfolio	American Stock Exchange

FTSE RAFI Asia Pacific ex-Japan Portfolio	NYSE Arca

FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	American Stock Exchange

FTSE RAFI Developed Markets ex-U.S. Portfolio	NYSE Arca

FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	American Stock Exchange

FTSE RAFI Emerging Markets Portfolio	American Stock Exchange

FTSE RAFI Europe Portfolio	NYSE Arca

FTSE RAFI Europe Small-Mid Portfolio	American Stock Exchange

FTSE RAFI International Real Estate Portfolio	NYSE Arca

FTSE RAFI Japan Portfolio	NYSE Arca

Global Clean Energy Portfolio	American Stock Exchange

Global Nuclear Energy Portfolio	NYSE Arca

Global Water Portfolio	American Stock Exchange

International Listed Private Equity Portfolio	American Stock Exchange

The Funds' market prices may differ to some degree from the net asset value of the shares of each Fund. Unlike conventional funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in a large specified number of shares, each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following equity indices:

Fund	Index
DWA Developed MarketsTechnical Leaders Portfolio	Dorsey Wright Developed Markets Technical Leaders Index

DWA Emerging Markets Technical Leaders Portfolio	Dorsey Wright Emerging Markets Technical Leaders Index

Dynamic Asia Pacific Portfolio	QSG Asia-Pacific Opportunities Index

Dynamic Developed International Opportunities Portfolio	QSG Developed International Opportunities Index

Dynamic Europe Portfolio	QSG Active Europe Index

FTSE RAFI Asia Pacific ex-Japan Portfolio	FTSE RAFI Asia Pacific ex Japan Index

FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	FTSE RAFI Developed Asia Pacific ex Japan Mid Small Index

FTSE RAFI Developed Markets ex-U.S. Portfolio	FTSE RAFI Development Markets ex US Index

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2008 (Unaudited)

Fund	Index
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	FTSE RAFI Developed Markets ex US Mid Small 1500 Index

FTSE RAFI Emerging Markets Portfolio	FTSE RAFI Emerging Index

FTSE RAFI Europe Portfolio	FTSE RAFI Europe Index

FTSE RAFI Europe Small-Mid Portfolio	FTSE RAFI Developed Europe Mid Small Index

FTSE RAFI International Real Estate Portfolio	FTSE RAFI Real Estate Global ex US Index

FTSE RAFI Japan Portfolio	FTSE RAFI Japan Index

Global Clean Energy Portfolio	WilderHill New Energy Global Innovation Index

Global Nuclear Energy Portfolio	WNA Nuclear Energy IndexSM

Global Water Portfolio	Palisades Global Water Index

International Listed Private Equity Portfolio	International Listed Private Equity IndexSM

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions, that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies are valued at the end of day net asset value per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2008 (Unaudited)

quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. Other Risk

The Funds may invest a large percentage of assets in securities of a limited number of companies, each investment has a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

There are certain risks inherent in investing in listed private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately-held companies. Generally, little public information exists for private and thinly traded companies and there is a risk that investors may not be able to make a fully informed investment decision. Investments made by listed private equity companies are generally subject to legal and other restrictions on resale and are otherwise less liquid than publicly-traded securities. The illiquidity of these investments may make it difficult to sell such investments if the need arises, and if there is a need for a listed private equity company in which the Fund invests to liquidate its portfolio quickly, it may realize a loss on its investments. Since many of the assets of listed private equity companies do not have readily ascertainable market values, such assets are most often recorded at fair value, in good faith, in accordance with valuation procedures adopted by such companies.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2008 (Unaudited)

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially the Funds' taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is included.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and Passive Foreign Investment Company investments.

The Funds file tax returns in the U.S. federal jurisdiction and certain other jurisdictions. Generally the Funds are subject to examinations by such taxing authorities for up to three years after the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to the Invesco PowerShares Capital Management LLC ("the Adviser") (formerly PowerShares Capital Management LLC). The Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any brokerage expenses, taxes, interest and other extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and distributes net realized taxable capital gains, if any, annually in cash. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a return of capital at fiscal period end.

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2008 (Unaudited)

H. Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars using the applicable exchange rates as of the close of London world markets. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments in securities. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into Investment Advisory Agreement with the Adviser under which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. As compensation for its services, each Fund has agreed to pay an annual unitary management fee. The Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any brokerage expenses, taxes, interest and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
DWA Developed MarketsTechnical Leaders Portfolio	.80%
DWA Emerging Markets Technical Leaders Portfolio	.90%
Dynamic Asia Pacific Portfolio	.80%
Dynamic Developed International Opportunities Portfolio	.75%
Dynamic Europe Portfolio	.75%
FTSE RAFI Asia Pacific ex-Japan Portfolio	.80%
FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	.80%
FTSE RAFI Developed Markets ex-U.S. Portfolio	.75%
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	.75%
FTSE RAFI Emerging Markets Portfolio	.85%
FTSE RAFI Europe Portfolio	.75%
FTSE RAFI Europe Small-Mid Portfolio	.75%
FTSE RAFI International Real Estate Portfolio	.75%
FTSE RAFI Japan Portfolio	.75%
Global Clean Energy Portfolio	.75%
Global Nuclear Energy Portfolio	.75%
Global Water Portfolio	.75%
International Listed Private Equity Portfolio	.75%

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2008 (Unaudited)

Distribution Agreement

The Trust has entered into a Distribution agreement with Invesco Aim Distributors, Inc., formerly A I M Distributors, Inc. (the "Distributor") which serves as the Distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in Shares.

Licensing Agreements

The Adviser has entered into licensing agreements for each Fund with the following Licensor:

Fund	Licensor
DWA Developed MarketsTechnical Leaders Portfolio	Dorsey, Wright & Associates, Inc.

DWA Emerging Markets Technical Leaders Portfolio	Dorsey, Wright & Associates, Inc.

Dynamic Asia Pacific Portfolio	Quantitative Services Group, LLC

Dynamic Developed International Opportunities Portfolio	Quantitative Services Group, LLC

Dynamic Europe Portfolio	Quantitative Services Group, LLC

FTSE RAFI Asia Pacific ex-Japan Portfolio	FTSE International Ltd.

FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	FTSE International Ltd.

FTSE RAFI Developed Markets ex-U.S. Portfolio	FTSE International Ltd.

FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	FTSE International Ltd.

FTSE RAFI Emerging Markets Portfolio	FTSE International Ltd.

FTSE RAFI Europe Portfolio	FTSE International Ltd.

FTSE RAFI Europe Small-Mid Portfolio	FTSE International Ltd.

FTSE RAFI International Real Estate Portfolio	FTSE International Ltd.

FTSE RAFI Japan Portfolio	FTSE International Ltd.

Global Clean Energy Portfolio	WilderHill New Energy Finance, LLC

Global Nuclear Energy Portfolio	WNA Global Indexes, LLC

Global Water Portfolio	Palisades Water Index Associates, LLC

International Listed Private Equity Portfolio	Redrocks Capital Partners, LLC

The above trademarks are owned by the respective Licensors. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds. The Adviser is required to pay the licensing fees on behalf of the Funds.

The Bank of New York, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian and fund accounting and transfer agent for each Fund.

The custodian has agreed to provide overdraft protection to the Funds according to the terms of the service agreement.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2008 (Unaudited)

Note 4. Federal Income Taxes

At April 30, 2008, the costs of investments on a tax basis including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period were as follows:

	Cost	Unrealized Appreciation/ Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation
DWA Developed MarketsTechnical Leaders Portfolio	$46,499,967	$2,537,157	$3,364,429	$(827,272)
DWA Emerging Markets Technical Leaders Portfolio	38,185,375	1,693,663	2,679,689	(986,026)
Dynamic Asia Pacific Portfolio	37,303,815	(1,100,161)	2,157,184	(3,257,345)
Dynamic Developed International Opportunities Portfolio	72,356,511	(602,487)	3,241,417	(3,843,904)
Dynamic Europe Portfolio	9,204,465	(248,142)	342,745	(590,887)
FTSE RAFI Asia Pacific ex-Japan Portfolio	30,800,745	1,188,421	1,980,951	(792,530)
FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	14,526,928	(544,157)	768,467	(1,312,624)
FTSE RAFI Developed Markets ex-U.S. Portfolio	85,294,691	60,087	3,488,271	(3,428,184)
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	14,091,508	(148,199)	759,783	(907,982)
FTSE RAFI Emerging Markets Portfolio	83,492,040	1,300,158	4,676,630	(3,376,472)
FTSE RAFI Europe Portfolio	10,011,987	(375,781)	323,633	(699,414)
FTSE RAFI Europe Small-Mid Portfolio	7,154,194	(291,118)	327,577	(618,695)
FTSE RAFI International Real Estate Portfolio	2,409,081	(41,558)	124,840	(166,398)
FTSE RAFI Japan Portfolio	5,117,983	(386,426)	143,783	(530,209)
Global Clean Energy Portfolio	188,131,464	(5,197,992)	11,428,950	(16,626,942)
Global Nuclear Energy Portfolio	20,769,621	86,911	446,295	(359,384)
Global Water Portfolio	353,912,277	(23,313,451)	11,557,172	(34,870,623)
International Listed Private Equity Portfolio	15,540,356	(113,332)	688,521	(801,853)

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of distributions paid during the year and the tax components of accumulated earnings/loss will be reported at the Funds fiscal year end.

At October 31, 2007, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. The use of some portion of the capital loss carryforward by any one fund may be limited by federal tax rules. These rules limit the use of the carryforward when there has been a greater than fifty percent change in ownership of a fund.

Capital Loss Available Through
2015
Dynamic Asia Pacific Portfolio	$19,931
Dynamic Developed International Opportunities Portfolio	47,847
Dynamic Europe Portfolio	44,616
FTSE RAFI Asia-Pacific ex-Japan Small-Mid Portfolio	14,699
FTSE RAFI Developed Markets ex-U.S. Portfolio	54,729
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	2,199
FTSE RAFI Emerging Markets Portfolio	5,426
FTSE RAFI Europe Portfolio	13,972

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2008 (Unaudited)

Capital Loss Available Through
2015
FTSE RAFI Europe Small-Mid Portfolio	$1,345
FTSE RAFI Japan Portfolio	53,958
Global Clean Energy Portfolio	155,633
Global Water Portfolio	589,102

Note 5. Investment Transactions

For the period ended April 30, 2008, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
DWA Developed MarketsTechnical Leaders Portfolio	$20,466,898	$19,042,536
DWA Emerging Markets Technical Leaders Portfolio	33,335,886	21,067,766
Dynamic Asia Pacific Portfolio	20,298,802	20,948,995
Dynamic Developed International Opportunities Portfolio	48,737,190	52,374,445
Dynamic Europe Portfolio	5,662,186	5,703,796
FTSE RAFI Asia Pacific ex-Japan Portfolio	9,721,614	10,148,661
FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	5,622,263	5,267,398
FTSE RAFI Developed Markets ex-U.S. Portfolio	18,469,611	18,262,983
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	5,661,848	5,474,899
FTSE RAFI Emerging Markets Portfolio	27,597,772	27,829,096
FTSE RAFI Europe Portfolio	2,723,645	2,908,011
FTSE RAFI Europe Small-Mid Portfolio	2,554,856	2,578,093
FTSE RAFI International Real Estate Portfolio	668,695	666,599
FTSE RAFI Japan Portfolio	1,886,187	1,780,318
Global Clean Energy Portfolio	44,126,484	43,322,329
Global Nuclear Energy Portfolio	436,621	206,231
Global Water Portfolio	48,152,377	60,564,693
International Listed Private Equity Portfolio	5,183,885	5,255,608

For the period ended April 30, 2008 in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
DWA Developed MarketsTechnical Leaders Portfolio	$45,565,302	$—
DWA Emerging Markets Technical Leaders Portfolio	29,077,134	—
Dynamic Asia Pacific Portfolio	16,673,329	2,402,488
Dynamic Developed International Opportunities Portfolio	31,045,610	6,796,113
Dynamic Europe Portfolio	3,029,382	891,945
FTSE RAFI Asia Pacific ex-Japan Portfolio	22,072,794	741,946
FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	—	—
FTSE RAFI Developed Markets ex-U.S. Portfolio	56,101,499	—
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	9,425,496	—

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2008 (Unaudited)

	Securities Received	Securities Delivered
FTSE RAFI Emerging Markets Portfolio	$60,722,423	$1,738,552
FTSE RAFI Europe Portfolio	5,383,316	239,409
FTSE RAFI Europe Small-Mid Portfolio	2,386,027	—
FTSE RAFI International Real Estate Portfolio	2,500,081	—
FTSE RAFI Japan Portfolio	4,722,911	4,467,920
Global Clean Energy Portfolio	131,737,103	30,205,239
Global Nuclear Energy Portfolio	20,539,996	—
Global Water Portfolio	166,261,126	18,691,608
International Listed Private Equity Portfolio	11,281,600	—

Gains and losses on in-kind transactions are not considered taxable for Federal income tax purposes.

Note 6. Trustees' Fees

The Adviser, as a result of the unitary management fee, compensates each Trustee on behalf of the Trust who is not an employee of the Adviser or its affiliates. Interested Trustees and Officers of the Trust do not receive any Trustees' fees.

The Trust (has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" (as defined in the 1940 Act) and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferred Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the participating trustee is valued as of the first business dates of each calendar quarter such Fees would have been paid to the participating trustee. The value increases with contributions or with increases in the value of the shares selected, and the value decreases with withdrawals or with declines in the value of the shares selected.

Note 7. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 100,000 (200,000 for FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, FTSE RAFI Asia-Pacific ex-Japan Small-Mid Portfolio and FTSE RAFI Emerging Markets Portfolio). Only Authorized Participants are permitted to create or redeem from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not be eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 8. Indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2008 (Unaudited)

Note 9. New Accounting Pronouncement

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurement" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurement. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has assessed the application of FAS 157 to the Funds and has determined that the adoption of FAS 157 is not expected to have a material impact on the Funds. Management intends for the Funds to adopt FAS 157 provisions during the fiscal year ending October 31, 2009.

Supplemental Information

Trustees and Officers

The Trustees who are not affiliated with the Adviser or affiliates of the Adviser ("Independent Trustees") and the Trustee who is affiliated with the Adviser ("Management Trustee") and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by the Trustee, are shown below.

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
Ronn R. Bagge (b. 1958) YQA Capital Management, LLC 1755 S. Naperville Rd., Suite 100 Wheaton, IL 60187	Trustee	Since 2003	YQA Capital Management LLC (July 1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	104	None

Marc M. Kole (b. 1960) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Assistant Vice President and Controller, Priority Health (September 2005- April 2008); formerly Interim CFO, Priority Health (July 2006-April 2007); formerly Senior Vice President of Finance, United Healthcare (health insurance) (July 2004-July 2005); formerly Senior Vice President of Finance, Oxford Health Plans (June 2000-July 2004)	104	None

  *  This is the date the Trustee began serving the Trust.

  **  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. At April 30, 2008, the Fund Complex consists of the Trust's 26 Portfolios and three other exchange-traded fund trusts with 78 Portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
D. Mark McMillan (b. 1963) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Partner, Bell, Boyd & Lloyd LLP (1989 Present)	104	None

Philip M. Nussbaum (b. 1961) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.) (November 2004-Present); formerly Managing Director, Communication Institute (May 2002- August 2003); formerly Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (March 1994-1999)	104	None

  *  This is the date the Trustee began serving the Trust.

  **  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. At April 30, 2008, the Fund Complex consists of the Trust's 26 Portfolios and three other exchange-traded fund trusts with 78 Portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
Donald H. Wilson (b. 1960) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	President, Chief Operating Officer and Chief Financial Officer, AMCORE Financial, Inc. (bank holding company) (August 2007-Present), formerly Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (February 2006-August 2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (May 1995- February 2006)	104	None

  *  This is the date the Trustee began serving the Trust.

  **  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. At April 30, 2008, the Fund Complex consists of the Trust's 26 Portfolios and three other exchange-traded fund trusts with 78 Portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Management Trustee	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustees
H. Bruce Bond (b.1963)** Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chairman of the Board, Trustee and Chief Executive Officer	Since 2003	Managing Director, Invesco PowerShares Capital Management LLC (August 2002-Present); formerly Manager, Nuveen Investments (April 1998-August 2002)	104	None

Availability of Additional Information About Funds' Trustees

The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request at 800.337.4246.

  *  This is the date the Management Trustee began serving the Trust.

  **  Interested person as defined in Section 2(a)(19) of the 1940 Act.

  ***  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. At April 30, 2008, the Fund Complex consists of the Trust's 26 Portfolios and three other exchange-traded fund trusts with 78 Portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Officers	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Bruce T. Duncan (b. 1954) Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Financial Officer, Treasurer and Secretary	Chief Financial Officer and TreasurerSince 2006 Secretary Since 2008	Senior Vice President of Finance, Invesco PowerShares Capital Management LLC (September 2005-Present); Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Kevin R. Gustafson (b. 1965) Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Compliance Officer	Since 2004	General Counsel Invesco PowerShares Capital Management LLC (September 2004-Present); Chief Compliance Officer, Invesco PowerShares Capital Management LLC (September 2004-April 2008); Attorney, Nyberg & Gustafson (2001-2004); Attorney, Burke, Warren, McKay & Serritella, P.C. (1997-2000)

  *  This is the period for which the Officers began serving the Trust. Each Officer serves a one year term, until his successor is elected.

Board Considerations Regarding Approval of Investment Advisory Agreement

At a meeting held on April 20, 2007, the Board of Trustees of the PowerShares Global Exchange-Traded Fund Trust (subsequently renamed the PowerShares Exchange-Traded Fund Trust II) (the "Trust"), including the Independent Trustees, unanimously approved the Investment Advisory Agreement between PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 39 initial series (the "Funds"):

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Europe Portfolio

PowerShares FTSE RAFI Japan Portfolio

PowerShares Dynamic Developed International Opportunities Portfolio

PowerShares Dynamic Asia Pacific Portfolio

PowerShares Dynamic Europe Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Water Portfolio

PowerShares Cohen & Steers Global Realty Majors Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Small Portfolio

PowerShares FTSE RAFI Europe Small Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares FTSE RAFI Latin America Portfolio

PowerShares FTSE RAFI Australia Portfolio

PowerShares FTSE RAFI Brazil Portfolio

PowerShares FTSE RAFI Canada Portfolio

PowerShares FTSE RAFI China Portfolio

PowerShares FTSE RAFI France Portfolio

PowerShares FTSE RAFI Germany Portfolio

PowerShares FTSE RAFI Hong Kong Portfolio

PowerShares FTSE RAFI Mexico Portfolio

PowerShares FTSE RAFI South Africa Portfolio

PowerShares FTSE RAFI South Korea Portfolio

PowerShares FTSE RAFI Taiwan Portfolio

PowerShares FTSE RAFI United Kingdom Portfolio

PowerShares Dynamic Emerging Markets Portfolio

PowerShares Dynamic Developed International Growth Portfolio

PowerShares Dynamic Developed International Value Portfolio

PowerShares Dynamic Japan Portfolio

PowerShares Dynamic Australia Portfolio

PowerShares Dynamic Canada Portfolio

PowerShares Dynamic France Portfolio

PowerShares Dynamic Germany Portfolio

PowerShares Dynamic UK Portfolio

PowerShares Dynamic Ireland Portfolio

PowerShares International Listed Private Equity Portfolio

PowerShares S&P European Stars Portfolio

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) since Fund performance was not available, the correlation and tracking error between the indices tracked by other exchange-traded funds ("ETFs") for which the Adviser serves as such and those funds' performance, (iii) the costs of services to be provided and estimated profits to be realized by the Adviser, (iv) the extent to which economies of scale may be realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits to be realized by the Adviser from its relationship with the Funds. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for each Fund listed above. No single factor was determinative in the Board's analysis.

Board Considerations Regarding Approval of Investment Advisory Agreement (Continued)

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions to be performed by the Adviser, information describing the Adviser's current organization, including operations assistance provided by the Adviser's new parent organization, AMVESCAP LLC, and the background and experience of the persons responsible for the day-to-day management of the Funds, and considered the quality of services provided by the Adviser to other ETFs. The Trustees reviewed matters related to the Adviser's portfolio transaction policies and procedures. The Trustees reviewed reports on the correlation and tracking error between the underlying index and the performance of other ETFs for which the Adviser services as investment adviser.

The Trustees also considered the services to be provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function for the other ETFs and would be provided for the Funds.

Based on their review, the Trustees concluded that the nature and extent of services to be provided by the Adviser to each Fund were appropriate and that the quality would be good.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expected total expense ratio and proposed advisory fee, as compared to three categories of comparable funds selected by Lipper Inc., an independent source: ETFs, open end funds and closed end funds. The Trustees also reviewed and discussed additional information prepared by Lipper Inc. on expense ratios and advisory fees of a broader universe of ETFs and other index funds. The Adviser supplemented the information prepared by Lipper Inc. with data it compiled on expense ratios and advisory fees of newer ETFs that recently commenced operations. The Trustees noted that the annual advisory fee to be charged to the Funds was a unitary fee, and that the Adviser agreed to pay all expenses of the Funds except brokerage commissions and other trading expenses, taxes and extraordinary expenses. The Trustees noted that the advisory fees were at the higher end of the ETF universe, but were generally lower than fees for open-end (non-ETF) funds and closed-end funds, and were reasonable because of the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds, and the higher administrative, operational and management oversight costs for the Adviser. The Trustees also noted that the higher advisory fees were attributable to higher trading and custody costs for certain jurisdictions. The Board therefore concluded that the advisory fee of each Fund is competitive and that the advisory fee for each Fund is reasonable and appropriate in amount in light of the quality of services to be provided and that each Fund's total expense ratio was competitive.

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser as investment adviser to the other ETFs, as well as the fees waived and expenses reimbursed by the Adviser for those ETFs. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits realized by the Adviser from its relationship to those ETFs. The Trustees noted the Adviser's statement that its costs of managing those ETFs generally exceeded the amount payable as management fees under the investment advisory agreement for those funds. The Trustees concluded that the estimated profits to be realized by the Adviser with respect to each Fund were reasonable in comparison with the costs of providing investment advisory services to the Fund.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees

Board Considerations Regarding Approval of Investment Advisory Agreement (Continued)

noted that certain fixed costs associated with the management of the Funds can be reduced on a per-Fund basis, and that although such economies would be enjoyed by the Adviser, a unitary fee provides certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund is reasonable in relation to the projected asset size of each Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for each Fund listed above. No single factor was determinative in the Board's analysis.

Board Considerations Regarding Approval of Investment Advisory Agreement (Continued)

At a meeting held on October 2, 2007, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the "Trust"), including the Independent Trustees, approved the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following seven additional series (the "Funds"):

PowerShares DWA Developed Markets Technical Leaders Portfolio

PowerShares DWA Emerging Markets Technical Leaders Portfolio

PowerShares FTSE RAFI International Real Estate Portfolio

PowerShares Global Nuclear Energy Portfolio

PowerShares Preferred Portfolio

PowerShares High Yield Corporate Bond Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) since Fund performance was not available, the correlation and tracking error between the indices tracked by other exchange-traded funds ("ETFs") for which the Adviser serves as such and those funds' performance, (iii) the costs of services to be provided and estimated profits to be realized by the Adviser, (iv) the extent to which economies of scale may be realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits to be realized by the Adviser from its relationship with the Funds. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for each Fund listed above. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions to be performed by the Adviser, information describing the Adviser's current organization and projected staffing, and the background and experience of the persons responsible for the day-to-day management of the Funds, and considered the quality of services provided by the Adviser to other ETFs. The Trustees reviewed matters related to the Adviser's portfolio transaction policies and procedures. The Trustees reviewed reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees also considered the services to be provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function for the other ETFs and that was expected to be provided for the Funds.

Based on their review, the Trustees concluded that the nature and extent of services to be provided by the Adviser to each Fund were appropriate and that the quality was expected to be good.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expected total expense ratio and proposed advisory fee, as compared to information prepared by Lipper Inc., an independent source, on expense ratios and advisory fees of a broad universe of ETFs and other index funds. The Adviser supplemented the information prepared by Lipper Inc. with data it compiled on expense ratios and advisory fees of newer ETFs that recently commenced operations. The Trustees also considered data from an August 2007 report by

Board Considerations Regarding Approval of Investment Advisory Agreement (Continued)

Morgan Stanley, Inc. showing average expense ratios for various types of ETFs and open-end funds, including index funds. The Trustees noted that the annual advisory fee to be charged to the Funds was a unitary fee, and that the Adviser agreed to pay all expenses of the Funds except brokerage commissions and other trading expenses, taxes and extraordinary expenses. The Trustees noted that the advisory fees were generally at the higher end of the ETF universe, but were generally lower than fees for open-end (non-ETF) funds and closed-end funds, and were reasonable because of the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds, and the higher administrative, operational and management oversight costs for the Adviser. The Trustees also noted that some of the higher advisory fees were attributable to higher trading and custody costs for certain jurisdictions, and higher license fees payable out of the unitary fee charged to the Funds. The Board noted that the Adviser represented that the advisory fees were competitive with those of their ETF peers. The Board concluded that the advisory fee and expected total expense ratio for each Fund are reasonable and appropriate in amount in light of the quality of services expected to be provided.

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser as investment adviser to the other ETFs, as well as the fees waived and expenses reimbursed by the Adviser for those ETFs. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits realized by the Adviser from its relationship to those ETFs. The Trustees noted the Adviser's statement that its costs of managing those ETFs generally exceeded the amount payable as management fees under the investment advisory agreement for those funds. The Trustees concluded that the estimated profits to be realized by the Adviser with respect to each Fund appeared to be reasonable in comparison with the costs of providing investment advisory services to the Fund.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that certain fixed costs associated with the management of the Funds can be reduced on a per-Fund basis, and that although such economies would be enjoyed by the Adviser, a unitary fee provides certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund is reasonable in relation to the projected asset size of each Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for each Fund listed above. No single factor was determinative in the Board's analysis.

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

There are risks involved in investing in ETFs, including possible loss of money. Investing in securities of small and medium sized companies involves greater risk than is customarily associated with investing in more established companies, and investments in concentrated industry sectors involve greater risks than investments that are more diversified. PowerShares ETFs are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. PowerShares ETFs are not FDIC insured, may lose value and have no bank guarantee. PowerShares is a registered trademark of PowerShares Capital Management LLC. Past performance is not a guarantee of future results.

Invesco Aim Distributors, Inc. is the distributor of the PowerShares Exchange-Traded Fund Trust II.

An investor should consider each Fund's investment objective, risks, charges and expenses carefully before investing. For more complete information about PowerShares ETFs call Invesco Aim Distributors, Inc. at (800) 337-4246 or visit our website invescopowershares.com for a prospectus. Please read the prospectus carefully before investing.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2008 Invesco PowerShares Capital Management LLC  P-PS-SAR-8

2008 Semi-Annual Report to Shareholders

30 April 2008

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares High Yield Corporate Bond Portfolio

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares Preferred Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Table of Contents

Shareholder Letter	2

The Market Environment	3

Manager's Analysis	4

Funds' Distribution History	24

Frequency Distribution of Discounts & Premiums	26

Fees and Expenses	28

Schedules of Investments

PowerShares 1-30 Laddered Treasury Portfolio	30

PowerShares Emerging Markets Sovereign Debt Portfolio	31

PowerShares High Yield Corporate Bond Portfolio	32

PowerShares Insured California Municipal Bond Portfolio	35

PowerShares Insured National Municipal Bond Portfolio	38

PowerShares Insured New York Municipal Bond Portfolio	42

PowerShares Preferred Portfolio	44

PowerShares VRDO Tax-Free Weekly Portfolio	46

Statements of Assets and Liabilities	50

Statements of Operations	52

Statements of Changes in Net Assets	54

Financial Highlights	56

Notes to Financial Statements	60

Supplemental Information	68

Information about Advisory Agreements	73

My fellow Investors,

It gives me great pleasure to report on the state of your investment in PowerShares Exchange-Traded Funds and to thank you for your continued confidence in Invesco PowerShares Capital Management LLC.

Invesco PowerShares has accomplished a number of corporate and industry achievements in 2007. Some of the most notable successes over the past 12 months are that PowerShares:

•  Was the first to receive approval from the SEC to operate actively managed equity and fixed-income ETFs.

•  Launched our initial group of international ETFs, which invest directly in securities listed on foreign exchanges. As of April 30, 2008, we had 17 ETFs allowing investors to invest across a wide geographic range.

•  Brought out the markets only ETFs investing in insured municipal bonds. These three ETF's were part of our initial entry into the Fixed Income portion of the investment spectrum.

•  Further enhanced our reputation as one of the leading innovators in the ETF marketplace when the PowerShares S&P Buy-Write Portfolio was awarded the most innovative new ETF for 2007.

•  Expanded our global footprint with the introduction of 14 PowerShares ETFs listed on four major stock exchanges across Europe (London, Milan, Frankfurt and Paris).

•  Launched the PowerShares India Portfolio, one of the first ETFs to provide U.S. investors with direct access to securities listed on the India stock exchange.

Another milestone of the past year was the adoption of our new name, Invesco PowerShares – in short, we have a new corporate name. Invesco PowerShares represents the strength of global diversification you get through the combination of Invesco's worldwide resources and PowerShares' market leading ETF capabilities. As one of the world's largest and most diversified global investment organizations, Invesco has more than 500 investment professionals operating in investment centers in 25 cities, a presence in 12 countries and $500 billion in assets under management globally at the end of 2007.

While our name has changed and we have a new corporate logo, our goal of delivering the highest quality investment management available in the ETF structure has not changed and all of the names of your funds and their trading symbols remain the same – as do all of our telephone contact numbers. All of us at Invesco PowerShares will continue to strive to provide you with compelling investment solutions and high-quality customer service. Regardless of market conditions, Invesco PowerShares will hold true to its mission: seeking to build financial security for investors.

Best regards,

H. Bruce Bond

President and Chairman of the Board of Trustees
PowerShares Exchange-Traded Fund Trust II

2

The Market Environment

Global markets and economies fared even worse than the struggling U.S., succumbing to inflationary pressures over the six month reporting period ending April 30, 2008. The benchmark MSCI EAFE Index fell -8.91% as surging commodity prices led to weaker equity valuations in almost every worldwide market. Exports were slowed by the weakening U.S. dollar, which reached new record lows versus the Euro during the reporting period. Even the commodity-based emerging markets were not spared: the benchmark BRIC Index dropped -8.61%. Although a majority of worldwide central banks left their short-term target rates unchanged, the Bank of England and Bank of Canada lowered rates while the People's Bank of China and Switzerland National Bank raised rates. Given the divergence of overseas interest rates, global debt markets underperformed the U.S. bond market (Lehman Bros. Global Aggregate Total Return Bond Index +5.14% versus U.S. Aggregate Index +6.87%) over the reporting period.

3

Manager's Analysis

PowerShares 1-30 Laddered Treasury Portfolio (ticker: PLW)

The PowerShares 1-30 Laddered Treasury Portfolio is based on the Ryan/Mergent 1-30 Year Treasury Laddered Index, which measures the potential returns of U.S. Treasury securities with a yield curve based upon 30 U.S. Treasury Bonds with fixed coupons, scheduled to mature in a proportional, annual sequential ("laddered") structure.

For the six months ended April 30, 2008, the fund was +6.27% on a total return basis. During this same period the Ryan/Mergent 1-30 Year Treasury Laddered Index posted a return of +6.36% and the Lehman Bros. Aggregate Index was +5.01%. The "flight-to-quality" status experienced by government-guaranteed U.S. Treasuries during the recent U.S. credit crisis was the main factor which contributed to the fund's strong performance.

Duration Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Maturing in 1 to 5 Years	16.1
Maturing in 6 to 10 Years	16.5
Maturing in 11 to 15 Years	19.6
Maturing in 16 to 20 Years	13.2
Maturing in 21 to 25 Years	16.6
Maturing in 26 to 30 Years	16.8
Money Market Fund	0.6
Other	0.6

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
United States Treasury Bond, 4.500%, 02/15/36	10.1
United States Treasury Bond, 5.375%, 02/15/31	10.0
United States Treasury Bond, 4.750%, 02/15/37	3.4
United States Treasury Bond, 4.375%, 02/15/38	3.3
United States Treasury Bond, 5.250%, 02/15/29	3.3
United States Treasury Note,
4.500%, 02/15/16	3.3
United States Treasury Bond, 6.625%, 02/15/27	3.3
United States Treasury Note,
4.625%, 02/15/17	3.3
United States Treasury Bond, 3.500%, 02/15/18	3.3
United States Treasury Bond,
7.625%, 02/15/25	3.3
Total	46.6

4

Manager's Analysis (Continued)

PowerShares 1-30 Laddered Treasury Portfolio (ticker: PLW)

  Fund Performance History (%)  As of 30 April 2008

Index

	6 Month	Fund Inception Cumulative
Ryan/Mergent 1-30 Year Treasury Laddered Index	6.36	8.23

Fund

NAV Return	6.27	8.09
Share Price Return	4.79	6.59

Fund Inception: 11 October 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.25% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

5

Manager's Analysis

PowerShares Emerging Markets Sovereign Debt Portfolio (ticker: PCY)

The PowerShares Emerging Markets Sovereign Debt Portfolio is based on the DB Emerging Market USD Liquid Balanced Index. The Index tracks the performance of a selected basket of liquid emerging markets U.S. dollar-denominated government bonds issued by approximately 22 emerging market countries. The countries in the Index are selected annually pursuant to a proprietary index methodology and the membership list is rebalanced quarterly.

For the six months ended April 30, 2008, the fund was +0.26% on a total return basis. Over this same period the DB Emerging Market USD Liquid Balanced Index returned +1.08% while the Lehman Bros. Aggregate Index was +5.01%. The fund's performance differential versus its index, beyond regular fund expenses, can largely be attributed to the negative impact of buying and selling emerging market bonds with relatively wide bid/ask spreads at the quarterly rebalances. In addition, the fund and the index contain different bond pricing sources, which are trading desk-evaluated prices and thus subjective by nature.

Accelerating commodity inflation in many of the countries whose bonds are contained in the fund/index forced some of these emerging market central banks to raise interest rates during the reporting period. Furthermore, broad-based dollar weakness hindered overall USD-based emerging market debt performance.

Country Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Panama	4.6
Philippines	4.6
Peru	4.6
Colombia	4.5
Uruguay	4.5
Russia	4.5
South Korea	4.5
Vietnam	4.5
South Africa	4.5
Brazil	4.5
Bulgaria	4.5
Mexico	4.5
El Salvador	4.5
Turkey	4.5
Poland	4.5
Ukraine	4.5
Chile	4.5
Qatar	4.5
Venezuela	4.3
Hungary	4.3
Indonesia	4.3
China	4.3
United States - Money Market	0.3
Other	1.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Republic of Panama, 8.875%, 09/30/27	4.6
Republic of Phillipines,
9.500%, 02/02/30	4.6
Republic of Peru, 8.750%, 11/21/33	4.6
Republic of Columbia,
7.375%, 09/18/37	4.5
Republic of Uruguay, 9.250%, 05/17/17	4.5
Russian Federation,
11.000%, 07/24/18	4.5
Republic of Korea, 5.125%, 12/07/16	4.5
Socialist Republic of Vietnam,
6.875%, 01/15/16	4.5
Republic of South Africa, 5.875%, 05/30/22	4.5
Republic of Bulgaria,
8.250%, 01/15/15	4.5
Total	45.3

6

Manager's Analysis (Continued)

PowerShares Emerging Markets Sovereign Debt Portfolio (ticker: PCY)

  Fund Performance History (%)  As of 30 April 2008

Index

	6 Month	Fund Inception Cumulative
DB Emerging Market USD Liquid Balanced Index	1.08	2.95

Fund

NAV Return	0.26	1.91
Share Price Return	0.06	2.15

Fund Inception: 11 October 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.50% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

7

Manager's Analysis

PowerShares High Yield Corporate Bond Portfolio (ticker: PHB)

The PowerShares High Yield Corporate Bond Portfolio seeks to replicate the Wachovia High Yield Bond Index. This index measures potential returns of a theoretical portfolio of approximately 50 high-yield corporate bonds that are rated below investment grade by Moody's, S&P or Fitch and are payable in U.S. dollars. The index evaluates securities each quarter using an equal-weighting methodology based on a defined set of qualifying criteria established by Wachovia Cap Markets.

For the November 15, 2007 through April 30, 2008 period, the fund was +0.69% on a total return basis. Over this same period the Wachovia High Yield Bond Index returned +1.70% while the Lehman Brothers U.S. High Yield Index was +0.74%. The fund's performance differential versus the Wachovia High Yield Bond Index, beyond regular fund expenses, can mainly be attributed to the negative impact of buying and selling high yield corporate bonds with relatively wide bid/ask spreads at the quarterly rebalances. In addition, the fund and the Wachovia High Yield Bond Index contain different bond pricing sources, which are trading desk-evaluated prices and thus subjective by nature.

Despite a weakening U.S. economy during the November 15, 2007 to April 30 timeframe (which led to a rise in corporate defaults), the overall high yield corporate bond market was surprisingly resilient. Unfortunately the index and fund's largest sector weighting was in communications, which was one of the poorest performing sectors over the reporting period.

8

Manager's Analysis (Continued)

PowerShares High Yield Corporate Bond Portfolio (ticker: PHB)

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Telecommunications	12.8
Media	9.9
Healthcare-Services	8.3
Electric	7.0
Oil & Gas	5.7
Pipelines	5.3
Diversified Financial Services	5.1
Coal	4.3
Commercial Services	4.3
Auto Manufacturers	3.2
Lodging	2.6
Computers	2.2
Aerospace/Defense	2.1
Beverages	2.1
Investment Companies	2.1
REITS	2.1
Electronics	2.0
Retail	1.9
Semiconductors	1.8
Mining	1.7
Environmental Control	1.6
Machinery-Construction & Minig	1.6
Miscellaneous Manufacturing	1.6
Money Market Fund	0.5
Other	8.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Peabody Energy Corp., 7.375%, 11/01/16	2.2
Sungard Data Systems, Inc., 9.125%, 08/15/13	2.2
Aramark Corp, 8.500%, 02/01/15	2.2
Dynegy Holdings, Inc., 8.375%, 05/01/16	2.2
Community Health Systems, 8.875%, 07/15/15	2.2
Reliant Energy, Inc., 6.750%, 12/15/14	2.2
Tenet Healthcare Corp., 9.875%, 07/01/14	2.1
Intelsat Jackson Holdings, Ltd., 11.250%, 06/15/16	2.1
Constellation Brands, Inc., 7.250%, 09/01/16	2.1
Hertz Corp., 8.875%, 01/01/14	2.1
Total	21.6

Portfolio Composition by

Credit Quality (% of the Fund's

Net Assets) as of 30 April 2008

Rating
BBB-	1.7
BB+	4.0
BB-	18.6
BB	14.4
B+	7.4
B-	13.9
B	22.6
CCC+	5.6
CCC	3.1
Money Market Fund	0.5
Other	8.2

9

Manager's Analysis (Continued)

PowerShares High Yield Corporate Bond Portfolio (ticker: PHB)

  Fund Performance History (%)  As of 30 April 2008

Index

Fund Inception Cumulative
Wachovia High Yield Index Total Return Base	1.64
Lehman US Corporate High Yield Index	1.13
S&P 500 Index	-3.68

Fund

NAV Return	0.69
Share Price Return	-2.88

Fund Inception: 15 November 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.50% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

10

Manager's Analysis

PowerShares Insured California Municipal Bond Portfolio (ticker: PWZ)

The PowerShares Insured California Municipal Bond Portfolio is based on the Merrill Lynch California Insured Long-Term Core Municipal Securities Index. The index is designed to track the performance of U.S. dollar-denominated, investment-grade, insured, tax-exempt debt publicly issued by California or Puerto Rico or their political subdivisions. The index is adjusted monthly and its constituents are capitalization-weighted based on their current amount outstanding. Since the index contains a large number of municipal bonds (many of which are not actively traded), a sampling methodology was utilized to help the fund achieve its investment objective of tracking the index before fees and expenses.

For the six months ended April 30, 2008, the fund was -1.47% on a total return basis. Over this same period the Merrill Lynch California Insured Long-Term Core Municipal Securities Index returned +0.04%. The fund's performance differential versus its index, beyond regular fund expenses, can largely be attributed to the negative fund impact of purchasing municipal securities for creation units with wide bid/ask spreads in unusually volatile market conditions. In addition, the fund and the index contain different bond pricing sources, which are trading desk-evaluated prices and thus subjective by nature.

Even the investment grade municipal bond market was unable to escape the recent U.S. credit crunch. In early 2008 the municipal bond market experienced an unprecedented drop in valuations which caused many securities as well as the municipal bond insurers themselves to be downgraded. However, the market rebounded significantly after absolute municipal bond yield levels (and yields as a percentage of taxable yields) reached historical highs. Despite the ensuing rally after the turmoil of late February/early March, absolute municipal bond yield levels remain well above their long-term historical averages.

11

Manager's Analysis (Continued)

PowerShares Insured California Municipal Bond Portfolio (ticker: PWZ)

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Ad Valorem Property Tax	22.4
Water Revenue	17.4
Sales Tax Revenue	13.4
Sewer Revenue	12.4
College Revenue	10.1
Lease Revenue	8.6
Miscellaneous Revenue	5.8
Electric Power Revenue	2.8
Highway Tolls Revenue	2.7
General Fund	2.5
Tax Increment Revenue	2.4
Money Market Fund	0.1
Other	(0.6)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
East Bay California Municipal Utility District Water System Rev Ref Series 07A FGIC, 5.00%, 06/01/32	7.1
Santa Clara Valley California Transportation Auth Sales Tax Rev Ref (Measure A) Ser 07A AMBAC, 5.00% 04/01/36	7.1
Sacramento County California Sanitation District Financing Auth Rev (County Sanitation District 1) Ser 05 MBIA, 5.00%, 08/01/35	7.0
University of California Regents Medical Center Pooled Rev Ser 07A MBIA, 4.75%, 05/15/31	6.5
Antelope Valley California Community College District (Election 2004) Ser 07B MBIA, 5.25%, 08/01/39	6.1
Los Angeles California Community College District Ref (Eletion 2001) Ser 05A FSA, 5.00%, 08/01/25	3.6
Los Angeles Unified School District (Election 2004) Ser 07C FSA, 5.00%, 07/01/32	3.6
California State University Rev Systemwide Ser 07A FSA, 5.00%, 11/01/37	3.6
Riverside Community College District (Election 2004) Ser 07C MBIA, 5.00%, 08/01/32	3.6
Puerto Rico Commonwealth Aqueduct & Sewer Auth Rev (SR Lien) Ser 08A AGC, 5.13%, 07/01/47	3.5
Total	51.7

12

Manager's Analysis (Continued)

PowerShares Insured California Municipal Bond Portfolio (ticker: PWZ)

  Fund Performance History (%)  As of 30 April 2008

Index

	6 Month	Fund Inception Cumulative
Merrill Lynch California Insured Long-Term Core Municipal Securities Index	-0.04	0.27

Fund

NAV Return	-1.47	-1.19
Share Price Return	-2.25	-2.80

Fund Inception: 11 October 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.28% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

13

Manager's Analysis

PowerShares Insured National Municipal Bond Portfolio (ticker: PZA)

The PowerShares Insured National Municipal Bond Portfolio is based on the Merrill Lynch Insured National Long-Term Core Municipal Securities Index. The index is designed to track the performance of U.S. dollar-denominated, investment-grade, insured, tax-exempt debt publicly issued by U.S. municipalities in the U.S. domestic market. The index is adjusted monthly and its constituents are capitalization-weighted based on their current amount outstanding. Since the index contains a large number of municipal bonds (many of which are not actively traded), a sampling methodology was utilized to help the fund achieve its investment objective of tracking the index before fees and expenses.

For the six months ended April 30, 2008, the fund was -1.90% on a total return basis. Over this same period the Merrill Lynch Insured National Long-Term Core Municipal Securities Index returned +0.10%. The fund's performance differential versus its index, beyond regular fund expenses, can largely be attributed to the negative fund impact of purchasing municipal securities for creation units with wide bid/ask spreads in unusually volatile market conditions. In addition, the fund and the index contain different bond pricing sources, which are trading desk-evaluated prices and thus subjective by nature.

Even the investment grade municipal bond market was unable to escape the recent U.S. credit crunch. In early 2008 the municipal bond market experienced an unprecedented drop in valuations which caused many securities as well as the municipal bond insurers themselves to be downgraded. However, the market rebounded significantly after absolute municipal bond yield levels (and yields as a percentage of taxable yields) reached historical highs. Despite the ensuing rally after the turmoil of late February/early March, absolute municipal bond yield levels remain well above their long-term historical averages.

14

Manager's Analysis (Continued)

PowerShares Insured National Municipal Bond Portfolio (ticker: PZA)

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Hospital Revenue	24.2
Water Revenue	15.9
Electric Power Revenue	12.4
Ad Valorem Property Tax	11.9
Port, Airport & Marina Revenue	10.4
College Revenue	8.5
Sewer Revenue	3.6
Sales Tax Revenue	3.3
Highway Tolls Revenue	1.7
Miscellaneous Revenue	1.5
Hotel Occupancy Tax	1.3
Lease Revenue	1.1
Tax Increment Revenue	0.9
Transit Revenue	0.6
General Fund	0.4
Other	2.3

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Chicago Illinois O'Hare International Airport Rev (Ref-Third Indenture) Ser 05A MBIA, 5.00%, 01/01/29	4.0
Colorado Health Facilities Auth Rev (Catholic Health) Ser 06C-1 FSA, 5.10%, 10/01/41	3.9
Indiana Municipal Power Agency Power Supply System Rev Ser 07A MBIA, 5.00%, 01/01/42	3.9
Wisconsin State Health & Educational Facilities Auth Rev (Ministry Health) Ser 04 FSA, 5.00%, 08/01/34	3.9
Puerto Rico Commonwealth Aqueduct & Sewer Auth Rev (SR Lien) Ser 08A AGC, 5.13%, 07/01/47	3.2
Harris County Health Facilities Development Corp Thermal Utility Rev (TECO Project) Ser 08 AGC, 5.13%, 11/15/37	3.1
Kentucky State Municipal Power Agency System Rev (Prarie State Project) Ser 07A MBIA, 5.00%, 09/01/37	2.7
Northern Illinois Municipal Power Agency Power Project Rev Ser 07A MBIA,
5.00%, 01/01/42	2.6
Detroit Water Supply System Rev (Second Lien) Ref Ser 06C FSA, 5.00%. 07/01/29	2.4
District of Columbia Rev (Catholic University of America) Ser 07 MBIA, 5.00%, 10/01/29	2.4
Total	32.1

15

Manager's Analysis (Continued)

PowerShares Insured National Municipal Bond Portfolio (ticker: PZA)

  Fund Performance History (%)  As of 30 April 2008

Index

	6 Month	Fund Inception Cumulative
Merrill Lynch Insured National Long-Term Core Municipal Securities Index	0.10	0.39

Fund

NAV Return	-1.90	-1.39
Share Price Return	-2.25	-2.89

Fund Inception: 11 October 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.28% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

16

Manager's Analysis

PowerShares Insured New York Municipal Bond Portfolio (ticker: PZT)

The PowerShares Insured New York Municipal Bond Portfolio is based on the Merrill Lynch New York Insured Long-Term Core Municipal Securities Index. The index is designed to track the performance of U.S. dollar-denominated, investment-grade, insured, tax-exempt debt publicly issued by New York or Puerto Rico or their political subdivisions. The index is adjusted monthly and its constituents are capitalization-weighted based on their current amount outstanding. Since the index contains a large number of municipal bonds (many of which are not actively traded), a sampling methodology was utilized to help the fund achieve its investment objective of tracking the index before fees and expenses.

For the six months ended April 30, 2008, the fund was -0.80% on a total return basis. Over this same period the Merrill Lynch New York Insured Long-Term Core Municipal Securities Index returned -0.64%.

Even the investment grade municipal bond market was unable to escape the recent U.S. credit crunch. In early 2008 the municipal bond market experienced an unprecedented drop in valuations which caused many securities as well as the municipal bond insurers themselves to be downgraded. However, the market rebounded significantly after absolute municipal bond yield levels (and yields as a percentage of taxable yields) reached historical highs. Despite the ensuing rally after the turmoil of late February/early March, absolute municipal bond yield levels remain well above their long-term historical averages.

17

Manager's Analysis (Continued)

PowerShares Insured New York Municipal Bond Portfolio (ticker: PZT)

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Highway Tolls Revenue	14.7
Recreational Revenue	12.5
Sales Tax Revenue	10.6
College Revenue	10.5
Electric Power Revenue	10.4
Lease Revenue	7.3
Water Revenue	7.3
Income Tax Revenue	7.0
Hospital Revenue	4.2
Hotel Occupancy Tax	4.1
Transit Revenue	4.0
Miscellaneous Revenue	3.8
Ad Valorem Property Tax	2.2
Money Market Fund	1.0
Other	0.4

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Sales Tax Asset Receivables Corp. Ser 04A AMBAC, 5.00%, 10/15/32	10.6
New York State Dormitory Auth Rev Nonstated Supported Debt Mount Sinai School - Medical New York Ser 07 MBIA, 5.00%, 07/01/35	10.5
Long Island Power Auth Electric System Rev Ser 04A AMBAC, 5.00%, 09/01/34	10.4
Rensselaer City School District Ser 06 XLCA, 5.00%, 06/01/36	4.9
New York State Thruway Auth General Rev Ser 07H FGIC, 5.00%, 01/01/37	4.2
Triborough Bridge & Tunnel Auth Rev Ref Ser 02 MBIA, 5.00%, 11/15/32	4.2
New York State Dormitory Auth Rev Mental Health Services Facilities Improvement Ser 05B AMBAC, 5.00%, 02/15/30	4.2
New York City Trust for Cultural Resources Rev (American Museum of National History), 5.00%, 07/01/44	4.2
New York City Industrial Development Agency Rev Queens Baseball Stadium (Pilot) Ser 06 AMBAC, 5.00%, 01/01/46	4.2
New York Convention Center Development Corp. Rev (Hotel Unit Fee) Ser 05 AMBAC, 5.00%, 11/15/44	4.1
Total	61.5

18

Manager's Analysis (Continued)

PowerShares Insured New York Municipal Bond Portfolio (ticker: PZT)

  Fund Performance History (%)  As of 30 April 2008

Index

	6 Month	Fund Inception Cumulative
Merrill Lynch New York Insured Long-Term Core Municipal Securities Index	-0.64	-0.29

Fund

NAV Return	-0.80	-0.36
Share Price Return	-2.19	-2.68

Fund Inception: 11 October 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.28% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

19

Manager's Analysis

PowerShares Preferred Portfolio (ticker: PGX)

The PowerShares Preferred Portfolio is based on the Merrill Lynch Fixed Rate Preferred Securities Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that index. This market capitalization-weighted index seeks to reflect the total return performance of the fixed rate U.S. dollar-denominated preferred securities market. Given the large number of preferred securities in the underlying index, the fund owns a sample of the index's securities weighted in proportion to the index sector weights.

For the January 31, 2008 (PGX launch date) through April 30, 2008 period, the fund was -3.52% on a total return basis. Over this same period the Merrill Lynch Fixed Rate Preferred Securities Index was -3.00%, the Lehman Brothers Aggregate Index was +0.27%, and the SP500 index was +1.03%. A majority of the fund's performance differential versus the Merrill Lynch Preferred Securities Index, beyond regular fund expenses, can be attributed to a difference in pricing methodology between the fund and the index.

Approximately 70% of the index and fund portfolios are preferred securities issued by financial service companies. Given the record amount of mortgages, loans, and investments written off in 2008, financial institutions were compelled to raise capital in order to maintain their current ratings. In many cases, large U.S. money center banks and broker dealers chose to replenish their capital via the preferred market and thus a monthly record amount of preferred securities was issued in April. This flood of new preferred security supply into the marketplace caused option-adjusted preferred spreads to widen to historically high levels, which translated into broad-based preferred market weakness.

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Banks	32.2
Diversified Financial Services	27.1
Sovereign	12.7
Insurance	11.2
REITS	7.2
Electric	5.0
Media	3.0
Telecommunications	1.0
Chemicals	0.2
Investment Companies	0.1
Home Builders	0.1
Money Market Fund	0.5
Other	(0.3)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Citigroup Capital XVI, 6.45%, Series W	8.2
BAC Capital Trust IV, 7.00%	8.1
Royal Bank of Scotland Group PIC, 6.35%, Series N (United Kingdom)	7.4
Fannie Mae, 8.25%	6.8
ING Groep NV, 7.20%, (Netherlands)	5.9
Freddie Mac, 5.57%, Series V	5.9
Wachovia Capital Trust IV, 6.38%	3.4
Public Storage, 7.25%, Series 1	3.3
Merrill Lynch Capital Trust I, 6.45%, Series K	3.0
Wells Fargo Capital Trust IV, 7.00%	3.0
Total	55.0

20

Manager's Analysis (Continued)

PowerShares Preferred Portfolio (ticker: PGX)

  Fund Performance History (%)  As of 30 April 2008

Index

Fund Inception Cumulative
Merrill Lynch Fixed Rate Preferred Securities Index	-5.76
S&P Preferred Index	-0.04
S&P 500 Index	1.03

Fund

NAV Return	-3.52
Share Price Return	-5.04

Fund Inception: 31 January 2008

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.50% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

21

Manager's Analysis

PowerShares VRDO Tax-Free Weekly Portfolio (ticker: PVI)

The PowerShares VRDO Tax-Free Weekly Portfolio is based on the Thomson Municipal Market Data VRDO Index. This index is designed to track the performance of a pool of short-term, tax-exempt Variable Rate Demand Obligations (VRDOs) issued by municipalities in the United States The index is adjusted monthly and its constituents are capitalization-weighted based on their current amount outstanding. All of the VRDOs contained in the index are backed by either a mono-line insurer or a letter of credit from a top-rated financial institution.

For the November 15, 2007 through April 30, 2008 period, the fund was +1.53% on a total return basis. Over this same period the Thomson Municipal Market Data VRDO Index was +1.00%.

Even the short-term investment grade municipal bond market was unable to escape the recent U.S. credit crunch. Although a majority of the negative effects were experienced by the tax-free auction rate securities market, VRDOs were not immune from the liquidity crisis. Some weekly reset VRDO security rates began resetting at historically high levels in late February/early March. However, the contractual liquidity facility of the VRDO structure never wavered and thus VRDO rates have returned to realistic levels.

Industry Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Hospital Revenue	19.5
Water Revenue	13.1
Miscellaneous Revenue	12.2
Sales Tax Revenue	9.1
Highway Tolls Revenue	7.4
Ad Valorem Property Tax	5.8
General Fund	5.4
Transit Revenue	5.3
Local Housing Revenue	5.1
Recreational Revenue	3.6
College Revenue	2.7
Port, Airport & Marina Revenue	2.7
Muliple Utility Revenue	1.8
Natural Gas Revenue	1.8
Electric Power Revenue	0.9
Industrial Revenue	0.9
Special Tax	0.9
Money Market fund	0.2
Other	1.6

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
New Hampshire State Housing Financing Auth Multifamily Rev (EQR Board Partnership Project) Ser 96 Fannie Mae, 2.60%, 09/15/26	5.1
North Carolina Med Care Community Hospital Rev (Moses H Cone Memorial Hospital Project) Ser 93, 2.50%, 10/01/23	4.6
New York State Local Assistance Corp Ser 94B, 2.70%, 04/01/23	4.4
Metropolitan Atlanta Rapid Transit Auth Georgia Sales Tax Rev Ser 00B, 2.65%, 07/01/25	3.8
California Statewide Communities Development Auth Rev (Museum of Art Project) Ser 04C FGIC, 10.00%, 12/01/34	3.7
Kansas State Department Transportation Highway Rev Ser 02C-1, 2.60%, 09/01/19	3.6
Metropolitan Water District Southern California Rev Ser 00B-2, 2.50%, 07/01/35	3.6
North Carolina State Public Ser 02D,
2.55%, 05/01/21	3.6
Shelby County Tennessee Ser 06C, 2.30%, 12/01/31	3.6
Atlanta Georgia Water & Wastewater Rev Ser 02B FSA, 2.60%, 11/01/38	2.7
Total	38.7

22

Manager's Analysis (Continued)

PowerShares VRDO Tax-Free Weekly Portfolio (ticker: PVI)

  Fund Performance History (%)  As of 30 April 2008

Index

Fund Inception Cumulative
Municipal Market Data/Thomson Financial Weekly VRDO Index	0.59
S&P 500 Index	-3.68
Russell 3000 Index	-3.79

Fund

NAV Return	1.53
Share Price Return	0.49

Fund Inception: 15 November 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.25% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

23

Funds' Distribution History

	Ex-Dividend	4/15/08	3/14/08	2/15/08	1/15/08	12/14/07	11/15/07
	Record	4/17/08	3/18/08	2/19/08	1/17/08	12/18/07	11/19/07
	Payable	4/30/08	3/31/08	2/29/08	1/31/08	12/31/07	11/30/07
Product	Ticker
PowerShares 1-30 Laddered Treasury Portfolio	PLW	0.07460	0.09546	0.09963	0.09741	0.15369	0.09896
PowerShares Emerging Markets Sovereign Debt Portfolio	PCY	0.11706	0.12140	0.12631	0.12567	0.17232	0.13675
PowerShares High Yield Corporate Bond Portfolio	PHB	0.15776	0.16015	0.16212	0.14274	0.24151	NA
PowerShares Insured California Municipal Bond Portfolio	PWZ	0.08431	0.08244	0.09232	0.09161	0.14277	0.09228
PowerShares Insured National Municipal Bond Portfolio	PZA	0.08379	0.08496	0.09416	0.08993	0.14259	0.09216
PowerShares Insured New York Municipal Bond Portfolio	PZT	0.08402	0.08499	0.09197	0.09185	0.14308	0.09240
PowerShares Preferred Portfolio	PGX	0.11678	0.11780	0.11800	NA	NA	NA
PowerShares VRDO Tax-Free Weekly Portfolio	PVI	0.06355	0.09018	0.06523	0.05742	0.10340	NA

24

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Frequency Distribution of Discounts & Premiums (Unaudited)

Since Inception through April 30, 2008

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24	25-49	50-99	100-149	150-199	200+
PLW	PowerShares 1-30 Laddered Treasury Portfolio	10/11/07	139	78	16	0	0	0	0
PCY	PowerShares Emerging Markets Sovereign Debt Portfolio	10/11/07	139	1	3	17	49	24	44
PHB	PowerShares High Yield Corporate Bond Portfolio	11/15/07	114	2	2	20	19	16	53
PWZ	PowerShares Insured California Municipal Bond Portfolio	10/11/07	139	17	29	27	21	7	13
PZA	PowerShares Insured National Municipal Bond Portfolio	10/11/07	139	34	35	27	16	6	3
PZT	PowerShares Insured New York Municipal Bond Portfolio	10/11/07	139	22	19	22	16	11	17
PGX	PowerShares Preferred Portfolio	1/31/08	62	0	0	8	16	12	26
PVI	PowerShares VRDO Tax-Free Weekly Portfolio	11/15/07	114	107	0	0	0	0	0

26

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PLW	41	3	1	0	0	0
PCY	1	0	0	0	0	0
PHB	1	1	0	0	0	0
PWZ	10	5	7	2	1	0
PZA	14	4	0	0	0	0
PZT	18	3	9	1	1	0
PGX	0	0	0	0	0	0
PVI	7	0	0	0	0	0

27

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month (or shorter) period ended April 30, 2008.

Actual Expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares 1-30 Laddered Treasury Portfolio Actual	$1,000.00	$1,062.72	0.25%	$1.28
Hypothetical (5% return before expenses)	$1,000.00	$1,023.62	0.25%	$1.26
PowerShares Emerging Markets Sovereign Debt Portfolio Actual	$1,000.00	$1,002.59	0.50%	$2.49
Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	0.50%	$2.51

28

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio Based on Number of Days in the Period	Expenses Paid During the Six-Month Period (1)
PowerShares High Yield Corporate Bond Portfolio (2) Actual	$1,000.00	$1,006.89	0.50%	$2.29
Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	0.50%	$2.51
PowerShares Insured California Municipal Bond Portfolio Actual	$1,000.00	$985.35	0.28%	$1.38
Hypothetical (5% return before expenses)	$1,000.00	$1,023.47	0.28%	$1.41
PowerShares Insured National Municipal Bond Portfolio Actual	$1,000.00	$980.95	0.28%	$1.38
Hypothetical (5% return before expenses)	$1,000.00	$1,023.47	0.28%	$1.41
PowerShares Insured New York Municipal Bond Portfolio Actual	$1,000.00	$992.01	0.28%	$1.39
Hypothetical (5% return before expenses)	$1,000.00	$1,023.47	0.28%	$1.41
PowerShares Preferred Portfolio (3) Actual	$1,000.00	$964.79	0.50%	$1.21
Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	0.50%	$2.51
PowerShares VRDO Tax-Free Weekly Portfolio (2) Actual	$1,000.00	$1,015.29	0.25%	$1.15
Hypothetical (5% return before expenses)	$1,000.00	$1,023.62	0.25%	$1.26

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2008. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 182 and then dividing the result by 366.

(2)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period November 15, 2007 (Fund Inception) to April 30, 2008. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 168 and then dividing the result by 366. Hypothetical expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 182 and then dividing the result by 366.

(3)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period Juanuary 31, 2008 (Fund Inception) to April 30, 2008. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 91 and then dividing the result by 366. Hypothetical expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 182 and then dividing the result by 366.

29

Schedule of Investments

PowerShares 1-30 Laddered Treasury Portfolio

April 30, 2008 (Unaudited)

Principal Amount		Value
	United States Government Obligations (a)—98.8%
	United States Treasury Bonds—66.2%
$736,000	8.875%, 02/15/19	$1,044,833
747,000	8.500%, 02/15/20	1,046,501
774,000	7.875%, 02/15/21	1,046,957
751,000	8.000%, 11/15/21	1,033,154
811,000	7.125%, 02/15/23	1,051,323
874,000	6.250%, 08/15/23	1,052,147
766,000	7.625%, 02/15/25	1,053,011
891,000	6.000%, 02/15/26	1,052,842
832,000	6.625%, 02/15/27	1,055,666
864,000	6.125%, 11/15/27	1,046,250
967,000	5.250%, 02/15/29	1,061,207
842,000	6.250%, 05/15/30	1,048,027
2,838,000	5.375%, 02/15/31	3,193,859
3,203,000	4.500%, 02/15/36	3,209,508
1,027,000	4.750%, 02/15/37	1,070,407
1,089,000	4.375%, 02/15/38	1,068,156
		21,133,848
	United States Treasury Notes—32.6%
1,003,000	4.750%, 02/28/09	1,026,979
1,022,000	3.500%, 02/15/10	1,045,315
968,000	4.500%, 02/28/11	1,022,980
956,000	4.625%, 02/29/12	1,019,560
1,001,000	3.875%, 02/15/13	1,040,102
1,001,000	4.000%, 02/15/14	1,046,202
1,010,000	4.000%, 02/15/15	1,051,190
989,000	4.500%, 02/15/16	1,055,835
986,000	4.625%, 02/15/17	1,055,175
1,077,000	3.500%, 02/15/18	1,054,451
		10,417,789
	Total United States Government Obligations (Cost $31,371,902)	31,551,637
Number of Shares
	Money Market Fund—0.6%
206,619	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $206,619)	206,619
	Total Investments (Cost $31,578,521)—99.4%	31,758,256
	Other assets less liabilities—0.6%	188,201
	Net Assets—100.0%	$31,946,457

(a)  In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at April 30, 2008 was $31,551,637, which represented 98.8% of the Fund's Net Assets. See Note 2A.

See Notes to Financial Statements.

30

Schedule of Investments

PowerShares Emerging Markets Sovereign Debt Portfolio

April 30, 2008 (Unaudited)

Principal Amount		Value
	Sovereign Debt Obligations (a)—98.5%
	Brazil—4.5%
	Federal Republic of Brazil
$1,236,000	12.750%, 01/15/20	$1,955,970
1,128,000	12.250%, 03/06/30	1,903,500
		3,859,470
	Bulgaria—4.5%
	Republic of Bulgaria
3,266,000	8.250%, 01/15/15	3,857,081
	Chile—4.5%
	Republic of Chile
3,469,000	7.125%, 01/11/12	3,816,247
	China—4.3%
	People's Republic of China
3,364,000	6.800%, 05/23/11	3,647,165
	Colombia—4.5%
	Republic of Colombia
3,491,000	7.375%, 09/18/37	3,901,193
	El Salvador—4.5%
	Republic of El Salvador
3,339,000	8.250%, 04/10/32	3,839,850
	Hungary—4.3%
	Republic of Hungary
3,800,000	4.750%, 02/03/15	3,683,313
	Indonesia—4.3%
	Republic of Indonesia
3,347,000	8.500%, 10/12/35	3,670,872
	Mexico—4.5%
	United Mexican States, MTN
1,496,000	8.300%, 08/15/31	1,948,540
	United Mexican States, Series A, MTN
1,569,000	7.500%, 04/08/33	1,895,823
		3,844,363
	Panama—4.6%
	Republic of Panama
3,024,000	8.875%, 09/30/27	3,946,319
	Peru—4.6%
	Republic of Peru
2,957,000	8.750%, 11/21/33	3,932,810
	Philippines—4.6%
	Republic of Philippines
2,989,000	9.500%, 02/02/30	3,934,270
	Poland—4.5%
	Republic of Poland
3,630,000	5.250%, 01/15/14	3,832,431
	Qatar—4.5%
	State of Qatar
2,465,000	9.750%, 06/15/30	3,814,588

Principal Amount		Value
	Sovereign Debt Obligations (a) (Continued)
	Russia—4.5%
	Russian Federation
$2,679,000	11.000%, 07/24/18	$3,877,853
	South Africa—4.5%
	Republic of South Africa
4,063,000	5.875%, 05/30/22	3,860,378
	South Korea—4.5%
	Republic of Korea
3,790,000	5.125%, 12/07/16	3,866,073
	Turkey—4.5%
	Republic of Turkey
1,823,000	8.000%, 02/14/34	1,939,216
2,038,000	6.875%, 03/17/36	1,895,544
		3,834,760
	Ukraine—4.5%
	Ukraine Government
3,789,000	6.385%, 06/26/12	3,818,539
	Uruguay—4.5%
	Republic of Uruguay
3,200,000	9.250%, 05/17/17	3,888,000
	Venezuela—4.3%
	Republic of Venezuela
3,097,000	13.625%, 08/15/18	3,724,143
	Vietnam—4.5%
	Socialist Republic of Vietnam
3,654,000	6.875%, 01/15/16	3,860,860
	Total Sovereign Debt Obligations (Cost $84,676,419)	84,310,578
Number of Shares
	Money Market Fund—0.3%
311,144	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $311,144)	311,144
	Total Investments (Cost $84,987,563)—98.8%	84,621,722
	Other assets less liabilities—1.2%	1,000,239
	Net Assets—100.0%	$85,621,961

Glossary of Terms:

MTN Medium Term Note

(a)  In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at April 30, 2008 was $84,310,578, which represented 98.5% of the Fund's Net Assets. See Note 2A.

See Notes to Financial Statements.

31

Schedule of Investments

PowerShares High Yield Corporate Bond Portfolio

April 30, 2008 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (a)—91.3%
	Aerospace/Defense—2.1%
$200,000	L-3 Communications Corp.	6.38%	10/15/15	$198,750
	Auto Manufacturers—3.2%
200,000	Ford Motor Co.	7.45	07/16/31	150,500
200,000	General Motors Corp.	8.38	07/15/33	153,250
				303,750
	Beverages—2.1%
200,000	Constellation Brands, Inc.	7.25	09/01/16	202,500
	Coal—4.3%
200,000	Massey Energy Co.	6.88	12/15/13	201,000
200,000	Peabody Energy Corp.	7.38	11/01/16	211,000
				412,000
	Commercial Services—4.3%
200,000	ARAMARK Corp.	8.50	02/01/15	209,500
200,000	Hertz (The) Corp.	8.88	01/01/14	202,500
				412,000
	Computers—2.2%
200,000	Sungard Data Systems, Inc.	9.13	08/15/13	210,000
	Diversified Financial Services—5.1%
200,000	Ford Motor Credit Co. LLC	7.00	10/01/13	172,742
200,000	GMAC LLC	8.00	11/01/31	151,651
150,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC	9.75	11/15/14	163,688
				488,081
	Electric—7.0%
150,000	Edison Mission Energy	7.00	05/15/17	152,250
150,000	Mirant North America LLC	7.38	12/31/13	156,375
150,000	NRG Energy, Inc.	7.38	02/01/16	154,875
200,000	Reliant Energy, Inc.	6.75	12/15/14	207,500
				671,000
	Electronics—2.0%
200,000	NXP Funding LLC (Netherlands)	9.50	10/15/15	194,000
	Environmental Control—1.6%
150,000	Allied Waste North America, Inc.	6.88	06/01/17	150,750
	Healthcare - Services—8.3%
200,000	Community Health Systems, Inc.	8.88	07/15/15	209,000
200,000	DaVita, Inc.	7.25	03/15/15	201,500
200,000	HCA, Inc.	6.50	02/15/16	180,000
200,000	Tenet Healthcare Corp.	9.88	07/01/14	205,500
				796,000
	Investment Companies—2.1%
200,000	Intelsat Jackson Holdings Ltd. (Bermuda)	11.25	06/15/16	203,750

See Notes to Financial Statements.
32

Schedule of Investments (Continued)

PowerShares High Yield Corporate Bond Portfolio

April 30, 2008 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (a) (Continued)
	Lodging—2.6%
$200,000	Harrah's Operating Co., Inc.	5.63%	06/01/15	$116,250
150,000	MGM Mirage, Inc.	6.63	07/15/15	131,625
				247,875
	Machinery - Construction & Mining—1.6%
150,000	Terex Corp.	8.00	11/15/17	154,125
	Media—9.9%
200,000	CCH I Holdings LLC	11.00	10/01/15	156,500
150,000	CCO Holdings LLC	8.75	11/15/13	138,750
200,000	DIRECTV Holdings LLC	6.38	06/15/15	192,500
200,000	Echostar DBS Corp.	7.13	02/01/16	197,500
200,000	Idearc, Inc.	8.00	11/15/16	131,000
200,000	R.H. Donnelley Corp.	8.88	01/15/16	131,000
				947,250
	Mining—1.7%
150,000	Freeport-McMoRan Copper & Gold, Inc.	8.38	04/01/17	166,125
	Miscellaneous Manufacturing—1.6%
150,000	RBS Global, Inc./Rexnord LLC	9.50	08/01/14	150,750
	Oil & Gas—5.7%
200,000	Chesapeake Energy Corp.	6.50	08/15/17	198,000
150,000	PetroHawk Energy Corp.	9.13	07/15/13	159,375
200,000	Sabine Pass LNG LP	7.50	11/30/16	184,000
				541,375
	Pipelines—5.3%
200,000	Dynegy Holdings, Inc.	8.38	05/01/16	209,500
150,000	El Paso Corp.	7.00	06/15/17	157,287
150,000	Kinder Morgan Finance Co. ULC (Canada)	5.70	01/05/16	144,375
				511,162
	REITS—2.1%
200,000	Host Hotels & Resorts LP	6.75	06/01/16	196,500
	Retail—1.9%
200,000	Rite Aid Corp.	7.50	03/01/17	186,500
	Semiconductors—1.8%
200,000	Freescale Semiconductor, Inc.	8.88	12/15/14	177,000
	Telecommunications—12.8%
200,000	Citizens Communications Co.	9.00	08/15/31	185,500
200,000	Cricket Communications, Inc.	9.38	11/01/14	197,250
150,000	Intelsat Corp.	9.00	08/15/14	152,063
200,000	Level 3 Financing, Inc.	9.25	11/01/14	183,000
200,000	MetroPCS Wireless, Inc.	9.25	11/01/14	197,500
150,000	Qwest Communications International, Inc.	7.50	02/15/14	148,125
150,000	Windstream Corp.	8.63	08/01/16	157,875
				1,221,313
Total Corporate Bonds	(Cost $8,761,061)			8,742,556

See Notes to Financial Statements.
33

Schedule of Investments (Continued)

PowerShares High Yield Corporate Bond Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Money Market Fund—0.5%
44,322	Goldman Sachs Financial Square Prime Obligation Institutional Share Class (Cost $44,322)	$44,322
	Total Investments (Cost $8,805,383)—91.8%	8,786,878
	Other assets less liabilities—8.2%	788,272
	Net Assets—100.0%	$9,575,150

Glossary of Terms:

REIT Real Estate Investment Trust

(a)  In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at April 30, 2008 was $8,742,556, which represented 91.3% of the Fund's Net Assets. See Note 2A.

See Notes to Financial Statements.
34

Schedule of Investments

PowerShares Insured California Municipal Bond Portfolio

April 30, 2008 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (a)—100.5%
	Ad Valorem Property Tax—22.4%
$850,000	Antelope Valley California Community College District (Election 2004) Ser 07B MBIA	5.25%	08/01/39	$881,424
400,000	Foothill-De Anza California Community College District Ser 07A AMBAC	4.50	08/01/31	383,816
500,000	Los Angeles California Community College District Ref (Election 2001) Ser 05A FSA	5.00	08/01/25	519,019
505,000	Los Angeles Unified School District (Election 2002) Ser 07C FSA	5.00	07/01/32	518,024
500,000	Riverside Community College District (Election 2004) Ser 07C MBIA	5.00	08/01/32	511,100
400,000	San Diego California Community College District (Election 2006) Ser 07 FSA	5.00	08/01/32	408,880
				3,222,263
	College Revenue—10.1%
500,000	California State University Rev Systemwide Ser 07A FSA	5.00	11/01/37	513,105
945,000	University of California Regents Medical Center Pooled Rev Ser 07A MBIA	4.75	05/15/31	939,746
				1,452,851
	Electric Power Revenue—2.8%
400,000	Los Angeles California Water & Power Revenue (Power System) Sub-Ser 07A-1 AMBAC	5.00	07/01/39	405,844
	General Fund—2.5%
400,000	California State Ref Ser 07 MBIA	4.25	08/01/33	365,092
	Highway Tolls Revenue—2.7%
400,000	Puerto Rico Commonwealth Highway & Transportation Auth Transportation Rev Ref Ser 07N FGIC	5.25	07/01/39	388,040
	Lease Revenue—8.6%
400,000	Los Angeles California Municipal Improvement Corp. Lease Rev Police Headquarters FAC, Ser 06A FGIC	4.25	01/01/37	346,680
500,000	Los Angeles California Municipal Improvement Corp. Lease Rev Ser 07B-1 FGIC	4.75	08/01/37	481,605
400,000	Santa Clara Valley California Water District (CTFS Partner Water Utility System Improvement) Ser 07A MBIA	5.00	06/01/37	406,108
				1,234,393
	Miscellaneous Revenue—5.8%
400,000	Hesperia California Public Financing Authority (Redevelopment & Housing Projects) Series 07A XLCA	5.00	09/01/31	369,244
460,000	Hollister California Joint Powers Financing Authority (Wastewater Rev Refing & Imported Project) Ser 01 FSA	5.00	06/01/32	467,618
				836,862
	Sales Tax Revenue—13.4%
500,000	San Francisco Bay Area Rapid Transit District Sales Tax Rev Ser 06 FSA	5.00	07/01/31	509,510
400,000	San Francisco California Bay Area Rapid Transit District Sales Tax Rev Ref Ser 05A MBIA	5.00	07/01/30	408,172
1,000,000	Santa Clara Valley California Transportation Auth Sales Tax Rev Ref (Measure A) Ser 07A AMBAC	5.00	04/01/36	1,019,390
				1,937,072

See Notes to Financial Statements.
35

Schedule of Investments (Continued)

PowerShares Insured California Municipal Bond Portfolio

April 30, 2008 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (a) (Continued)
	Sewer Revenue—12.4%
$400,000	Bakersfield California Wastewater Rev Ser 07A FSA	5.00%	09/15/32	$410,504
400,000	Clovis California Public Financing Auth Wastewater Rev Ser 07 AMBAC	4.50	08/01/38	363,816
1,000,000	Sacramento County California Sanitation District Financing Auth Rev (County Sanitation District 1) Ser 05 MBIA	5.00	08/01/35	1,013,870
				1,788,190
	Tax Increment Revenue—2.4%
400,000	San Jose California Redevelopment Agency Tax Allocation Ref (Merged Area Redevelopment Project) Ser 06C MBIA	4.25	08/01/30	343,668
	Water Revenue—17.4%
1,000,000	East Bay California Municipal Utility District Water System Rev Ref Ser 07A FGIC	5.00	06/01/32	1,021,920
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth Rev (SR Lien) Ser 08A AGC	5.13	07/01/47	510,890
500,000	San Francisco City & County Public Utilities Commission Water Rev Ser 06A FSA	4.50	11/01/31	476,295
500,000	San Luis Obispo County California Financing Auth Rev (Nacimiento Water Project) Ser 07A MBIA	5.00	09/01/38	502,185
				2,511,290
	Total Municipal Bonds (Cost $14,774,197)			14,485,565
Number of Shares
	Money Market Fund—0.1%
16,081	Dreyfus California Municipal Cash Management, Class A (Cost $16,081)			16,081
	Total Investments (Cost $14,790,278)—100.6%			14,501,646
	Liabilities in excess of other assets—(0.6%)			(90,459)
	Net Assets—100.0%			$14,411,187

Abbreviations:

Auth  – Authority

Ref  – References

Rev  – Revenue

Ser  – Series

Glossary of Terms:

AGC  – Assured Guaranty Corporation

AMBAC  – American Municipal Bond Assurance Corporation

FGIC  – Financial Guaranty Insurance Company

FSA  – Financial Security Assurance, Inc.

MBIA  – Municipal Bond Investors Assurance

XLCA  – XL Capital Assurance, Inc.

See Notes to Financial Statements.
36

Schedule of Investments (Continued)

PowerShares Insured California Municipal Bond Portfolio

April 30, 2008 (Unaudited)

(a)  In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at April 30, 2008 was $14,485,565, which represented 100.5% of the Fund's Net Assets. See Note 2A.

This table, as of April 30, 2008, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations.

Entities	Percentage of Total Investments
MBIA Insurance Corp.	37.0%
Financial Security Assurance, Inc.	26.4
AMBAC Assurance Corp.	16.0
Financial Guaranty Insurance Co.	15.4

See Notes to Financial Statements.
37

Schedule of Investments

PowerShares Insured National Municipal Bond Portfolio

April 30, 2008 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (a)—97.7%
	Ad Valorem Property Tax—11.9%
$3,000,000	California State Ser 05 MBIA	4.75%	03/01/35	$2,946,210
2,500,000	Desert Community College District Ser 07C FSA	5.00	08/01/37	2,557,400
2,000,000	El Paso County Ser 07 MBIA	5.00	02/15/32	2,037,040
2,500,000	Los Angeles Unified School District (Election 2002) Ser 07C FSA	5.00	07/01/32	2,564,475
400,000	North Las Vegas (Wastewater Reclamation System) Ser 06 MBIA	4.50	10/01/36	373,264
2,000,000	Riverside Community College District (Election 2004) Ser 07C MBIA	5.00	08/01/31	2,044,400
2,500,000	San Jacinto Unified School District (Election 2006) Ser 07 FSA	5.25	08/01/32	2,619,275
				15,142,064
	College Revenue—8.5%
400,000	Atlanta Development Auth Student Housing Rev Facilities (Georgia State University) Ser 05 XLCA	5.00	09/01/35	387,236
2,000,000	Connecticut State Health & Educational Facilities Auth Rev (Quinnipiac University) Ser 06H AMBAC	5.00	07/01/36	2,017,200
3,000,000	District of Columbia Rev (Catholic University of America) Ser 07 MBIA	5.00	10/01/29	3,066,930
450,000	University of California Regents Medical Center Pooled Rev Ser 07A MBIA	4.75	05/15/31	447,498
2,000,000	University of California Rev Ser 05C MBIA	4.75	05/15/37	1,956,800
2,500,000	University of New Mexico University Rev (System Improvements) Sub-Ser 07A FSA	5.00	06/01/32	2,545,550
400,000	University of Washington Ser 07 AMBAC	5.00	06/01/37	406,108
				10,827,322
	Electric Power Revenue—12.4%
500,000	Indiana Municipal Power Agency Power Supply System Rev Ser 07A MBIA	5.00	01/01/37	504,165
5,000,000	Indiana Municipal Power Agency Power Supply System Rev Ser 07A MBIA	5.00	01/01/42	4,975,450
3,400,000	Kentucky State Municipal Power Agency System Rev (Prairie State Project) Ser 07A MBIA	5.00	09/01/37	3,399,762
1,500,000	Missouri Joint Municipal Electric Utility Commission Ser 07A AMBAC	5.00	01/01/42	1,485,420
3,315,000	Northern Illinois Municipal Power Agency Power Project Rev Ser 07A MBIA	5.00	01/01/42	3,355,310
2,000,000	Redding California Electric System Rev (Certificates of Participation) Ser 08A FSA	5.00	06/01/30	2,022,020
				15,742,127
	General Fund—0.4%
500,000	California State Ref Ser 07 MBIA	4.25	08/01/33	456,365
	Highway Tolls Revenue—1.7%
500,000	Miami-Dade County Florida Expressway Auth Toll System Rev Ser 06 AMBAC	5.00	07/01/37	506,650
1,500,000	Puerto Rico Highway & Transportation Auth Highway Rev Ref Ser 07CC FSA	5.25	07/01/33	1,620,885
				2,127,535
	Hospital Revenue—24.2%
2,000,000	California Statewide Communities Development Auth Rev (Sutter Health) Ser 04C FSA	5.05	08/15/38	2,017,420
400,000	Clarke County Hospital Auth (Athens Regional Medical Center Project) Ser 07 MBIA	5.00	01/01/27	407,572
5,000,000	Colorado Health Facilities Auth Rev (Catholic Health) Ser 06C-1 FSA	5.10	10/01/41	5,007,700
3,000,000	Colorado Health Facilities Auth Rev (Poudre Valley County Health Facilities Auth) Ser 05A FSA	5.20	03/01/31	3,026,970
400,000	Connecticut State Health & Educational Facility Auth (Yale - New Haven Hospital) Ser 06J-1 AMBAC	5.00	07/01/31	407,756
1,570,000	District of Columbia Hospital Rev (Childrens Hospital Obligation Group) Ser 08 AGC	5.25	07/15/38	1,583,439

See Notes to Financial Statements.
38

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio

April 30, 2008 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (a) (Continued)
$2,500,000	District of Columbia Hospital Rev (Childrens Hospital Obligation Group) Ser 08 FSA	5.25%	07/15/45	$2,501,750
3,800,000	Harris County Health Facilities Development Corp Thermal Utility Rev (TECO Project) Ser 08 AGC	5.13	11/15/37	3,901,080
1,200,000	Indiana Health & Educational Facilities Finance Auth Rev (St. Francis) Ref Ser 06E FSA	5.25	05/15/41	1,214,880
500,000	Maryland State Health & Higher Educational Facilities Auth Rev Ser 06A MBIA FHA	4.75	07/01/36	500,975
2,500,000	New Jersey Health Care Facilities Financing Auth Rev (Meridian Health) Ser 07V AGC	5.00	07/01/38	2,513,675
1,900,000	Waco Health Facilities Development Corporation (Hillcrest Health System Project) Ser 06A MBIA FHA	5.00	08/01/31	1,901,121
850,000	Washington State Health Care Facilities Auth Rev (Providence Health) Ser 06E FSA	5.25	10/01/33	876,571
5,000,000	Wisconsin State Health & Educational Facilities Auth Rev (Ministry Health) Ser 04 FSA	5.00	08/01/34	4,970,700
				30,831,609
	Hotel Occupancy Tax—1.3%
400,000	Downtown Phoenix Hotel Corp. SR Ser 05A FGIC	5.00	07/01/40	357,536
350,000	Greater Richmond Convention Center Auth Ref (Virginia Hotel Rev) Ser 05 MBIA	5.00	06/15/30	353,948
1,000,000	New York Convention Center Development Corp. New York Rev Ser 05 AMBAC	5.00	11/15/44	1,001,850
				1,713,334
	Lease Revenue—1.1%
1,335,000	Ohio State Higher Educational Facility Rev (Case Western Reserve University Project) Ser 06 MBIA	5.00	12/01/44	1,357,295
	Miscellaneous Revenue—1.5%
500,000	Erie County New York Industrial Development Agency School Facility Rev (City School District of Buffalo Project) Ser 07A FSA	5.75	05/01/28	547,720
1,500,000	Hudson Yards Infrastructure Corp. New York Rev Ser 06A MBIA	4.50	02/15/47	1,367,235
				1,914,955
	Port, Airport & Marina Revenue—10.4%
5,000,000	Chicago Illinois O'Hare International Airport Rev (Ref-Third Indenture) Ser 05A MBIA	5.00	01/01/29	5,037,650
1,000,000	Port Auth of New York & New Jersey (One Hundred Forty Eighth) Ser 07 FSA	5.00	08/15/37	1,029,860
2,500,000	Port of Seattle Rev (Intermediate Lien) Ref Ser05A MBIA	5.00	03/01/35	2,524,275
3,000,000	Sacramento County California Airport System Ser A FSA	5.00	07/01/41	3,004,530
1,500,000	St. Louis Missouri Airport Rev Lambert - St. Louis International Airport Ser 05 MBIA	5.50	07/01/31	1,615,005
				13,211,320
	Sales Tax Revenue—3.3%
1,500,000	Central Puget Sound Regional Transportation Auth Sales & Use Tax Rev Ser 07A FSA	5.00	11/01/34	1,537,590
400,000	Colorado Regional Transportation District (Fastracks Project) Ser 07A FSA	4.50	11/01/34	383,272
400,000	Dallas Area Rapid Transit (SR Lien) Ser 07 AMBAC	5.00	12/01/32	406,960
400,000	Illinois Regional Transportation Auth Ser 06A MBIA	4.50	07/01/35	378,392
500,000	Massachusetts State School Building Auth Dedicated Sale Tax Rev Ser 05A FSA	5.00	08/15/30	513,775

See Notes to Financial Statements.
39

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio

April 30, 2008 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (a) (Continued)
$400,000	Metropolitan Atlanta Rapid Transit Auth (Ref-Third Indenture) Ser 07B FSA	4.50%	07/01/32	$389,060
600,000	San Francisco California Bay Area Rapid Transit District Sales Tax Rev Ref Ser 05A MBIA	5.00	07/01/30	612,258
				4,221,307
	Sewer Revenue—3.6%
2,355,000	Campbell & Kenton Counties Sanitation District 1 Sewer Rev Ser 07 MBIA	5.00	08/01/37	2,416,159
400,000	City of Baltimore (Wastewater Projects) Ser 07C AMBAC	4.50	07/01/32	389,624
1,000,000	Los Angeles Wastewater System Rev Ref Ser 05A MBIA	4.75	06/01/35	983,500
400,000	Parish of East Baton Rouge Ser 06A FSA	4.50	02/01/31	388,328
400,000	Sacramento County California Sanitation District Financing Auth Rev (County Sanitation District 1) Ser 05 MBIA	5.00	08/01/35	405,548
				4,583,159
	Tax Increment Revenue—0.9%
1,100,000	Rancho Cucamonga Redevelopment Agency Tax Allocation (Rancho Redevelopment Housing Set Aside) Ser 07A MBIA	5.00	09/01/34	1,098,328
	Transit Revenue—0.6%
400,000	New Jersey State Transportation Trust Fund Auth (Transit System) Ser 07A AMBAC	5.00	12/15/32	408,244
400,000	State of Texas (Transit Commission-Mobility Fund) Ser 06A FGIC	4.50	04/01/35	380,800
				789,044
	Water Revenue—15.9%
2,900,000	Anchorage Water Rev Ref Ser 07 MBIA	5.00	05/01/37	2,918,763
400,000	Birmingham Alabama Waterworks & Sewer Board Rev Sub-Ser 07A AMBAC	4.50	01/01/39	372,332
1,500,000	Chino Basin California Regional Financing Auth Rev (Inland Empire Utilities Agency) Ser 08A AMBAC	5.00	11/01/38	1,523,790
400,000	City of San Antonio Texas Water Rev Ref Ser 07 FGIC	4.50	05/15/37	364,800
3,000,000	Detroit Water Supply System Rev (Second Lien) Ref Ser 06C FSA	5.00	07/01/29	3,074,490
1,500,000	East Bay California Municipal Utility District Water System Rev Ref Ser A MBIA	5.00	06/01/35	1,524,945
1,500,000	Massachusetts State Water Resources Auth Ref Ser 05A MBIA	5.00	08/01/34	1,533,300
500,000	Philadelphia Water & Wastewater Rev Ref Ser 07B AMBAC	4.75	11/01/31	493,725
1,500,000	Pomona California Public Financing Auth Rev Ser 07AY AMBAC	5.00	05/01/47	1,462,320
4,000,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth Rev (SR Lien) Ser 08A AGC	5.13	07/01/47	4,087,120
500,000	San Francisco City & County Public Utilities Commission Water Rev Ser 06A FSA	4.50	11/01/31	476,295
500,000	San Luis Obispo County California Financing Auth Rev (Nacimiento Water Project) Ser 07A MBIA	5.00	09/01/38	502,185
1,500,000	South Carolina State Public Service Auth Rev Ser 07A AMBAC	5.00	01/01/37	1,536,975
400,000	Truckee Meadows Nevada Water Auth Rev Ser 07 FSA	4.50	07/01/30	388,500
				20,259,540
	Total Investments (Cost $123,708,081)—97.7%			124,275,304
	Other assets less liabilities—2.3%			2,892,442
	Net Assets—100.0%			$127,167,746

See Notes to Financial Statements.
40

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio

April 30, 2008 (Unaudited)

Abbreviations:

Auth  – Authority

Ref  – References

Rev  – Revenue

Ser  – Series

Glossary of Terms:

AGC  – Assured Guaranty Corporation

AMBAC  – American Municipal Bond Assurance Corporation

FGIC  – Financial Guaranty Insurance Company

FHA  – Federal Housing Administration

FSA  – Financial Security Assurance, Inc.

MBIA  – Municipal Bond Investors Assurance

XLCA  – XL Capital Assurance, Inc.

(a)  In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at April 30, 2008 was $124,275,304, which represented 97.7% of the Fund's Net Assets. See Note 2A.

This table, as of April 30, 2008, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations.

Entities	Percentage of Total Investments
MBIA Insurance Corp.	38.9%
Financial Security Assurance, Inc.	35.6
AMBAC Assurance Corp.	10.0
Assured Guaranty Corp.	9.7

See Notes to Financial Statements.
41

Schedule of Investments

PowerShares Insured New York Municipal Bond Portfolio

April 30, 2008 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (a)—98.6%
	Ad Valorem Property Tax—2.2%
$300,000	Haverstraw Stony Point Central School District Rev Ser 07 FSA	5.00%	10/15/24	$315,438
	College Revenue—10.5%
1,500,000	New York State Dormitory Auth Rev Nonstated Supported Debt Mount Sinai School - Medical New York Ser 07 MBIA	5.00	07/01/35	1,517,490
	Electric Power Revenue—10.4%
1,500,000	Long Island Power Auth Electric System Rev Ser 04A AMBAC	5.00	09/01/34	1,513,650
	Highway Tolls Revenue—14.7%
500,000	New York State Thruway Auth General Rev Ser 07H FGIC	5.00	01/01/32	513,065
600,000	New York State Thruway Auth General Rev Ser 07H FGIC	5.00	01/01/37	611,003
400,000	Puerto Rico Commonwealth Highway & Transportation Auth Rev Ref Ser 07N FGIC	5.25	07/01/39	388,040
600,000	Triborough Bridge & Tunnel Auth Rev Ref Ser 02 MBIA	5.00	11/15/32	610,926
				2,123,034
	Hospital Revenue—4.2%
600,000	New York State Dormitory Auth Rev Mental Health Services Facilities Improvement Ser 05B AMBAC	5.00	02/15/30	609,606
	Hotel Occupancy Tax—4.1%
600,000	New York Convention Center Development Corp. Rev (Hotel Unit Fee) Ser 05 AMBAC	5.00	11/15/44	601,110
	Income Tax Revenue—7.0%
600,000	New York City Transitional Finance Auth Building Aid Rev Ser 07S-2 FGIC	4.25	01/15/34	535,836
500,000	New York State Urban Development Corp. Rev ( State Personal Income Tax) Ser 07C MBIA	4.50	03/15/37	483,495
				1,019,331
	Lease Revenue—7.3%
350,000	Niagara Falls City School District Ref (High School Facilities) Ser 05 FSA	5.00	06/15/28	359,461
700,000	Rensselaer City School District Ser 06 XLCA	5.00	06/01/36	699,972
				1,059,433
	Miscellaneous Revenue—3.8%
600,000	Hudson Yards Infrastructure Corp. Rev Ser 06A MBIA	4.50	02/15/47	546,894
	Recreational Revenue—12.5%
600,000	New York City Industrial Development Agency Rev Queens Baseball Stadium (Pilot) Ser 06 AMBAC	5.00	01/01/46	605,418
600,000	New York City Industrial Development Agency Rev Yankee Stadium (Pilot) Ser 06 FGIC	5.00	03/01/46	587,970
600,000	New York City Trust for Cultural Resources Rev (American Museum of National History) Ser 04A MBIA	5.00	07/01/44	605,658
				1,799,046
	Sales Tax Revenue—10.6%
1,500,000	Sales Tax Asset Receivables Corp. Ser 04A AMBAC	5.00	10/15/32	1,534,770

See Notes to Financial Statements.
42

Schedule of Investments (Continued)

PowerShares Insured New York Municipal Bond Portfolio

April 30, 2008 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (a) (Continued)
	Transit Revenue—4.0%
$600,000	Metropolitan Transportation Auth Rev Ser A FGIC	4.75%	11/15/37	$580,566
	Water Revenue—7.3%
600,000	New York City Municipal Finance Auth Water & Sewer System Rev Ser 07A FSA	4.25	06/15/39	549,654
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth Rev (SR Lien) Ser 08A AGC	5.13	07/01/47	510,890
				1,060,544
	Total Municipal Bonds (Cost $14,678,783)			14,280,912
Number of Shares
	Money Market Fund—1.0%
150,233	Dreyfus New York Municipal Cash Management - Institutional Shares (Cost $150,233)			150,233
	Total Investments (Cost $14,829,016)—99.6%			14,431,145
	Other assets less liabilities—0.4%			62,474
	Net Assets—100.0%			$14,493,619

Abbreviations:

Auth  – Authority

Ref  – References

Rev  – Revenue

Ser  – Series

Glossary of Terms:

AGC  – Assured Guaranty Corporation

AMBAC  – American Municipal Bond Assurance Corporation

FGIC  – Financial Guaranty Insurance Company

FSA  – Financial Security Assurance, Inc.

MBIA  – Municipal Bond Investors Assurance

XLCA  – XL Capital Assurance, Inc.

(a)  In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at April 30, 2008 was $14,280,912, which represented 98.6% of the Fund's Net Assets. See Note 2A.

This table, as of April 30, 2008, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations.

Entities	Percentage of Total Investments
AMBAC Assurance Corp.	33.7%
MBIA Insurance Corp.	26.1
Financial Guaranty Insurance Co.	18.6
Financial Security Assurance, Inc.	6.3

See Notes to Financial Statements.
43

Schedule of Investments

PowerShares Preferred Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Preferred Stocks—99.8%
	Banks—32.2%
240,754	BAC Capital Trust IV, 7.00%	$5,910,510
36,394	Barclays Bank PLC, 6.63%, Series 2 (United Kingdom)	861,810
7,799	BNY Capital V, 5.95%, Series F	174,230
2,980	Citizens Funding Trust I, 7.50%	49,200
36,643	Fifth Third Capital Trust VI, 7.25%	801,016
69,424	HSBC Holdings PLC, 6.20%, Series A (United Kingdom)	1,562,040
39,957	KeyCorp Capital IX, 6.75%	819,518
50,099	National City Capital Trust II, 6.63%	871,723
7,844	PNC Capital Trust D, 6.13%	172,176
2,612	Popular North America Capital Trust I, 6.70%	65,640
241,306	Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)	5,371,472
11,632	Santander Finance S.A. Unipersonal, 6.41%, Series 1 (Spain)	271,607
730	Susquehanna Capital Group, 9.375%, Series I	19,090
76,699	USB Capital XI, 6.60%	1,815,465
109,019	Wachovia Capital Trust IV, 6.38%	2,476,912
88,115	Wells Fargo Capital Trust IV, 7.00%	2,205,518
		23,447,927
	Chemicals—0.2%
1,525	EI Du Pont de Nemours & Co., 4.50%, Series B	124,478
	Diversified Financial Services—27.1%
83,395	ABN AMRO Capital Funding Trust VII, 6.08%, Series G	1,787,989
18,635	Bear Stearns Capital Trust III, 7.80%	447,240
9,597	Capital One Capital II, 7.50%	208,255
14,971	CIT Group, Inc., 6.35%, Series A	206,750
270,913	Citigroup Capital XVI, 6.45%, Series W	5,943,830
94,280	Deutsche Bank Capital Funding Trust IX, 6.63%	2,138,270
45,302	General Electric Capital Corp., 6.10%	1,142,063
18,184	Goldman Sachs Group, Inc., 6.20%, Series B	427,142
85,890	JP Morgan Chase Capital X, 7.00%	2,148,109
55,284	Lehman Brothers Holdings Capital Trust V, 6.00%, Series M	1,102,363
104,078	Merrill Lynch Capital Trust I, 6.45%, Series K	2,215,821
68,293	Morgan Stanley Capital Trust VII, 6.60%	1,529,763
5,995	National Rural Utilities Cooperative Finance Corp., 5.95%	139,384
2,802	Respol International Capital Ltd., 7.45%, Series A	70,751
13,314	SLM Corp., 6.00%	246,309
		19,754,039
	Electric—5.0%
75,927	Alabama Power Co., 5.88%, Series 07-B	1,882,989
6,749	BGE Capital Trust II, 6.20%	158,939

Number of Shares		Value
	Preferred Stocks (Continued)
1,456	Consolidated Edison Co. of New York, Inc., 5.00%, Series A	$131,331
51,149	FPL Group Capital, Inc., 6.60%, Series A	1,282,817
2,405	Interstate Power & Light Co., 8.38%, Series B	70,467
4,284	Pacific Gas & Electric Co., 6.00%, Series A	109,885
		3,636,428
	Home Builders—0.1%
3,324	Pulte Homes, Inc., 7.38%	64,319
	Insurance—11.2%
23,440	Aegon N.V., 6.38% (Netherlands)	496,928
32,988	American International Group, Inc., 7.70%	833,606
4,866	Arch Capital Group Ltd., 8.00%, Series A	121,650
7,243	Berkley W.R. Capital Trust II, 6.75%	160,650
3,911	Delphi Financial Group, Inc., 7.376%	72,901
4,727	Endurance Specialty Holdings Ltd., 7.75%, Series A	111,794
8,402	Everest Re Capital Trust II, 6.20%, Series B	169,384
174,720	ING Groep NV, 7.20% (Netherlands)	4,298,111
1,716	Lincoln National Capital VI, 6.75%, Series F	41,699
398	Markel Corp., 7.50%	9,831
33,736	MetlLife, Inc., 6.50%, Series B	776,939
8,016	PartnerRe Ltd., 6.75%, Series C	176,753
1,277	Phoenix Cos., Inc., 7.45%	27,200
723	Primus Guaranty Ltd., 7.00%	8,857
20,587	Prudential PLC, 6.50% (United Kingdom)	454,973
16,299	RenaissanceRe Holdings Ltd., 6.60%, Series D	347,984
2,223	Selective Insurance Group, 7.50%	49,951
1,409	Torchmark Capital Trust III, 7.1%	34,366
		8,193,577
	Investment Companies—0.1%
5,981	Allied Capital Corp., 6.88%	105,565
	Media—3.0%
17,647	CBS Corp., 6.75%	383,116
59,189	Comcast Corp., 7.00%, Series B	1,423,495
16,444	Viacom, Inc., 6.85%	378,048
		2,184,659
	REITS—7.2%
7,556	BRE Properties, Inc., 6.75%, Series C	164,721
7,355	Developers Diversified Realty Corp., 7.375%, Series H	163,428
19,635	Duke Realty Corp., 6.60%, Series L	428,043
8,399	Equity Residential Properties, 6.48%, Series N	185,030
4,258	First Industrial Realty Trust, Inc., 7.25%, Series J	90,184
3,814	HCP, Inc., 7.10%, Series F	83,984
3,709	Health Care REIT, Inc., 7.625%, Series F	89,758

See Notes to Financial Statements.

44

Schedule of Investments (Continued)

PowerShares Preferred Portfolio

April 30, 2008 (Unaudited)

Number of Shares		Value
	Preferred Stocks (Continued)
12,489	Kimco Realty Corp., 7.75%, Series G	$309,103
2,373	NB Capital Corp., 8.35%, Series DEP	58,115
1,831	Prologis Trust, 6.75%, Series F	42,058
15,107	PS Business Parks, Inc., 7.00%, Series H	329,333
99,638	Public Storage, 7.25%, Series I	2,393,304
10,350	Realty Income Corp., 6.75%, Series E	233,910
4,202	UDR, Inc., 6.75%, Series G	94,503
21,319	Vornado Realty Trust, 6.625%, Series I	455,374
6,752	Weingarten Realty Investors, 6.50%, Series F	145,438
		5,266,286
	Sovereign—12.7%
198,544	Fannie Mae, 8.25%	4,971,542
225,505	Freddie Mac, 5.57%, Series V	4,284,595
		9,256,137
	Telecommunications—1.0%
26,152	AT&T, Inc., 6.38%	653,539
3,188	Telephone & Data Systems, Inc., 6.625%	63,122
		716,661
	Total Preferred Stocks (Cost $74,062,835)	72,750,076
	Money Market Fund—0.5%
323,647	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $323,647)	323,647
	Total Investments (Cost $74,386,482)—100.3%	73,073,723
	Liabilities in excess of other assets—(0.3%)	(200,051)
	Net Assets—100.0%	$72,873,672

REIT Real Estate Investment Trust

See Notes to Financial Statements.

45

Schedule of Investments

PowerShares VRDO Tax-Free Weekly Portfolio

April 30, 2008 (Unaudited)

Principal Amount		Interest Rate (b)	Maturity Date	Value
	Municipal Bonds (a)—98.2%
	Ad Valorem Property Tax—5.8%
$500,000	Chicago Illinois Board of Education Ser 00B FSA	2.45%	03/01/32	$500,000
100,000	Guilford County North Carolina Ser 05B	2.45	03/01/25	100,000
100,000	New York - City of New York Sub-Ser 02C-2	2.60	08/01/20	100,000
500,000	New York - City of New York Sub-Ser 96J-3	3.00	02/15/16	500,000
2,000,000	Shelby County Tennessee Ser 06C	2.30	12/01/31	2,000,000
				3,200,000
	College Revenue—2.7%
500,000	District of Columbia Rev (The American University) Ser 85 AMBAC	4.50	10/01/15	500,000
500,000	Louisiana Public Facilities Auth Rev (College & University Equipment) Ser 85A FGIC	4.00	09/01/10	500,000
500,000	Payne County Economic Development Auth Student Housing Rev (OSUF Phase III Project) Ser 02 AMBAC	10.00	07/01/32	500,000
				1,500,000
	Electric Power Revenue—0.9%
500,000	Piedmont Municipal Power Agency Electric Rev Ser 97B MBIA	5.00	01/01/19	500,000
	General Fund—5.4%
2,000,000	North Carolina State Ser 02D	2.60	06/01/19	2,000,000
500,000	North Carolina State Public Improvements Ser 02D	2.55	05/01/21	500,000
500,000	North Carolina State Public Improvements Ser 02E	2.65	05/01/21	500,000
				3,000,000
	Highway Tolls Revenue—7.4%
2,000,000	Kansas State Department Transportation Highway Rev Ser 02C-1	2.60	09/01/19	2,000,000
100,000	New Jersey State Turnpike Auth Turnpike Rev Ser 03C-3 FSA	2.45	01/01/24	100,000
500,000	Orlando & Orange County Expressway Auth Florida Expressway Rev Sub-Ser 05A-2 AMBAC	2.45	07/01/40	500,000
1,000,000	Orlando & Orange County Expressway Auth Florida Expressway Rev Sub-Ser 05A-1 AMBAC	2.85	07/01/40	1,000,000
500,000	Pennsylvania State Turnpike Community Turnpike Rev Ser 06C AMBAC	3.35	12/01/22	500,000
				4,100,000
	Hospital Revenue—19.5%
500,000	Arizona Health Facilities Auth Rev (Banner Health) Ser 05A MBIA	3.90	01/01/29	500,000
1,500,000	Colorado Health Facilities Auth Rev (Catholic Health) Ser 04B	2.50	03/01/23	1,500,000
500,000	Dauphin County Pennsylvania General Auth Health System Rev (Pinncale Health System Project) Ser 05 FSA	2.50	08/15/27	500,000
500,000	Franklin County Ohio Rev (Trinity Health Credit) Ser 00F FSA	2.05	12/01/30	500,000
1,500,000	Gainesville & Hall County Hospital Auth Rev (Northeast Georgia Health Project) Ser 07A MBIA	3.90	05/01/41	1,500,000
100,000	Harris County Texas Health Facilities Development Corp. Rev (St. Luke Episcopal) Ser 05A FGIC	5.50	02/15/32	100,000
1,000,000	Indiana Health & Educational Facilities Finance Auth Rev (Parkview Health System, Inc.) Ser 05B AMBAC	6.25	11/01/28	1,000,000
500,000	Indiana Hospital Equipment Financing Auth Rev Ser 85A MBIA	4.75	12/01/15	500,000
1,000,000	Iowa Finance Auth Health Care Facilities Rev (Iowa Health System) Ser 05A-1 FGIC	10.00	02/15/35	1,000,000
500,000	New Mexico State Hospital Equipment Loan Council Hospital Rev (Presbyterian Healthcare) Ser 05B FSA	2.45	08/01/30	500,000

See Notes to Financial Statements.
46

Schedule of Investments (Continued)

PowerShares VRDO Tax-Free Weekly Portfolio

April 30, 2008 (Unaudited)

Principal Amount		Interest Rate (b)	Maturity Date	Value
	Municipal Bonds (a) (Continued)
$2,500,000	North Carolina Med Care Community Hospital Rev (Moses H Cone Memorial Hospital Project) Ser 93	2.50%	10/01/23	$2,500,000
600,000	University Hospitals & Clinics Auth Rev Ser 97 MBIA	4.00	04/01/26	600,000
				10,700,000
	Industrial Revenue—0.9%
500,000	Burke County Georgia Development Auth Pollution Control Rev (Oglethorpe Power Corp.) Ser 93A FSA	8.00	01/01/16	500,000
	Local Housing Revenue—5.1%
2,800,000	New Hampshire State Housing Financing Auth Multifamily Rev (EQR Board Partnership Project) Ser 96 Fannie Mae	2.60	09/15/26	2,800,000
	Miscellaneous Revenue—12.2%
500,000	Baltimore Maryland Industrial Development Auth (Baltimore Capital Acquisition) Ser 86	2.65	08/01/16	500,000
1,500,000	California Infrastructure & Economic Development Bank Rev (California Independent System Operator Corp.) Ser 04A AMBAC	6.60	02/01/10	1,500,000
100,000	Capital Projects Financing Auth Florida Rev (Capital Projects Loan Program) Ser 97A FSA	2.53	08/01/17	100,000
100,000	Clarksville Tennessee Public Building Auth Rev (Pooled Funding Tennessee Municipal Bond Fund) Ser 95	2.45	10/01/25	100,000
1,500,000	Delaware Valley Regional Financial Auth Local Government Rev Ser 86-1	2.45	08/01/16	1,500,000
100,000	Gulf Breeze Florida Rev (Local Government Loan Program) Ser 85C FGIC	5.25	12/01/15	100,000
1,500,000	Massachusetts State Development Financing Agency Rev (Draper Laboratory Issue) Ser 00 MBIA	3.50	06/01/30	1,500,000
1,400,000	Montgomery County Tennessee Public Building Auth Pooled Funding Government Obligation (Tennessee County Loan Pool) Ser 95	2.45	03/01/25	1,400,000
				6,700,000
	Multiple Utility Revenue—1.8%
500,000	Jacksonville Capital Project Rev Ser 02-1 FGIC	7.70	10/01/34	500,000
500,000	West Palm Beach Florida Utilities System Rev Ser 05 FGIC	9.00	10/01/29	500,000
				1,000,000
	Natural Gas Revenue—1.8%
500,000	American Public Energy Agency Nebraska Gas Supply Rev Ser 05A	2.35	12/01/15	500,000
500,000	Florida Gas Utilities Rev (Gas Supply Project) Ser 06-2-A-3	2.30	11/01/26	500,000
				1,000,000
	Port, Airport & Marina Revenue—2.7%
500,000	Atlanta Georgia Airport Rev Ref Ser 03B-2 MBIA	4.50	01/01/30	500,000
1,000,000	Charlotte North Carolina Airport Rev (Charlotte/Douglas International Airport) Ser 99D MBIA	3.80	07/01/29	1,000,000
				1,500,000
	Recreational Revenue—3.6%
2,000,000	California Statewide Communities Development Auth Rev (Museum of Art Project) Ser 04C FGIC	10.00	12/01/34	2,000,000
	Sales Tax Revenue—9.1%
2,100,000	Metropolitan Atlanta Rapid Transit Auth Georgia Sales Tax Rev Ser 00B	2.65	07/01/25	2,100,000
2,400,000	New York State Local Assistance Corp Ser 94B	2.70	04/01/23	2,400,000
500,000	Regional Transportation Auth Illinois Ser 05B	2.65	06/01/25	500,000
				5,000,000

See Notes to Financial Statements.
47

Schedule of Investments (Continued)

PowerShares VRDO Tax-Free Weekly Portfolio

April 30, 2008 (Unaudited)

Principal Amount		Interest Rate (b)	Maturity Date	Value
	Municipal Bonds (a) (Continued)
	Special Tax—0.9%
$500,000	Connecticut State Special Tax Obligation Rev (Transportation Infrastructure) Ref Ser 03-1 AMBAC	4.50%	02/01/22	$500,000
	Transit Revenue—5.3%
500,000	Bi-State Development Agency Metropolitan District Rev (Metrolink Project) Ser 05A	2.60	10/01/35	500,000
1,400,000	California Transit Finance Auth Ser 97 FSA	2.55	10/01/27	1,400,000
1,000,000	Metropolitan Transportation Auth (Dedicated Tax Fund) Ref Ser 05A-1 XLCA	10.00	11/01/31	1,000,000
				2,900,000
	Water Revenue—13.1%
1,500,000	Atlanta Georgia Water & Wastewater Rev Ser 02B FSA	2.60	11/01/38	1,500,000
1,000,000	Chicago Waterworks Rev (Second Lien) Ser 99	2.55	11/01/30	1,000,000
1,100,000	Gwinnett County Water & Sewage Auth Rev Ser 04B County Guaranteed	2.60	08/01/25	1,100,000
500,000	Massachusetts State Water Resource Auth Rev Ser 98D FGIC	9.00	11/01/26	500,000
2,000,000	Metropolitan Water District Southern California Rev Ser 00B-2	2.50	07/01/35	2,000,000
100,000	Miami - Dade County Florida Water & Sewer Rev Ser 05 FSA	2.12	10/01/25	100,000
1,000,000	Philadelphia Water & Wastewater Rev Ser 97B AMBAC	6.50	08/01/27	1,000,000
				7,200,000
	Total Municipal Bonds (Cost $54,100,000)			54,100,000
Number of Shares
	Money Market Fund—0.2%
83,629	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $83,629)			83,629
	Total Investments (Cost $54,183,629)—98.4%			54,183,629
	Other assets less liabilities—1.6%			875,594
	Net Assets—100.0%			$55,059,223

Abbreviations:

Auth  – Authority

Ref  – References

Rev  – Revenue

Ser  – Series

Glossary of Terms:

AMBAC  – American Municipal Bond Assurance Corporation

FGIC  – Financial Guaranty Insurance Company

FSA  – Financial Security Assurance, Inc.

MBIA  – Municipal Bond Investors Assurance

XLCA  – XL Capital Assurance, Inc.

See Notes to Financial Statements.
48

Schedule of Investments (Continued)

PowerShares VRDO Tax-Free Weekly Portfolio

April 30, 2008 (Unaudited)

(a)  In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at April 30, 2008 was $54,100,000, which represented 98.2% of the Fund's Net Assets. See Note 2A.

(b)  Variable rate coupon. Stated interest rate was in effect at April 30, 2008.

This table, as of April 30, 2008, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations.

Entities	Percentage of Total Investments
AMBAC Assurance Corp.	12.0%
Financial Guaranty Insurance Co.	9.6
Financial Security Assurance, Inc.	9.6
Fannie Mae	5.2

See Notes to Financial Statements.
49

Statements of Assets and Liabilities

April 30, 2008 (Unaudited)

	PowerShares 1-30 Laddered Treasury Portfolio	PowerShares Emerging Markets Sovereign Debt Portfolio	PowerShares High Yield Corporate Bond Portfolio	PowerShares Insured California Municipal Bond Portfolio
ASSETS:
Investments at value	$31,758,256	$84,621,722	$8,786,878	$14,501,646
Cash	—	—	—	—
Receivables:
Interest and dividends	349,421	1,620,032	219,435	207,854
Foreign tax reclaims	—	—	—	—
Shares sold	—	—	2,390,350	—
Investments sold	—	—	—	—
Total Assets	32,107,677	86,241,754	11,396,663	14,709,500
LIABILITIES:
Due to custodian	155,100	588,578	197,498	295,025
Payables:
Investments purchased	—	—	1,621,121	—
Accrued unitary management fees	6,120	31,215	2,894	3,288
Total Liabilities	161,220	619,793	1,821,513	298,313
NET ASSETS	$31,946,457	$85,621,961	$9,575,150	$14,411,187
NET ASSETS CONSIST OF:
Shares of beneficial interest	$31,418,674	$86,330,635	$9,689,540	$14,743,190
Undistributed net investment income (loss)	(42,650)	(226,634)	(1,191)	(5,763)
Net realized gain (loss) on investments	390,698	(116,199)	(94,694)	(37,608)
Net unrealized appreciation (depreciation) on investments	179,735	(365,841)	(18,505)	(288,632)
Net Assets	$31,946,457	$85,621,961	$9,575,150	$14,411,187
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,200,000	3,400,000	400,000	600,000
Net asset value	$26.62	$25.18	$23.94	$24.02
Investments at cost	$31,578,521	$84,987,563	$8,805,383	$14,790,278

See Notes to Financial Statements.

50

	PowerShares Insured National Municipal Bond Portfolio	PowerShares Insured New York Municipal Bond Portfolio	PowerShares Preferred Portfolio	PowerShares VRDO Tax-Free Weekly Portfolio
ASSETS:
Investments at value	$124,275,304	$14,431,145	$73,073,723	$54,183,629
Cash	8,173,388	—	—	742,425
Receivables:
Interest and dividends	1,402,172	189,193	142,533	141,338
Foreign tax reclaims	—	—	11	—
Shares sold	—	—	—	—
Investments sold	371,370	—	449,909	—
Total Assets	134,222,234	14,620,338	73,666,176	55,067,392
LIABILITIES:
Due to custodian	—	123,411	556,929	—
Payables:
Investments purchased	7,028,110	—	212,159	—
Accrued unitary management fees	26,378	3,308	23,416	8,169
Total Liabilities	7,054,488	126,719	792,504	8,169
NET ASSETS	$127,167,746	$14,493,619	$72,873,672	$55,059,223
NET ASSETS CONSIST OF:
Shares of beneficial interest	$127,910,684	$14,979,394	$74,150,049	$55,060,558
Undistributed net investment income (loss)	(150,826)	(9,311)	83,785	(1,335)
Net realized gain (loss) on investments	(1,159,335)	(78,593)	(47,403)	—
Net unrealized appreciation (depreciation) on investments	567,223	(397,871)	(1,312,759)	—
Net Assets	$127,167,746	$14,493,619	$72,873,672	$55,059,223
Shares outstanding (unlimited amount authorized, $0.01 par value)	5,300,000	600,000	3,800,000	2,200,000
Net asset value	$23.99	$24.16	$19.18	$25.03
Investments at cost	$123,708,081	$14,829,016	$74,386,482	$54,183,629

51

Statements of Operations

	PowerShares 1-30 Laddered Treasury Portfolio	PowerShares Emerging Markets Sovereign Debt Portfolio	PowerShares High Yield Corporate Bond Portfolio	PowerShares Insured California Municipal Bond Portfolio
	Six Months Ended April 30, 2008 (Unaudited)	Six Months Ended April 30, 2008 (Unaudited)	For the Period November 14, 2007* Through April 30, 2008 (Unaudited)	Six Months Ended April 30, 2008 (Unaudited)
INVESTMENT INCOME:
Unaffiliated interest income	$451,311	$1,366,855	$194,991	$295,531
Unaffiliated dividend income	—	—	—	—
Affiliated money market dividend income	509	1,638	80	—
Foreign withholding tax	—	—	—	—
Total Income	451,820	1,368,493	195,071	295,531
EXPENSES:
Unitary management fees	27,335	117,223	11,346	17,946
Net Investment Income	424,485	1,251,270	183,725	277,585
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(841)	(193,386)	(94,694)	(37,608)
In-kind redemptions	391,539	77,187	—	—
Net realized gain (loss)	390,698	(116,199)	(94,694)	(37,608)
Net change in unrealized appreciation/depreciation on:
Investments	(41,338)	(523,659)	(18,505)	(257,763)
Net realized and unrealized gain (loss) on investments	349,360	(639,858)	(113,199)	(295,371)
Net increase (decrease) in net assets resulting from operations	$773,845	$611,412	$70,526	$(17,786)

*  Commencement of Investment Operations.

See Notes to Financial Statements.

52

	PowerShares Insured National Municipal Bond Portfolio	PowerShares Insured New York Municipal Bond Portfolio	PowerShares Preferred Portfolio	PowerShares VRDO Tax-Free Weekly Portfolio
	Six Months Ended April 30, 2008 (Unaudited)	Six Months Ended April 30, 2008 (Unaudited)	For the Period January 28, 2008* Through April 30, 2008 (Unaudited)	For the Period November 14, 2007* Through April 30, 2008 (Unaudited)
INVESTMENT INCOME:
Unaffiliated interest income	$1,116,123	$333,433	$—	$323,247
Unaffiliated dividend income	—	—	717,779	—
Affiliated money market dividend income	915	—	—	186
Foreign withholding tax	—	—	11	—
Total Income	1,117,038	333,433	717,790	323,433
EXPENSES:
Unitary management fees	68,739	20,303	46,894	21,091
Net Investment Income	1,048,299	313,130	670,896	302,342
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(1,159,335)	(78,593)	(47,403)	—
In-kind redemptions	—	—	—	—
Net realized gain (loss)	(1,159,335)	(78,593)	(47,403)	—
Net change in unrealized appreciation/depreciation on:
Investments	563,097	(359,276)	(1,312,759)	—
Net realized and unrealized gain (loss) on investments	(596,238)	(437,869)	(1,360,162)	—
Net increase (decrease) in net assets resulting from operations	$452,061	$(124,739)	$(689,266)	$302,342

53

Statements of Changes in Net Assets

	PowerShares 1-30 Laddered Treasury Portfolio		PowerShares Emerging Markets Sovereign Debt Portfolio		PowerShares High Yield Corporate Bond Portfolio	PowerShares Insured California Municipal Bond Portfolio
	Six Months Ended April 30, 2008 (Unaudited)	For the Period October 11, 2007* Through October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	For the Period October 11, 2007* Through October 31, 2007	For the Period November 14, 2007* Through April 30, 2008 (Unaudited)	Six Months Ended April 30, 2008 (Unaudited)	For the Period October 11, 2007* Through October 31, 2007
OPERATIONS:
Net investment income	$424,485	$37,011	$1,251,270	$28,305	$183,725	$277,585	$26,823
Net realized gain (loss) on investments	390,698	—	(116,199)	—	(94,694)	(37,608)	—
Net change in unrealized appreciation/ depreciation on investments	(41,338)	221,073	(523,659)	157,818	(18,505)	(257,763)	(30,869)
Net increase (decrease) in net assets resulting from operations	773,845	258,084	611,412	186,123	70,526	(17,786)	(4,046)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(9,500)	3,061	(71,601)	14,309	(4,420)	(631)	1,137
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(494,646)	—	(1,434,608)	—	(180,496)	(309,540)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	31,769,970	15,126,252	81,132,530	15,365,958	9,685,120	2,251,771	12,490,788
Value of shares repurchased	(15,487,048)	—	(10,239,454)	—	—	—	—
Net income equalization	9,500	(3,061)	71,601	(14,309)	4,420	631	(1,137)
Net increase in net assets resulting from shares transactions	16,292,422	15,123,191	70,964,677	15,351,649	9,689,540	2,252,402	12,489,651
Increase (Decrease) in Net Assets	16,562,121	15,384,336	70,069,880	15,552,081	9,575,150	1,924,445	12,486,742
NET ASSETS:
Beginning of period	15,384,336	—	15,552,081	—	—	12,486,742	—
End of period	$31,946,457	$15,384,336	$85,621,961	$15,552,081	$9,575,150	$14,411,187	$12,486,742
Undistributed net investment income (loss) at end of period	$(42,650)	$37,011	$(226,634)	$28,305	$(1,191)	$(5,763)	$26,823
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,200,000	600,000	3,200,000	600,000	400,000	100,000	500,000
Shares repurchased	(600,000)	—	(400,000)	—	—	—	—
Shares outstanding, beginning of period	600,000	—	600,000	—	—	500,000	—
Shares outstanding, end of period	1,200,000	600,000	3,400,000	600,000	400,000	600,000	500,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

54

	PowerShares Insured National Municipal Bond Portfolio		PowerShares Insured New York Municipal Bond Portfolio		PowerShares Preferred Portfolio	PowerShares VRDO Tax-Free Weekly Portfolio
	Six Months Ended April 30, 2008 (Unaudited)	For the Period October 11, 2007* Through October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	For the Period October 11, 2007* Through October 31, 2007	For the Period January 28, 2008* Through April 30, 2008 (Unaudited)	For the Period November 14, 2007* Through April 30, 2008 (Unaudited)
OPERATIONS:
Net investment income	$1,048,299	$27,295	$313,130	$30,545	$670,896	$302,342
Net realized gain (loss) on investments	(1,159,335)	—	(78,593)	—	(47,403)	—
Net change in unrealized appreciation/ depreciation on investments	563,097	4,126	(359,276)	(38,595)	(1,312,759)	—
Net increase (decrease) in net assets resulting from operations	452,061	31,421	(124,739)	(8,050)	(689,266)	302,342
Undistributed net investment income (loss) included in the price of units issued and redeemed	(105,946)	1,135	—	2,256	199,471	(35,218)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,120,474)	—	(352,986)	—	(786,582)	(268,459)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	115,311,373	12,493,365	—	14,979,394	74,349,520	55,025,340
Value of shares repurchased	—	—	—	—	—	—
Net income equalization	105,946	(1,135)	—	(2,256)	(199,471)	35,218
Net increase in net assets resulting from shares transactions	115,417,319	12,492,230	—	14,977,138	74,150,049	55,060,558
Increase (Decrease) in Net Assets	114,642,960	12,524,786	(477,725)	14,971,344	72,873,672	55,059,223
NET ASSETS:
Beginning of period	12,524,786	—	14,971,344	—	—	—
End of period	$127,167,746	$12,524,786	$14,493,619	$14,971,344	$72,873,672	$55,059,223
Undistributed net investment income (loss) at end of period	$(150,826)	$27,295	$(9,311)	$30,545	$83,785	$(1,335)
CHANGES IN SHARES OUTSTANDING:
Shares sold	4,800,000	500,000	—	600,000	3,800,000	2,200,000
Shares repurchased	—	—	—	—	—	—
Shares outstanding, beginning of period	500,000	—	600,000	—	—	—
Shares outstanding, end of period	5,300,000	500,000	600,000	600,000	3,800,000	2,200,000

55

Financial Highlights

PowerShares 1-30 Laddered Treasury Portfolio

	Six Months Ended April 30, 2008 (Unaudited)	For the Period October 11, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.64	$25.21
Net investment income**	0.50	0.07
Net realized and unrealized gain on investments	1.10	0.36
Total from operations	1.60	0.43
Distribution to shareholders from:
Net investment income	(0.62)	—
Net asset value at end of period	$26.62	$25.64
TOTAL RETURN***	6.27%	1.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$31,946	$15,384
Ratio to average net assets of:
Expenses	0.25%†	0.25	%†
Net investment income	3.88%†	4.55	%†
Portfolio turnover rate ††	0%	0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$0.01

PowerShares Emerging Markets Sovereign Debt Portfolio

	Six Months Ended April 30, 2008 (Unaudited)	For the Period October 11, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.92	$25.50
Net investment income**	0.66	0.07
Net realized and unrealized gain (loss) on investments	(0.60)	0.35
Total from operations	0.06	0.42
Distribution to shareholders from:
Net investment income	(0.80)	—
Net asset value at end of period	$25.18	$25.92
TOTAL RETURN***	0.26%	1.65%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$85,622	$15,552
Ratio to average net assets of:
Expenses	0.50%†	0.50	%†
Net investment income	5.34%†	4.91	%†
Portfolio turnover rate ††	42%	0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.04)	$0.03

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

See Notes to Financial Statements.

56

Financial Highlights (Continued)

PowerShares High Yield Corporate Bond Portfolio

	For the Period November 14, 2007* through April 30, 2008 (Unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.03
Net investment income**	0.74
Net realized and unrealized loss on investments	(0.97)
Total from operations	(0.23)
Distribution to shareholders from:
Net investment income	(0.86)
Net asset value at end of period	$23.94
TOTAL RETURN***	(0.68	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$9,575
Ratio to average net assets of:
Expenses	0.50%
Net investment income	8.07%
Portfolio turnover rate ††	46%
Undistributed net investment loss included in price of units issued and redeemed**#	$(0.02)

PowerShares Insured California Municipal Bond Portfolio

	Six Months Ended April 30, 2008 (Unaudited)	For the Period October 11, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.97	$24.90
Net investment income**	0.53	0.06
Net realized and unrealized gain (loss) on investments	(0.89)	0.01
Total from operations	(0.36)	0.07	(b)
Distribution to shareholders from:
Net investment income	(0.59)	—
Net asset value at end of period	$24.02	$24.97
TOTAL RETURN***	(1.47)%	0.28%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$14,411	$12,487
Ratio to average net assets of:
Expenses	0.28%†	0.28	%†
Net investment income	4.33%†	3.90	%†
Portfolio turnover rate ††	3%	0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$— (c)	$—	(c)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

(a)  The total return from Fund Inception (first day of trading on the Exchange) to April 30, 2008 was 0.69%.

(b)  Due to the timing difference of the investment activities and purchase of shares of beneficial interests activities, the net operating results in the Financial Highlights differ from the "Net decrease in net assets resulting from operations" in the Statements of Operations.

(c)  Amount represents less than $0.005.

See Notes to Financial Statements.

57

Financial Highlights (Continued)

PowerShares Insured National Municipal Bond Portfolio

	Six Months Ended April 30, 2008 (Unaudited)	For the Period October 11, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.05	$24.92
Net investment income**	0.48	0.06
Net realized and unrealized gain (loss) on investments	(0.95)	0.07
Total from operations	(0.47)	0.13
Distribution to shareholders from:
Net investment income	(0.59)	—
Net asset value at end of period	$23.99	$25.05
TOTAL RETURN***	(1.90)%	0.52%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$127,168	$12,525
Ratio to average net assets of:
Expenses	0.28%†	0.28	%†
Net investment income	4.27%†	3.96	%†
Portfolio turnover rate ††	34%	0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.05)	$—	(a)

PowerShares Insured New York Municipal Bond Portfolio

	Six Months Ended April 30, 2008 (Unaudited)	For the Period October 11, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.95	$24.84
Net investment income**	0.52	0.05
Net realized and unrealized gain (loss) on investments	(0.72)	0.06
Total from operations	(0.20)	0.11	(b)
Distribution to shareholders from:
Net investment income	(0.59)	—
Net asset value at end of period	$24.16	$24.95
TOTAL RETURN***	(0.80)%	0.44%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$14,494	$14,971
Ratio to average net assets of:
Expenses	0.28%†	0.28	%†
Net investment income	4.32%†	3.83	%†
Portfolio turnover rate ††	10%	0%
Undistributed net investment income included in price of units issued and redeemed**#	$—	$—	(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

(b)  Due to the timing difference of the investment activities and purchase of shares of beneficial interests activities, the net operating results in the Financial Highlights differ from the "Net decrease in net assets resulting from operations" in the Statements of Operations.

See Notes to Financial Statements.

58

Financial Highlights (Continued)

PowerShares Preferred Portfolio

	For the Period January 28, 2008* through April 30, 2008 (Unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.06
Net investment income**	0.32
Net realized and unrealized loss on investments	(0.85)
Total from operations	(0.53)
Distribution to shareholders from:
Net investment income	(0.35)
Net asset value at end of period	$19.18
TOTAL RETURN***	(2.61	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$72,874
Ratio to average net assets of:
Expenses	0.50	%†
Net investment income	7.14	%†
Portfolio turnover rate ††	1%
Undistributed net investment income included in price of units issued and redeemed**#	$0.10

PowerShares VRDO Tax Free Weekly Portfolio

	For the Period November 14, 2007* through April 30, 2008 (Unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.03
Net investment income	0.38
Net realized and unrealized gain on investments	—
Total from operations	0.38
Distribution to shareholders from:
Net investment income	(0.38)
Net asset value at end of period	$25.03
TOTAL RETURN***	1.53	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$55,059
Ratio to average net assets of:
Expenses	0.25	%†
Net investment income	3.58	%†
Portfolio turnover rate ††	0%
Undistributed net investment loss included in price of units issued and redeemed**#	$(0.04)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization, which has been calculated using average shares outstanding, has been presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" show above as "Undistributed net investment income (loss) included in price of units issued and redeemed" and "Net realized and unrealized gain (loss) on investments." The Fund's use of equalization does not effect net asset value per share, and the presentation has been revised accordingly. This revision does not affect total return or the ratios for prior periods.

(a)  The total return from Fund Inception (first day of trading on the Exchange) to April 30, 2008 was (3.52)%.

(b)  The total return from Fund Inception (first day of trading on the Exchange) to April 30, 2008 was 1.53%.

See Notes to Financial Statements.

59

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2008 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the "Trust") was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of period end, the Trust offers twenty-six portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares 1-30 Laddered Treasury Portfolio	"1-30 Laddered Treasury Portfolio"

PowerShares Emerging Markets Sovereign

Debt Portfolio	"Emerging Markets Sovereign Debt Portfolio"

PowerShares High Yield Corporate Bond Portfolio	"High Yield Corporate Bond Portfolio"

PowerShares Insured California Municipal

Bond Portfolio	"Insured California Municipal Bond Portfolio"

PowerShares Insured National Municipal

Bond Portfolio	"Insured National Municipal Bond Portfolio"

PowerShares Insured New York Municipal

Bond Portfolio	"Insured New York Municipal Bond Portfolio"

PowerShares Preferred Portfolio	"PowerShares Preferred Portfolio"

PowerShares VRDO Tax-Free Weekly Portfolio	"PowerShares VRDO Tax-Free Weekly Portfolio"

Each portfolio (the "Fund" or collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund Shares." Each Fund's shares are listed and traded on the American Stock Exchange.

The Funds' market prices may differ to some degree from the net asset value of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in a large specified number of shares, each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following equity indices:

Fund	Index
1-30 Laddered Treasury Portfolio	Ryan/Mergent 1-30 Year Treasury Laddered Index

Emerging Markets Sovereign Debt Portfolio	DB Emerging Market USD Liquid Balanced Index

High Yield Corporate Bond Portfolio	Wachovia High Yield Index Total Return Base

Insured California Municipal Bond Portfolio	Merrill Lynch California Insured Long-Term Core Municipal Securities Index

Insured National Municipal Bond Portfolio	Merrill Lynch Insured National Long-Term Core Municipal Securities Index

Insured New York Municipal Bond Portfolio	Merrill Lynch New York Insured Long-Term Core Municipal Securities Index

Preferred Portfolio	Merrill Lynch Fixed Rate Preferred Securities Index

VRDO Tax-Free Weekly Portfolio	Municipal Market Data/Thomson Financial Weekly VRDO Index

60

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2008 (Unaudited)

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options if no closing price is available are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies are valued at the end of day net asset value per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative

61

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2008 (Unaudited)

lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. Other Risk

The Funds may invest a large percentage of assets in securities of a limited number of companies, each investment has a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund. The Funds that invest in one state may have greater exposure to adverse economic and political changes in that state.

Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. High yield bonds may involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claim.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is included.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and Passive Foreign Investment Company investments.

The Funds file tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

62

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2008 (Unaudited)

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to the Invesco PowerShares Capital Management LLC ("the Adviser") (formerly PowerShares Capital Management LLC). Whereby, the Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees and distribution fees, brokerage expenses, taxes, interest and other extraordinary expenses, if any.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and distributes net realized taxable capital gains, if any, annually in cash. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period end.

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

H. Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars using the applicable exchange rates as of the close of London world markets. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments in securities. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

63

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2008 (Unaudited)

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser under which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. As compensation for its services, each Fund has agreed to pay an annual unitary management fee. The Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, brokerage expenses, taxes, interest and other extraordinary expenses, if any. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
1-30 Laddered Treasury Portfolio	.25%
Emerging Markets Sovereign Debt Portfolio	.50%
High Yield Corporate Bond Portfolio	.50%
Insured California Municipal Bond Portfolio	.28%
Insured National Municipal Bond Portfolio	.28%
Insured New York Municipal Bond Portfolio	.28%
Preferred Portfolio	.50%
VRDO Tax-Free Weekly Portfolio	.25%

Distribution Agreement

The Trust has entered into a Distribution Agreement with Invesco Aim Distributors, Inc. (formerly A I M Distributors, Inc. (the "Distributor") which serves as the Distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in Shares.

Licensing Agreements

The Adviser has entered into licensing agreements for each Fund with the following Licensor:

Fund	Licensor
1-30 Laddered Treasury Portfolio	Mergent, Inc.

Emerging Markets Sovereign Debt Portfolio	Deutsch Bank Securities, Inc.

High Yield Corporate Bond Portfolio	Wachovia Corporation

Insured California Municipal Bond Portfolio	Merrill Lynch

Insured National Municipal Bond Portfolio	Merrill Lynch

Insured New York Municipal Bond Portfolio	Merrill Lynch

Preferred Portfolio	Merrill Lynch

VRDO Tax-Free Weekly Portfolio	Thomson Financial LLC

The above trademarks are owned by the respective Licensors. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds. The Adviser is required to pay the licensing fees on behalf of the Funds.

The Bank of New York, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian and fund accounting and transfer agent for each Fund.

64

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2008 (Unaudited)

The custodian has agreed to provide overdraft protection to the Funds according to the terms of the service agreement.

Note 4. Federal Income Taxes

At April 30, 2008, costs of investments on a tax basis including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period were as follows:

	Cost	Unrealized Appreciation/ Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation
1-30 Laddered Treasury Portfolio	$31,578,521	$179,735	$182,742	$(3,007)
Emerging Markets Sovereign Debt Portfolio	84,987,563	(365,841)	409,329	(775,170)
High Yield Corporate Bond Portfolio	8,805,383	(18,505)	130,669	(149,174)
Insured California Municipal Bond Portfolio	14,790,278	(288,632)	101,184	(389,816)
Insured National Municipal Bond Portfolio	123,708,081	567,223	1,594,972	(1,027,749)
Insured New York Municipal Bond Portfolio	14,829,016	(397,871)	22,910	(420,781)
Preferred Portfolio	74,386,482	(1,312,759)	62,245	(1,375,004)
VRDO Tax-Free Weekly Portfolio	54,183,629	—	—	—

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of distributions paid during the year and the tax components of accumulated earnings/loss will be reported at the Funds fiscal year end.

Note 5. Investment Transactions

For the period ended April 30, 2008, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Emerging Markets Sovereign Debt Portfolio	$19,908,710	$19,773,742
High Yield Corporate Bond Portfolio	11,283,813	2,429,939
Insured California Municipal Bond Portfolio	2,888,135	380,012
Insured National Municipal Bond Portfolio	130,108,747	17,534,408
Insured New York Municipal Bond Portfolio	1,516,140	1,495,275
Preferred Portfolio	22,449,271	250,226
VRDO Tax-Free Weekly Portfolio	—	—

For the period ended April 30, 2008, the cost of securities purchased and the proceeds from sales of U.S. government securities for the 1-30 Laddered Treasury Portfolio amounted to $22,374,283 and $6,153,399, respectively.

65

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2008 (Unaudited)

For the period ended April 30, 2008 in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
1-30 Laddered Treasury Portfolio	$22,374,283	$6,153,399
Emerging Markets Sovereign Debt Portfolio	75,277,211	5,577,310
High Yield Corporate Bond Portfolio	—	—
Insured California Municipal Bond Portfolio	—	—
Insured National Municipal Bond Portfolio	—	—
Insured New York Municipal Bond Portfolio	—	—
Preferred Portfolio	52,110,874	—
VRDO Tax-Free Weekly Portfolio	—	—

Gains and losses on in-kind transactions are not considered taxable for Federal income tax purposes.

Note 6. Trustees' Fees

The Adviser, as a result of the unitary advisory fee, compensates each Trustee on behalf of the Trust who is not an employee of the Adviser or its affiliates. Interested Trustees and Officers of the Trust do not receive any Trustees' fees.

The Trust (has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" (as defined in the 1940 Act) and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferred Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the participating trustee is valued as of the first business dates of each calendar quarter such Fees would have been paid to the participating trustee. The value increases with contributions or with increases in the value of the shares selected, and the value decreases with withdrawals or with declines in the value of the shares selected.

Note 7. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 100,000 (200,000 for High Yield Corporate Bond Portfolio and Preferred Portfolio). Only Authorized Participants are permitted to create or redeem from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not be eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 8. Indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

66

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2008 (Unaudited)

Note 9. New Accounting Pronouncement

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurement" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurement. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has assessed the application of FAS 157 to the Funds and has determined that the adoption of FAS 157 is not expected to have a material impact on the Funds. Management intends for the Funds to adopt FAS 157 provisions during the fiscal year ending October 31, 2009.

67

Supplemental Information

Trustees and Officers

The Trustees who are not affiliated with the Adviser or affiliates of the Adviser ("Independent Trustees") and the Trustee who is affiliated with the Adviser ("Management Trustee") and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by the Trustee, are shown below.

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
Ronn R. Bagge (b. 1958) YQA Capital Management, LLC 1755 S. Naperville Rd., Suite 100 Wheaton, IL 60187	Trustee	Since 2003	YQA Capital Management LLC (July 1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	104	None

Marc M. Kole (b. 1960) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Assistant Vice President and Controller, Priority Health (September 2005-April 2008); formerly Interim CFO, Priority Health (July 2006-April 2007); formerly Senior Vice President of Finance, United Healthcare (health insurance) (July 2004-July 2005); formerly Senior Vice President of Finance, Oxford Health Plans (June 2000-July 2004)	104	None

  *  This is the date the Trustee began serving the Trust.

**  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. At April 30, 2008, the Fund Complex consists of the Trust's 26 Portfolios and three other exchange-traded fund trusts with 78 Portfolios advised by the Adviser.

68

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
D. Mark McMillan (b. 1963) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Partner, Bell, Boyd & Lloyd LLP (1989 Present)	104	None

Philip M. Nussbaum (b. 1961) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.) (November 2004-Present); formerly Managing Director, Communication Institute (May 2002-August 2003); formerly Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (March 1994-1999)	104	None

  *  This is the date the Trustee began serving the Trust.

**  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. At April 30, 2008, the Fund Complex consists of the Trust's 26 Portfolios and three other exchange-traded fund trusts with 78 Portfolios advised by the Adviser.

69

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
Donald H. Wilson (b. 1960) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	President, Chief Operating Officer and Chief Financial Officer, AMCORE Financial, Inc. (bank holding company) (August 2007- Present), formerly Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (February 2006- August 2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (May 1995-February 2006)	104	None

  *  This is the date the Trustee began serving the Trust.

**  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. At April 30, 2008, the Fund Complex consists of the Trust's 26 Portfolios and three other exchange-traded fund trusts with 78 Portfolios advised by the Adviser.

70

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Management Trustee	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee
H. Bruce Bond (b. 1963)** Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chairman of the Board, Trustee and Chief Executive Officer	Since 2003	Managing Director, Invesco PowerShares Capital Management LLC (August 2002-Present); formerly Manager, Nuveen Investments (April 1998- August 2002)	104	None

Availability of Additional Information About Funds' Trustees

The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request at 800.337.4246.

  *  This is the date the Management Trustee began serving the Trust.

  **  Interested person as defined in Section 2(a)(19) of the 1940 Act.

***  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. At April 30, 2008, the Fund Complex consists of the Trust's 26 Portfolios and three other exchange-traded fund trusts with 78 Portfolios advised by the Adviser.

71

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Officers	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Bruce T. Duncan (b. 1954) Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Financial Officer, Treasurer and Secretary	Chief Financial Officer and Treasurer Since 2006 Secretary Since 2008	Senior Vice President of Finance, Invesco PowerShares Capital Management LLC (September 2005-Present); Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Kevin R. Gustafson (b. 1965) Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Compliance Officer	Since 2004	General Counsel, Invesco PowerShares Capital Management LLC (September 2004-Present); Chief Compliance Officer, Invesco PowerShares Capital Management LLC (September 2004-April 2008); Attorney, Nyberg & Gustafson (2001-2004); Attorney, Burke, Warren, McKay & Serritella, P.C. (1997-2000)

  *  This is the period for which the Officers began serving the Trust. Each Officer serves a one year term, until his successor is elected.

72

Board Considerations Regarding Approval of Investment Advisory Agreement

At a meeting held on April 20, 2007, the Board of Trustees of the PowerShares Global Exchange-Traded Fund Trust (subsequently renamed the PowerShares Exchange-Traded Fund Trust II) (the "Trust"), including the Independent Trustees, unanimously approved the Investment Advisory Agreement between PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 39 initial series (the "Funds"):

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Europe Portfolio

PowerShares FTSE RAFI Japan Portfolio

PowerShares Dynamic Developed International Opportunities Portfolio

PowerShares Dynamic Asia Pacific Portfolio

PowerShares Dynamic Europe Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Water Portfolio

PowerShares Cohen & Steers Global Realty Majors Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Small Portfolio

PowerShares FTSE RAFI Europe Small Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares FTSE RAFI Latin America Portfolio

PowerShares FTSE RAFI Australia Portfolio

PowerShares FTSE RAFI Brazil Portfolio

PowerShares FTSE RAFI Canada Portfolio

PowerShares FTSE RAFI China Portfolio

PowerShares FTSE RAFI France Portfolio

PowerShares FTSE RAFI Germany Portfolio

PowerShares FTSE RAFI Hong Kong Portfolio

PowerShares FTSE RAFI Mexico Portfolio

PowerShares FTSE RAFI South Africa Portfolio

PowerShares FTSE RAFI South Korea Portfolio

PowerShares FTSE RAFI Taiwan Portfolio

PowerShares FTSE RAFI United Kingdom Portfolio

PowerShares Dynamic Emerging Markets Portfolio

PowerShares Dynamic Developed International Growth Portfolio

PowerShares Dynamic Developed International Value Portfolio

PowerShares Dynamic Japan Portfolio

PowerShares Dynamic Australia Portfolio

PowerShares Dynamic Canada Portfolio

PowerShares Dynamic France Portfolio

PowerShares Dynamic Germany Portfolio

PowerShares Dynamic UK Portfolio

PowerShares Dynamic Ireland Portfolio

PowerShares International Listed Private Equity Portfolio

PowerShares S&P European Stars Portfolio

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) since Fund performance was not available, the correlation and tracking error between the indices tracked by other exchange-traded funds ("ETFs") for which the Adviser serves as such and those funds' performance, (iii) the costs of services to be provided and estimated profits to be realized by the Adviser, (iv) the extent to which economies of scale may be realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits to be realized by the Adviser from its relationship with the Funds. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for each Fund listed above. No single factor was determinative in the Board's analysis.

73

Board Considerations Regarding Approval of Investment Advisory Agreement (Continued)

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions to be performed by the Adviser, information describing the Adviser's current organization, including operations assistance provided by the Adviser's new parent organization, AMVESCAP LLC, and the background and experience of the persons responsible for the day-to-day management of the Funds, and considered the quality of services provided by the Adviser to other ETFs. The Trustees reviewed matters related to the Adviser's portfolio transaction policies and procedures. The Trustees reviewed reports on the correlation and tracking error between the underlying index and the performance of other ETFs for which the Adviser services as investment adviser.

The Trustees also considered the services to be provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function for the other ETFs and would be provided for the Funds.

Based on their review, the Trustees concluded that the nature and extent of services to be provided by the Adviser to each Fund were appropriate and that the quality would be good.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expected total expense ratio and proposed advisory fee, as compared to three categories of comparable funds selected by Lipper Inc., an independent source: ETFs, open-end funds and closed-end funds. The Trustees also reviewed and discussed additional information prepared by Lipper Inc. on expense ratios and advisory fees of a broader universe of ETFs and other index funds. The Adviser supplemented the information prepared by Lipper Inc. with data it compiled on expense ratios and advisory fees of newer ETFs that recently commenced operations. The Trustees noted that the annual advisory fee to be charged to the Funds was a unitary fee, and that the Adviser agreed to pay all expenses of the Funds except brokerage commissions and other trading expenses, taxes and extraordinary expenses. The Trustees noted that the advisory fees were at the higher end of the ETF universe, but were generally lower than fees for open-end (non-ETF) funds and closed-end funds, and were reasonable because of the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds, and the higher administrative, operational and management oversight costs for the Adviser. The Trustees also noted that the higher advisory fees were attributable to higher trading and custody costs for certain jurisdictions. The Board therefore concluded that the advisory fee of each Fund is competitive and that the advisory fee for each Fund is reasonable and appropriate in amount in light of the quality of services to be provided and that each Fund's total expense ratio was competitive.

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser as investment adviser to the other ETFs, as well as the fees waived and expenses reimbursed by the Adviser for those ETFs. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits realized by the Adviser from its relationship to those ETFs. The Trustees noted the Adviser's statement that its costs of managing those ETFs generally exceeded the amount payable as management fees under the investment advisory agreement for those funds. The Trustees concluded that the estimated profits to be realized by the Adviser with respect to each Fund were reasonable in comparison with the costs of providing investment advisory services to the Fund.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees

74

Board Considerations Regarding Approval of Investment Advisory Agreement (Continued)

noted that certain fixed costs associated with the management of the Funds can be reduced on a per-Fund basis, and that although such economies would be enjoyed by the Adviser, a unitary fee provides certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund is reasonable in relation to the projected asset size of each Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for each Fund listed above. No single factor was determinative in the Board's analysis.

75

Board Considerations Regarding Approval of Investment Advisory Agreement (Continued)

At a meeting held on October 2, 2007, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the "Trust"), including the Independent Trustees, approved the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following seven additional series (the "Funds"):

PowerShares DWA Developed Markets Technical Leaders Portfolio

PowerShares DWA Emerging Markets Technical Leaders Portfolio

PowerShares FTSE RAFI International Real Estate Portfolio

PowerShares Global Nuclear Energy Portfolio

PowerShares Preferred Portfolio

PowerShares High Yield Corporate Bond Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) since Fund performance was not available, the correlation and tracking error between the indices tracked by other exchange-traded funds ("ETFs") for which the Adviser serves as such and those funds' performance, (iii) the costs of services to be provided and estimated profits to be realized by the Adviser, (iv) the extent to which economies of scale may be realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits to be realized by the Adviser from its relationship with the Funds. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for each Fund listed above. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions to be performed by the Adviser, information describing the Adviser's current organization and projected staffing, and the background and experience of the persons responsible for the day-to-day management of the Funds, and considered the quality of services provided by the Adviser to other ETFs. The Trustees reviewed matters related to the Adviser's portfolio transaction policies and procedures. The Trustees reviewed reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees also considered the services to be provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function for the other ETFs and that was expected to be provided for the Funds.

Based on their review, the Trustees concluded that the nature and extent of services to be provided by the Adviser to each Fund were appropriate and that the quality was expected to be good.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expected total expense ratio and proposed advisory fee, as compared to information prepared by Lipper Inc., an independent source, on expense ratios and advisory fees of a broad universe of ETFs and other index funds. The Adviser supplemented the information prepared by Lipper Inc. with data it compiled on expense ratios and advisory fees of newer ETFs that recently

76

Board Considerations Regarding Approval of Investment Advisory Agreement (Continued)

commenced operations. The Trustees also considered data from an August 2007 report by Morgan Stanley, Inc. showing average expense ratios for various types of ETFs and open-end funds, including index funds. The Trustees noted that the annual advisory fee to be charged to the Funds was a unitary fee, and that the Adviser agreed to pay all expenses of the Funds except brokerage commissions and other trading expenses, taxes and extraordinary expenses. The Trustees noted that the advisory fees were generally at the higher end of the ETF universe, but were generally lower than fees for open-end (non-ETF) funds and closed-end funds, and were reasonable because of the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds, and the higher administrative, operational and management oversight costs for the Adviser. The Trustees also noted that some of the higher advisory fees were attributable to higher trading and custody costs for certain jurisdictions, and higher license fees payable out of the unitary fee charged to the Funds. The Board noted that the Adviser represented that the advisory fees were competitive with those of their ETF peers. The Board concluded that the advisory fee and expected total expense ratio for each Fund are reasonable and appropriate in amount in light of the quality of services expected to be provided.

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser as investment adviser to the other ETFs, as well as the fees waived and expenses reimbursed by the Adviser for those ETFs. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits realized by the Adviser from its relationship to those ETFs. The Trustees noted the Adviser's statement that its costs of managing those ETFs generally exceeded the amount payable as management fees under the investment advisory agreement for those funds. The Trustees concluded that the estimated profits to be realized by the Adviser with respect to each Fund appeared to be reasonable in comparison with the costs of providing investment advisory services to the Fund.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that certain fixed costs associated with the management of the Funds can be reduced on a per-Fund basis, and that although such economies would be enjoyed by the Adviser, a unitary fee provides certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund is reasonable in relation to the projected asset size of each Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for each Fund listed above. No single factor was determinative in the Board's analysis.

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

There are risks involved in investing in ETFs, including possible loss of money. Investing in securities of small and medium sized companies involves greater risk than is customarily associated with investing in more established companies, and investments in concentrated industry sectors involve greater risks than investments that are more diversified. PowerShares ETFs are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. PowerShares ETFs are not FDIC insured, may lose value and have no bank guarantee. PowerShares is a registered trademark of Invesco PowerShares Capital Management LLC. Past performance is not a guarantee of future results.

Invesco Aim Distributors, Inc. is the distributor of the PowerShares Exchange-Traded Fund Trust II.

An investor should consider each Fund's investment objective, risks, charges and expenses carefully before investing. For more complete information about PowerShares ETFs call Invesco Aim Distributors, Inc. at (800) 337-4246 or visit our website invescopowershares.com for a prospectus. Please read the prospectus carefully before investing.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2008 Invesco PowerShares Capital Management LLC  P-PS-SAR-9

Item 2. Code of Ethics.

Not required for a semi-annual period.

Item 3. Audit Committee Financial Expert.

Not required for a semi-annual period.

Item 4. Principal Accountant Fees and Services.

Not required for a semi-annual period.

Item 5. Audit Committee of Listed Registrants.

Not required for a semi-annual period.

Items 6. Schedule of Investments.

The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

a)              Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3-(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Chief Financial Officer (principal financial officer) have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized and reported on a timely basis.

b)             There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item  12. Exhibits.

(a)           Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(b)           Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust II

By:	/s/ H. Bruce Bond

Name:	H. Bruce Bond

Title:	Chairman and Chief Executive Officer

Date:	July 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ H. Bruce Bond

Name:	H. Bruce Bond

Title:	Chairman and Chief Executive Officer

Date:	July 3, 2008

By:	/s/ Bruce T. Duncan

Name:	Bruce T. Duncan

Title:	Chief Financial Officer

Date:	July 3, 2008